Schedule of Investments (unaudited)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$917	$827,587
3.38%, 03/01/41	964	734,049
4.65%, 10/01/28(a)	1,653	1,652,591
4.75%, 03/30/30	1,485	1,499,327
5.38%, 06/15/33(a)	768	784,262
5.40%, 10/01/48(a)	471	443,282
Omnicom Group Inc.
2.45%, 04/30/30	1,948	1,802,848
2.60%, 08/01/31	1,455	1,322,606
4.20%, 06/01/30	1,037	1,030,371
5.30%, 11/01/34(a)	445	457,626
		10,554,549
Aerospace & Defense — 1.7%
Airbus SE
3.15%, 04/10/27(b)	1,290	1,278,298
3.95%, 04/10/47(b)	1,235	1,034,912
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	1,075	1,134,255
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	818	768,015
BAE Systems PLC
1.90%, 02/15/31(b)	2,380	2,118,043
3.00%, 09/15/50(a)(b)	1,435	980,833
3.40%, 04/15/30(b)	2,735	2,648,552
5.00%, 03/26/27(b)	160	161,864
5.13%, 03/26/29(b)	1,995	2,058,847
5.25%, 03/26/31(b)	545	569,526
5.30%, 03/26/34(b)	2,465	2,571,410
5.50%, 03/26/54(a)(b)	1,175	1,201,108
5.80%, 10/11/41(b)	852	901,620
Boeing Co. (The)
2.70%, 02/01/27	1,555	1,529,224
2.80%, 03/01/27	562	551,950
2.95%, 02/01/30	1,185	1,121,964
3.20%, 03/01/29	1,595	1,542,713
3.25%, 02/01/28	1,677	1,647,065
3.25%, 03/01/28	922	903,542
3.25%, 02/01/35	1,491	1,306,252
3.30%, 03/01/35	498	432,385
3.38%, 06/15/46	780	557,958
3.45%, 11/01/28	752	738,005
3.50%, 03/01/39	741	610,508
3.50%, 03/01/45	464	339,665
3.55%, 03/01/38	1,035	878,053
3.60%, 05/01/34	1,758	1,604,134
3.63%, 02/01/31(a)	2,735	2,629,705
3.63%, 03/01/48	983	712,393
3.65%, 03/01/47	580	427,804
3.75%, 02/01/50	2,518	1,868,095
3.83%, 03/01/59	504	355,456
3.85%, 11/01/48	741	555,456
3.90%, 05/01/49	1,382	1,045,313
3.95%, 08/01/59	2,437	1,757,713
5.04%, 05/01/27	2,870	2,898,213
5.15%, 05/01/30	6,655	6,859,179
5.71%, 05/01/40	4,940	5,075,055
5.81%, 05/01/50	9,294	9,255,452
5.88%, 02/15/40(a)	1,075	1,120,037
5.93%, 05/01/60	5,487	5,447,335
Security	Par (000)	Value
Aerospace & Defense (continued)
6.13%, 02/15/33(a)	$869	$944,204
6.26%, 05/01/27	1,115	1,145,467
6.30%, 05/01/29	2,970	3,158,748
6.39%, 05/01/31	1,130	1,229,458
6.53%, 05/01/34	4,184	4,652,518
6.63%, 02/15/38(a)	652	733,509
6.86%, 05/01/54	3,645	4,152,638
6.88%, 03/15/39	823	935,027
7.01%, 05/01/64	2,790	3,194,862
Embraer Netherlands Finance BV
5.40%, 01/09/38	1,070	1,059,246
5.98%, 02/11/35(a)	270	288,292
GE Capital Funding LLC, 4.55%, 05/15/32	715	726,257
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,675	1,655,346
General Dynamics Corp.
2.25%, 06/01/31	968	881,376
2.63%, 11/15/27(a)	1,025	1,003,503
2.85%, 06/01/41	875	666,651
3.50%, 04/01/27	1,293	1,289,152
3.60%, 11/15/42	534	440,927
3.63%, 04/01/30	2,597	2,558,386
3.75%, 05/15/28	2,326	2,330,210
4.25%, 04/01/40	1,627	1,513,393
4.25%, 04/01/50	1,130	979,705
4.95%, 08/15/35	915	940,161
General Electric Co.
4.30%, 07/29/30	815	824,130
4.35%, 05/01/50	890	777,674
4.50%, 03/11/44	905	831,765
4.90%, 01/29/36(a)	1,845	1,893,169
5.88%, 01/14/38	1,315	1,444,877
6.15%, 08/07/37	520	575,211
6.75%, 03/15/32	1,430	1,631,157
6.88%, 01/10/39	1,105	1,317,674
HEICO Corp.
5.25%, 08/01/28	1,185	1,220,876
5.35%, 08/01/33(a)	955	999,385
Hexcel Corp.
4.20%, 02/15/27	575	572,361
5.88%, 02/26/35	480	506,841
Howmet Aerospace Inc.
3.00%, 01/15/29	1,015	985,224
4.55%, 11/15/32	650	656,085
4.85%, 10/15/31	345	355,593
5.90%, 02/01/27(a)	685	699,913
5.95%, 02/01/37(a)	1,045	1,143,279
6.75%, 01/15/28(a)	600	634,115
L3Harris Technologies Inc.
1.80%, 01/15/31	553	489,437
2.90%, 12/15/29(a)	1,576	1,500,490
3.85%, 12/15/26	602	600,939
4.40%, 06/15/28	3,596	3,624,265
4.85%, 04/27/35	917	922,621
5.05%, 06/01/29	1,145	1,179,073
5.05%, 04/27/45	944	911,329
5.25%, 06/01/31	1,735	1,810,517
5.35%, 06/01/34	1,155	1,202,116
5.40%, 01/15/27	1,870	1,898,045
5.40%, 07/31/33(a)	2,280	2,395,671
5.50%, 08/15/54(a)	940	937,377

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.60%, 07/31/53	$961	$968,973
6.15%, 12/15/40	501	550,588
Lockheed Martin Corp.
1.85%, 06/15/30	915	831,982
2.80%, 06/15/50	826	535,919
3.60%, 03/01/35	909	845,191
3.80%, 03/01/45	2,194	1,795,601
3.90%, 06/15/32	1,495	1,469,997
4.07%, 12/15/42	2,510	2,178,748
4.09%, 09/15/52	2,546	2,070,291
4.15%, 08/15/28	800	805,507
4.15%, 06/15/53	1,540	1,257,244
4.30%, 06/15/62	1,319	1,070,760
4.40%, 08/15/30	1,345	1,363,466
4.45%, 05/15/28(a)	1,105	1,119,582
4.50%, 02/15/29	1,510	1,534,560
4.50%, 05/15/36	937	925,891
4.70%, 12/15/31	1,040	1,069,228
4.70%, 05/15/46	1,437	1,322,821
4.75%, 02/15/34	1,515	1,540,599
4.80%, 08/15/34	740	754,550
5.00%, 08/15/35	1,475	1,514,868
5.10%, 11/15/27(a)	2,630	2,690,241
5.20%, 02/15/55	2,080	1,996,326
5.20%, 02/15/64	1,005	952,276
5.25%, 01/15/33(a)	1,510	1,595,526
5.70%, 11/15/54(a)	1,810	1,866,824
5.72%, 06/01/40(a)	585	632,294
5.90%, 11/15/63	1,260	1,332,121
Series B, 6.15%, 09/01/36	1,000	1,121,495
Northrop Grumman Corp.
3.20%, 02/01/27	1,011	1,002,260
3.25%, 01/15/28	3,449	3,399,158
3.85%, 04/15/45	1,063	867,722
4.03%, 10/15/47	3,264	2,676,706
4.40%, 05/01/30	1,457	1,473,763
4.60%, 02/01/29	235	239,175
4.65%, 07/15/30	1,045	1,065,561
4.70%, 03/15/33(a)	760	772,239
4.75%, 06/01/43	1,554	1,448,947
4.90%, 06/01/34	2,080	2,122,002
4.95%, 03/15/53	1,665	1,530,820
5.05%, 11/15/40(a)	639	636,981
5.15%, 05/01/40	1,121	1,127,297
5.20%, 06/01/54(a)	1,845	1,763,850
5.25%, 07/15/35	1,150	1,201,174
5.25%, 05/01/50(a)	2,125	2,048,491
Northrop Grumman Systems Corp., 7.75%, 02/15/31	340	395,426
Rolls-Royce PLC, 5.75%, 10/15/27(b)	575	589,522
RTX Corp.
1.90%, 09/01/31	1,655	1,456,870
2.25%, 07/01/30	1,811	1,669,308
2.38%, 03/15/32	2,012	1,798,338
2.82%, 09/01/51	1,950	1,244,412
3.03%, 03/15/52(a)	960	637,196
3.13%, 05/04/27	1,777	1,755,664
3.13%, 07/01/50	1,775	1,216,519
3.50%, 03/15/27	1,875	1,864,168
3.75%, 11/01/46	1,762	1,387,557
4.05%, 05/04/47	1,532	1,261,862
Security	Par (000)	Value
Aerospace & Defense (continued)
4.13%, 11/16/28	$5,264	$5,281,212
4.15%, 05/15/45	1,927	1,634,863
4.20%, 12/15/44	695	583,362
4.35%, 04/15/47	1,783	1,537,861
4.45%, 11/16/38	1,589	1,510,308
4.50%, 06/01/42	5,284	4,821,592
4.63%, 11/16/48	2,935	2,610,558
4.70%, 12/15/41	850	800,874
4.80%, 12/15/43	1,004	938,593
4.88%, 10/15/40	1,381	1,354,984
5.15%, 02/27/33	2,395	2,498,850
5.38%, 02/27/53(a)	2,030	1,988,807
5.40%, 05/01/35	895	948,380
5.70%, 04/15/40	670	711,853
5.75%, 01/15/29	995	1,044,260
6.00%, 03/15/31	2,050	2,216,429
6.05%, 06/01/36	595	654,324
6.10%, 03/15/34	2,140	2,361,461
6.13%, 07/15/38	1,100	1,219,400
6.40%, 03/15/54	2,150	2,407,747
6.70%, 08/01/28(a)	955	1,018,629
7.20%, 08/15/27	415	436,558
7.50%, 09/15/29	1,420	1,586,341
		258,751,855
Agriculture — 1.3%
Altria Group Inc.
2.45%, 02/04/32	3,145	2,787,643
3.40%, 05/06/30	1,758	1,694,532
3.40%, 02/04/41	2,456	1,914,238
3.70%, 02/04/51(a)	2,116	1,523,442
3.88%, 09/16/46	2,674	2,042,147
4.00%, 02/04/61(a)	1,590	1,170,716
4.25%, 08/09/42	2,000	1,698,702
4.45%, 05/06/50	942	766,399
4.50%, 08/06/30	970	977,331
4.50%, 05/02/43	1,287	1,117,155
4.80%, 02/14/29	3,709	3,771,992
4.88%, 02/04/28	925	940,893
5.25%, 08/06/35	775	789,330
5.38%, 01/31/44(a)	2,715	2,664,019
5.63%, 02/06/35	760	792,736
5.80%, 02/14/39	3,159	3,288,141
5.95%, 02/14/49(a)	3,741	3,816,500
6.20%, 11/01/28	1,220	1,290,176
6.20%, 02/14/59(a)	638	652,224
6.88%, 11/01/33(a)	775	880,581
Archer-Daniels-Midland Co.
2.70%, 09/15/51	1,050	656,552
2.90%, 03/01/32	1,510	1,392,610
3.25%, 03/27/30	1,857	1,794,891
3.75%, 09/15/47	890	699,539
4.02%, 04/16/43	803	681,721
4.50%, 08/15/33(a)	455	457,641
4.50%, 03/15/49	890	777,525
4.54%, 03/26/42	520	480,954
5.38%, 09/15/35(a)	1,035	1,100,757
5.77%, 03/01/41(c)	550	580,327
5.94%, 10/01/32(a)	546	597,664
BAT Capital Corp.
2.26%, 03/25/28	2,953	2,834,514
2.73%, 03/25/31(a)	2,529	2,329,044

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.46%, 09/06/29	$1,522	$1,480,482
3.56%, 08/15/27	4,038	3,999,019
3.73%, 09/25/40	1,020	834,407
3.98%, 09/25/50	715	532,514
4.39%, 08/15/37	4,263	3,948,896
4.54%, 08/15/47	3,396	2,865,064
4.63%, 03/22/33	700	698,818
4.70%, 04/02/27	1,409	1,417,482
4.74%, 03/16/32(a)	1,652	1,674,132
4.76%, 09/06/49	1,766	1,517,300
4.91%, 04/02/30	1,835	1,879,366
5.28%, 04/02/50	1,083	992,590
5.35%, 08/15/32	1,640	1,711,008
5.63%, 08/15/35(a)	1,680	1,761,484
5.65%, 03/16/52	1,334	1,281,843
5.83%, 02/20/31	1,100	1,169,033
6.00%, 02/20/34	1,440	1,549,782
6.25%, 08/15/55	995	1,044,889
6.34%, 08/02/30	1,310	1,417,623
6.42%, 08/02/33(a)	2,155	2,387,206
7.08%, 08/02/43	1,425	1,613,626
7.08%, 08/02/53	1,855	2,122,074
7.75%, 10/19/32	835	979,308
BAT International Finance PLC
4.45%, 03/16/28(a)	1,675	1,687,832
5.93%, 02/02/29	2,125	2,233,765
Bunge Ltd. Finance Corp.
2.00%, 04/21/26	1,021	1,012,249
2.75%, 05/14/31	1,808	1,667,619
3.20%, 04/21/31	1,545	1,455,900
3.75%, 09/25/27	1,279	1,273,958
4.10%, 01/07/28	595	596,481
4.20%, 09/17/29	1,320	1,320,280
4.55%, 08/04/30(a)	995	1,006,903
4.65%, 09/17/34	1,590	1,573,353
4.90%, 04/21/27	585	591,366
5.15%, 08/04/35	655	670,920
5.25%, 04/21/32	460	474,173
Cargill Inc.
1.70%, 02/02/31(b)	1,165	1,031,170
2.13%, 04/23/30(b)	1,268	1,165,313
2.13%, 11/10/31(b)	1,729	1,539,825
3.13%, 05/25/51(a)(b)	1,160	795,385
3.25%, 05/23/29(b)	1,575	1,535,627
3.63%, 04/22/27(b)	845	842,775
3.88%, 05/23/49(b)	595	473,689
4.00%, 06/22/32(a)(b)	1,270	1,246,379
4.13%, 10/23/30(b)	825	823,782
4.38%, 04/22/52(b)	1,029	872,343
4.63%, 02/11/28(a)(b)	1,190	1,208,629
4.75%, 04/24/33(b)	740	751,689
4.76%, 11/23/45(a)(b)	1,207	1,116,637
5.13%, 10/11/32(b)	1,067	1,111,710
5.13%, 02/11/35(b)	895	931,777
5.38%, 10/23/55(b)	825	810,542
Imperial Brands Finance PLC
3.88%, 07/26/29(b)	2,629	2,584,994
4.50%, 06/30/28(b)	800	807,553
5.50%, 02/01/30(b)	2,080	2,163,706
5.63%, 07/01/35(b)	900	927,671
5.88%, 07/01/34(b)	1,135	1,188,581
Security	Par (000)	Value
Agriculture (continued)
6.13%, 07/27/27(b)	$1,695	$1,744,244
6.38%, 07/01/55(b)	1,095	1,133,917
Japan Tobacco Inc.
4.85%, 05/15/28(b)	605	616,487
5.25%, 06/15/30(b)	1,075	1,118,763
5.85%, 06/15/35(b)	660	708,747
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	2,170	2,293,777
JT International Financial Services BV, 6.88%, 10/24/32(b)	710	801,108
Philip Morris International Inc.
1.75%, 11/01/30	1,223	1,090,405
2.10%, 05/01/30	1,300	1,191,322
3.13%, 08/17/27(a)	923	911,484
3.13%, 03/02/28(a)	951	933,589
3.38%, 08/15/29	1,745	1,702,724
3.88%, 10/27/28	820	817,829
3.88%, 08/21/42	609	508,177
4.00%, 10/29/30	1,100	1,090,111
4.13%, 04/28/28(a)	1,155	1,159,687
4.13%, 03/04/43	1,443	1,242,156
4.25%, 10/29/32(a)	1,100	1,085,151
4.25%, 11/10/44	2,170	1,871,357
4.38%, 11/01/27	340	342,986
4.38%, 04/30/30	825	830,635
4.38%, 11/15/41	1,295	1,162,078
4.50%, 03/20/42	1,447	1,308,939
4.63%, 11/01/29	1,715	1,746,535
4.63%, 10/29/35	1,100	1,082,930
4.75%, 02/12/27	1,220	1,231,479
4.75%, 11/01/31	420	429,412
4.88%, 02/15/28	3,240	3,301,847
4.88%, 02/13/29	2,047	2,094,652
4.88%, 04/30/35	975	984,089
4.88%, 11/15/43	1,050	985,178
4.90%, 11/01/34	1,110	1,125,612
5.13%, 11/17/27	3,390	3,460,988
5.13%, 02/15/30	3,843	3,982,505
5.13%, 02/13/31	2,380	2,474,078
5.25%, 09/07/28	1,170	1,207,398
5.25%, 02/13/34	2,685	2,788,091
5.38%, 02/15/33	3,430	3,595,238
5.50%, 09/07/30	1,305	1,374,450
5.63%, 11/17/29	2,390	2,518,330
5.63%, 09/07/33	2,445	2,606,783
5.75%, 11/17/32	2,495	2,680,661
6.38%, 05/16/38	2,760	3,107,988
Reynolds American Inc.
5.70%, 08/15/35	1,248	1,313,649
5.85%, 08/15/45	2,831	2,822,365
6.15%, 09/15/43(a)	932	968,136
7.25%, 06/15/37	790	919,053
		201,802,278
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(b)	985	987,953
5.31%, 10/20/31(b)	1,000	1,003,038
Delta Air Lines Inc.
3.75%, 10/28/29(a)	1,090	1,065,892
4.38%, 04/19/28(a)	735	736,578
4.95%, 07/10/28	1,740	1,766,692

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
5.25%, 07/10/30	$975	$1,000,981
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	5,690	5,724,559
Southwest Airlines Co.
2.63%, 02/10/30	1,271	1,177,579
3.45%, 11/16/27	254	250,110
4.38%, 11/15/28	1,225	1,225,021
5.13%, 06/15/27	3,268	3,304,702
5.25%, 11/15/35	1,225	1,199,784
United Airlines Inc., 4.63%, 04/15/29(b)	1,100	1,094,435
		20,537,324
Apparel — 0.1%
Gildan Activewear Inc.
4.70%, 10/07/30(b)	1,075	1,072,262
5.40%, 10/07/35(b)	1,035	1,034,510
NIKE Inc.
2.75%, 03/27/27	1,480	1,460,254
2.85%, 03/27/30	2,935	2,804,772
3.25%, 03/27/40	2,014	1,645,043
3.38%, 11/01/46	881	661,385
3.38%, 03/27/50(a)	1,825	1,330,742
3.63%, 05/01/43	1,045	845,441
3.88%, 11/01/45	1,898	1,556,060
PVH Corp., 5.50%, 06/13/30	560	571,752
Ralph Lauren Corp.
2.95%, 06/15/30	1,586	1,508,777
5.00%, 06/15/32	55	56,526
Tapestry Inc.
3.05%, 03/15/32(a)	785	713,987
4.13%, 07/15/27	567	565,925
5.10%, 03/11/30(a)	620	636,440
5.50%, 03/11/35	470	481,813
		16,945,689
Auto Manufacturers — 2.7%
American Honda Finance Corp.
1.80%, 01/13/31	1,260	1,111,774
2.00%, 03/24/28	1,124	1,074,004
2.25%, 01/12/29	1,145	1,082,026
2.35%, 01/08/27	775	760,754
3.50%, 02/15/28	892	883,243
4.25%, 09/01/28(a)	975	980,249
4.40%, 09/05/29	1,475	1,488,868
4.45%, 10/22/27	1,395	1,406,120
4.50%, 09/04/30	1,500	1,508,230
4.55%, 07/09/27	475	479,312
4.55%, 03/03/28	1,265	1,279,692
4.60%, 04/17/30	1,330	1,348,107
4.70%, 01/12/28(a)	1,060	1,074,486
4.80%, 03/05/30	970	991,261
4.85%, 10/23/31(a)	1,410	1,440,828
4.90%, 03/12/27	1,080	1,090,962
4.90%, 07/09/27	1,020	1,034,048
4.90%, 03/13/29	1,220	1,249,319
4.90%, 01/10/34(a)	1,181	1,192,236
5.05%, 07/10/31	1,440	1,482,046
5.13%, 07/07/28	1,485	1,524,295
5.15%, 07/09/32	1,039	1,071,135
5.20%, 03/05/35	825	841,530
5.65%, 11/15/28	1,320	1,378,042
5.85%, 10/04/30	940	1,001,352
Security	Par (000)	Value
Auto Manufacturers (continued)
BMW Finance NV, 2.85%, 08/14/29(b)	$1,260	$1,202,713
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	145	127,270
2.55%, 04/01/31(b)	260	237,615
3.30%, 04/06/27(a)(b)	782	774,878
3.45%, 04/01/27(a)(b)	886	879,647
3.63%, 04/18/29(b)	1,350	1,328,113
3.70%, 04/01/32(b)	745	711,214
3.75%, 04/12/28(a)(b)	1,236	1,227,411
3.95%, 08/14/28(a)(b)	828	826,577
4.15%, 08/11/27(b)	245	245,596
4.15%, 04/09/30(b)	1,630	1,623,777
4.50%, 08/11/30(b)	760	765,432
4.60%, 08/13/27(a)(b)	950	959,317
4.65%, 03/19/27(b)	625	629,953
4.65%, 08/13/29(b)	1,030	1,045,890
4.75%, 03/21/28(b)	1,485	1,508,690
4.85%, 08/13/31(a)(b)	720	733,893
4.90%, 04/02/27(a)(b)	985	996,635
4.90%, 04/02/29(b)	1,250	1,277,910
5.05%, 08/11/28(b)	1,300	1,335,121
5.05%, 03/21/30(b)	980	1,009,254
5.15%, 08/11/33(b)	1,295	1,337,507
5.15%, 04/02/34(a)(b)	875	896,297
5.20%, 08/11/35(a)(b)	1,235	1,253,872
5.40%, 03/21/35(a)(b)	1,495	1,557,268
Cummins Inc.
1.50%, 09/01/30(a)	1,440	1,287,763
2.60%, 09/01/50(a)	1,323	821,031
4.25%, 05/09/28	530	534,465
4.70%, 02/15/31	1,755	1,798,936
4.88%, 10/01/43	995	975,604
4.90%, 02/20/29	845	870,908
5.15%, 02/20/34	950	988,587
5.30%, 05/09/35	1,240	1,293,705
5.45%, 02/20/54(a)	1,650	1,650,165
7.13%, 03/01/28	360	384,111
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	745	730,029
2.38%, 12/14/28(a)(b)	1,455	1,381,046
2.50%, 12/14/31(b)	1,420	1,267,247
3.65%, 04/07/27(b)	1,252	1,244,518
4.30%, 08/12/27(b)	435	436,641
4.65%, 10/12/30(b)	900	907,570
4.95%, 01/13/28(b)	705	715,506
5.00%, 01/15/27(b)	1,040	1,049,885
5.00%, 10/12/32(b)	745	752,663
5.13%, 09/25/27(b)	1,290	1,310,408
5.13%, 01/19/28(b)	1,595	1,624,986
5.13%, 09/25/29(b)	745	764,686
5.25%, 01/13/30(b)	1,955	2,016,153
5.38%, 01/13/32(b)	1,430	1,476,689
5.38%, 01/18/34(a)(b)	890	910,566
5.38%, 06/25/34(b)	880	900,675
5.40%, 09/20/28(b)	1,165	1,201,765
5.50%, 09/20/33(b)	1,075	1,113,039
5.63%, 01/13/35(b)	850	883,310
Ford Holdings LLC, 9.30%, 03/01/30	480	543,598
Ford Motor Co.
3.25%, 02/12/32	4,270	3,750,842
4.35%, 12/08/26	1,295	1,291,503

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.75%, 01/15/43	$3,062	$2,464,379
5.29%, 12/08/46	2,855	2,409,070
6.10%, 08/19/32	3,670	3,782,114
6.63%, 10/01/28(a)	460	487,576
7.40%, 11/01/46(a)	795	856,552
7.45%, 07/16/31(a)	1,410	1,562,224
9.63%, 04/22/30	750	870,485
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,735	1,664,123
2.90%, 02/10/29	2,280	2,132,449
3.63%, 06/17/31	1,600	1,463,363
3.82%, 11/02/27	1,750	1,717,568
4.00%, 11/13/30	2,915	2,746,345
4.13%, 08/17/27(a)	2,190	2,167,724
4.27%, 01/09/27	1,605	1,597,488
4.95%, 05/28/27	2,351	2,356,353
5.11%, 05/03/29	2,750	2,742,133
5.30%, 09/06/29	1,620	1,627,611
5.73%, 09/05/30	1,425	1,450,238
5.80%, 03/05/27	2,185	2,211,241
5.80%, 03/08/29	2,085	2,125,434
5.85%, 05/17/27	1,962	1,989,193
5.88%, 11/07/29	2,340	2,393,832
5.92%, 03/20/28(a)	1,020	1,042,829
6.05%, 03/05/31	1,320	1,355,639
6.05%, 11/05/31	2,120	2,170,806
6.13%, 03/08/34(a)	2,940	2,990,762
6.50%, 02/07/35(a)	1,850	1,925,211
6.53%, 03/19/32	1,605	1,680,469
6.80%, 05/12/28	2,935	3,057,025
6.80%, 11/07/28	2,665	2,790,175
7.12%, 11/07/33	2,205	2,376,331
7.20%, 06/10/30(a)	1,660	1,782,497
7.35%, 11/04/27	2,450	2,557,839
7.35%, 03/06/30	2,090	2,243,065
General Motors Co.
4.20%, 10/01/27	1,549	1,550,111
5.00%, 10/01/28	1,312	1,337,965
5.00%, 04/01/35(a)	1,275	1,260,076
5.15%, 04/01/38	1,303	1,264,488
5.20%, 04/01/45	2,348	2,134,682
5.35%, 04/15/28	895	917,761
5.40%, 10/15/29(a)	1,605	1,664,246
5.40%, 04/01/48(a)	1,390	1,277,391
5.60%, 10/15/32(a)	2,075	2,176,955
5.63%, 04/15/30	1,360	1,419,914
5.95%, 04/01/49	1,945	1,908,642
6.25%, 04/15/35	770	824,772
6.25%, 10/02/43	1,545	1,586,373
6.60%, 04/01/36	2,108	2,307,107
6.75%, 04/01/46(a)	1,374	1,490,106
6.80%, 10/01/27(a)	1,673	1,740,702
General Motors Financial Co. Inc.
2.35%, 02/26/27	1,515	1,481,591
2.35%, 01/08/31	2,239	2,010,203
2.40%, 04/10/28	1,696	1,627,429
2.40%, 10/15/28	1,420	1,353,449
2.70%, 08/20/27	1,419	1,383,910
2.70%, 06/10/31	1,672	1,513,772
3.10%, 01/12/32	2,000	1,822,022
3.60%, 06/21/30	1,792	1,724,674
Security	Par (000)	Value
Auto Manufacturers (continued)
3.85%, 01/05/28	$604	$599,440
4.20%, 10/27/28(a)	1,390	1,390,836
4.30%, 04/06/29	1,540	1,537,093
4.35%, 01/17/27	1,883	1,885,696
4.90%, 10/06/29(a)	1,585	1,610,991
5.00%, 04/09/27	2,055	2,075,742
5.00%, 07/15/27	725	733,789
5.05%, 04/04/28	1,525	1,552,548
5.35%, 07/15/27	1,815	1,845,996
5.35%, 01/07/30	2,285	2,358,459
5.40%, 05/08/27	1,867	1,897,708
5.45%, 07/15/30(a)	1,470	1,529,508
5.45%, 09/06/34(a)	1,615	1,646,219
5.55%, 07/15/29	2,365	2,451,699
5.60%, 06/18/31	1,215	1,268,018
5.63%, 04/04/32(a)	1,570	1,637,855
5.65%, 01/17/29(a)	863	895,185
5.75%, 02/08/31	2,217	2,334,525
5.80%, 06/23/28	2,025	2,099,251
5.80%, 01/07/29	2,175	2,266,604
5.85%, 04/06/30(a)	2,050	2,158,814
5.90%, 01/07/35	1,690	1,768,556
5.95%, 04/04/34	2,122	2,233,572
6.00%, 01/09/28	1,645	1,703,744
6.10%, 01/07/34	2,274	2,420,836
6.15%, 07/15/35	1,275	1,353,881
6.40%, 01/09/33	1,988	2,152,240
Honda Motor Co. Ltd.
2.53%, 03/10/27(a)	1,235	1,212,149
2.97%, 03/10/32	1,420	1,303,747
4.44%, 07/08/28	1,110	1,120,031
4.69%, 07/08/30	2,230	2,258,970
5.34%, 07/08/35	1,585	1,630,039
Hyundai Capital America
1.80%, 01/10/28(b)	1,680	1,598,160
2.00%, 06/15/28(b)	1,741	1,647,947
2.10%, 09/15/28(b)	705	665,381
2.38%, 10/15/27(b)	1,410	1,364,155
3.00%, 02/10/27(b)	681	671,498
4.25%, 09/18/28(b)	1,770	1,769,024
4.30%, 09/24/27(a)(b)	1,725	1,728,008
4.50%, 09/18/30(b)	630	630,867
4.55%, 09/26/29(a)(b)	1,540	1,547,879
4.75%, 09/26/31(b)	1,020	1,028,702
4.85%, 03/25/27(b)	750	755,975
4.88%, 06/23/27(b)	385	388,964
4.88%, 11/01/27(b)	1,635	1,655,348
4.90%, 06/23/28(b)	785	798,067
5.00%, 01/07/28(b)	1,770	1,797,892
5.10%, 06/24/30(b)	875	896,668
5.15%, 03/27/30(b)	1,165	1,194,387
5.25%, 01/08/27(b)	270	273,046
5.28%, 06/24/27(b)	1,645	1,671,749
5.30%, 03/19/27(b)	1,225	1,241,859
5.30%, 01/08/29(a)(b)	1,135	1,165,212
5.30%, 06/24/29(b)	1,480	1,524,235
5.30%, 01/08/30(b)	645	665,160
5.35%, 03/19/29(b)	890	916,387
5.40%, 01/08/31(b)	890	918,866
5.40%, 06/24/31(b)	1,375	1,423,581
5.40%, 03/29/32(b)	765	792,811

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 06/23/32(b)	$895	$929,232
5.60%, 03/30/28(a)(b)	1,430	1,470,462
5.68%, 06/26/28(b)	1,525	1,576,287
5.70%, 06/26/30(b)	1,330	1,393,310
5.80%, 04/01/30(b)	1,444	1,515,752
6.10%, 09/21/28(b)	1,575	1,649,005
6.20%, 09/21/30(a)(b)	810	866,181
6.38%, 04/08/30(b)	1,310	1,402,913
6.50%, 01/16/29(b)	1,230	1,304,627
Hyundai Capital Services Inc.
2.50%, 01/24/27(b)	600	588,559
3.63%, 08/29/27(b)	305	302,048
5.13%, 02/05/27(b)	505	509,897
5.13%, 02/05/29(b)	300	307,489
5.25%, 01/22/28(a)(b)	1,330	1,358,188
Kia Corp.
1.75%, 10/16/26(b)	150	146,872
2.75%, 02/14/27(b)	390	383,494
3.50%, 10/25/27(b)	685	676,352
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(b)	535	486,500
2.63%, 03/10/30(a)(b)	1,120	1,051,129
3.10%, 08/15/29(b)	1,448	1,394,820
3.45%, 01/06/27(b)	768	763,348
3.75%, 02/22/28(b)	1,596	1,587,310
4.30%, 02/22/29(b)	1,320	1,326,876
4.65%, 04/01/27(a)(b)	600	604,934
4.75%, 08/01/27(b)	1,280	1,296,196
4.75%, 03/31/28(b)	1,060	1,075,234
4.80%, 01/11/27(b)	1,320	1,331,417
4.80%, 03/30/28(a)(b)	1,705	1,732,804
4.80%, 08/01/29(a)(b)	1,215	1,240,954
4.85%, 01/11/29(a)(b)	1,395	1,423,977
4.90%, 11/15/27(a)(b)	1,165	1,184,779
5.00%, 04/01/30(a)(b)	940	968,353
5.00%, 01/11/34(b)	1,175	1,194,108
5.05%, 08/03/33(a)(b)	1,420	1,458,731
5.10%, 08/03/28(b)	1,545	1,586,841
5.10%, 11/15/29(a)(b)	855	882,847
5.13%, 08/01/34(b)	1,015	1,037,423
5.25%, 11/29/27(a)(b)	1,020	1,043,221
5.45%, 04/01/35(a)(b)	300	312,963
8.50%, 01/18/31	2,677	3,190,327
PACCAR Financial Corp.
2.00%, 02/04/27(a)	495	484,561
4.00%, 08/08/28	455	457,585
4.00%, 09/26/29	1,160	1,164,483
4.25%, 06/23/27	600	604,644
4.45%, 08/06/27	1,095	1,107,831
4.55%, 03/03/28	840	854,112
4.55%, 05/08/30(a)	555	566,345
4.60%, 01/10/28(a)	820	833,891
4.60%, 01/31/29	880	899,200
4.95%, 08/10/28	390	401,020
5.00%, 05/13/27	825	839,516
5.00%, 03/22/34	515	536,024
Series R, 4.00%, 11/07/28	500	502,590
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(b)	1,408	1,364,653
2.69%, 09/15/31(b)	260	225,835
5.35%, 03/17/28(b)	905	919,175
Security	Par (000)	Value
Auto Manufacturers (continued)
5.63%, 01/12/28(a)(b)	$1,350	$1,376,161
5.75%, 03/18/30(a)(b)	880	903,651
6.38%, 09/12/32(a)(b)	1,541	1,621,523
6.45%, 03/18/35(a)(b)	1,675	1,743,176
Toyota Motor Corp.
2.36%, 03/25/31(a)	721	663,948
2.76%, 07/02/29	710	681,161
3.67%, 07/20/28	565	563,445
4.19%, 06/30/27	775	779,462
4.45%, 06/30/30(a)	520	527,953
5.05%, 06/30/35(a)	755	782,103
5.12%, 07/13/28	935	964,328
5.12%, 07/13/33(a)	915	957,481
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	1,137	1,087,076
1.65%, 01/10/31	1,465	1,297,177
1.90%, 01/13/27	1,310	1,282,086
1.90%, 04/06/28	1,306	1,250,593
1.90%, 09/12/31	1,243	1,094,562
2.15%, 02/13/30	1,872	1,740,570
2.40%, 01/13/32	675	607,331
3.05%, 03/22/27	2,105	2,082,297
3.05%, 01/11/28	706	694,303
3.20%, 01/11/27	1,329	1,319,219
3.38%, 04/01/30(a)	2,022	1,971,190
3.65%, 01/08/29	1,165	1,153,956
4.05%, 09/05/28(a)	1,955	1,962,315
4.35%, 10/08/27	1,755	1,771,090
4.45%, 06/29/29	1,170	1,186,476
4.50%, 05/14/27	1,400	1,413,659
4.55%, 09/20/27	1,458	1,475,284
4.55%, 08/09/29	1,425	1,451,670
4.55%, 05/17/30	1,300	1,326,172
4.60%, 01/08/27(a)	600	605,455
4.60%, 10/10/31(a)	1,548	1,574,565
4.63%, 01/12/28	1,715	1,742,068
4.65%, 01/05/29	1,535	1,566,369
4.65%, 09/03/32	1,205	1,222,234
4.70%, 01/12/33	765	780,042
4.80%, 05/15/30	1,280	1,313,939
4.80%, 01/05/34	860	882,417
4.95%, 01/09/30	1,320	1,362,803
5.05%, 05/16/29	1,190	1,229,677
5.10%, 03/21/31	1,340	1,395,869
5.25%, 09/11/28(a)	1,445	1,497,941
5.35%, 01/09/35	1,470	1,552,050
5.45%, 11/10/27	1,225	1,261,034
5.55%, 11/20/30	1,930	2,051,026
Series B, 5.00%, 03/19/27	1,505	1,526,973
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	936	888,944
3.75%, 05/13/30(a)(b)	1,235	1,195,510
4.35%, 06/08/27(b)	2,050	2,050,222
4.45%, 09/11/27(b)	260	260,703
4.55%, 09/11/28(b)	400	402,281
4.60%, 06/08/29(b)	1,255	1,261,511
4.75%, 11/13/28(b)	2,444	2,471,001
4.85%, 08/15/27(b)	780	787,191
4.85%, 09/11/30(a)(b)	890	899,583
4.95%, 03/25/27(b)	600	604,725
4.95%, 08/15/29(b)	1,540	1,558,895

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 03/27/28(b)	$1,945	$1,974,712
5.25%, 03/22/29(a)(b)	1,130	1,157,343
5.30%, 03/22/27(b)	975	986,898
5.35%, 03/27/30(b)	570	586,843
5.60%, 03/22/34(b)	775	800,633
5.65%, 09/12/28(a)(b)	1,615	1,669,171
5.65%, 03/25/32(a)(b)	1,000	1,039,378
5.80%, 03/27/35(b)	840	872,670
5.90%, 09/12/33(a)(b)	740	775,386
6.20%, 11/16/28(b)	1,515	1,588,217
6.45%, 11/16/30(b)	1,600	1,721,530
		423,544,874
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	2,891	1,884,826
3.25%, 03/01/32(a)	1,230	1,145,445
4.15%, 05/01/52	1,700	1,328,204
4.35%, 03/15/29(a)	799	804,503
4.40%, 10/01/46(a)	611	499,162
4.65%, 09/13/29	835	851,154
5.15%, 09/13/34(a)	900	912,229
5.40%, 03/15/49(a)	658	609,468
5.75%, 09/13/54(a)	800	777,586
BorgWarner Inc.
2.65%, 07/01/27	1,694	1,658,362
4.38%, 03/15/45	1,084	923,913
4.95%, 08/15/29	555	567,925
5.40%, 08/15/34	735	762,202
Denso Corp.
4.28%, 09/17/30(b)	835	836,968
4.42%, 09/11/29(b)	805	812,933
Lear Corp.
2.60%, 01/15/32	830	741,220
3.50%, 05/30/30	710	682,406
3.55%, 01/15/52	600	410,666
3.80%, 09/15/27	407	404,078
4.25%, 05/15/29	429	428,483
5.25%, 05/15/49(a)	1,094	1,000,551
LG Energy Solution Ltd.
5.25%, 04/02/28(b)	600	611,454
5.38%, 07/02/27(b)	585	594,205
5.38%, 07/02/29(b)	610	627,881
5.38%, 04/02/30(b)	735	757,905
5.50%, 07/02/34(a)(b)	825	843,449
5.75%, 09/25/28(b)	500	517,589
5.88%, 04/02/35(a)(b)	1,200	1,247,004
Magna International Inc.
2.45%, 06/15/30	1,442	1,333,347
5.05%, 03/14/29(a)	845	868,833
5.50%, 03/21/33(a)	720	752,841
5.88%, 06/01/35	370	393,571
Motherson Global Investments BV, 5.63%, 07/11/29(b)	150	153,537
Toyota Industries Corp., 3.57%, 03/16/28(b)	250	246,413
		26,990,313
Banks — 20.7%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)(d)	2,905	2,767,756
3.32%, 03/13/37, (5-year CMT + 1.90%)(b)(d)	1,697	1,557,038
Security	Par (000)	Value
Banks (continued)
4.20%, 07/07/28(b)	$1,355	$1,363,104
4.72%, 01/22/27(b)	250	252,244
4.99%, 12/03/28, (1-year CMT + 0.78%)(b)(d)	1,350	1,371,899
5.52%, 12/03/35, (1-year CMT + 1.25%)(b)(d)	1,285	1,337,111
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)(d)	1,010	1,044,266
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(a)(b)(d)	1,465	1,558,054
6.61%, 09/13/29, (1-day SOFR + 2.33%)(b)(d)	1,195	1,271,236
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.70%)(b)(d)	950	968,218
5.90%, 07/10/34, (5-year CMT + 1.50%)(b)(d)	890	926,851
ANZ New Zealand International Ltd.
2.55%, 02/13/30(b)	355	333,747
3.45%, 07/17/27(a)(b)	832	825,918
3.45%, 01/21/28(a)(b)	897	888,236
5.36%, 08/14/28(b)	1,450	1,502,804
ASB Bank Ltd.
2.38%, 10/22/31(b)	1,115	1,008,232
4.16%, 10/29/30(b)	800	801,131
5.28%, 06/17/32, (5-year CMT + 2.25%)(b)(d)	1,225	1,239,916
5.40%, 11/29/27(b)	1,310	1,346,428
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.70%)(a)(b)(d)	3,008	2,709,948
5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)(d)	1,785	1,805,970
5.73%, 09/18/34, (5-year CMT + 1.62%)(b)(d)	1,510	1,565,869
5.82%, 06/18/36, (1-year CMT + 1.35%)(b)(d)	2,195	2,295,504
6.74%, 12/08/32(b)	1,925	2,139,578
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	1,520	1,523,118
4.42%, 12/16/26	860	865,611
4.62%, 12/16/29(a)	1,435	1,471,547
4.75%, 01/18/27	1,690	1,707,225
4.90%, 07/16/27(a)	1,155	1,175,113
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	905	916,683
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	1,610	1,670,050
6.03%, 03/13/35, (1-year CMT + 0.01)(d)	1,535	1,645,057
6.14%, 09/14/28, (1-year CMT + 2.70%)(a)(d)	825	853,389
7.88%, 11/15/34, (1-year CMT + 3.30%)(d)	1,305	1,530,415
Banco de Chile, 2.99%, 12/09/31(b)	335	303,902
Banco de Credito del Peru SA
5.80%, 03/10/35, (5-year CMT + 2.24%)(b)(d)	1,360	1,368,296
5.85%, 01/11/29(a)(b)	845	879,330
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)(b)	690	637,750
3.50%, 10/12/27(b)	957	943,628
Banco General SA, 4.13%, 08/07/27(b)	515	509,917
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	682	681,765
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,541	1,359,336
Banco Santander Chile, 3.18%, 10/26/31(b)	200	186,430
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(b)	365	376,497

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA
2.75%, 12/03/30	$2,365	$2,157,208
2.96%, 03/25/31(a)	1,285	1,195,374
3.23%, 11/22/32, (1-year CMT + 1.60%)(d)	1,425	1,306,165
3.31%, 06/27/29(a)	1,795	1,746,776
3.49%, 05/28/30	2,137	2,063,297
3.80%, 02/23/28	1,697	1,683,082
4.18%, 03/24/28, (1-year CMT + 2.00%)(d)	2,990	2,987,442
4.25%, 04/11/27	1,825	1,828,752
4.38%, 04/12/28	2,085	2,094,476
4.55%, 11/06/30	1,000	1,005,013
5.13%, 11/06/35	1,000	1,008,131
5.29%, 08/18/27	2,310	2,351,282
5.37%, 07/15/28, (1-year CMT + 0.95%)(d)	2,895	2,951,049
5.44%, 07/15/31	2,280	2,403,945
5.54%, 03/14/30, (1-year CMT + 1.45%)(d)	1,965	2,036,543
5.55%, 03/14/28, (1-year CMT + 1.25%)(d)	1,255	1,276,975
5.57%, 01/17/30	1,865	1,949,329
5.59%, 08/08/28	2,160	2,240,693
6.03%, 01/17/35	1,650	1,785,988
6.35%, 03/14/34(a)	2,058	2,226,861
6.61%, 11/07/28	2,165	2,311,070
6.92%, 08/08/33	3,130	3,489,546
6.94%, 11/07/33	2,440	2,811,561
Bangkok Bank PCL, 5.30%, 09/21/28(b)	1,055	1,083,479
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)(b)(d)	1,245	1,135,458
4.30%, 06/15/27(b)	765	765,617
4.45%, 09/19/28(a)(b)	465	468,775
5.50%, 09/21/33(b)	1,180	1,228,484
5.65%, 07/05/34(b)	1,210	1,273,641
6.06%, 03/25/40, (5-year CMT + 1.78%)(b)(d)	2,125	2,183,948
9.03%, 03/15/29(b)	285	321,556
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(d)	4,892	4,410,259
1.92%, 10/24/31, (1-day SOFR + 1.37%)(d)	4,803	4,308,053
2.09%, 06/14/29, (1-day SOFR + 1.06%)(d)	5,145	4,905,894
2.30%, 07/21/32, (1-day SOFR + 1.22%)(d)	6,597	5,917,766
2.48%, 09/21/36, (5-year CMT + 1.20%)(d)	3,744	3,295,612
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(d)	6,044	5,647,942
2.55%, 02/04/28, (1-day SOFR + 1.05%)(d)	3,630	3,565,627
2.57%, 10/20/32, (1-day SOFR + 1.21%)(d)	5,288	4,798,164
2.59%, 04/29/31, (1-day SOFR + 2.15%)(d)	5,252	4,910,476
2.68%, 06/19/41, (1-day SOFR + 1.93%)(d)	8,366	6,294,240
2.69%, 04/22/32, (1-day SOFR + 1.32%)(d)	7,902	7,275,059
2.83%, 10/24/51, (1-day SOFR + 1.88%)(d)	2,152	1,403,299
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(d)	3,128	2,985,523
2.97%, 02/04/33, (1-day SOFR + 1.33%)(d)	6,200	5,699,180
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(d)	3,490	2,351,442
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(d)	4,727	4,576,954
3.25%, 10/21/27	5,223	5,167,954
3.31%, 04/22/42, (1-day SOFR + 1.58%)(d)	5,383	4,306,900
3.42%, 12/20/28, (3-mo. CME Term SOFR +1.30%)(d)	11,282	11,142,322
3.59%, 07/21/28, (3-mo. CME Term SOFR +1.63%)(d)	4,059	4,027,501
Security	Par (000)	Value
Banks (continued)
3.71%, 04/24/28, (3-mo. CME Term SOFR +1.77%)(d)	$4,000	$3,979,367
3.82%, 01/20/28, (3-mo. CME Term SOFR +1.84%)(d)	4,476	4,461,427
3.85%, 03/08/37, (5-year CMT + 2.00%)(d)	4,167	3,940,139
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(d)	2,353	1,920,994
3.97%, 03/05/29, (3-mo. CME Term SOFR +1.33%)(d)	4,606	4,598,713
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(d)	5,031	5,009,006
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(d)	2,660	2,407,126
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(d)	8,736	7,197,943
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(d)	3,342	3,156,540
4.27%, 07/23/29, (3-mo. CME Term SOFR +1.57%)(a)(d)	4,981	5,012,204
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(d)	3,968	3,409,051
4.38%, 04/27/28, (1-day SOFR + 1.58%)(d)	3,942	3,956,178
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(d)	3,802	3,376,641
4.57%, 04/27/33, (1-day SOFR + 1.83%)(d)	6,955	6,983,767
4.62%, 05/09/29, (1-day SOFR + 1.11%)(d)	3,920	3,973,489
4.88%, 04/01/44	947	916,117
4.95%, 07/22/28, (1-day SOFR + 2.04%)(d)	5,765	5,846,087
4.98%, 01/24/29, (1-day SOFR + 0.83%)(d)	4,540	4,624,871
5.00%, 01/21/44	3,323	3,276,234
5.02%, 07/22/33, (1-day SOFR + 2.16%)(d)	8,280	8,519,214
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(d)	4,740	4,916,655
5.20%, 04/25/29, (1-day SOFR + 1.63%)(d)	6,185	6,342,954
5.29%, 04/25/34, (1-day SOFR + 1.91%)(d)	8,218	8,562,653
5.43%, 08/15/35, (1-day SOFR + 1.91%)(d)	4,030	4,153,486
5.46%, 05/09/36, (1-day SOFR + 1.64%)(d)	3,775	3,980,264
5.47%, 01/23/35, (1-day SOFR + 1.65%)(d)	8,940	9,402,574
5.51%, 01/24/36, (1-day SOFR + 1.31%)(d)	5,820	6,142,610
5.52%, 10/25/35, (1-day SOFR + 1.74%)(d)	6,170	6,374,613
5.74%, 02/12/36, (1-day SOFR + 1.70%)(d)	4,065	4,272,570
5.82%, 09/15/29, (1-day SOFR + 1.57%)(d)	5,645	5,900,983
5.87%, 09/15/34, (1-day SOFR + 1.84%)(d)	6,585	7,098,216
5.88%, 02/07/42	2,658	2,868,951
6.00%, 10/15/36	2,023	2,220,729
6.11%, 01/29/37	3,014	3,280,226
6.20%, 11/10/28, (1-day SOFR + 1.99%)(d)	4,265	4,435,373
7.75%, 05/14/38	2,733	3,357,270
Series L, 4.18%, 11/25/27	3,602	3,606,659
Series L, 4.75%, 04/21/45(a)	1,134	1,035,239
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(d)	3,409	3,142,234
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(d)	2,003	1,484,733
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(b)(d)	1,010	1,051,834
Bank of Montreal
2.65%, 03/08/27	2,085	2,052,146
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)(d)	2,322	2,087,696
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(d)	2,183	2,151,939

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.06%, 09/22/28, (1-day SOFR Index + 0.75%)(d)	$1,400	$1,400,314
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(d)	1,700	1,702,703
4.64%, 09/10/30, (1-day SOFR + 1.25%)(d)	1,595	1,618,003
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(d)	2,245	2,289,356
5.20%, 02/01/28	1,960	2,010,633
5.27%, 12/11/26	775	785,446
5.37%, 06/04/27	450	459,532
5.51%, 06/04/31	1,850	1,957,115
5.72%, 09/25/28	1,845	1,926,715
7.30%, 11/26/84, (5-year CMT + 3.01%)(d)	1,165	1,237,812
7.70%, 05/26/84, (5-year CMT + 3.45%)(d)	1,665	1,765,859
Series H, 4.70%, 09/14/27	1,680	1,701,428
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	885	838,887
1.65%, 01/28/31	1,027	910,468
1.80%, 07/28/31	785	694,173
2.05%, 01/26/27(a)	930	911,510
2.50%, 01/26/32(a)	1,075	982,497
3.00%, 10/30/28	1,006	978,882
3.25%, 05/16/27	1,468	1,456,559
3.30%, 08/23/29	1,894	1,843,260
3.40%, 01/29/28	1,220	1,210,403
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(d)	1,550	1,540,314
3.85%, 04/28/28	1,591	1,595,746
3.85%, 04/26/29	725	725,888
3.99%, 06/13/28, (1-day SOFR + 1.15%)(d)	885	885,736
4.29%, 06/13/33, (1-day SOFR + 1.42%)(d)	1,502	1,489,678
4.44%, 06/09/28, (1-day SOFR + 0.68%)(d)	1,075	1,082,349
4.54%, 02/01/29, (1-day SOFR + 1.17%)(d)	1,220	1,234,602
4.60%, 07/26/30, (1-day SOFR + 1.76%)(d)	785	800,120
4.71%, 02/01/34, (1-day SOFR + 1.51%)(d)	1,285	1,299,858
4.73%, 04/20/29, (1-day SOFR + 1.14%)(d)	1,715	1,745,401
4.89%, 07/21/28, (1-day SOFR + 0.84%)(d)	1,575	1,599,494
4.94%, 02/11/31, (1-day SOFR + 0.89%)(d)	1,505	1,550,564
4.97%, 04/26/34, (1-day SOFR + 1.61%)(d)	1,435	1,473,296
4.98%, 03/14/30, (1-day SOFR + 1.09%)(d)	1,775	1,830,250
5.06%, 07/22/32, (1-day SOFR + 1.23%)(d)	1,335	1,387,617
5.19%, 03/14/35, (1-day SOFR + 1.42%)(d)	1,854	1,924,146
5.23%, 11/20/35, (1-day SOFR + 1.25%)(d)	1,560	1,622,520
5.32%, 06/06/36, (1-day SOFR + 1.35%)(d)	1,655	1,726,838
5.61%, 07/21/39, (1-day SOFR + 1.77%)(d)	805	845,471
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(d)	2,115	2,186,010
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(d)	2,269	2,457,012
6.32%, 10/25/29, (1-day SOFR + 1.60%)(d)	485	515,584
6.47%, 10/25/34, (1-day SOFR + 1.85%)(d)	1,225	1,374,647
Series J, 1.90%, 01/25/29(a)	1,397	1,317,292
Bank of New Zealand
2.29%, 01/27/27(a)(b)	860	844,339
2.87%, 01/27/32(b)	450	415,639
4.85%, 02/07/28(b)	1,255	1,278,838
5.08%, 01/30/29(a)(b)	1,305	1,344,985
5.70%, 01/28/35, (5-year CMT + 1.30%)(b)(d)	340	352,034
Bank of Nova Scotia (The)
1.95%, 02/02/27	965	943,721
2.15%, 08/01/31	1,345	1,200,933
Security	Par (000)	Value
Banks (continued)
2.45%, 02/02/32	$1,505	$1,347,110
2.95%, 03/11/27	1,040	1,027,538
4.04%, 09/15/28, (1-day SOFR + 0.76%)(d)	2,600	2,596,609
4.34%, 09/15/31, (1-day SOFR + 1.09%)(d)	825	823,889
4.40%, 09/08/28, (1-day SOFR + 1.00%)(d)	1,770	1,779,375
4.59%, 05/04/37, (5-year CMT + 2.05%)(d)	2,149	2,098,161
4.74%, 11/10/32, (1-day SOFR + 1.44%)(d)	1,165	1,182,542
4.85%, 02/01/30	2,170	2,225,137
4.93%, 02/14/29, (1-day SOFR + 0.89%)(d)	2,040	2,076,347
5.13%, 02/14/31, (1-day SOFR + 1.07%)(d)	1,765	1,820,279
5.25%, 06/12/28	1,350	1,392,048
5.35%, 12/07/26	670	678,986
5.40%, 06/04/27	1,485	1,516,843
5.45%, 08/01/29	1,260	1,315,836
5.65%, 02/01/34(a)	1,420	1,518,932
6.88%, 10/27/85, (5-year CMT + 2.73%)(a)(d)	1,560	1,573,753
7.35%, 04/27/85, (5-year CMT + 2.90%)(d)	1,865	1,933,873
8.00%, 01/27/84, (5-year CMT + 4.01%)(d)	1,300	1,386,580
8.63%, 10/27/82, (5-year CMT + 4.38%)(d)	705	747,477
BankUnited Inc., 5.13%, 06/11/30	555	556,643
Banque Federative du Credit Mutuel SA
4.59%, 10/16/28(b)	1,390	1,404,581
4.75%, 07/13/27(b)	1,205	1,218,261
5.09%, 01/23/27(b)	810	818,874
5.19%, 02/16/28(b)	1,105	1,129,446
5.54%, 01/22/30(b)	890	929,617
5.79%, 07/13/28(b)	1,585	1,649,017
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(d)	1,862	1,723,554
2.67%, 03/10/32, (1-year CMT + 1.20%)(d)	1,992	1,817,272
2.89%, 11/24/32, (1-year CMT + 1.30%)(d)	1,570	1,429,889
3.33%, 11/24/42, (1-year CMT + 1.30%)(d)	1,770	1,384,070
3.56%, 09/23/35, (5-year CMT + 2.90%)(d)	1,713	1,617,782
3.81%, 03/10/42, (1-year CMT + 1.70%)(d)	2,630	2,113,570
4.34%, 01/10/28(a)	2,645	2,650,039
4.48%, 11/11/29, (1-day SOFR + 1.08%)(d)	2,665	2,680,754
4.84%, 05/09/28	3,384	3,405,420
4.84%, 09/10/28, (1-day SOFR + 1.34%)(a)(d)	2,720	2,750,326
4.94%, 09/10/30, (1-day SOFR + 1.56%)(d)	2,675	2,728,393
4.95%, 01/10/47	2,350	2,187,537
4.97%, 05/16/29, (3-mo. SOFR US + 2.16%)(d)	2,893	2,942,919
5.09%, 02/25/29, (1-day SOFR + 0.96%)(d)	1,455	1,482,495
5.09%, 06/20/30, (3-mo. SOFR US + 3.31%)(d)	2,590	2,636,552
5.25%, 08/17/45(a)	2,275	2,209,752
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(d)	3,560	3,637,010
5.37%, 02/25/31, (1-day SOFR + 1.23%)(d)	2,271	2,352,939
5.50%, 08/09/28, (1-year CMT + 2.65%)(d)	2,885	2,944,469
5.67%, 03/12/28, (1-day SOFR + 1.05%)(d)	2,010	2,046,479
5.69%, 03/12/30, (1-day SOFR + 1.74%)(d)	3,855	4,015,783
5.75%, 08/09/33, (1-year CMT + 3.00%)(d)	1,770	1,870,709
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)(d)	3,565	3,763,324
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)(d)	2,355	2,445,597
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(d)	1,460	1,558,126
6.22%, 05/09/34, (1-day SOFR + 2.98%)(d)	3,565	3,855,908
6.49%, 09/13/29, (1-day SOFR + 2.22%)(d)	2,010	2,127,661
6.69%, 09/13/34, (1-day SOFR + 2.62%)(d)	2,000	2,224,158
7.12%, 06/27/34, (1-day SOFR + 3.57%)(d)	2,320	2,607,627
7.39%, 11/02/28, (1-year CMT + 3.30%)(d)	2,875	3,042,139
7.44%, 11/02/33, (1-year CMT + 3.50%)(d)	3,272	3,765,798

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(a)(b)	$990	$1,014,552
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30	785	785,472
4.95%, 02/15/36	510	508,261
5.00%, 12/06/34	905	912,187
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.61%)(b)(d)	2,682	2,569,797
2.16%, 09/15/29, (1-day SOFR + 1.22%)(b)(d)	2,570	2,425,272
2.59%, 01/20/28, (1-day SOFR + 1.23%)(b)(d)	2,838	2,786,141
2.59%, 08/12/35, (5-year CMT + 2.05%)(b)(d)	2,794	2,530,888
2.82%, 01/26/41(a)(b)	1,845	1,336,408
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.38%)(b)(d)	4,307	3,940,883
3.05%, 01/13/31, (1-day SOFR + 1.51%)(b)(d)	3,770	3,570,669
3.13%, 01/20/33, (1-day SOFR + 1.56%)(b)(d)	2,290	2,095,100
3.50%, 11/16/27(b)	2,415	2,385,123
4.38%, 03/01/33, (5-year USD Swap + 1.48%)(b)(d)	1,620	1,608,963
4.40%, 08/14/28(b)	3,532	3,548,994
4.63%, 03/13/27(b)	2,468	2,475,616
4.79%, 05/09/29, (1-day SOFR + 1.45%)(b)(d)	1,605	1,623,275
5.09%, 05/09/31, (1-day SOFR + 1.68%)(a)(b)(d)	1,885	1,928,893
5.13%, 01/13/29, (1-year CMT + 1.45%)(b)(d)	3,735	3,805,539
5.18%, 01/09/30, (1-day SOFR + 1.52%)(b)(d)	2,810	2,884,711
5.20%, 01/10/30, (3-mo. CME Term SOFR +2.83%)(b)(d)	1,520	1,557,383
5.28%, 11/19/30, (1-day SOFR + 1.28%)(b)(d)	2,565	2,642,273
5.34%, 06/12/29, (1-year CMT + 1.50%)(b)(d)	2,705	2,778,180
5.50%, 05/20/30, (1-day SOFR + 1.59%)(b)(d)	2,685	2,784,014
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)(d)	2,810	2,973,852
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)(d)	4,080	4,303,700
5.89%, 12/05/34, (1-day SOFR + 1.86%)(b)(d)	3,690	3,954,682
5.91%, 11/19/35, (1-day SOFR + 1.92%)(b)(d)	2,670	2,792,733
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.31%)(b)(d)	2,218	1,972,491
2.70%, 10/01/29(a)(b)	1,631	1,542,710
3.12%, 10/19/32, (1-day SOFR + 1.73%)(b)(d)	1,772	1,594,963
3.25%, 01/11/28(b)	1,450	1,425,360
3.38%, 12/02/26	746	741,344
3.50%, 10/23/27(a)(b)	2,230	2,200,657
3.58%, 10/19/42, (1-day SOFR + 1.95%)(a)(b)(d)	1,170	876,495
3.65%, 01/14/37, (5-year CMT + 1.90%)(b)(d)	1,540	1,410,205
4.63%, 09/12/28(b)	1,320	1,333,743
4.75%, 07/19/27(a)(b)	1,297	1,310,941
5.13%, 01/18/28(a)(b)	1,045	1,067,103
5.20%, 01/18/27(a)(b)	780	789,566
5.28%, 05/30/29(a)(b)	1,505	1,556,299
5.39%, 05/28/31, (1-day SOFR + 1.58%)(b)(d)	1,905	1,963,598
5.72%, 01/18/30, (1-year CMT + 1.96%)(b)(d)	1,590	1,650,153
5.75%, 07/19/33, (1-day SOFR + 2.86%)(b)(d)	1,888	1,976,464
5.88%, 01/14/31, (1-day SOFR + 1.68%)(b)(d)	2,230	2,335,339
5.94%, 05/30/35, (1-day SOFR + 1.85%)(b)(d)	2,480	2,616,791
6.03%, 05/28/36, (1-day SOFR + 1.95%)(b)(d)	1,575	1,672,499
6.29%, 01/14/36, (1-day SOFR + 2.04%)(b)(d)	1,865	2,013,019
6.51%, 01/18/35, (1-day SOFR + 2.79%)(b)(d)	1,635	1,748,998
6.71%, 10/19/29, (1-day SOFR + 2.27%)(b)(d)	2,040	2,170,027
Security	Par (000)	Value
Banks (continued)
6.92%, 01/14/46, (1-day SOFR + 2.61%)(b)(d)	$1,325	$1,434,176
7.00%, 10/19/34, (1-day SOFR + 2.59%)(b)(d)	2,270	2,551,613
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(a)(d)	775	764,691
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.14%)(b)(d)	1,320	1,333,447
4.89%, 07/03/31, (1-day SOFR + 1.36%)(b)(d)	1,380	1,404,502
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)(d)	1,255	1,302,200
5.67%, 03/15/30, (1-day SOFR Index + 1.78%)(b)(d)	1,865	1,942,003
6.04%, 06/15/35, (1-day SOFR + 2.76%)(b)(d)	1,795	1,923,957
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)(d)	2,305	2,399,848
6.84%, 09/13/34, (1-day SOFR + 2.77%)(b)(d)	1,085	1,218,993
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	1,630	1,620,188
3.60%, 04/07/32	2,245	2,145,388
4.24%, 09/08/28, (1-day SOFR Index + 0.60%)(a)(d)	1,490	1,493,683
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(d)	1,440	1,452,781
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)(d)	1,200	1,218,401
4.86%, 01/13/28, (1-day SOFR + 0.72%)(a)(d)	1,065	1,073,854
4.86%, 03/30/29, (1-day SOFR + 1.03%)(d)	2,275	2,311,654
5.00%, 04/28/28	1,740	1,780,377
5.24%, 06/28/27	2,065	2,105,237
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(d)	1,455	1,507,800
5.26%, 04/08/29	1,800	1,867,053
5.99%, 10/03/28(a)	710	747,089
6.09%, 10/03/33	1,720	1,882,577
6.95%, 01/28/85, (5-year CMT + 2.83%)(d)	930	947,886
7.00%, 10/28/85, (5-year CMT + 3.00%)(a)(d)	900	927,994
Capital One NA
2.70%, 02/06/30(a)	875	824,773
4.65%, 09/13/28(a)	1,535	1,558,231
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	790	766,338
Citibank N.A.
4.58%, 05/29/27	4,085	4,124,069
4.84%, 08/06/29	2,740	2,811,709
4.91%, 05/29/30	3,795	3,914,047
5.49%, 12/04/26	1,000	1,013,877
5.57%, 04/30/34	3,225	3,435,480
5.80%, 09/29/28	3,615	3,794,394
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(d)	3,413	3,064,102
2.56%, 05/01/32, (1-day SOFR + 1.17%)(d)	5,110	4,649,656
2.57%, 06/03/31, (1-day SOFR + 2.11%)(d)	6,455	5,988,353
2.67%, 01/29/31, (1-day SOFR + 1.15%)(d)	4,814	4,511,841
2.90%, 11/03/42, (1-day SOFR + 1.38%)(d)	2,450	1,826,840
2.98%, 11/05/30, (1-day SOFR + 1.42%)(d)	3,897	3,718,471
3.06%, 01/25/33, (1-day SOFR + 1.35%)(d)	5,356	4,929,281
3.07%, 02/24/28, (1-day SOFR + 1.28%)(d)	4,453	4,396,599
3.52%, 10/27/28, (3-mo. CME Term SOFR +1.41%)(d)	3,948	3,907,161
3.67%, 07/24/28, (3-mo. CME Term SOFR +1.65%)(d)	3,947	3,919,271
3.79%, 03/17/33, (1-day SOFR + 1.94%)(d)	4,717	4,518,539
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)(d)	706	630,433

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.89%, 01/10/28, (3-mo. CME Term SOFR +1.83%)(d)	$4,301	$4,289,640
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(d)	4,965	4,927,831
4.08%, 04/23/29, (3-mo. CME Term SOFR +1.45%)(d)	3,428	3,426,058
4.13%, 07/25/28	3,620	3,620,837
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(d)	2,147	1,833,534
4.41%, 03/31/31, (1-day SOFR + 3.91%)(d)	6,334	6,354,451
4.45%, 09/29/27	6,645	6,677,592
4.50%, 09/11/31, (1-day SOFR + 1.17%)(d)	4,365	4,395,612
4.54%, 09/19/30, (1-day SOFR + 1.34%)(d)	5,885	5,938,701
4.64%, 05/07/28, (1-day SOFR + 1.14%)(d)	4,320	4,350,727
4.65%, 07/30/45	2,074	1,892,995
4.65%, 07/23/48	4,003	3,597,246
4.66%, 05/24/28, (1-day SOFR + 1.89%)(d)	2,845	2,869,011
4.75%, 05/18/46	3,806	3,392,448
4.79%, 03/04/29, (1-day SOFR + 0.87%)(d)	3,810	3,863,860
4.91%, 05/24/33, (1-day SOFR + 2.09%)(d)	3,347	3,408,587
4.95%, 05/07/31, (1-day SOFR + 1.46%)(d)	3,920	4,017,630
5.17%, 02/13/30, (1-day SOFR + 1.36%)(d)	4,800	4,937,837
5.17%, 09/11/36, (1-day SOFR + 1.49%)(d)	2,815	2,872,735
5.30%, 05/06/44	1,588	1,549,634
5.32%, 03/26/41, (1-day SOFR + 4.55%)(d)	2,361	2,391,363
5.33%, 03/27/36, (1-day SOFR + 1.47%)(d)	5,005	5,164,894
5.41%, 09/19/39, (5-year CMT + 1.73%)(d)	1,960	1,979,218
5.45%, 06/11/35, (1-day SOFR + 1.45%)(d)	5,140	5,368,315
5.59%, 11/19/34, (5-year CMT + 1.28%)(d)	1,765	1,817,170
5.61%, 03/04/56, (1-day SOFR + 1.75%)(d)	3,430	3,489,072
5.83%, 02/13/35, (1-day SOFR + 2.06%)(d)	4,855	5,077,323
5.88%, 02/22/33(a)	1,683	1,809,213
5.88%, 01/30/42	1,719	1,829,611
6.00%, 10/31/33	1,012	1,095,457
6.02%, 01/24/36, (1-day SOFR + 1.83%)(d)	5,305	5,590,406
6.13%, 08/25/36	1,192	1,280,154
6.17%, 05/25/34, (1-day SOFR + 2.66%)(d)	6,010	6,421,287
6.27%, 11/17/33, (1-day SOFR + 2.34%)(d)	4,284	4,693,804
6.63%, 01/15/28	1,103	1,165,610
6.63%, 06/15/32	1,827	2,033,513
6.68%, 09/13/43	1,952	2,204,636
6.88%, 03/05/38(a)	530	620,505
6.88%, 02/15/98(a)	376	444,808
8.13%, 07/15/39	3,080	3,983,533
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.00%)(d)	1,385	1,394,861
Citizens Financial Group Inc.
2.50%, 02/06/30	240	222,115
2.64%, 09/30/32(a)	1,068	920,909
3.25%, 04/30/30	1,795	1,711,076
5.25%, 03/05/31, (1-day SOFR + 1.26%)(d)	1,080	1,107,312
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)(d)	710	722,329
5.72%, 07/23/32, (1-day SOFR + 1.91%)(d)	2,155	2,260,239
5.84%, 01/23/30, (1-day SOFR + 2.01%)(d)	1,920	2,000,527
6.65%, 04/25/35, (1-day SOFR + 2.33%)(d)	1,250	1,376,658
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.61%)(d)	540	545,541
Comerica Inc.
4.00%, 02/01/29(a)	944	935,363
5.98%, 01/30/30, (1-day SOFR + 2.16%)(d)	1,605	1,671,857
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	$1,194	$1,065,023
2.55%, 03/14/27(a)(b)	1,591	1,567,148
2.69%, 03/11/31(a)(b)	2,210	2,013,645
3.15%, 09/19/27(a)(b)	1,057	1,045,405
3.31%, 03/11/41(a)(b)	1,672	1,304,107
3.61%, 09/12/34, (5-year CMT + 2.05%)(b)(d)	1,801	1,740,959
3.74%, 09/12/39(b)	2,506	2,112,713
3.78%, 03/14/32(a)(b)	1,455	1,391,061
3.90%, 03/16/28(a)(b)	1,702	1,704,138
3.90%, 07/12/47(b)	2,513	2,094,317
4.15%, 10/01/30	945	951,044
4.32%, 01/10/48(a)(b)	1,506	1,262,123
4.61%, 03/14/30(b)	1,055	1,082,785
5.84%, 03/13/34(b)	1,990	2,107,649
5.93%, 03/14/46, (1-year CMT + 1.32%)(b)(d)	2,025	2,101,872
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	1,285	1,301,620
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.73%)(b)(d)	2,275	2,225,053
3.65%, 04/06/28, (1-year CMT + 1.22%)(b)(d)	2,561	2,545,778
3.76%, 04/06/33, (1-year CMT + 1.42%)(b)(d)	2,200	2,099,249
4.66%, 08/22/28, (1-year CMT + 1.75%)(b)(d)	3,145	3,174,518
4.99%, 05/27/31, (1-year CMT + 0.92%)(b)(d)	1,340	1,375,108
5.25%, 05/24/41	2,727	2,758,973
5.25%, 08/04/45	1,817	1,737,613
5.45%, 03/05/30, (1-year CMT + 1.12%)(b)(d)	1,155	1,198,124
5.56%, 02/28/29, (1-year CMT + 1.40%)(b)(d)	1,705	1,757,644
5.71%, 01/21/33, (1-year CMT + 1.00%)(b)(d)	1,320	1,399,710
5.75%, 12/01/43	2,175	2,227,154
5.80%, 09/30/2110(b)	350	348,400
Cooperatieve Rabobank UA/NY
3.96%, 10/17/28(a)	1,000	1,003,675
4.37%, 05/27/27	1,010	1,018,283
4.49%, 10/17/29	1,300	1,328,242
4.80%, 01/09/29	780	800,926
4.88%, 01/21/28(a)	1,280	1,310,147
5.04%, 03/05/27	1,250	1,268,535
Credit Agricole SA
2.02%, 01/11/27(b)	1,425	1,394,345
2.81%, 01/11/41(b)	2,582	1,836,607
3.25%, 01/14/30(b)	2,609	2,479,407
4.00%, 01/10/33, (5-year USD Swap + 1.64%)(b)(d)	2,195	2,165,719
4.63%, 09/11/28, (1-day SOFR + 1.21%)(b)(d)	3,195	3,219,983
4.82%, 09/25/33, (1-day SOFR + 1.36%)(b)(d)	1,870	1,874,231
5.13%, 03/11/27(b)	1,480	1,500,784
5.22%, 05/27/31, (1-day SOFR + 1.46%)(b)(d)	1,230	1,268,280
5.23%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)(d)	1,990	2,030,640
5.30%, 07/12/28(b)	1,970	2,030,496
5.34%, 01/10/30, (1-day SOFR + 1.69%)(a)(b)(d)	1,590	1,641,191
5.37%, 03/11/34(a)(b)	1,295	1,363,729
5.51%, 07/05/33(b)	1,380	1,458,757
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)(d)	2,990	3,170,899
6.25%, 01/10/35, (1-day SOFR + 2.67%)(b)(d)	2,840	3,021,863
6.32%, 10/03/29, (1-day SOFR + 1.86%)(b)(d)	3,130	3,299,641
Credit Agricole SA/London, 4.13%, 01/10/27(b)	1,361	1,361,136

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Danske Bank A/S
4.30%, 04/01/28, (1-year CMT + 1.75%)(b)(d)	$2,215	$2,217,320
4.38%, 06/12/28(b)	519	522,895
4.42%, 09/12/31, (1-year CMT + 0.85%)(b)(d)	600	599,338
4.61%, 10/02/30, (1-year CMT + 1.10%)(b)(d)	950	958,802
5.02%, 03/04/31, (1-year CMT + 0.93%)(b)(d)	1,390	1,424,715
5.43%, 03/01/28, (1-year CMT + 0.95%)(b)(d)	1,530	1,554,540
5.71%, 03/01/30, (1-year CMT + 1.40%)(b)(d)	2,130	2,220,561
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	250	241,759
4.40%, 03/21/28(b)	55	55,771
Deutsche Bank AG/New York NY
2.55%, 01/07/28, (1-day SOFR + 1.32%)(d)	2,610	2,560,820
3.04%, 05/28/32, (1-day SOFR + 1.72%)(d)	1,728	1,590,417
3.55%, 09/18/31, (1-day SOFR + 3.04%)(d)	3,777	3,599,195
3.73%, 01/14/32, (1-day SOFR + 2.76%)(d)	1,355	1,285,854
3.74%, 01/07/33, (1-day SOFR + 2.26%)(d)	2,070	1,931,693
4.88%, 12/01/32, (5-year USD ICE Swap + 2.55%)(d)	2,055	2,057,631
4.95%, 08/04/31, (1-day SOFR + 1.30%)(d)	1,545	1,567,402
5.00%, 09/11/30, (1-day SOFR + 1.70%)(d)	2,240	2,278,339
5.30%, 05/09/31, (1-day SOFR + 1.72%)(d)	1,720	1,767,629
5.37%, 09/09/27	995	1,019,535
5.37%, 01/10/29, (1-day SOFR + 1.21%)(d)	1,935	1,976,018
5.40%, 09/11/35, (1-day SOFR + 2.05%)(d)	2,285	2,341,336
5.41%, 05/10/29	1,865	1,942,455
5.71%, 02/08/28, (1-day SOFR + 1.59%)(d)	1,225	1,245,294
5.88%, 07/08/31, (1-day SOFR + 5.44%)(d)	900	935,072
6.72%, 01/18/29, (1-day SOFR + 3.18%)(d)	3,060	3,208,026
6.82%, 11/20/29, (1-day SOFR + 2.51%)(d)	2,005	2,142,593
7.08%, 02/10/34, (1-day SOFR + 3.65%)(d)	2,645	2,909,074
DNB Bank ASA
1.61%, 03/30/28, (1-year CMT + 0.68%)(b)(d)	1,050	1,017,324
4.38%, 11/04/31, (1-day SOFR + 1.05%)(b)(d)	1,200	1,198,685
4.85%, 11/05/30, (1-day SOFR + 1.05%)(b)(d)	1,705	1,744,280
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	306	309,096
4.57%, 08/26/30(b)	425	429,423
5.25%, 04/26/29(a)(b)	1,395	1,445,292
5.70%, 03/14/28(b)	1,485	1,540,663
Fifth Third Bancorp
2.55%, 05/05/27	1,237	1,211,320
3.95%, 03/14/28	1,788	1,784,813
4.06%, 04/25/28, (1-day SOFR + 1.36%)(d)	1,770	1,765,945
4.34%, 04/25/33, (1-day SOFR + 1.66%)(d)	1,380	1,352,349
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(d)	2,146	2,175,305
4.90%, 09/06/30, (1-day SOFR + 1.49%)(d)	740	752,806
5.63%, 01/29/32, (1-day SOFR + 1.84%)(d)	1,555	1,635,689
6.34%, 07/27/29, (1-day SOFR + 2.34%)(d)	1,980	2,086,226
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(d)	1,644	1,711,606
8.25%, 03/01/38	1,525	1,889,215
Fifth Third Bank NA
2.25%, 02/01/27	962	943,199
4.97%, 01/28/28, (1-day SOFR + 0.81%)(d)	1,145	1,155,308
First Citizens BancShares Inc., 5.60%, 09/05/35, (5-year CMT + 1.85%)(d)	790	788,809
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.41%)(d)	920	933,551
6.25%, 03/12/40, (5-year CMT + 1.97%)(d)	750	765,090
Security	Par (000)	Value
Banks (continued)
First Horizon Bank, 5.75%, 05/01/30	$645	$668,306
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	925	959,313
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.93%)(d)	470	480,164
Goldman Sachs Capital I, 6.35%, 02/15/34	1,430	1,525,558
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(d)	4,526	4,031,554
2.38%, 07/21/32, (1-day SOFR + 1.25%)(d)	6,851	6,160,541
2.60%, 02/07/30	3,453	3,244,010
2.62%, 04/22/32, (1-day SOFR + 1.28%)(d)	6,123	5,600,056
2.64%, 02/24/28, (1-day SOFR + 1.11%)(d)	5,127	5,034,878
2.65%, 10/21/32, (1-day SOFR + 1.26%)(d)	5,347	4,845,490
2.91%, 07/21/42, (1-day SOFR + 1.47%)(d)	3,034	2,261,624
3.10%, 02/24/33, (1-day SOFR + 1.41%)(d)	6,850	6,339,943
3.21%, 04/22/42, (1-day SOFR + 1.51%)(d)	3,896	3,039,555
3.44%, 02/24/43, (1-day SOFR + 1.63%)(d)	3,721	2,945,966
3.62%, 03/15/28, (1-day SOFR + 1.85%)(d)	5,535	5,498,415
3.69%, 06/05/28, (3-mo. CME Term SOFR +1.77%)(d)	5,458	5,420,957
3.80%, 03/15/30	4,625	4,564,456
3.81%, 04/23/29, (3-mo. CME Term SOFR +1.42%)(d)	5,111	5,076,114
3.85%, 01/26/27	4,455	4,446,329
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(d)	4,364	3,965,523
4.15%, 10/21/29, (1-day SOFR + 0.90%)(d)	4,125	4,127,973
4.22%, 05/01/29, (3-mo. CME Term SOFR +1.56%)(d)	5,566	5,577,473
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)(d)	4,510	4,515,316
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(d)	2,615	2,452,133
4.48%, 08/23/28, (1-day SOFR + 1.73%)(d)	4,675	4,705,483
4.69%, 10/23/30, (1-day SOFR + 1.14%)(d)	3,675	3,735,267
4.75%, 10/21/45	3,022	2,784,860
4.80%, 07/08/44	3,058	2,873,843
4.94%, 04/23/28, (1-day SOFR + 1.32%)(d)	4,350	4,397,708
4.94%, 10/21/36, (1-day SOFR + 1.33%)(d)	4,370	4,386,275
5.02%, 10/23/35, (1-day SOFR + 1.42%)(d)	5,540	5,626,167
5.05%, 07/23/30, (1-day SOFR + 1.21%)(d)	4,700	4,828,289
5.15%, 05/22/45	4,105	3,908,969
5.21%, 01/28/31, (1-day SOFR + 1.08%)(d)	3,575	3,703,922
5.22%, 04/23/31, (1-day SOFR + 1.58%)(d)	5,340	5,532,402
5.33%, 07/23/35, (1-day SOFR + 1.55%)(d)	4,770	4,950,268
5.54%, 01/28/36, (1-day SOFR + 1.38%)(d)	5,550	5,815,751
5.56%, 11/19/45, (1-day SOFR + 1.58%)(d)	6,445	6,568,377
5.73%, 04/25/30, (1-day SOFR + 0.27%)(d)	3,973	4,160,950
5.73%, 01/28/56, (1-day SOFR + 1.70%)(d)	5,070	5,267,665
5.85%, 04/25/35, (1-day SOFR + 1.55%)(d)	4,890	5,251,553
5.95%, 01/15/27	1,460	1,491,368
6.13%, 02/15/33	2,540	2,801,106
6.25%, 02/01/41(a)	4,072	4,500,379
6.45%, 05/01/36	1,463	1,614,885
6.48%, 10/24/29, (1-day SOFR + 1.77%)(d)	4,475	4,757,688
6.56%, 10/24/34, (1-day SOFR + 1.95%)(d)	2,185	2,460,343
6.75%, 10/01/37	8,585	9,669,843
HBOS PLC, 6.00%, 11/01/33(b)	541	576,074
HSBC Bank USA N.A
5.63%, 08/15/35	855	900,232
5.88%, 11/01/34	535	572,169
HSBC Bank USA NA, 7.00%, 01/15/39(a)	1,120	1,323,464

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.73%)(d)	$3,235	$3,115,007
2.21%, 08/17/29, (1-day SOFR + 1.29%)(d)	4,015	3,812,354
2.36%, 08/18/31, (1-day SOFR + 1.95%)(d)	2,135	1,949,147
2.80%, 05/24/32, (1-day SOFR + 1.19%)(d)	5,397	4,943,507
2.85%, 06/04/31, (1-day SOFR + 2.39%)(d)	2,897	2,713,604
2.87%, 11/22/32, (1-day SOFR + 1.41%)(d)	4,370	3,979,876
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(d)	5,042	4,990,754
4.04%, 03/13/28, (3-mo. CME Term SOFR +1.81%)(d)	4,788	4,779,288
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(d)	5,181	5,227,964
4.76%, 06/09/28, (1-day SOFR + 2.11%)(d)	4,160	4,195,883
4.76%, 03/29/33, (1-day SOFR + 2.53%)(d)	3,865	3,858,158
4.90%, 03/03/29, (1-day SOFR + 1.03%)(a)(d)	2,690	2,730,451
4.95%, 03/31/30	5,032	5,175,483
5.13%, 11/19/28, (1-day SOFR + 1.04%)(d)	2,565	2,612,333
5.13%, 03/03/31, (1-day SOFR + 1.29%)(d)	3,315	3,406,683
5.21%, 08/11/28, (1-day SOFR + 2.61%)(d)	4,140	4,206,607
5.24%, 05/13/31, (1-day SOFR + 1.57%)(d)	3,210	3,319,039
5.25%, 03/14/44(a)	2,410	2,374,487
5.29%, 11/19/30, (1-day SOFR + 1.29%)(d)	3,845	3,977,139
5.40%, 08/11/33, (1-day SOFR + 2.87%)(d)	3,910	4,076,739
5.45%, 03/03/36, (1-day SOFR + 1.56%)(d)	3,765	3,909,266
5.55%, 03/04/30, (1-day SOFR + 1.46%)(d)	2,845	2,954,994
5.60%, 05/17/28, (1-day SOFR + 1.06%)(d)	3,405	3,472,452
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)(d)	2,315	2,455,617
5.73%, 05/17/32, (1-day SOFR + 1.52%)(d)	3,365	3,560,652
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(d)	3,575	3,796,594
5.87%, 11/18/35, (1-day SOFR + 1.90%)(a)(d)	2,920	3,062,087
6.10%, 01/14/42(a)	1,730	1,893,097
6.16%, 03/09/29, (1-day SOFR + 1.97%)(d)	3,905	4,069,938
6.25%, 03/09/34, (1-day SOFR + 2.39%)(d)	3,640	3,989,172
6.33%, 03/09/44, (1-day SOFR + 2.65%)(d)	4,345	4,804,045
6.50%, 05/02/36	2,525	2,740,860
6.50%, 09/15/37	5,033	5,535,907
6.55%, 06/20/34, (1-day SOFR + 2.98%)(d)	3,300	3,586,833
6.80%, 06/01/38	914	1,027,467
7.39%, 11/03/28, (1-day SOFR + 3.35%)(d)	4,325	4,577,479
7.40%, 11/13/34, (1-day SOFR + 3.02%)(d)	3,515	4,021,802
8.11%, 11/03/33, (1-day SOFR + 4.25%)(d)	3,635	4,274,182
HSBC Holdings PLC,
4.62%, 11/06/31, (1-day SOFR + 1.19%)(d)	2,405	2,420,643
5.13%, 11/06/36, (1-day SOFR + 1.43%)(d)	2,405	2,426,643
5.74%, 09/10/36, (1-day SOFR + 1.96%)(a)(d)	1,800	1,858,648
HSBC USA Inc.
4.65%, 06/03/28(a)	1,035	1,052,306
5.29%, 03/04/27	1,435	1,457,539
7.20%, 07/15/97(a)	255	315,577
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(d)	1,110	961,518
2.55%, 02/04/30	665	619,365
4.44%, 08/04/28, (1-day SOFR + 1.97%)(d)	1,227	1,233,119
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)(d)	738	747,373
5.27%, 01/15/31, (1-day SOFR + 1.28%)(d)	2,005	2,069,842
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)(d)	2,005	2,108,707
6.14%, 11/18/39, (5-year CMT + 1.70%)(d)	850	886,019
6.21%, 08/21/29, (1-day SOFR + 2.02%)(d)	1,580	1,659,346
Security	Par (000)	Value
Banks (continued)
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.65%)(d)	$1,250	$1,257,134
4.87%, 04/12/28, (1-day SOFR + 0.72%)(d)	1,335	1,346,466
5.65%, 01/10/30(a)	1,415	1,485,026
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	600	593,560
Independent Bank Corp., 7.25%, 04/01/35, (3-mo. CME Term SOFR + 3.53%)(d)	455	474,991
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(a)	1,623	1,613,700
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(d)	1,557	1,438,125
3.95%, 03/29/27	2,574	2,569,916
4.02%, 03/28/28, (1-day SOFR + 1.83%)(d)	1,600	1,597,630
4.05%, 04/09/29	1,909	1,904,648
4.25%, 03/28/33, (1-day SOFR + 2.07%)(d)	1,695	1,672,875
4.55%, 10/02/28	1,352	1,370,179
4.86%, 03/25/29, (1-day SOFR + 1.01%)(d)	1,780	1,807,520
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(d)	1,770	1,820,019
5.34%, 03/19/30, (1-day SOFR + 1.44%)(d)	2,125	2,200,749
5.53%, 03/25/36, (1-day SOFR + 1.61%)(d)	1,745	1,826,446
5.55%, 03/19/35, (1-day SOFR + 1.77%)(d)	1,735	1,815,752
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)(d)	2,205	2,398,578
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	130	126,131
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	632	629,163
3.88%, 01/12/28(a)(b)	575	570,551
4.20%, 06/01/32, (1-year CMT + 2.60%)(b)(d)	1,245	1,187,179
4.95%, 06/01/42, (1-year CMT + 2.75%)(b)(d)	1,530	1,304,935
6.63%, 06/20/33(b)	2,255	2,495,327
7.20%, 11/28/33(b)	2,365	2,712,584
7.78%, 06/20/54, (1-year CMT + 3.90%)(b)(d)	2,645	3,178,199
7.80%, 11/28/53(b)	2,445	3,037,571
8.25%, 11/21/33, (1-year CMT + 4.40%)(b)(d)	2,100	2,488,037
Series NR, 4.00%, 09/23/29(b)	155	153,218
Series NR, 4.70%, 09/23/49(b)	750	628,808
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(d)	3,691	3,286,446
1.95%, 02/04/32, (1-day SOFR + 1.07%)(d)	5,148	4,588,406
2.07%, 06/01/29, (1-day SOFR + 1.02%)(d)	3,730	3,559,173
2.18%, 06/01/28, (1-day SOFR + 1.89%)(d)	3,315	3,227,255
2.52%, 04/22/31, (1-day SOFR + 2.04%)(d)	4,435	4,141,851
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(d)	3,625	2,649,025
2.55%, 11/08/32, (1-day SOFR + 1.18%)(d)	4,858	4,398,102
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(d)	5,638	5,177,613
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(d)	7,113	6,758,472
2.95%, 02/24/28, (1-day SOFR + 1.17%)(d)	3,405	3,358,844
2.96%, 05/13/31, (3-mo. CME Term SOFR +2.52%)(d)	4,878	4,605,452
2.96%, 01/25/33, (1-day SOFR + 1.26%)(d)	6,417	5,922,525
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(d)	2,102	1,678,488
3.11%, 04/22/51, (1-day SOFR + 2.44%)(d)	4,032	2,812,948
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(d)	3,543	2,789,646
3.33%, 04/22/52, (1-day SOFR + 1.58%)(d)	6,491	4,703,750

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.51%, 01/23/29, (3-mo. CME Term SOFR +1.21%)(d)	$3,924	$3,883,393
3.54%, 05/01/28, (3-mo. CME Term SOFR +1.64%)(d)	4,588	4,557,574
3.63%, 12/01/27	1,966	1,953,703
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(d)	4,197	4,141,572
3.78%, 02/01/28, (3-mo. CME Term SOFR +1.60%)(a)(d)	4,691	4,676,297
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(d)	4,295	3,910,989
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(d)	3,273	2,665,854
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(d)	5,923	4,880,960
4.01%, 04/23/29, (3-mo. CME Term SOFR +1.38%)(d)	4,484	4,479,678
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(d)	2,603	2,175,735
4.13%, 12/15/26	1,010	1,011,470
4.20%, 07/23/29, (3-mo. CME Term SOFR +1.52%)(d)	4,529	4,543,233
4.25%, 10/01/27	2,537	2,554,913
4.26%, 10/22/31, (1-day SOFR + 0.93%)(d)	2,750	2,753,218
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(d)	3,377	2,923,809
4.32%, 04/26/28, (1-day SOFR + 1.56%)(d)	6,175	6,199,147
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(d)	5,381	5,440,742
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(d)	5,554	5,627,540
4.51%, 10/22/28, (1-day SOFR + 0.86%)(d)	5,150	5,196,749
4.57%, 06/14/30, (1-day SOFR + 1.75%)(d)	3,890	3,943,825
4.59%, 04/26/33, (1-day SOFR + 1.80%)(d)	4,750	4,798,455
4.60%, 10/22/30, (1-day SOFR + 1.04%)(d)	4,965	5,046,147
4.81%, 10/22/36, (1-day SOFR + 1.19%)(d)	4,715	4,741,143
4.85%, 07/25/28, (1-day SOFR + 1.99%)(d)	6,601	6,688,660
4.85%, 02/01/44	1,910	1,834,548
4.91%, 07/25/33, (1-day SOFR + 2.08%)(d)	7,518	7,719,220
4.92%, 01/24/29, (1-day SOFR + 0.80%)(d)	3,625	3,694,337
4.95%, 10/22/35, (1-day SOFR + 1.34%)(d)	5,150	5,247,015
4.95%, 06/01/45	2,844	2,726,732
4.98%, 07/22/28, (1-day SOFR + 0.93%)(d)	5,005	5,079,968
5.00%, 07/22/30, (1-day SOFR + 1.13%)(d)	4,875	5,016,214
5.01%, 01/23/30, (1-day SOFR + 1.31%)(d)	4,725	4,851,347
5.04%, 01/23/28, (1-day SOFR + 1.19%)(d)	3,665	3,702,587
5.10%, 04/22/31, (1-day SOFR + 1.44%)(d)	4,075	4,226,137
5.14%, 01/24/31, (1-day SOFR + 1.01%)(d)	3,165	3,283,284
5.29%, 07/22/35, (1-day SOFR + 1.46%)(d)	6,650	6,933,384
5.30%, 07/24/29, (1-day SOFR + 1.45%)(d)	3,535	3,645,037
5.34%, 01/23/35, (1-day SOFR + 1.62%)(d)	5,380	5,628,202
5.35%, 06/01/34, (1-day SOFR + 1.85%)(d)	7,925	8,319,576
5.40%, 01/06/42	2,960	3,045,348
5.50%, 01/24/36, (1-day SOFR + 1.32%)(d)	4,630	4,891,160
5.50%, 10/15/40	2,470	2,608,144
5.53%, 11/29/45, (1-day SOFR + 1.55%)(d)	4,405	4,559,169
5.57%, 04/22/28, (1-day SOFR + 0.93%)(d)	4,530	4,620,356
5.57%, 04/22/36, (1-day SOFR + 1.68%)(d)	6,155	6,538,283
5.58%, 04/22/30, (1-day SOFR + 1.16%)(d)	4,660	4,876,907
5.58%, 07/23/36, (1-day SOFR + 1.64%)(d)	2,810	2,939,929
5.60%, 07/15/41	3,091	3,265,259
Security	Par (000)	Value
Banks (continued)
5.63%, 08/16/43	$2,136	$2,227,512
5.72%, 09/14/33, (1-day SOFR + 2.58%)(d)	6,300	6,725,552
5.77%, 04/22/35, (1-day SOFR + 1.49%)(d)	5,175	5,571,293
6.09%, 10/23/29, (1-day SOFR + 1.57%)(d)	4,095	4,322,122
6.25%, 10/23/34, (1-day SOFR + 1.81%)(d)	4,280	4,739,075
6.40%, 05/15/38	4,127	4,724,247
8.00%, 04/29/27	2,249	2,374,213
8.75%, 09/01/30	1,517	1,792,302
JPMorgan Chase Bank N.A., 5.11%, 12/08/26	1,375	1,390,219
KBC Group NV
4.45%, 09/23/31, (1-year CMT + 0.85%)(b)(d)	1,600	1,598,826
4.93%, 10/16/30, (1-year CMT + 1.07%)(b)(d)	1,855	1,892,427
5.80%, 01/19/29, (1-year CMT + 2.10%)(b)(d)	1,695	1,750,703
6.32%, 09/21/34, (1-year CMT + 2.05%)(b)(d)	1,575	1,726,054
KEB Hana Bank
1.25%, 12/16/26(b)	285	277,091
3.25%, 03/30/27(b)	525	520,566
5.38%, 04/23/27(b)	170	173,300
5.38%, 04/23/29(b)	335	349,926
5.75%, 10/24/28(b)	450	472,328
KeyBank N.A.
3.90%, 04/13/29	980	963,646
5.85%, 11/15/27	1,629	1,679,006
6.95%, 02/01/28	800	843,040
KeyBank NA, 5.00%, 01/26/33	650	658,437
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	1,290	1,287,771
KeyCorp
2.25%, 04/06/27	1,138	1,109,432
2.55%, 10/01/29(a)	1,715	1,617,722
4.10%, 04/30/28	872	872,550
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(d)	1,245	1,247,183
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(a)(d)	415	426,762
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(d)	1,845	2,013,142
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	1,263	1,271,006
Kookmin Bank
2.38%, 02/15/27(b)	100	98,204
2.50%, 11/04/30(b)	505	460,940
4.38%, 05/08/28(b)	585	590,730
4.63%, 04/21/28(b)	324	328,951
4.63%, 05/08/30(b)	30	30,804
5.25%, 05/08/29(b)	350	364,483
5.38%, 05/08/27(b)	380	387,678
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(d)	2,561	1,923,152
3.57%, 11/07/28, (3-mo. SOFR US + 1.47%)(d)	2,745	2,716,931
3.75%, 01/11/27	1,955	1,950,052
3.75%, 03/18/28, (1-year CMT + 1.80%)(d)	1,357	1,350,464
4.34%, 01/09/48(a)	2,684	2,249,415
4.38%, 03/22/28	2,806	2,824,533
4.43%, 11/04/31, (1-year CMT + 0.82%)(d)	2,000	2,004,071
4.55%, 08/16/28	1,990	2,012,518
4.82%, 06/13/29, (1-year CMT + 0.83%)(d)	2,100	2,133,622
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(d)	1,600	1,594,695
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(d)	2,200	2,246,288
5.09%, 11/26/28, (1-year CMT + 0.85%)(d)	2,290	2,331,237
5.30%, 12/01/45	1,215	1,163,854

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.46%, 01/05/28, (1-year CMT + 1.38%)(a)(d)	$2,330	$2,362,498
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(d)	1,870	1,963,067
5.68%, 01/05/35, (1-year CMT + 1.75%)(d)	3,110	3,289,059
5.72%, 06/05/30, (1-year CMT + 1.07%)(d)	1,985	2,082,494
5.87%, 03/06/29, (1-year CMT + 1.70%)(d)	2,010	2,086,237
6.07%, 06/13/36, (1-year CMT + 1.60%)(d)	1,190	1,257,753
7.95%, 11/15/33, (1-year CMT + 3.75%)(d)	1,940	2,268,499
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(d)	738	741,553
4.83%, 01/16/29, (1-day SOFR + 0.93%)(d)	1,180	1,197,055
5.05%, 01/27/34, (1-day SOFR + 1.85%)(d)	1,770	1,786,031
5.18%, 07/08/31, (1-day SOFR + 1.40%)(d)	1,220	1,251,623
5.39%, 01/16/36, (1-day SOFR + 1.61%)(d)	1,440	1,468,521
5.40%, 07/30/35, (5-year CMT + 1.43%)(d)	855	861,594
6.08%, 03/13/32, (1-day SOFR + 2.26%)(d)	1,575	1,675,846
7.41%, 10/30/29, (1-day SOFR + 2.80%)(d)	1,245	1,350,450
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(b)(d)	910	830,299
3.62%, 06/03/30(b)	795	761,471
4.33%, 06/12/28(a)(b)	455	460,181
5.27%, 07/02/27(a)(b)	1,030	1,052,137
5.39%, 12/07/26(b)	1,210	1,228,288
5.64%, 08/13/36, (1-year CMT + 1.45%)(a)(b)(d)	950	971,652
6.80%, 01/18/33(b)	1,610	1,770,142
Macquarie Group Ltd.
1.94%, 04/14/28, (1-day SOFR + 0.99%)(b)(d)	990	960,773
2.69%, 06/23/32, (1-day SOFR + 1.44%)(b)(d)	1,860	1,695,372
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)(d)	2,269	2,060,933
3.76%, 11/28/28, (3-mo. CME Term SOFR +1.63%)(a)(b)(d)	1,386	1,373,472
4.10%, 06/21/28, (1-day SOFR + 2.13%)(b)(d)	1,285	1,282,880
4.44%, 06/21/33, (1-day SOFR + 2.40%)(b)(d)	1,325	1,311,778
4.65%, 03/27/29, (3-mo. CME Term SOFR +1.99%)(a)(b)(d)	760	767,188
5.03%, 01/15/30, (3-mo. CME Term SOFR +2.01%)(a)(b)(d)	1,393	1,423,011
5.49%, 11/09/33, (1-day SOFR + 2.86%)(a)(b)(d)	1,435	1,509,603
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)(d)	1,795	1,922,140
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)(d)	1,595	1,748,877
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	901	889,087
4.70%, 01/27/28	1,955	1,982,603
4.76%, 07/06/28, (1-day SOFR + 0.95%)(d)	1,370	1,381,962
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	2,215	2,015,733
2.31%, 07/20/32, (1-year CMT + 0.95%)(d)	3,145	2,817,523
2.34%, 01/19/28, (1-year CMT + 0.83%)(d)	2,425	2,378,105
2.49%, 10/13/32, (1-year CMT + 0.97%)(d)	1,201	1,080,087
2.56%, 02/25/30(a)	2,014	1,887,826
2.85%, 01/19/33, (1-year CMT + 1.10%)(d)	1,699	1,546,358
3.20%, 07/18/29	3,016	2,919,863
3.29%, 07/25/27(a)	646	639,815
3.68%, 02/22/27(a)	1,524	1,519,757
3.74%, 03/07/29	2,531	2,510,037
3.75%, 07/18/39	3,243	2,866,239
Security	Par (000)	Value
Banks (continued)
3.96%, 03/02/28(a)	$2,108	$2,110,025
4.05%, 09/11/28(a)	1,352	1,357,354
4.08%, 04/19/28, (1-year CMT + 1.30%)(d)	1,630	1,629,877
4.15%, 03/07/39(a)	1,073	1,012,702
4.29%, 07/26/38(a)	761	731,107
4.32%, 04/19/33, (1-year CMT + 1.55%)(d)	1,060	1,048,034
4.53%, 09/12/31, (1-year CMT + 0.80%)(d)	1,730	1,744,456
5.02%, 07/20/28, (1-year CMT + 1.95%)(d)	2,045	2,074,505
5.13%, 07/20/33, (1-year CMT + 2.13%)(d)	2,260	2,339,593
5.16%, 04/24/31, (1-year CMT + 1.17%)(d)	1,765	1,828,815
5.19%, 09/12/36, (1-year CMT + 0.93%)(d)	1,600	1,642,161
5.20%, 01/16/31, (1-year CMT + 0.78%)(d)	1,805	1,868,065
5.24%, 04/19/29, (1-year CMT + 1.70%)(d)	1,275	1,309,743
5.26%, 04/17/30, (1-year CMT + 0.82%)(d)	1,605	1,660,519
5.35%, 09/13/28, (1-year CMT + 1.90%)(d)	2,340	2,394,053
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(d)	1,680	1,768,515
5.42%, 02/22/29, (1-year CMT + 1.38%)(d)	1,875	1,929,864
5.43%, 04/17/35, (1-year CMT + 1.00%)(d)	1,735	1,815,830
5.44%, 02/22/34, (1-year CMT + 1.63%)(a)(d)	2,095	2,206,461
5.47%, 09/13/33, (1-year CMT + 2.13%)(d)	1,011	1,066,007
5.48%, 02/22/31, (1-year CMT + 1.53%)(d)	220	230,224
5.57%, 01/16/36, (1-year CMT + 0.95%)(d)	1,920	2,027,754
5.62%, 04/24/36, (1-year CMT + 1.27%)(d)	2,465	2,606,062
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(d)	1,620	1,456,708
2.17%, 05/22/32, (1-year CMT + 0.87%)(d)	1,218	1,083,442
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(d)	1,402	1,277,917
2.26%, 07/09/32, (1-year CMT + 0.90%)(a)(d)	751	670,586
2.56%, 09/13/31(a)	1,915	1,717,660
2.59%, 05/25/31, (3-mo. CME Term SOFR +1.33%)(d)	1,100	1,022,544
2.87%, 09/13/30, (3-mo. CME Term SOFR +1.57%)(d)	1,145	1,090,223
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(d)	1,414	1,362,501
3.17%, 09/11/27	1,575	1,554,576
3.26%, 05/22/30, (1-year CMT + 1.25%)(a)(d)	1,750	1,697,304
3.66%, 02/28/27	721	718,417
4.02%, 03/05/28	1,695	1,699,482
4.25%, 09/11/29, (3-mo. CME Term SOFR +1.53%)(d)	1,640	1,645,786
4.71%, 07/08/31, (1-year CMT + 0.92%)(d)	1,925	1,953,719
5.10%, 05/13/31, (1-year CMT + 0.82%)(d)	1,020	1,051,777
5.32%, 07/08/36, (1-year CMT + 1.07%)(d)	2,345	2,429,772
5.38%, 05/26/30, (1-year CMT + 1.12%)(d)	835	866,514
5.38%, 07/10/30, (1-year CMT + 1.08%)(d)	1,165	1,208,960
5.41%, 09/13/28, (1-year CMT + 2.05%)(a)(d)	1,645	1,684,888
5.42%, 05/13/36, (1-year CMT + 0.98%)(d)	1,020	1,063,494
5.58%, 05/26/35, (1-year CMT + 1.30%)(d)	1,415	1,490,895
5.59%, 07/10/35, (1-year CMT + 1.30%)(d)	495	521,625
5.67%, 05/27/29, (1-year CMT + 1.50%)(d)	1,390	1,441,846
5.67%, 09/13/33, (1-year CMT + 2.40%)(d)	1,282	1,365,543
5.74%, 05/27/31, (1-year CMT + 1.65%)(d)	1,445	1,526,331
5.75%, 05/27/34, (1-year CMT + 1.80%)(d)	1,430	1,522,479
5.75%, 07/06/34, (1-year CMT + 1.90%)(d)	1,745	1,862,878
5.78%, 07/06/29, (1-year CMT + 1.65%)(d)	2,680	2,792,452
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(d)	4,959	4,370,605
1.93%, 04/28/32, (1-day SOFR + 1.02%)(d)	5,654	4,980,635

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.24%, 07/21/32, (1-day SOFR + 1.18%)(d)	$5,834	$5,203,177
2.48%, 01/21/28, (1-day SOFR + 1.00%)(d)	3,860	3,788,447
2.48%, 09/16/36, (1-day SOFR + 1.36%)(d)	5,935	5,225,133
2.51%, 10/20/32, (1-day SOFR + 1.20%)(d)	6,235	5,614,535
2.70%, 01/22/31, (1-day SOFR + 1.14%)(d)	5,971	5,609,775
2.80%, 01/25/52, (1-day SOFR + 1.43%)(d)	4,033	2,619,525
2.94%, 01/21/33, (1-day SOFR + 1.29%)(d)	4,590	4,213,135
3.22%, 04/22/42, (1-day SOFR + 1.49%)(d)	3,419	2,702,329
3.59%, 07/22/28(d)	4,837	4,792,310
3.62%, 04/01/31, (1-day SOFR + 3.12%)(d)	4,905	4,782,590
3.63%, 01/20/27	4,756	4,740,703
3.77%, 01/24/29, (3-mo. CME Term SOFR +1.40%)(d)	5,267	5,232,154
3.95%, 04/23/27	3,055	3,054,763
3.97%, 07/22/38(d)	3,901	3,548,026
4.21%, 04/20/28, (1-day SOFR + 1.61%)(d)	4,533	4,539,937
4.30%, 01/27/45	3,868	3,391,796
4.38%, 01/22/47	3,917	3,447,603
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(d)	5,580	5,621,795
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(d)	1,795	1,703,020
4.65%, 10/18/30, (1-day SOFR + 1.10%)(d)	4,655	4,723,693
4.89%, 07/20/33, (1-day SOFR + 2.08%)(d)	3,490	3,572,610
4.99%, 04/12/29, (1-day SOFR + 1.38%)(d)	3,115	3,177,172
5.04%, 07/19/30, (1-day SOFR + 1.22%)(d)	3,765	3,870,402
5.12%, 02/01/29, (1-day SOFR + 1.73%)(d)	4,100	4,187,506
5.16%, 04/20/29, (1-day SOFR + 1.59%)(d)	4,350	4,453,544
5.17%, 01/16/30, (1-day SOFR + 1.45%)(d)	4,037	4,155,216
5.19%, 04/17/31, (1-day SOFR + 1.51%)(d)	4,375	4,528,125
5.23%, 01/15/31, (1-day SOFR + 1.11%)(d)	4,735	4,897,516
5.25%, 04/21/34, (1-day SOFR + 1.87%)(d)	5,535	5,746,274
5.30%, 04/20/37, (1-day SOFR + 2.62%)(d)	3,740	3,833,568
5.32%, 07/19/35, (1-day SOFR + 1.56%)(d)	6,100	6,335,104
5.42%, 07/21/34, (1-day SOFR + 1.88%)(d)	4,130	4,329,248
5.45%, 07/20/29, (1-day SOFR + 1.63%)(d)	3,810	3,937,540
5.47%, 01/18/35, (1-day SOFR + 1.73%)(d)	4,365	4,570,466
5.52%, 11/19/55, (1-day SOFR + 1.71%)(d)	4,920	4,977,655
5.59%, 01/18/36, (1-day SOFR + 1.42%)(d)	5,085	5,367,594
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(d)	3,780	3,863,100
5.65%, 04/13/28, (1-day SOFR +1.01%)(d)	2,380	2,428,626
5.66%, 04/18/30, (1-day SOFR + 1.26%)(d)	4,065	4,248,642
5.66%, 04/17/36, (1-day SOFR + 1.76%)(d)	5,315	5,642,338
5.83%, 04/19/35, (1-day SOFR + 1.58%)(d)	5,300	5,684,699
5.94%, 02/07/39, (5-year CMT + 1.80%)(d)	2,175	2,295,842
5.95%, 01/19/38, (5-year CMT + 2.43%)(d)	3,195	3,376,748
6.30%, 10/18/28, (1-day SOFR + 2.24%)(d)	4,455	4,630,155
6.34%, 10/18/33, (1-day SOFR + 2.56%)(d)	4,520	4,992,486
6.38%, 07/24/42	3,668	4,145,616
6.41%, 11/01/29, (1-day SOFR + 1.83%)(d)	4,145	4,401,139
6.63%, 11/01/34, (1-day SOFR + 2.05%)(d)	3,920	4,422,269
7.25%, 04/01/32	2,113	2,452,782
Series I, 4.13%, 10/18/29, (1-day SOFR + 0.91%)(d)	1,605	1,604,828
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(d)	4,455	4,459,800
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(d)	3,120	3,130,110
Morgan Stanley Bank N.A.
4.95%, 01/14/28, (1-day SOFR + 1.08%)(d)	2,660	2,683,350
4.97%, 07/14/28, (1-day SOFR + 0.93%)(d)	2,795	2,834,317
Security	Par (000)	Value
Banks (continued)
5.02%, 01/12/29, (1-day SOFR + 0.91%)(d)	$3,350	$3,413,309
5.50%, 05/26/28, (1-day SOFR + 0.87%)(d)	4,367	4,456,968
Morgan Stanley Private Bank N.A.
4.20%, 11/17/28, (1-day SOFR +0.78%)(d)	3,655	3,661,192
4.47%, 07/06/28, (1-day SOFR + 0.77%)(d)	2,890	2,907,750
4.47%, 11/19/31, (1-day SOFR + 1.02%)(d)	4,500	4,524,612
4.73%, 07/18/31, (1-day SOFR + 1.08%)(d)	4,735	4,816,208
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	320	297,059
National Australia Bank Ltd.
1.89%, 01/12/27(b)	1,810	1,772,192
2.33%, 08/21/30(b)	2,050	1,866,126
2.65%, 01/14/41(a)(b)	1,740	1,248,106
2.99%, 05/21/31(b)	1,817	1,673,995
3.35%, 01/12/37, (5-year CMT + 1.70%)(b)(d)	1,917	1,764,943
3.50%, 01/10/27(a)(b)	1,055	1,051,945
3.93%, 08/02/34, (5-year CMT + 1.88%)(b)(d)	2,601	2,541,541
4.95%, 01/10/34(a)(b)	1,000	1,039,615
5.18%, 06/11/34(a)(b)	1,520	1,602,155
5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)(d)	2,450	2,593,970
6.43%, 01/12/33(b)	2,020	2,205,493
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,440	1,442,118
4.31%, 06/13/28	1,745	1,766,055
4.50%, 10/26/27(a)	1,585	1,604,873
4.53%, 06/13/30	1,515	1,547,041
4.79%, 01/10/29	1,125	1,153,907
4.90%, 06/13/28(a)	1,485	1,522,384
4.90%, 01/14/30	1,210	1,251,607
4.94%, 01/12/28	1,790	1,831,756
5.09%, 06/11/27	1,215	1,237,878
National Bank of Canada
4.50%, 10/10/29	1,055	1,068,916
4.95%, 02/01/28, (1-day SOFR + 0.80%)(d)	1,045	1,055,550
5.60%, 12/18/28	1,850	1,933,142
National Securities Clearing Corp.
4.35%, 05/20/27(b)	365	367,836
4.70%, 05/20/30(b)	570	583,914
4.90%, 06/26/29(b)	1,220	1,257,031
5.00%, 05/30/28(b)	1,240	1,271,824
5.10%, 11/21/27(a)(b)	1,480	1,513,308
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.35%)(d)	1,445	1,330,052
3.07%, 05/22/28, (1-year CMT + 2.55%)(d)	1,377	1,357,285
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(d)	2,740	2,756,202
4.89%, 05/18/29, (3-mo. SOFR US + 2.01%)(d)	2,668	2,713,999
4.96%, 08/15/30, (1-year CMT + 1.22%)(d)	1,910	1,954,117
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(d)	3,051	3,124,019
5.12%, 05/23/31, (1-year CMT + 1.05%)(d)	2,000	2,058,773
5.52%, 09/30/28, (1-year CMT + 2.27%)(d)	1,345	1,378,610
5.58%, 03/01/28, (1-year CMT + 1.10%)(a)(d)	1,715	1,745,024
5.78%, 03/01/35, (1-year CMT + 1.50%)(d)	1,945	2,070,847
5.81%, 09/13/29, (1-year CMT + 1.95%)(d)	1,900	1,980,746
6.02%, 03/02/34, (1-year CMT + 2.10%)(d)	1,925	2,075,679
6.48%, 06/01/34, (5-year CMT + 2.20%)(d)	1,705	1,791,802
NatWest Markets PLC
4.17%, 11/06/28(b)	1,065	1,066,991
4.41%, 11/06/30(b)	1,000	1,003,797

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.79%, 03/21/28(b)	$865	$880,263
5.02%, 03/21/30(b)	1,370	1,413,683
5.41%, 05/17/29(b)	1,300	1,353,845
5.42%, 05/17/27(b)	1,380	1,407,782
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(d)	125	129,393
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.87%)(b)(d)(e)	240	235,387
NongHyup Bank
4.25%, 07/06/27(b)	150	150,635
4.75%, 07/22/29(b)	100	102,626
4.88%, 07/03/28(b)	200	204,474
Nordea Bank Abp
4.25%, 08/28/30(b)	1,305	1,313,537
4.38%, 03/17/28(b)	90	91,044
4.38%, 09/10/29(b)	845	855,774
4.63%, 09/13/33, (5-year USD Swap + 1.69%)(b)(d)	992	992,552
5.00%, 03/19/27(b)	670	679,883
5.38%, 09/22/27(a)(b)	1,750	1,791,844
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	2,285	1,997,945
4.67%, 09/09/30(b)	590	596,290
4.87%, 09/14/27(a)(b)	1,225	1,237,051
5.07%, 09/14/32(b)	382	389,186
5.09%, 10/16/29(a)(b)	1,085	1,110,088
5.36%, 09/09/35(b)	660	674,693
5.43%, 03/09/28(a)(b)	1,611	1,650,082
Northern Trust Corp.
1.95%, 05/01/30	1,751	1,605,271
3.15%, 05/03/29	734	715,835
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)(d)	868	854,199
3.65%, 08/03/28(a)	1,019	1,015,708
4.00%, 05/10/27(a)	1,424	1,426,069
4.15%, 11/19/30	510	511,927
5.12%, 11/19/40, (5-year CMT + 1.05%)(d)	520	522,793
6.13%, 11/02/32	1,605	1,756,956
PNC Bank N.A.
2.70%, 10/22/29	1,420	1,344,490
3.10%, 10/25/27	1,531	1,510,589
3.25%, 01/22/28	1,395	1,380,253
4.05%, 07/26/28	2,095	2,097,072
4.43%, 07/21/28, (1-day SOFR + 0.73%)(d)	2,020	2,032,975
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(d)	2,015	1,816,441
2.55%, 01/22/30	3,339	3,147,488
3.15%, 05/19/27	1,074	1,062,502
3.45%, 04/23/29	2,485	2,448,869
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(d)	1,399	1,392,166
4.81%, 10/21/32, (1-day SOFR + 1.26%)(d)	2,815	2,872,184
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(d)	1,920	1,968,725
5.07%, 01/24/34, (1-day SOFR + 1.93%)(d)	2,415	2,482,981
5.22%, 01/29/31, (1-day SOFR + 1.07%)(d)	1,500	1,555,384
5.30%, 01/21/28, (1-day SOFR + 1.34%)(d)	1,515	1,535,608
5.35%, 12/02/28, (1-day SOFR + 1.62%)(d)	1,080	1,106,749
5.37%, 07/21/36, (1-day SOFR + 1.42%)(d)	2,500	2,589,824
5.40%, 07/23/35, (1-day SOFR + 1.60%)(d)	2,480	2,584,924
5.49%, 05/14/30, (1-day SOFR + 1.20%)(d)	3,000	3,128,623
5.58%, 06/12/29, (1-day SOFR + 1.84%)(d)	4,126	4,277,691
Security	Par (000)	Value
Banks (continued)
5.58%, 01/29/36, (1-day SOFR + 1.39%)(d)	$2,886	$3,035,034
5.68%, 01/22/35, (1-day SOFR + 1.90%)(d)	2,925	3,097,751
5.94%, 08/18/34, (1-day SOFR + 1.95%)(d)	1,150	1,241,925
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(d)	2,555	2,769,164
6.88%, 10/20/34, (1-day SOFR + 2.28%)(d)	3,500	3,979,691
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	1,080	1,180,011
Regions Financial Corp.
1.80%, 08/12/28	1,133	1,067,833
5.50%, 09/06/35, (1-day SOFR +2.06%)(d)	1,450	1,498,858
5.72%, 06/06/30, (1-day SOFR +1.49%)(d)	325	338,586
7.38%, 12/10/37	559	647,311
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(b)(c)	135	142,395
Royal Bank of Canada
2.05%, 01/21/27	780	764,684
2.30%, 11/03/31	2,860	2,579,204
3.63%, 05/04/27	1,926	1,920,501
3.88%, 05/04/32	1,153	1,124,879
4.00%, 11/03/28, (1-day SOFR + 0.70%)(d)	1,785	1,782,127
4.24%, 08/03/27	2,237	2,250,813
4.31%, 11/03/31, (1-day SOFR + 0.98%)(d)	1,625	1,623,983
4.50%, 08/06/29, (1-day SOFR + 0.89%)(a)(d)	2,000	2,020,806
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(d)	1,430	1,443,175
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(d)	3,280	3,328,915
4.70%, 08/06/31, (1-day SOFR + 1.06%)(d)	1,815	1,844,523
4.72%, 03/27/28, (1-day SOFR Index + 0.81%)(d)	1,840	1,856,096
4.88%, 01/19/27	1,965	1,985,918
4.90%, 01/12/28	1,694	1,729,491
4.95%, 02/01/29	1,765	1,816,377
4.97%, 01/24/29, (1-day SOFR + 0.83%)(d)	1,925	1,960,192
4.97%, 08/02/30, (1-day SOFR + 1.00%)(d)	2,305	2,365,689
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(d)	1,800	1,848,553
5.00%, 02/01/33	2,745	2,841,104
5.00%, 05/02/33	530	547,742
5.15%, 02/04/31, (1-day SOFR + 1.03%)(d)	3,180	3,286,208
5.15%, 02/01/34	2,070	2,176,821
5.20%, 08/01/28	2,155	2,224,528
6.00%, 11/01/27	2,395	2,487,366
6.35%, 11/24/84, (5-year CMT + 2.25%)(a)(d)	1,970	1,942,387
6.75%, 08/24/85, (5-year CMT + 2.81%)(d)	2,195	2,267,334
7.50%, 05/02/84, (5-year CMT + 2.88%)(d)	1,545	1,635,634
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.25%)(a)(d)	1,470	1,440,032
4.40%, 07/13/27	1,652	1,656,837
5.35%, 09/06/30, (1-day SOFR + 1.94%)(d)	2,280	2,333,898
5.47%, 03/20/29, (1-day SOFR + 1.61%)(d)	1,035	1,056,942
5.74%, 03/20/31, (1-day SOFR + 1.88%)(d)	895	927,276
6.17%, 01/09/30, (1-day SOFR + 2.50%)(d)	1,670	1,743,648
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(d)	450	483,580
6.50%, 03/09/29, (1-day SOFR + 2.36%)(d)	1,955	2,038,327
6.57%, 06/12/29, (1-day SOFR + 2.70%)(d)	1,109	1,160,330
7.66%, 11/09/31, (1-day SOFR + 3.28%)(d)	1,260	1,413,026
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.22%)(d)	1,400	1,372,451
2.90%, 03/15/32, (1-day SOFR + 1.48%)(d)	1,590	1,462,682

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.82%, 11/03/28, (3-mo. SOFR US + 1.66%)(d)	$1,925	$1,909,813
4.32%, 09/22/29, (1-day SOFR Index + 1.70%)(d)	600	600,661
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(d)	325	329,586
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(d)	1,520	1,519,675
5.63%, 09/15/45(a)(b)	880	821,952
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(d)	2,425	2,539,363
6.53%, 01/10/29, (1-day SOFR + 2.60%)(d)	2,359	2,467,724
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	750	743,592
4.00%, 04/23/29(b)	942	929,756
4.38%, 04/13/32(b)	840	831,317
4.50%, 04/12/28(a)(b)	475	480,890
4.63%, 05/13/30(b)	185	190,030
5.75%, 04/15/34(b)	385	406,743
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(b)	635	648,921
Skandinaviska Enskilda Banken AB
4.38%, 06/02/28(b)	450	455,036
4.50%, 09/03/30(b)	1,050	1,056,302
5.13%, 03/05/27(b)	890	903,730
5.38%, 03/05/29(b)	1,160	1,201,983
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.30%)(b)(d)	1,885	1,851,876
2.89%, 06/09/32, (1-year CMT + 1.30%)(b)(d)	1,835	1,661,789
3.00%, 01/22/30(a)(b)	1,653	1,556,698
3.34%, 01/21/33, (1-year CMT + 1.60%)(a)(b)(d)	1,475	1,348,205
3.63%, 03/01/41(a)(b)	1,440	1,073,830
3.65%, 07/08/35, (5-year CMT + 3.00%)(a)(b)(d)	876	822,732
4.00%, 01/12/27(b)	1,155	1,151,542
4.03%, 01/21/43, (1-year CMT + 1.90%)(b)(d)	1,155	898,711
4.68%, 06/15/27(b)	680	685,787
4.75%, 09/14/28(a)(b)	776	784,535
5.25%, 02/19/27(b)	425	429,684
5.25%, 05/22/29, (1-day SOFR + 1.42%)(b)(d)	1,600	1,631,583
5.44%, 10/03/36, (1-day SOFR + 1.73%)(b)(d)	2,000	2,020,857
5.50%, 04/13/29, (1-year CMT + 1.20%)(b)(d)	250	256,043
5.51%, 05/22/31, (1-day SOFR + 1.65%)(b)(d)	1,600	1,656,930
5.52%, 01/19/28, (1-year CMT + 1.50%)(b)(d)	1,365	1,381,765
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)(d)	1,680	1,736,168
5.63%, 11/24/45(a)(b)	735	693,317
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)(d)	1,975	2,092,253
6.10%, 04/13/33, (1-year CMT + 1.60%)(b)(d)	1,475	1,564,598
6.22%, 06/15/33, (1-year CMT + 3.20%)(a)(b)(d)	1,782	1,879,706
6.45%, 01/10/29, (1-year CMT + 2.55%)(b)(d)	1,975	2,057,729
6.69%, 01/10/34, (1-year CMT + 2.95%)(b)(d)	2,535	2,775,025
7.13%, 01/19/55, (1-year CMT + 2.95%)(b)(d)	1,955	2,081,852
7.37%, 01/10/53(b)	1,440	1,569,867
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	210	241,143
Standard Chartered Bank/New York, 4.85%, 12/03/27	20	20,413
Security	Par (000)	Value
Banks (continued)
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.18%)(a)(b)(d)	$2,055	$2,018,838
2.68%, 06/29/32, (1-year CMT + 1.20%)(b)(d)	1,605	1,450,478
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(b)(d)	2,056	1,910,232
3.60%, 01/12/33, (1-year CMT + 1.90%)(b)(d)	2,150	1,997,928
4.30%, 02/19/27(a)(b)	1,635	1,632,643
4.31%, 05/21/30, (3-mo. SOFR US + 2.17%)(b)(d)	1,330	1,328,847
4.64%, 04/01/31, (1-year CMT + 3.85%)(b)(d)	2,735	2,764,631
4.87%, 03/15/33, (5-year USD ICE Swap + 1.97%)(b)(d)	1,125	1,131,727
5.01%, 10/15/30, (1-year CMT + 1.15%)(b)(d)	2,530	2,586,234
5.24%, 05/13/31, (1-year CMT + 1.35%)(a)(b)(d)	925	956,180
5.30%, 01/09/43(a)(b)	1,813	1,762,715
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)(d)	2,655	2,722,525
5.55%, 01/21/29, (1-year CMT + 1.05%)(b)(d)	1,875	1,924,471
5.69%, 05/14/28, (1-year CMT + 1.05%)(b)(d)	2,970	3,029,833
5.70%, 03/26/44(a)(b)	2,696	2,719,967
5.91%, 05/14/35, (1-year CMT + 1.45%)(b)(d)	2,980	3,174,387
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)(d)	2,075	2,239,266
6.23%, 01/21/36, (1-year CMT + 1.43%)(b)(d)	1,950	2,134,299
6.30%, 01/09/29, (1-year CMT + 2.45%)(b)(d)	2,935	3,054,122
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(b)(d)	1,685	1,837,328
6.75%, 02/08/28, (1-year CMT + 1.85%)(b)(d)	175	180,013
7.02%, 02/08/30, (1-year CMT + 2.20%)(b)(d)	1,530	1,653,618
7.77%, 11/16/28, (1-year CMT + 3.45%)(b)(d)	1,405	1,498,795
State Street Bank & Trust Co., 4.78%, 11/23/29	1,080	1,113,539
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(d)	1,655	1,620,726
2.20%, 03/03/31	1,647	1,481,541
2.40%, 01/24/30(a)	822	776,288
2.62%, 02/07/33, (1-day SOFR + 1.00%)(d)	868	786,449
3.03%, 11/01/34, (1-day SOFR + 1.49%)(d)	1,080	1,020,783
3.15%, 03/30/31, (1-day SOFR + 2.65%)(d)	1,740	1,677,342
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(d)	786	790,249
4.16%, 08/04/33, (1-day SOFR + 1.73%)(d)	1,265	1,244,386
4.33%, 10/22/27(a)	2,020	2,041,044
4.42%, 05/13/33, (1-day SOFR + 1.61%)(d)	1,100	1,100,759
4.53%, 02/20/29, (1-day SOFR + 1.02%)(d)	2,205	2,230,944
4.54%, 02/28/28(a)	1,235	1,253,630
4.54%, 04/24/28, (1-day SOFR + 0.95%)(d)	1,915	1,930,854
4.68%, 10/22/32, (1-day SOFR + 1.05%)(d)	1,520	1,552,466
4.73%, 02/28/30	1,385	1,420,554
4.78%, 10/23/36, (1-day SOFR + 1.22%)(d)	1,260	1,264,220
4.82%, 01/26/34, (1-day SOFR + 1.57%)(d)	1,395	1,422,736
4.83%, 04/24/30(a)	1,320	1,361,260
4.99%, 03/18/27	1,430	1,449,092
5.15%, 02/28/36, (1-day SOFR + 1.22%)(d)	1,045	1,077,557
5.16%, 05/18/34, (1-day SOFR + 1.89%)(d)	1,435	1,493,816
5.68%, 11/21/29, (1-day SOFR + 1.48%)(d)	1,290	1,352,075
5.82%, 11/04/28, (1-day SOFR + 1.72%)(a)(d)	910	941,115
6.12%, 11/21/34, (1-day SOFR + 1.96%)(d)	885	963,905
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	1,250	1,100,908

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.90%, 09/17/28	$3,330	$3,144,422
2.13%, 07/08/30	2,465	2,249,952
2.14%, 09/23/30	1,259	1,139,797
2.17%, 01/14/27	995	975,371
2.22%, 09/17/31	1,853	1,652,416
2.30%, 01/12/41(a)	1,070	761,954
2.47%, 01/14/29	1,092	1,042,627
2.72%, 09/27/29	1,030	978,945
2.75%, 01/15/30	1,875	1,771,325
2.93%, 09/17/41	895	668,167
3.04%, 07/16/29	4,310	4,148,295
3.05%, 01/14/42	1,480	1,152,394
3.35%, 10/18/27	1,330	1,316,134
3.36%, 07/12/27	2,078	2,060,786
3.45%, 01/11/27	1,794	1,783,364
3.54%, 01/17/28	1,406	1,394,668
3.94%, 07/19/28	1,309	1,309,542
4.31%, 10/16/28(a)	854	861,736
4.66%, 07/08/31, (1-day SOFR + 1.19%)(d)	1,350	1,370,308
4.95%, 07/08/33, (1-day SOFR + 1.38%)(d)	1,300	1,333,776
5.24%, 04/15/30	1,335	1,388,963
5.25%, 07/08/36, (1-day SOFR + 1.50%)(d)	1,100	1,136,204
5.32%, 07/09/29	1,360	1,413,483
5.42%, 07/09/31	1,735	1,824,410
5.45%, 01/15/32	675	710,498
5.52%, 01/13/28(a)	3,290	3,394,661
5.56%, 07/09/34(a)	2,520	2,670,769
5.63%, 01/15/35(a)	2,075	2,219,935
5.71%, 01/13/30	2,305	2,434,507
5.72%, 09/14/28	1,945	2,029,206
5.77%, 01/13/33	2,725	2,922,253
5.78%, 07/13/33	975	1,047,761
5.80%, 07/13/28	1,410	1,471,498
5.80%, 07/08/46, (1-day SOFR + 1.78%)(d)	535	551,423
5.81%, 09/14/33(a)	1,726	1,861,011
5.84%, 07/09/44	2,175	2,282,229
5.85%, 07/13/30(a)	1,255	1,341,298
6.18%, 07/13/43(a)	1,575	1,734,338
Sumitomo Mitsui Trust Bank Ltd.
2.80%, 03/10/27(b)	1,055	1,039,668
4.35%, 09/11/30(b)	135	136,004
4.45%, 09/10/27(b)	1,685	1,699,471
4.50%, 03/13/28(b)	210	212,676
4.50%, 09/10/29(a)(b)	1,740	1,762,230
4.70%, 03/13/30(b)	1,270	1,297,272
4.85%, 09/10/34(a)(b)	890	899,801
4.95%, 09/15/27(b)	915	930,387
5.05%, 03/13/35(a)(b)	945	966,106
5.20%, 03/07/27(b)	990	1,004,471
5.20%, 03/07/29(b)	835	862,569
5.35%, 03/07/34(a)(b)	765	802,284
5.50%, 03/09/28(a)(b)	1,110	1,146,977
5.55%, 09/14/28(a)(b)	775	806,612
Sumitomo Mitsui Trust Group Inc., 5.42%, 09/11/36, (1-day SOFR + 1.65%)(b)(d)	130	131,859
Svenska Handelsbanken AB
3.95%, 06/10/27(a)(b)	1,105	1,107,097
4.38%, 05/23/28(a)(b)	945	956,741
5.13%, 05/28/27(a)(b)	964	982,528
5.50%, 06/15/28(b)	1,290	1,335,186
Security	Par (000)	Value
Banks (continued)
Swedbank AB
5.00%, 11/20/29(a)(b)	$840	$871,266
5.08%, 05/21/30(b)	1,160	1,197,280
5.34%, 09/20/27(a)(b)	1,785	1,824,209
5.41%, 03/14/29(b)	1,370	1,420,626
Synchrony Bank, 5.63%, 08/23/27	964	983,303
Synovus Bank, 5.63%, 02/15/28	835	851,759
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(d)	385	399,176
Toronto-Dominion Bank (The)
1.95%, 01/12/27	1,210	1,184,564
2.00%, 09/10/31(a)	1,550	1,388,299
2.45%, 01/12/32	1,495	1,339,870
2.80%, 03/10/27	1,715	1,689,742
3.20%, 03/10/32	2,841	2,657,637
4.11%, 06/08/27	2,388	2,391,570
4.11%, 10/13/28	1,295	1,297,981
4.46%, 06/08/32	3,325	3,336,284
4.57%, 12/17/26	405	407,585
4.57%, 06/02/28	1,795	1,818,474
4.69%, 09/15/27	2,555	2,586,098
4.78%, 12/17/29	1,680	1,721,813
4.81%, 06/03/30	1,910	1,953,303
4.86%, 01/31/28	2,150	2,187,545
4.93%, 10/15/35	1,100	1,111,017
4.98%, 04/05/27	1,235	1,250,883
4.99%, 04/05/29	1,600	1,644,190
5.15%, 09/10/34, (5-year CMT + 1.50%)(d)	1,665	1,690,941
5.16%, 01/10/28	2,290	2,341,449
5.26%, 12/11/26	1,075	1,088,973
5.30%, 01/30/32	1,810	1,900,450
5.52%, 07/17/28	2,150	2,229,995
6.35%, 10/31/85, (5-year CMT + 2.72%)(a)(d)	1,895	1,915,843
7.25%, 07/31/84, (5-year CMT + 2.97%)(d)	1,080	1,135,209
8.13%, 10/31/82, (5-year CMT + 4.07%)(d)	1,893	1,989,587
Truist Bank
2.25%, 03/11/30	2,258	2,073,964
4.14%, 10/23/29, (1-day SOFR + 0.91%)(d)	1,750	1,748,659
4.42%, 07/24/28, (1-day SOFR + 0.77%)(d)	1,975	1,984,527
Truist Financial Corp.
1.13%, 08/03/27	1,450	1,384,535
1.89%, 06/07/29, (1-day SOFR + 0.86%)(d)	2,241	2,122,421
1.95%, 06/05/30	1,335	1,212,744
3.88%, 03/19/29	1,341	1,326,500
4.12%, 06/06/28, (1-day SOFR + 1.37%)(d)	1,200	1,201,979
4.87%, 01/26/29, (1-day SOFR + 1.44%)(d)	1,705	1,731,360
4.92%, 07/28/33, (1-day SOFR + 2.24%)(d)	1,885	1,888,403
4.96%, 10/23/36, (1-day SOFR + 1.40%)(d)	1,690	1,681,425
5.07%, 05/20/31, (1-day SOFR + 1.31%)(d)	1,855	1,909,190
5.12%, 01/26/34, (1-day SOFR + 1.85%)(d)	1,955	1,996,555
5.15%, 08/05/32, (1-day SOFR + 1.57%)(d)	1,720	1,776,753
5.44%, 01/24/30, (1-day SOFR + 1.62%)(d)	2,540	2,636,574
5.71%, 01/24/35, (1-day SOFR + 1.92%)(d)	3,390	3,584,897
5.87%, 06/08/34, (1-day SOFR + 2.36%)(d)	2,635	2,810,149
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(d)	1,410	1,525,751
7.16%, 10/30/29, (1-day SOFR + 2.45%)(d)	2,960	3,205,054
U.S. Bancorp
1.38%, 07/22/30	2,824	2,501,636
2.22%, 01/27/28, (1-day SOFR + 0.73%)(d)	2,120	2,074,789
2.49%, 11/03/36, (5-year CMT + 0.95%)(d)	1,850	1,616,422
2.68%, 01/27/33, (1-day SOFR + 1.02%)(d)	1,507	1,362,362

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.00%, 07/30/29	$1,742	$1,679,474
3.90%, 04/26/28(a)	1,753	1,755,919
4.55%, 07/22/28, (1-day SOFR + 1.66%)(d)	4,589	4,624,357
4.65%, 02/01/29, (1-day SOFR + 1.23%)(d)	2,785	2,819,589
4.84%, 02/01/34, (1-day SOFR + 1.60%)(d)	3,505	3,550,474
4.97%, 07/22/33, (1-day SOFR + 2.11%)(d)	2,200	2,222,604
5.05%, 02/12/31, (1-day SOFR + 1.06%)(d)	2,065	2,126,885
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(d)	575	593,869
5.10%, 07/23/30, (1-day SOFR + 1.25%)(d)	2,180	2,248,784
5.38%, 01/23/30, (1-day SOFR + 1.56%)(d)	2,400	2,489,729
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(d)	1,975	2,065,068
5.68%, 01/23/35, (1-day SOFR + 1.86%)(d)	2,650	2,817,357
5.78%, 06/12/29, (1-day SOFR + 2.02%)(d)	2,835	2,950,082
5.84%, 06/12/34, (1-day SOFR + 2.26%)(d)	2,855	3,063,978
5.85%, 10/21/33, (1-day SOFR + 2.09%)(d)	2,660	2,855,567
Series X, 3.15%, 04/27/27(a)	1,988	1,969,095
UBS AG/London
4.50%, 06/26/48	1,915	1,708,477
5.65%, 09/11/28	2,670	2,790,264
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.72%)(d)	695	700,750
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.00%)(b)(d)	3,167	2,818,331
2.75%, 02/11/33, (1-year CMT + 1.10%)(b)(d)	2,500	2,247,735
3.09%, 05/14/32, (1-day SOFR + 1.73%)(a)(b)(d)	6,633	6,183,176
3.13%, 08/13/30, (3-mo. SOFR US + 1.73%)(b)(d)	2,795	2,683,123
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(b)(d)	2,585	1,984,698
3.87%, 01/12/29, (3-mo. SOFR US + 1.67%)(b)(d)	3,237	3,217,418
4.15%, 12/23/29, (1-day SOFR + 0.84%)(b)(d)	3,440	3,439,549
4.19%, 04/01/31, (1-day SOFR + 3.73%)(a)(b)(d)	5,166	5,129,618
4.25%, 03/23/28(b)	5,075	5,078,065
4.28%, 01/09/28(a)(b)	4,212	4,218,322
4.40%, 09/23/31, (1-day SOFR + 1.06%)(b)(d)	1,965	1,964,262
4.75%, 05/12/28, (1-year CMT + 1.75%)(b)(d)	2,770	2,791,563
4.84%, 11/06/33, (1-day SOFR + 1.29%)(b)(d)	1,625	1,638,041
4.88%, 05/15/45	2,568	2,407,944
4.99%, 08/05/33, (1-year CMT + 2.40%)(b)(d)	2,665	2,718,633
5.01%, 03/23/37, (1-day SOFR + 1.34%)(b)(d)	2,570	2,570,448
5.38%, 09/06/45, (1-year USD ICE Swap +1.86%)(b)(d)	2,815	2,804,635
5.43%, 02/08/30, (1-year CMT + 1.52%)(b)(d)	3,190	3,304,645
5.53%, 05/06/47(b)(d)	1,030	1,033,234
5.58%, 05/09/36, (1-day SOFR + 1.76%)(b)(d)	2,440	2,559,587
5.62%, 09/13/30, (1-year USD ICE Swap + 1.34%)(a)(b)(d)	2,800	2,931,780
5.70%, 02/08/35, (1-year CMT + 1.77%)(b)(d)	3,940	4,172,910
5.96%, 01/12/34, (1-year CMT + 2.20%)(b)(d)	3,325	3,564,115
6.25%, 09/22/29, (1-year CMT + 1.80%)(b)(d)	2,260	2,382,505
6.30%, 09/22/34, (1-year CMT + 2.00%)(b)(d)	3,280	3,595,569
6.33%, 12/22/27, (1-year CMT + 1.60%)(b)(d)	1,870	1,911,497
6.44%, 08/11/28, (1-day SOFR + 3.70%)(a)(b)(d)	3,790	3,930,017
6.54%, 08/12/33, (1-day SOFR + 3.92%)(b)(d)	4,430	4,911,870
9.02%, 11/15/33, (1-day SOFR + 5.02%)(b)(d)	2,245	2,828,510
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.55%)(b)(d)	2,217	2,063,472
Security	Par (000)	Value
Banks (continued)
4.63%, 04/12/27(b)	$1,000	$1,004,914
5.46%, 06/30/35, (5-year CMT + 4.75%)(b)(d)	1,950	1,983,832
5.86%, 06/19/32, (5-year USD ICE Swap + 3.70%)(b)(d)	1,820	1,850,293
7.30%, 04/02/34, (5-year USD ICE Swap + 4.91%)(b)(d)	1,615	1,732,042
United Overseas Bank Ltd.
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)(d)	1,862	1,847,416
4.40%, 04/02/28(b)	215	217,921
Wachovia Corp.
5.50%, 08/01/35	1,105	1,151,515
7.50%, 04/15/35	806	942,171
Webster Financial Corp., 4.10%, 03/25/29	463	456,958
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.10%)(d)	6,770	6,605,096
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(d)	5,891	5,516,016
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(d)	5,845	5,572,148
3.07%, 04/30/41, (1-day SOFR + 2.53%)(d)	5,914	4,670,218
3.35%, 03/02/33, (1-day SOFR + 1.50%)(d)	6,751	6,343,128
3.53%, 03/24/28, (1-day SOFR + 1.51%)(d)	7,680	7,624,277
3.58%, 05/22/28, (3-mo. CME Term SOFR +1.57%)(d)	5,110	5,072,620
3.90%, 05/01/45	3,670	3,029,027
4.08%, 09/15/29, (1-day SOFR + 0.88%)(d)	4,855	4,853,236
4.15%, 01/24/29	4,277	4,288,479
4.30%, 07/22/27	4,383	4,401,597
4.40%, 06/14/46	4,136	3,521,847
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(d)	5,010	5,064,600
4.61%, 04/25/53, (1-day SOFR + 2.13%)(d)	5,944	5,239,089
4.65%, 11/04/44	3,468	3,091,821
4.75%, 12/07/46	3,699	3,306,040
4.81%, 07/25/28, (1-day SOFR + 1.98%)(d)	5,390	5,448,041
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)(d)	3,025	3,050,994
4.90%, 07/25/33, (1-day SOFR + 2.10%)(d)	6,951	7,110,447
4.90%, 11/17/45	3,390	3,093,304
4.97%, 04/23/29, (1-day SOFR + 1.37%)(d)	3,710	3,782,780
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(d)	9,382	8,807,756
5.15%, 04/23/31, (1-day SOFR + 1.50%)(d)	6,130	6,348,500
5.20%, 01/23/30, (1-day SOFR + 1.50%)(d)	4,995	5,153,519
5.21%, 12/03/35, (1-day SOFR + 1.38%)(d)	4,200	4,337,616
5.24%, 01/24/31, (1-day SOFR + 1.11%)(d)	3,980	4,135,587
5.38%, 02/07/35(a)	970	1,032,064
5.38%, 11/02/43	3,414	3,365,163
5.39%, 04/24/34, (1-day SOFR + 2.02%)(d)	6,350	6,656,758
5.50%, 01/23/35, (1-day SOFR + 1.78%)(d)	5,035	5,294,422
5.56%, 07/25/34, (1-day SOFR + 1.99%)(d)	6,745	7,144,224
5.57%, 07/25/29, (1-day SOFR + 1.74%)(d)	9,345	9,685,231
5.61%, 04/23/36, (1-day SOFR + 1.74%)(d)	4,615	4,894,701
5.61%, 01/15/44	4,031	4,063,582
5.71%, 04/22/28, (1-day SOFR + 0.07%)(d)	5,650	5,770,277
5.95%, 12/01/86	1,521	1,590,743
6.30%, 10/23/29, (1-day SOFR + 1.79%)(d)	4,850	5,135,606
6.49%, 10/23/34, (1-day SOFR + 2.06%)(d)	5,332	5,962,506
Series B, 7.95%, 11/15/29	715	799,887
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.78%)(d)	3,585	3,615,680

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo Bank NA
5.25%, 12/11/26	$1,095	$1,109,198
5.85%, 02/01/37	840	894,381
5.95%, 08/26/36	1,060	1,140,022
6.60%, 01/15/38(a)	2,210	2,505,189
Westpac Banking Corp.
1.95%, 11/20/28	1,417	1,343,639
2.15%, 06/03/31	1,738	1,578,596
2.65%, 01/16/30	1,355	1,289,870
2.67%, 11/15/35, (5-year CMT + 1.75%)(d)	2,539	2,300,734
2.96%, 11/16/40	1,856	1,438,707
3.02%, 11/18/36, (5-year CMT + 1.53%)(d)	2,102	1,901,818
3.13%, 11/18/41	1,930	1,481,414
3.35%, 03/08/27	1,499	1,491,269
3.40%, 01/25/28(a)	1,669	1,655,164
4.04%, 08/26/27	995	999,693
4.11%, 07/24/34, (5-year CMT + 2.00%)(a)(d)	1,932	1,903,826
4.35%, 07/01/30(a)	1,480	1,500,579
4.42%, 07/24/39	1,548	1,454,147
5.05%, 04/16/29	1,105	1,147,464
5.41%, 08/10/33, (1-year CMT + 2.68%)(d)	1,544	1,602,653
5.46%, 11/18/27	2,025	2,088,627
5.54%, 11/17/28	1,795	1,881,862
5.62%, 11/20/35, (1-year CMT + 1.20%)(d)	2,625	2,731,623
6.82%, 11/17/33	1,065	1,198,227
Westpac New Zealand Ltd.
4.22%, 09/16/30(b)	600	600,806
4.90%, 02/15/28(a)(b)	1,495	1,523,260
4.94%, 02/27/30(b)	1,180	1,213,395
5.13%, 02/26/27(b)	845	856,635
5.20%, 02/28/29(b)	1,315	1,359,073
Wintrust Financial Corp., 4.85%, 06/06/29	537	532,840
Woori Bank
2.00%, 01/20/27(b)	205	200,635
4.75%, 01/24/27(b)	395	398,537
4.75%, 01/24/29(b)	545	556,904
4.88%, 01/26/28(b)	570	580,660
5.13%, 08/06/28(a)(b)	780	796,594
6.38%, (5-year CMT +2.27%)(b)(d)(e)	250	259,885
Zions Bancorp N.A.
3.25%, 10/29/29	815	761,385
4.70%, 08/18/28, (1-day SOFR + 1.16%)(d)	850	848,881
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(d)	285	303,882
		3,214,812,890
Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	8,629	8,622,746
4.90%, 02/01/46	14,890	14,023,733
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,180	1,080,222
4.70%, 02/01/36(a)	790	789,427
4.90%, 02/01/46	2,538	2,382,044
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	3,702	3,625,944
3.75%, 07/15/42(a)	500	420,007
4.35%, 06/01/40(a)	600	554,243
4.38%, 04/15/38(a)	1,085	1,045,499
4.44%, 10/06/48	3,053	2,677,633
Security	Par (000)	Value
Beverages (continued)
4.50%, 06/01/50(a)	$1,530	$1,400,312
4.60%, 04/15/48(a)	565	512,540
4.60%, 06/01/60(a)	195	165,568
4.75%, 01/23/29(a)	3,315	3,389,781
4.75%, 04/15/58	1,180	1,056,582
4.90%, 01/23/31	1,394	1,448,554
4.95%, 01/15/42	3,126	3,038,047
5.00%, 06/15/34(a)	1,695	1,763,976
5.45%, 01/23/39	3,329	3,489,290
5.55%, 01/23/49	6,020	6,125,350
5.80%, 01/23/59	3,672	3,828,498
5.88%, 06/15/35(a)	1,090	1,203,459
6.63%, 08/15/33	865	978,262
8.00%, 11/15/39	821	1,060,589
8.20%, 01/15/39	2,134	2,777,586
Bacardi Ltd.
4.70%, 05/15/28(b)	1,850	1,865,095
5.15%, 05/15/38(b)	960	917,676
5.30%, 05/15/48(a)(b)	1,260	1,141,305
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	1,540	1,571,611
5.40%, 06/15/33(b)	957	971,392
5.90%, 06/15/43(b)	505	499,649
Bacardi-Martini BV
5.55%, 02/01/30(b)	630	652,163
6.00%, 02/01/35(b)	795	830,798
Becle SAB de CV, 2.50%, 10/14/31(b)	1,040	906,982
Brown-Forman Corp.
3.75%, 01/15/43	555	441,591
4.00%, 04/15/38	730	663,897
4.50%, 07/15/45	1,094	961,805
4.75%, 04/15/33(a)	1,015	1,032,819
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	530	480,046
Coca-Cola Co. (The)
1.00%, 03/15/28	2,105	1,984,639
1.38%, 03/15/31	2,041	1,793,462
1.45%, 06/01/27(a)	2,303	2,228,286
1.50%, 03/05/28	1,240	1,183,458
1.65%, 06/01/30	3,345	3,032,393
2.00%, 03/05/31	1,394	1,266,813
2.13%, 09/06/29	2,069	1,949,897
2.25%, 01/05/32	2,745	2,489,043
2.50%, 06/01/40	2,196	1,655,760
2.50%, 03/15/51(a)	2,165	1,331,009
2.60%, 06/01/50	2,211	1,404,803
2.75%, 06/01/60	1,382	833,461
2.88%, 05/05/41	1,247	969,155
2.90%, 05/25/27	717	709,138
3.00%, 03/05/51	2,895	1,981,132
3.38%, 03/25/27	1,612	1,605,918
3.45%, 03/25/30	2,183	2,144,914
4.20%, 03/25/50(a)	950	815,193
4.65%, 08/14/34(a)	1,715	1,764,662
5.00%, 05/13/34	1,420	1,491,560
5.20%, 01/14/55	2,680	2,642,883
5.30%, 05/13/54	1,775	1,774,634
5.40%, 05/13/64	3,075	3,070,813
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	1,415	1,466,738
5.45%, 06/01/34	770	812,264

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	$872	$847,525
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	1,165	984,755
2.75%, 01/22/30(a)	2,065	1,953,821
5.10%, 05/06/35	755	764,664
5.25%, 11/26/43	535	526,943
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	510	503,147
Constellation Brands Inc.
2.25%, 08/01/31(a)	1,972	1,748,772
2.88%, 05/01/30	1,698	1,598,060
3.15%, 08/01/29	1,808	1,743,434
3.50%, 05/09/27	883	876,141
3.60%, 02/15/28	1,825	1,807,734
3.70%, 12/06/26	1,000	997,165
3.75%, 05/01/50(a)	1,055	783,512
4.10%, 02/15/48(a)	1,146	912,527
4.35%, 05/09/27	840	843,198
4.50%, 05/09/47	1,012	853,852
4.65%, 11/15/28	945	958,768
4.75%, 05/09/32(a)	980	989,798
4.80%, 01/15/29	965	981,952
4.80%, 05/01/30(a)	490	498,882
4.90%, 05/01/33(a)	1,315	1,326,280
4.95%, 11/01/35(a)	400	397,100
5.25%, 11/15/48	682	639,446
Diageo Capital PLC
2.00%, 04/29/30	1,775	1,623,019
2.13%, 04/29/32	1,255	1,094,625
2.38%, 10/24/29	1,883	1,771,701
3.88%, 05/18/28	1,605	1,603,174
3.88%, 04/29/43	920	769,028
5.30%, 10/24/27	1,675	1,715,709
5.50%, 01/24/33	1,335	1,416,407
5.63%, 10/05/33	1,085	1,161,964
5.88%, 09/30/36	1,138	1,241,292
Diageo Investment Corp.
4.25%, 05/11/42	808	705,465
5.13%, 08/15/30	1,690	1,756,518
5.63%, 04/15/35	1,400	1,492,814
7.45%, 04/15/35(a)	835	1,012,980
Embotelladora Andina SA, 3.95%, 01/21/50(b)	130	101,927
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	435	322,146
4.38%, 05/10/43	155	137,693
Heineken NV
3.50%, 01/29/28(b)	2,337	2,317,085
4.00%, 10/01/42(a)(b)	841	715,724
4.35%, 03/29/47(b)	930	793,213
JDE Peet's NV
1.38%, 01/15/27(a)(b)	1,193	1,154,223
2.25%, 09/24/31(b)	996	871,072
Keurig Dr Pepper Inc.
2.25%, 03/15/31	1,489	1,327,425
3.20%, 05/01/30	1,431	1,357,881
3.35%, 03/15/51(a)	799	539,353
3.43%, 06/15/27	1,042	1,031,745
3.80%, 05/01/50	1,425	1,048,074
3.95%, 04/15/29	2,040	2,015,623
4.05%, 04/15/32	1,090	1,050,166
4.35%, 05/15/28	815	817,087
Security	Par (000)	Value
Beverages (continued)
4.42%, 12/15/46	$748	$621,059
4.50%, 11/15/45	931	791,147
4.50%, 04/15/52	1,947	1,598,766
4.60%, 05/25/28	1,935	1,949,509
4.60%, 05/15/30	1,360	1,366,384
5.05%, 03/15/29	1,320	1,347,368
5.09%, 05/25/48	895	805,311
5.10%, 03/15/27	575	581,005
5.15%, 05/15/35	860	865,132
5.30%, 03/15/34	995	1,016,149
Series 10, 5.20%, 03/15/31	1,499	1,537,225
Molson Coors Beverage Co.
4.20%, 07/15/46	3,045	2,493,492
5.00%, 05/01/42	2,152	2,012,738
PepsiCo Inc.
1.40%, 02/25/31	1,432	1,256,447
1.63%, 05/01/30	1,849	1,676,883
1.95%, 10/21/31	2,230	1,983,959
2.63%, 03/19/27	860	847,345
2.63%, 07/29/29	1,669	1,596,680
2.63%, 10/21/41	1,135	835,548
2.75%, 03/19/30	2,604	2,476,962
2.75%, 10/21/51	1,057	680,606
2.88%, 10/15/49	1,690	1,140,898
3.00%, 10/15/27	2,522	2,491,002
3.38%, 07/29/49	821	604,995
3.45%, 10/06/46	1,352	1,042,926
3.50%, 03/19/40	710	607,037
3.60%, 02/18/28	895	892,578
3.60%, 08/13/42	535	441,813
3.63%, 03/19/50	1,687	1,304,101
3.88%, 03/19/60	800	620,873
3.90%, 07/18/32	2,158	2,130,601
4.00%, 03/05/42	965	843,892
4.00%, 05/02/47	920	768,619
4.10%, 01/15/29	1,490	1,499,911
4.20%, 07/18/52	1,362	1,140,824
4.25%, 10/22/44	205	181,165
4.30%, 07/23/30	1,075	1,089,137
4.40%, 02/07/27	625	629,563
4.45%, 02/07/28	1,220	1,238,421
4.45%, 05/15/28	1,003	1,019,035
4.45%, 02/15/33(a)	1,395	1,426,774
4.45%, 04/14/46	1,795	1,616,625
4.50%, 07/17/29	1,270	1,298,760
4.60%, 02/07/30	1,300	1,332,915
4.60%, 07/17/45(a)	482	455,857
4.65%, 07/23/32	1,000	1,025,597
4.65%, 02/15/53	900	810,546
4.80%, 07/17/34(a)	1,265	1,300,684
4.88%, 11/01/40	770	760,575
5.00%, 02/07/35(a)	1,800	1,862,058
5.00%, 07/23/35	2,025	2,087,679
5.25%, 07/17/54(a)	1,420	1,407,555
5.50%, 01/15/40	1,185	1,257,791
7.00%, 03/01/29	597	652,913
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	1,030	1,051,190
4.65%, 02/16/27	855	863,284
4.70%, 02/16/34	590	597,843

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pernod Ricard International Finance LLC
1.25%, 04/01/28(a)(b)	$860	$805,947
1.63%, 04/01/31(a)(b)	2,094	1,822,611
2.75%, 10/01/50(b)	845	519,969
Pernod Ricard SA, 5.50%, 01/15/42(b)	1,705	1,675,753
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	1,085	1,116,581
		253,077,971
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	2,286	2,150,682
2.00%, 01/15/32	1,560	1,362,164
2.20%, 02/21/27	2,558	2,502,189
2.30%, 02/25/31	2,279	2,068,576
2.45%, 02/21/30	2,573	2,398,974
2.77%, 09/01/53(a)	1,896	1,153,653
2.80%, 08/15/41	1,175	871,175
3.00%, 02/22/29	1,450	1,404,251
3.00%, 01/15/52(a)	525	348,219
3.15%, 02/21/40	2,605	2,084,063
3.20%, 11/02/27	1,660	1,637,209
3.35%, 02/22/32	1,530	1,447,200
3.38%, 02/21/50	854	621,153
4.05%, 08/18/29	1,940	1,937,190
4.20%, 03/01/33	1,520	1,493,770
4.20%, 02/22/52	1,498	1,212,228
4.40%, 05/01/45	3,802	3,317,332
4.40%, 02/22/62	2,065	1,655,725
4.56%, 06/15/48	2,270	1,979,185
4.66%, 06/15/51	5,844	5,122,037
4.88%, 03/01/53	1,500	1,348,581
4.95%, 10/01/41	1,226	1,176,621
5.15%, 03/02/28	6,715	6,873,155
5.15%, 11/15/41	1,205	1,180,932
5.25%, 03/02/30(a)	4,975	5,170,487
5.25%, 03/02/33	7,020	7,316,640
5.60%, 03/02/43	4,665	4,766,379
5.65%, 06/15/42	780	800,990
5.65%, 03/02/53	7,245	7,278,825
5.75%, 03/15/40	650	683,902
5.75%, 03/02/63	4,564	4,572,563
6.38%, 06/01/37	914	1,024,811
6.40%, 02/01/39	705	786,417
6.90%, 06/01/38(a)	415	482,755
Baxalta Inc., 5.25%, 06/23/45	786	763,294
Biogen Inc.
2.25%, 05/01/30	3,006	2,766,579
3.15%, 05/01/50	2,301	1,528,288
3.25%, 02/15/51(a)	1,281	858,105
5.05%, 01/15/31(a)	515	532,919
5.20%, 09/15/45	1,884	1,767,908
5.75%, 05/15/35(a)	570	606,350
6.45%, 05/15/55	945	1,014,359
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	688	680,579
3.70%, 03/15/32(a)	1,350	1,275,567
CSL Finance PLC
3.85%, 04/27/27(b)	887	885,296
4.05%, 04/27/29(b)	1,595	1,594,991
4.25%, 04/27/32(b)	1,585	1,566,965
4.63%, 04/27/42(a)(b)	690	633,363
4.75%, 04/27/52(a)(b)	1,960	1,718,888
Security	Par (000)	Value
Biotechnology (continued)
4.95%, 04/27/62(a)(b)	$800	$711,623
5.11%, 04/03/34(b)	1,100	1,134,899
5.42%, 04/03/54(b)	1,045	1,009,942
Gilead Sciences Inc.
1.20%, 10/01/27	1,622	1,549,121
1.65%, 10/01/30	1,763	1,578,869
2.60%, 10/01/40	1,891	1,411,906
2.80%, 10/01/50	2,957	1,918,058
2.95%, 03/01/27	1,855	1,835,699
4.00%, 09/01/36	1,776	1,673,704
4.15%, 03/01/47	2,686	2,272,976
4.50%, 02/01/45	2,773	2,497,904
4.60%, 09/01/35	1,694	1,691,203
4.75%, 03/01/46	3,373	3,122,464
4.80%, 11/15/29	1,210	1,247,049
4.80%, 04/01/44	2,994	2,806,130
5.10%, 06/15/35	1,770	1,831,182
5.25%, 10/15/33	760	802,464
5.50%, 11/15/54	1,645	1,661,324
5.55%, 10/15/53	2,041	2,077,260
5.60%, 11/15/64	1,415	1,436,260
5.65%, 12/01/41	1,658	1,742,223
Illumina Inc.
2.55%, 03/23/31	1,139	1,030,814
4.75%, 12/12/30	625	628,360
5.75%, 12/13/27	1,315	1,350,267
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	2,824	2,521,332
2.80%, 09/15/50	1,522	957,998
Royalty Pharma PLC
1.75%, 09/02/27	1,874	1,798,937
2.15%, 09/02/31(a)	989	868,676
2.20%, 09/02/30	1,998	1,811,809
3.30%, 09/02/40	2,092	1,642,222
3.35%, 09/02/51	1,270	859,358
3.55%, 09/02/50	1,751	1,231,892
4.45%, 03/25/31(a)	1,145	1,142,735
5.15%, 09/02/29	1,145	1,176,562
5.20%, 09/25/35	1,310	1,324,349
5.40%, 09/02/34	1,155	1,188,496
5.90%, 09/02/54	905	907,038
5.95%, 09/25/55	945	954,133
		155,830,722
Building Materials — 0.6%
Amrize Finance U.S. LLC
4.60%, 04/07/27(a)(b)	345	347,024
4.70%, 04/07/28(b)	780	789,646
4.75%, 09/22/46(a)(b)	645	572,687
4.95%, 04/07/30(b)	615	630,949
5.40%, 04/07/35(b)	1,815	1,883,204
6.88%, 09/29/39(b)	390	440,684
7.13%, 07/15/36(b)	653	756,028
Carlisle Companies Inc.
2.20%, 03/01/32(a)	930	811,981
2.75%, 03/01/30	1,685	1,589,765
3.75%, 12/01/27	640	636,730
5.25%, 09/15/35(a)	610	623,797
5.55%, 09/15/40	340	345,664
Carrier Global Corp.
2.49%, 02/15/27	604	593,041
2.70%, 02/15/31	1,475	1,366,378

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
2.72%, 02/15/30	$4,199	$3,953,486
3.38%, 04/05/40	2,658	2,170,335
3.58%, 04/05/50	2,454	1,842,569
5.90%, 03/15/34	1,590	1,717,645
6.20%, 03/15/54(a)	1,065	1,170,480
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	1,340	1,275,887
5.20%, 09/17/30(b)	660	663,223
5.45%, 11/19/29(b)	150	152,147
CRH America Finance Inc.
3.40%, 05/09/27(a)(b)	1,063	1,053,188
3.95%, 04/04/28(b)	1,672	1,668,931
4.40%, 02/09/31	1,400	1,403,166
4.40%, 05/09/47(b)	295	254,217
4.50%, 04/04/48(b)	930	809,426
5.00%, 02/09/36	1,300	1,312,456
5.40%, 05/21/34	1,265	1,320,298
5.50%, 01/09/35	2,010	2,109,528
5.60%, 02/09/56(a)	895	897,150
5.88%, 01/09/55	875	910,901
CRH America Inc., 5.13%, 05/18/45(b)	890	849,825
CRH SMW Finance DAC
5.13%, 01/09/30	1,800	1,856,076
5.20%, 05/21/29(a)	1,495	1,544,145
Eagle Materials Inc.
2.50%, 07/01/31	1,025	930,977
5.00%, 03/15/36	500	494,788
Fortune Brands Innovations Inc.
3.25%, 09/15/29	1,396	1,344,792
4.00%, 03/25/32	680	652,547
4.50%, 03/25/52(a)	775	634,335
5.88%, 06/01/33(a)	1,147	1,217,074
GCC SAB de CV, 3.61%, 04/20/32(b)	415	379,470
JH North America Holdings Inc.
5.88%, 01/31/31(b)	125	126,685
6.13%, 07/31/32(b)	1,655	1,696,511
Johnson Controls International PLC
4.50%, 02/15/47	868	760,242
4.63%, 07/02/44	759	682,363
4.95%, 07/02/64(c)	496	436,401
6.00%, 01/15/36	684	750,366
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,301	1,163,845
2.00%, 09/16/31	1,050	925,950
4.90%, 12/01/32(a)	1,185	1,213,943
5.50%, 04/19/29	1,120	1,168,481
Lennox International Inc.
1.70%, 08/01/27	660	634,693
5.50%, 09/15/28	1,065	1,101,743
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	10	9,613
Martin Marietta Materials Inc.
2.40%, 07/15/31	1,746	1,580,053
3.20%, 07/15/51	1,795	1,229,437
3.45%, 06/01/27	489	485,509
3.50%, 12/15/27	956	946,674
4.25%, 12/15/47	865	730,488
5.15%, 12/01/34(a)	880	904,069
5.50%, 12/01/54	1,185	1,178,881
Series CB, 2.50%, 03/15/30	1,135	1,057,857
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$1,204	$1,135,152
2.00%, 10/01/30	701	628,369
2.00%, 02/15/31	1,075	954,041
3.13%, 02/15/51	512	342,602
3.50%, 11/15/27(a)	662	654,842
4.50%, 05/15/47(a)	849	734,539
Mohawk Industries Inc.
3.63%, 05/15/30	200	194,014
5.85%, 09/18/28	680	709,683
Owens Corning
3.50%, 02/15/30	470	455,282
3.88%, 06/01/30(a)	820	805,800
3.95%, 08/15/29(a)	1,693	1,680,336
4.30%, 07/15/47	1,026	845,866
4.40%, 01/30/48	1,101	913,811
5.50%, 06/15/27	630	642,645
5.70%, 06/15/34(a)	985	1,039,753
5.95%, 06/15/54(a)	990	1,015,504
7.00%, 12/01/36	654	751,263
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	150	155,962
Trane Technologies Financing Ltd.
3.80%, 03/21/29	1,944	1,929,972
4.50%, 03/21/49	634	554,040
4.65%, 11/01/44	466	428,040
5.10%, 06/13/34	870	899,104
5.25%, 03/03/33	1,220	1,276,431
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	1,014	1,009,564
4.30%, 02/21/48	430	367,571
5.75%, 06/15/43	909	963,166
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	575	528,499
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	335	378,441
Vulcan Materials Co.
3.50%, 06/01/30	1,625	1,578,446
3.90%, 04/01/27(a)	733	731,938
4.50%, 06/15/47(a)	1,246	1,093,306
4.70%, 03/01/48	882	790,606
4.95%, 12/01/29	1,245	1,279,729
5.35%, 12/01/34(a)	1,230	1,280,246
5.70%, 12/01/54	1,285	1,309,790
		94,818,797
Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/10/29(b)	1,258	1,187,086
3.50%, 09/27/46(a)(b)	902	702,380
Air Products and Chemicals Inc.
1.85%, 05/15/27(a)	1,248	1,213,803
2.05%, 05/15/30	1,549	1,426,332
2.70%, 05/15/40	1,411	1,071,622
2.80%, 05/15/50	804	526,328
4.30%, 06/11/28	1,545	1,560,943
4.60%, 02/08/29	1,936	1,974,261
4.75%, 02/08/31(a)	1,275	1,309,840
4.80%, 03/03/33	1,150	1,178,547
4.85%, 02/08/34(a)	1,924	1,965,711
4.90%, 10/11/32	895	926,142
Albemarle Corp.
4.65%, 06/01/27	1,175	1,177,843

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.05%, 06/01/32(a)	$1,370	$1,374,862
5.45%, 12/01/44(a)	620	570,702
5.65%, 06/01/52	785	712,467
Alpek SAB de CV
3.25%, 02/25/31(b)	1,187	991,290
4.25%, 09/18/29(b)	400	369,322
Bayport Polymers LLC
4.74%, 04/14/27(b)	175	175,633
5.14%, 04/14/32(a)(b)	600	592,422
Cabot Corp.
4.00%, 07/01/29	991	982,718
5.00%, 06/30/32	745	758,832
CF Industries Inc.
4.50%, 12/01/26(b)	1,153	1,156,469
4.95%, 06/01/43	1,205	1,092,976
5.15%, 03/15/34	1,475	1,489,024
5.30%, 11/26/35	1,225	1,233,830
5.38%, 03/15/44	1,165	1,110,289
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	1,099	1,090,546
3.70%, 06/01/28(b)	1,470	1,454,246
4.75%, 05/15/30(b)	660	670,591
Dow Chemical Co. (The)
2.10%, 11/15/30	1,823	1,612,642
3.60%, 11/15/50	1,880	1,252,224
4.25%, 10/01/34	1,052	970,983
4.38%, 11/15/42	2,059	1,662,785
4.63%, 10/01/44	1,185	965,990
4.80%, 11/30/28(a)	1,579	1,600,983
4.80%, 01/15/31	1,890	1,885,207
4.80%, 05/15/49	845	681,913
5.15%, 02/15/34(a)	1,215	1,214,984
5.25%, 11/15/41	1,358	1,249,114
5.35%, 03/15/35(a)	960	957,783
5.55%, 11/30/48	1,266	1,137,504
5.60%, 02/15/54(a)	1,205	1,076,566
5.65%, 03/15/36(a)	890	893,829
5.95%, 03/15/55(a)	1,250	1,167,614
6.30%, 03/15/33(a)	1,320	1,410,348
6.90%, 05/15/53(a)	1,795	1,883,147
7.38%, 11/01/29	1,524	1,685,817
9.40%, 05/15/39	868	1,132,682
DuPont de Nemours Inc.
4.73%, 11/15/28(b)	1,763	1,786,097
5.32%, 11/15/38	1,576	1,606,617
5.42%, 11/15/48(a)	750	714,423
Eastman Chemical Co.
4.50%, 12/01/28	1,310	1,319,070
4.65%, 10/15/44	1,550	1,328,839
4.80%, 09/01/42(a)	1,059	945,682
5.00%, 08/01/29	1,630	1,661,193
5.63%, 02/20/34(a)	1,325	1,369,038
5.75%, 03/08/33(a)	1,180	1,240,152
Ecolab Inc.
1.30%, 01/30/31(a)	1,185	1,030,104
1.65%, 02/01/27	830	809,357
2.13%, 02/01/32(a)	1,060	937,955
2.13%, 08/15/50	532	299,220
2.70%, 12/15/51	1,390	874,946
2.75%, 08/18/55	1,168	718,636
Security	Par (000)	Value
Chemicals (continued)
3.25%, 12/01/27	$1,049	$1,038,025
3.95%, 12/01/47	905	743,264
4.30%, 06/15/28(a)	270	272,710
4.80%, 03/24/30	1,246	1,280,367
5.00%, 09/01/35(a)	1,080	1,108,906
5.25%, 01/15/28(a)	1,014	1,041,930
5.50%, 12/08/41(a)	625	646,678
EIDP Inc.
2.30%, 07/15/30	1,023	948,369
4.80%, 05/15/33(a)	785	788,874
5.13%, 05/15/32	915	942,489
FMC Corp.
3.45%, 10/01/29	1,391	1,266,407
4.50%, 10/01/49	770	511,719
5.65%, 05/18/33(a)	1,185	1,084,531
6.38%, 05/18/53(a)	846	683,342
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	992	902,393
4.40%, 03/30/32(b)	260	252,903
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	1,076	1,028,586
2.30%, 11/01/30(b)	1,457	1,314,125
3.27%, 11/15/40(b)	641	497,779
3.47%, 12/01/50(a)(b)	1,357	946,011
4.38%, 06/01/47	725	591,848
4.45%, 09/26/28	1,090	1,096,152
5.00%, 09/26/48(a)	1,231	1,100,464
Kraton Corp., 5.00%, 07/15/27(a)(b)	615	624,402
LG Chem Ltd.
2.38%, 07/07/31(b)	790	707,017
3.63%, 04/15/29(b)	265	259,539
Linde Inc./CT
1.10%, 08/10/30	1,658	1,455,443
2.00%, 08/10/50	603	329,405
3.55%, 11/07/42	1,050	853,016
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	710	807,109
LYB Finance Co. BV, 8.10%, 03/15/27(b)	805	841,587
LYB International Finance BV
4.88%, 03/15/44(a)	1,677	1,410,358
5.25%, 07/15/43	1,348	1,186,493
LYB International Finance II BV, 3.50%, 03/02/27(a)	200	198,841
LYB International Finance III LLC
2.25%, 10/01/30	1,285	1,146,040
3.38%, 10/01/40	1,600	1,180,718
3.63%, 04/01/51	1,807	1,188,008
3.80%, 10/01/60	1,379	878,751
4.20%, 10/15/49	1,913	1,401,771
4.20%, 05/01/50	1,766	1,287,497
5.13%, 01/15/31	165	165,544
5.50%, 03/01/34(a)	1,320	1,316,964
5.63%, 05/15/33(a)	1,080	1,098,344
5.88%, 01/15/36(a)	250	250,875
6.15%, 05/15/35(a)	740	765,290
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,655	1,273,716
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(b)	615	630,835
5.50%, 02/13/35(b)	410	427,515
MEGlobal BV, 2.63%, 04/28/28(b)	385	368,539
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	860	903,073

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27	$904	$903,703
4.35%, 01/15/29	165	165,504
4.60%, 11/15/30	175	175,615
4.88%, 11/15/41(a)	480	437,751
5.38%, 11/15/28	975	1,006,797
5.45%, 11/15/33(a)	782	809,593
5.63%, 11/15/43(a)	945	918,344
NewMarket Corp., 2.70%, 03/18/31	870	796,001
Nutrien Ltd.
2.95%, 05/13/30	665	629,563
3.95%, 05/13/50	870	675,147
4.00%, 12/15/26	811	810,330
4.13%, 03/15/35	1,284	1,198,552
4.20%, 04/01/29	1,425	1,423,992
4.50%, 03/12/27	575	578,378
4.90%, 03/27/28	1,390	1,415,010
4.90%, 06/01/43	762	701,612
5.00%, 04/01/49	1,415	1,294,814
5.20%, 06/21/27	725	737,035
5.25%, 03/12/32	1,100	1,136,513
5.25%, 01/15/45	1,393	1,324,055
5.40%, 06/21/34(a)	925	958,623
5.63%, 12/01/40	322	327,173
5.80%, 03/27/53(a)	1,215	1,238,414
5.88%, 12/01/36	1,012	1,073,337
6.13%, 01/15/41	590	624,396
OCP SA
6.10%, 04/30/30(b)	2,000	2,084,860
6.70%, 03/01/36(b)	2,000	2,134,398
6.75%, 05/02/34(b)	2,000	2,150,911
7.50%, 05/02/54(b)	1,000	1,108,624
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)(b)	830	676,433
5.50%, 01/15/48(b)	897	640,447
5.88%, 09/17/44(b)	1,340	1,029,107
6.75%, 09/19/42(a)(b)	1,055	907,672
PPG Industries Inc.
2.55%, 06/15/30(a)	800	744,699
2.80%, 08/15/29	677	645,862
3.75%, 03/15/28	1,413	1,408,741
4.38%, 03/15/31	800	801,333
5.50%, 11/15/40(a)	205	212,748
Rohm & Haas Co., 7.85%, 07/15/29	90	100,186
RPM International Inc.
2.95%, 01/15/32	632	575,691
3.75%, 03/15/27	835	830,324
4.25%, 01/15/48	605	506,839
4.55%, 03/01/29	1,225	1,239,177
5.25%, 06/01/45	522	504,209
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,485	1,497,343
Sherwin-Williams Co. (The)
2.20%, 03/15/32	925	814,512
2.30%, 05/15/30	941	869,291
2.90%, 03/15/52	1,080	678,421
2.95%, 08/15/29(a)	1,418	1,359,820
3.30%, 05/15/50	830	576,418
3.45%, 06/01/27	2,625	2,601,556
3.80%, 08/15/49	1,110	850,021
4.00%, 12/15/42	475	398,131
4.30%, 08/15/28	995	1,001,206
Security	Par (000)	Value
Chemicals (continued)
4.50%, 08/15/30	$980	$989,781
4.50%, 06/01/47	2,166	1,879,802
4.55%, 03/01/28	1,105	1,116,431
4.55%, 08/01/45	737	644,007
4.80%, 09/01/31(a)	960	984,964
5.15%, 08/15/35(a)	1,150	1,178,328
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	1,200	853,200
4.25%, 05/07/29(a)(b)	830	824,170
4.25%, 01/22/50(a)(b)	855	697,677
5.50%, 09/10/34(b)	945	945,926
6.50%, 11/07/33(a)(b)	1,195	1,279,047
Syensqo Finance America LLC
5.65%, 06/04/29(b)	1,020	1,059,541
5.85%, 06/04/34(b)	630	663,176
Syngenta Finance NV, 5.18%, 04/24/28(b)	100	101,116
Westlake Corp.
2.88%, 08/15/41	815	558,915
3.13%, 08/15/51	1,175	724,623
3.38%, 06/15/30(a)	1,330	1,267,031
3.38%, 08/15/61	705	423,933
4.38%, 11/15/47(a)	884	690,207
5.00%, 08/15/46	1,270	1,092,501
5.55%, 11/15/35(a)	480	483,045
6.38%, 11/15/55	625	624,017
Yara International ASA
3.15%, 06/04/30(b)	1,415	1,335,844
4.75%, 06/01/28(a)(b)	1,851	1,868,090
7.38%, 11/14/32(b)	960	1,092,021
		189,861,688
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	150	132,518
3.83%, 02/02/32(b)	20	17,966
4.00%, 07/30/27(b)	150	146,834
4.20%, 08/04/27(a)(b)	1,146	1,125,252
4.38%, 07/03/29(b)	860	829,561
5.00%, 08/02/41(b)	305	257,127
American University (The), Series 2019, 3.67%, 04/01/49	810	627,073
Ashtead Capital Inc.
2.45%, 08/12/31(b)	1,593	1,422,699
4.00%, 05/01/28(b)	1,477	1,467,056
4.25%, 11/01/29(b)	2,160	2,136,775
4.38%, 08/15/27(b)	980	979,878
5.50%, 08/11/32(b)	730	754,848
5.55%, 05/30/33(b)	1,245	1,290,028
5.80%, 04/15/34(b)	1,460	1,538,798
5.95%, 10/15/33(b)	1,280	1,359,682
Automatic Data Processing Inc.
1.25%, 09/01/30	2,109	1,866,420
1.70%, 05/15/28	1,905	1,814,318
4.45%, 09/09/34	1,395	1,396,558
4.75%, 05/08/32	1,375	1,413,137
Block Financial LLC
2.50%, 07/15/28(a)	1,145	1,090,669
3.88%, 08/15/30	1,186	1,148,177
5.38%, 09/15/32	340	344,669
Brown University, Series A, 2.92%, 09/01/50	630	424,960
California Endowment (The), Series 2021, 2.50%, 04/01/51	672	408,577

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
California Institute of Technology
3.65%, 09/01/2119	$743	$484,147
4.32%, 08/01/45	570	503,693
4.70%, 11/01/2111	437	356,514
Case Western Reserve University, 5.41%, 06/01/2122	175	165,551
Cintas Corp. No. 2
3.70%, 04/01/27	1,771	1,765,499
4.00%, 05/01/32	1,260	1,242,331
4.20%, 05/01/28	1,290	1,297,188
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	1,820	1,847,777
4.88%, 04/21/33(a)(b)	1,550	1,582,681
Claremont Mckenna College, 3.78%, 01/01/2122	240	159,936
Cornell University
4.84%, 06/15/34	130	134,219
Series 2025, 4.17%, 06/15/30	625	630,132
Series 2025, 4.73%, 06/15/35	650	659,057
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	970	941,912
4.85%, 09/26/28(b)	1,830	1,846,865
5.50%, 05/08/35(b)	2,145	2,222,606
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)(b)	1,065	929,601
5.63%, 09/25/48(b)	2,288	2,276,310
6.85%, 07/02/37(b)	3,235	3,690,086
Duke University
3.20%, 10/01/38(a)	285	245,102
3.30%, 10/01/46	525	394,606
Series 2020, 2.68%, 10/01/44	725	535,563
Series 2020, 2.76%, 10/01/50(a)	283	184,738
Series 2020, 2.83%, 10/01/55	823	526,565
Element Fleet Management Corp.
4.64%, 11/24/30(b)	825	829,271
5.04%, 03/25/30(b)	1,395	1,429,348
5.64%, 03/13/27(b)	855	870,049
6.32%, 12/04/28(b)	1,565	1,651,445
Emory University
Series 2020, 2.14%, 09/01/30(a)	225	206,789
Series 2020, 2.97%, 09/01/50(a)	730	495,820
Equifax Inc.
2.35%, 09/15/31	1,880	1,673,301
3.10%, 05/15/30	1,510	1,429,814
4.80%, 09/15/29	1,160	1,178,907
5.10%, 12/15/27	1,705	1,734,930
5.10%, 06/01/28	1,525	1,555,403
7.00%, 07/01/37	673	766,725
ERAC USA Finance LLC
3.30%, 12/01/26(b)	418	415,433
4.20%, 11/01/46(b)	1,076	909,547
4.50%, 02/15/45(b)	1,059	938,232
4.60%, 05/01/28(b)	1,805	1,831,156
4.90%, 05/01/33(b)	1,870	1,903,566
5.00%, 02/15/29(b)	1,285	1,321,015
5.20%, 10/30/34(a)(b)	1,125	1,164,964
5.40%, 05/01/53(b)	1,255	1,238,628
5.63%, 03/15/42(b)	965	994,053
6.70%, 06/01/34(b)	1,218	1,382,837
7.00%, 10/15/37(b)	1,896	2,218,071
Security	Par (000)	Value
Commercial Services (continued)
Experian Finance PLC
2.75%, 03/08/30(b)	$1,315	$1,238,637
4.25%, 02/01/29(a)(b)	1,216	1,221,758
5.25%, 08/17/35(a)(b)	645	668,481
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	742	623,485
Series 2020, 2.42%, 06/01/50(a)	695	429,838
Series 2020, 2.82%, 06/01/70	439	256,938
George Washington University (The)
4.87%, 09/15/45(a)	685	638,395
Series 2014, 4.30%, 09/15/44(a)	490	427,532
Series 2016, 3.55%, 09/15/46	723	553,864
Series 2018, 4.13%, 09/15/48	1,144	950,655
Georgetown University (The)
5.12%, 04/01/53(a)	95	89,535
Series 20A, 2.94%, 04/01/50	720	470,027
Series A, 5.22%, 10/01/2118	425	381,921
Series B, 4.32%, 04/01/49	806	680,203
Global Payments Inc.
2.15%, 01/15/27	1,136	1,109,426
2.90%, 05/15/30	1,673	1,550,038
2.90%, 11/15/31	1,826	1,634,502
3.20%, 08/15/29	2,349	2,233,370
4.15%, 08/15/49	268	200,634
4.45%, 06/01/28	1,090	1,092,202
4.50%, 11/15/28	1,650	1,655,510
4.88%, 11/15/30(a)	1,410	1,413,306
4.95%, 08/15/27	410	413,701
5.20%, 11/15/32	1,300	1,304,432
5.30%, 08/15/29	995	1,018,148
5.40%, 08/15/32	1,200	1,220,681
5.55%, 11/15/35	1,650	1,648,648
5.95%, 08/15/52(a)	1,418	1,362,462
GXO Logistics Inc.
2.65%, 07/15/31	670	600,165
6.25%, 05/06/29	1,395	1,465,062
6.50%, 05/06/34(a)	755	812,485
Howard University, 5.21%, 10/01/52	200	173,928
ITR Concession Co. LLC, 5.18%, 07/15/35(a)(b)	845	844,282
Johns Hopkins University
4.71%, 07/01/32(a)	520	533,906
Series 2013, 4.08%, 07/01/53	540	445,259
Series A, 2.81%, 01/01/60	384	229,331
Kaspi.KZ JSC, 6.25%, 03/26/30(b)	345	353,804
Leland Stanford Junior University (The)
1.29%, 06/01/27(a)	455	438,912
2.41%, 06/01/50	770	472,109
3.46%, 05/01/47	400	310,420
3.65%, 05/01/48	815	654,812
4.68%, 03/01/35(a)	25	25,278
Series 2025, 4.15%, 08/01/30(a)	1,655	1,668,624
Massachusetts Institute of Technology
3.07%, 04/01/52	635	438,598
3.89%, 07/01/2116	2,515	1,785,055
3.96%, 07/01/38	505	475,383
4.68%, 07/01/2114	471	400,613
5.60%, 07/01/2111	1,120	1,138,261
5.62%, 06/01/55	590	620,904
Series F, 2.99%, 07/01/50	996	687,116
Series G, 2.29%, 07/01/51	535	310,801

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45(a)	$430	$335,223
Moody's Corp.
2.00%, 08/19/31(a)	815	723,740
2.55%, 08/18/60(a)	620	332,149
2.75%, 08/19/41	1,155	840,448
3.10%, 11/29/61(a)	535	338,383
3.25%, 01/15/28	1,610	1,585,374
3.25%, 05/20/50	426	294,216
3.75%, 02/25/52	835	632,117
4.25%, 02/01/29	728	732,172
4.25%, 08/08/32(a)	940	930,123
4.88%, 12/17/48	940	850,396
5.00%, 08/05/34(a)	800	821,173
5.25%, 07/15/44	1,004	970,659
Northeastern University, Series 2020, 2.89%, 10/01/50	55	37,725
Northwestern University
3.69%, 12/01/38(a)	565	509,286
3.87%, 12/01/48(a)	535	423,022
4.64%, 12/01/44	665	643,180
4.94%, 12/01/35(a)	435	448,834
Series 2017, 3.66%, 12/01/57(a)	410	304,981
Series 2020, 2.64%, 12/01/50	660	421,867
PayPal Holdings Inc.
2.30%, 06/01/30	2,193	2,030,702
2.85%, 10/01/29	2,053	1,965,699
3.25%, 06/01/50	601	418,383
3.90%, 06/01/27	975	975,331
4.40%, 06/01/32	2,080	2,084,781
4.45%, 03/06/28	1,261	1,276,711
5.05%, 06/01/52(a)	1,970	1,832,662
5.10%, 04/01/35	1,175	1,202,273
5.15%, 06/01/34(a)	1,420	1,466,975
5.25%, 06/01/62(a)	755	708,023
5.50%, 06/01/54	830	821,696
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	917	872,296
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(b)	95	98,616
President and Fellows of Harvard College
2.52%, 10/15/50	825	511,089
3.15%, 07/15/46	1,011	754,290
3.30%, 07/15/56	385	270,722
3.62%, 10/01/37(a)	663	596,318
3.75%, 11/15/52	760	596,709
4.61%, 02/15/35(a)	15	15,234
4.88%, 10/15/40(a)	427	427,473
4.89%, 03/15/30(a)	125	129,434
5.26%, 03/15/36	335	351,634
6.50%, 01/15/39(b)	1,001	1,161,399
Quanta Services Inc.
2.35%, 01/15/32	1,136	1,005,827
2.90%, 10/01/30	1,983	1,862,778
3.05%, 10/01/41	1,030	773,041
4.30%, 08/09/28	1,065	1,070,808
4.50%, 01/15/31	890	893,751
4.75%, 08/09/27	1,005	1,015,318
5.10%, 08/09/35	690	698,077
5.25%, 08/09/34	1,435	1,484,443
Security	Par (000)	Value
Commercial Services (continued)
RELX Capital Inc.
3.00%, 05/22/30	$1,531	$1,456,034
4.00%, 03/18/29	1,570	1,566,484
4.75%, 03/27/30	775	791,490
4.75%, 05/20/32	710	726,402
5.25%, 03/27/35	205	213,115
Rentokil Terminix Funding LLC
5.00%, 04/28/30(a)(b)	1,100	1,122,464
5.63%, 04/28/35(b)	795	826,279
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	1,096	678,657
Rollins Inc., 5.25%, 02/24/35	790	809,816
S&P Global Inc.
1.25%, 08/15/30(a)	1,358	1,195,831
2.30%, 08/15/60	1,101	571,001
2.45%, 03/01/27	1,715	1,684,349
2.50%, 12/01/29(a)	827	779,918
2.70%, 03/01/29	1,932	1,854,244
2.90%, 03/01/32	2,350	2,176,098
2.95%, 01/22/27	995	984,695
3.25%, 12/01/49	1,229	884,560
3.70%, 03/01/52	1,440	1,112,363
3.90%, 03/01/62	860	656,749
4.25%, 05/01/29	2,084	2,097,461
4.50%, 05/15/48(a)	295	253,422
4.75%, 08/01/28	1,154	1,176,327
5.25%, 09/15/33	1,365	1,440,704
6.55%, 11/15/37(a)	695	793,199
Thomas Jefferson University, 3.85%, 11/01/57	111	79,603
TR Finance LLC
5.50%, 08/15/35(a)	805	842,150
5.65%, 11/23/43	619	627,126
5.85%, 04/15/40	945	991,502
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/36(a)(b)	825	826,000
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,379	1,259,458
3.38%, 03/22/27(a)(b)	626	620,980
Triton Container International Ltd., 3.15%, 06/15/31(b)	940	849,953
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(a)	955	862,513
Trustees of Boston College
3.13%, 07/01/52	466	323,853
3.99%, 07/01/47	290	243,421
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35(a)	5	4,940
Trustees of Dartmouth College
3.47%, 06/01/46(a)	620	479,794
4.27%, 06/01/30	435	440,063
Trustees of Princeton University (The)
4.20%, 03/01/52	220	188,871
4.65%, 07/01/30	135	138,865
5.70%, 03/01/39	1,079	1,179,227
Series 2020, 2.52%, 07/01/50	400	252,445
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	447	289,484
4.67%, 09/01/2112	270	227,025

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series 2020, 2.40%, 10/01/50	$445	$267,630
Trustees of Tufts College
3.10%, 08/15/51(a)	710	475,058
Series 2012, 5.02%, 04/15/2112	220	187,587
UL Solutions Inc., 6.50%, 10/20/28	480	506,721
United Rentals North America Inc., 6.00%, 12/15/29(b)	1,465	1,503,311
University of Chicago (The)
4.00%, 10/01/53	500	402,479
Series 20B, 2.76%, 04/01/45	829	663,438
Series C, 2.55%, 04/01/50(a)	470	311,038
University of Miami, 4.06%, 04/01/52(a)	580	472,612
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	763	602,518
Series 2017, 3.39%, 02/15/48	633	483,626
University of Southern California
2.81%, 10/01/50	685	441,788
3.03%, 10/01/39	1,341	1,122,694
4.98%, 10/01/53(a)	300	283,979
5.25%, 10/01/2111	305	292,942
Series 2017, 3.84%, 10/01/47	905	741,073
Series 21A, 2.95%, 10/01/51(a)	750	498,812
Series A, 3.23%, 10/01/2120(a)	525	310,681
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	274	287,457
Verisk Analytics Inc.
3.63%, 05/15/50	949	695,492
4.13%, 03/15/29	1,289	1,289,695
4.50%, 08/15/30	480	483,888
5.13%, 02/15/36(a)	825	836,818
5.25%, 06/05/34	695	716,357
5.25%, 03/15/35	1,330	1,360,708
5.50%, 06/15/45(a)	599	592,794
5.75%, 04/01/33	1,004	1,068,367
Washington University (The)
3.52%, 04/15/54	660	491,081
4.35%, 04/15/2122	355	273,566
Wesleyan University, 4.78%, 07/01/2116(a)	375	308,256
William Marsh Rice University
3.57%, 05/15/45	315	255,593
3.77%, 05/15/55	490	382,414
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	124,081
Yale University
Series 2020, 1.48%, 04/15/30	240	216,458
Series 2020, 2.40%, 04/15/50	742	454,710
Series 2025, 4.70%, 04/15/32	345	355,379
		216,016,597
Computers — 1.7%
Accenture Capital Inc.
3.90%, 10/04/27	2,280	2,286,022
4.05%, 10/04/29	2,150	2,154,270
4.25%, 10/04/31	2,090	2,095,057
4.50%, 10/04/34	2,495	2,476,837
Amdocs Ltd., 2.54%, 06/15/30	1,360	1,248,922
Apple Inc.
1.20%, 02/08/28	4,305	4,083,063
1.25%, 08/20/30(a)	2,332	2,075,369
1.40%, 08/05/28	3,830	3,612,424
1.65%, 05/11/30	3,285	2,992,081
1.65%, 02/08/31	4,650	4,158,947
Security	Par (000)	Value
Computers (continued)
1.70%, 08/05/31	$1,820	$1,619,397
2.20%, 09/11/29(a)	2,346	2,216,502
2.38%, 02/08/41	2,278	1,659,495
2.40%, 08/20/50	2,441	1,495,210
2.55%, 08/20/60	1,381	802,008
2.65%, 05/11/50	4,353	2,802,361
2.65%, 02/08/51	4,939	3,155,539
2.70%, 08/05/51	2,995	1,922,368
2.80%, 02/08/61	2,844	1,722,633
2.85%, 08/05/61	2,340	1,430,464
2.90%, 09/12/27	2,610	2,576,208
2.95%, 09/11/49	2,412	1,663,063
3.00%, 06/20/27	2,735	2,707,226
3.00%, 11/13/27	3,075	3,043,448
3.20%, 05/11/27(a)	3,214	3,193,818
3.25%, 08/08/29	2,420	2,380,848
3.35%, 02/09/27	3,150	3,135,997
3.35%, 08/08/32	2,640	2,543,408
3.45%, 02/09/45	3,143	2,505,225
3.75%, 09/12/47	2,170	1,755,462
3.75%, 11/13/47	2,023	1,639,924
3.85%, 05/04/43	4,519	3,888,200
3.85%, 08/04/46	3,578	2,963,183
3.95%, 08/08/52	2,810	2,279,779
4.00%, 05/10/28(a)	2,355	2,373,550
4.00%, 05/12/28(a)	1,990	2,006,032
4.10%, 08/08/62	2,105	1,704,063
4.15%, 05/10/30	1,030	1,045,403
4.20%, 05/12/30	2,155	2,188,678
4.25%, 02/09/47	1,799	1,579,389
4.30%, 05/10/33(a)	1,655	1,687,330
4.38%, 05/13/45	3,611	3,282,196
4.45%, 05/06/44(a)	2,029	1,898,594
4.50%, 05/12/32(a)	1,610	1,652,829
4.50%, 02/23/36(a)	2,115	2,161,437
4.65%, 02/23/46	6,824	6,402,029
4.75%, 05/12/35(a)	1,660	1,712,752
4.85%, 05/10/53(a)	2,005	1,943,038
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	2,150	2,115,510
4.00%, 07/01/29(a)(b)	1,085	1,059,790
5.95%, 08/04/33(a)	1,242	1,307,220
5.95%, 04/15/35(a)	905	940,669
CGI Inc.
2.30%, 09/14/31(a)	900	799,324
4.95%, 03/14/30(b)	800	813,270
Dell Inc.
5.40%, 09/10/40	527	519,294
6.50%, 04/15/38	694	756,419
7.10%, 04/15/28	1,005	1,069,740
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,651	1,276,229
3.45%, 12/15/51(a)	1,146	797,658
4.15%, 02/15/29	1,745	1,742,633
4.35%, 02/01/30	890	890,446
4.50%, 02/15/31	2,065	2,065,186
4.75%, 04/01/28	885	897,101
4.75%, 10/06/32	1,570	1,574,194
4.85%, 02/01/35	1,515	1,501,143
5.00%, 04/01/30	1,120	1,147,990
5.10%, 02/15/36	1,790	1,787,591

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.25%, 02/01/28	$2,010	$2,056,250
5.30%, 10/01/29	2,473	2,554,167
5.30%, 04/01/32	1,445	1,492,901
5.40%, 04/15/34	1,895	1,958,416
5.50%, 04/01/35(a)	1,550	1,608,248
5.75%, 02/01/33	1,080	1,143,309
6.10%, 07/15/27	821	843,772
6.20%, 07/15/30	1,782	1,908,876
8.10%, 07/15/36	1,738	2,119,248
8.35%, 07/15/46(a)	1,214	1,566,727
DXC Technology Co., 2.38%, 09/15/28(a)	1,400	1,316,165
Fortinet Inc., 2.20%, 03/15/31	1,147	1,029,147
Gartner Inc.
3.63%, 06/15/29(b)	1,010	969,996
3.75%, 10/01/30(a)(b)	1,415	1,342,122
4.50%, 07/01/28(b)	1,005	1,001,427
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	740	772,008
Genpact UK Finco PLC/Genpact USA Inc., 4.95%, 11/18/30	425	427,837
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	1,200	1,198,900
4.15%, 09/15/28	1,210	1,209,803
4.40%, 09/25/27	2,435	2,445,705
4.40%, 10/15/30	1,820	1,815,510
4.55%, 10/15/29	3,480	3,504,372
4.85%, 10/15/31	2,315	2,344,118
5.00%, 10/15/34	3,420	3,402,904
5.25%, 07/01/28	1,390	1,428,385
5.60%, 10/15/54	2,380	2,227,531
6.20%, 10/15/35(a)	1,270	1,376,586
6.35%, 10/15/45	2,759	2,857,335
HP Inc.
2.65%, 06/17/31	1,670	1,511,139
3.00%, 06/17/27	1,732	1,702,467
3.40%, 06/17/30	1,238	1,187,776
4.00%, 04/15/29	1,695	1,678,458
4.20%, 04/15/32	1,435	1,399,568
4.75%, 01/15/28(a)	1,970	1,995,819
5.40%, 04/25/30(a)	730	758,457
5.50%, 01/15/33(a)	1,945	2,016,922
6.00%, 09/15/41(a)	2,055	2,110,945
6.10%, 04/25/35(a)	650	691,248
IBM International Capital Pte Ltd.
4.60%, 02/05/27	785	790,487
4.60%, 02/05/29	335	340,863
4.75%, 02/05/31	310	317,011
4.90%, 02/05/34	1,695	1,728,664
5.25%, 02/05/44	1,455	1,429,667
5.30%, 02/05/54	2,475	2,358,637
International Business Machines Corp.
1.70%, 05/15/27	2,017	1,956,026
1.95%, 05/15/30(a)	2,555	2,330,198
2.20%, 02/09/27	968	948,826
2.72%, 02/09/32(a)	985	898,752
2.85%, 05/15/40	1,364	1,039,799
2.95%, 05/15/50	827	540,302
3.30%, 01/27/27	374	371,419
3.43%, 02/09/52(a)	1,500	1,057,180
3.50%, 05/15/29	5,521	5,426,324
4.00%, 06/20/42	1,833	1,567,331
Security	Par (000)	Value
Computers (continued)
4.15%, 07/27/27	$1,470	$1,478,532
4.15%, 05/15/39	3,479	3,149,030
4.25%, 05/15/49	4,533	3,748,695
4.40%, 07/27/32	1,135	1,139,514
4.50%, 02/06/28	1,600	1,618,226
4.65%, 02/10/28(a)	1,400	1,421,294
4.70%, 02/19/46	1,240	1,113,923
4.75%, 02/06/33(a)	1,195	1,223,506
4.80%, 02/10/30	1,815	1,863,952
4.90%, 07/27/52	1,695	1,532,422
5.00%, 02/10/32	2,295	2,374,975
5.10%, 02/06/53	1,040	971,048
5.20%, 02/10/35(a)	630	652,568
5.60%, 11/30/39	1,465	1,538,955
5.70%, 02/10/55(a)	1,735	1,753,716
5.88%, 11/29/32	1,288	1,401,971
6.22%, 08/01/27(a)	1,047	1,085,655
6.50%, 01/15/28	1,183	1,242,685
7.13%, 12/01/96	435	523,913
Kyndryl Holdings Inc.
2.70%, 10/15/28	1,402	1,341,630
3.15%, 10/15/31	1,570	1,429,605
4.10%, 10/15/41	1,197	950,519
6.35%, 02/20/34(a)	1,015	1,073,204
Leidos Inc.
2.30%, 02/15/31	1,207	1,086,856
4.38%, 05/15/30	865	866,192
5.40%, 03/15/32	795	830,415
5.50%, 03/15/35	695	726,802
5.75%, 03/15/33	615	653,265
Lenovo Group Ltd.
3.42%, 11/02/30(b)	1,030	982,626
5.83%, 01/27/28(a)(b)	560	578,026
6.54%, 07/27/32(b)	660	725,891
NetApp Inc.
2.38%, 06/22/27	1,210	1,179,907
2.70%, 06/22/30	1,715	1,599,557
5.50%, 03/17/32	1,180	1,233,934
5.70%, 03/17/35	985	1,036,317
Teledyne FLIR LLC, 2.50%, 08/01/30	1,098	1,018,051
Western Digital Corp.
2.85%, 02/01/29	405	384,420
3.10%, 02/01/32(a)	365	333,791
		270,925,123
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	550	544,918
3.25%, 08/15/32	922	874,902
3.70%, 08/01/47	687	552,719
4.00%, 08/15/45	1,121	968,448
4.20%, 05/01/30	875	885,723
4.60%, 03/01/28	1,061	1,080,591
4.60%, 03/01/33	911	936,739
Conopco Inc.
Series E, 7.25%, 12/15/26	590	608,587
Series F, 6.63%, 04/15/28	280	296,227
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	505	497,976
6.63%, 07/15/30(a)(b)	860	883,768

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	$1,205	$1,074,906
2.38%, 12/01/29	1,182	1,107,573
2.60%, 04/15/30	1,585	1,487,007
3.13%, 12/01/49(a)	1,214	813,610
3.15%, 03/15/27	870	860,995
3.70%, 08/15/42	492	389,744
4.15%, 03/15/47	997	812,967
4.38%, 05/15/28	1,150	1,161,959
4.38%, 06/15/45	794	678,089
4.65%, 05/15/33(a)	1,200	1,208,955
5.00%, 02/14/34(a)	960	980,469
5.15%, 05/15/53(a)	684	643,657
6.00%, 05/15/37	981	1,073,106
Haleon U.S. Capital LLC
3.38%, 03/24/27	3,205	3,175,983
3.38%, 03/24/29	1,633	1,592,792
3.63%, 03/24/32	3,165	3,017,862
4.00%, 03/24/52(a)	1,905	1,529,401
Kenvue Inc.
4.85%, 05/22/32(a)	1,725	1,768,911
4.90%, 03/22/33	2,425	2,487,048
5.00%, 03/22/30	2,520	2,597,159
5.05%, 03/22/28	1,915	1,959,006
5.05%, 03/22/53(a)	2,394	2,223,705
5.10%, 03/22/43(a)	1,280	1,242,916
5.20%, 03/22/63	1,244	1,150,424
L'Oreal SA, 5.00%, 05/20/35(b)	1,365	1,407,590
Procter & Gamble Co. (The)
1.20%, 10/29/30	1,957	1,727,536
1.90%, 02/01/27	1,040	1,019,191
1.95%, 04/23/31	1,540	1,395,064
2.30%, 02/01/32(a)	1,880	1,725,772
2.80%, 03/25/27(a)	894	883,784
2.85%, 08/11/27	1,422	1,404,540
3.00%, 03/25/30	2,540	2,452,539
3.50%, 10/25/47(a)	1,030	804,143
3.55%, 03/25/40(a)	568	496,903
3.60%, 03/25/50(a)	870	678,749
3.95%, 01/26/28	1,090	1,097,143
4.05%, 05/01/30	1,320	1,328,336
4.05%, 01/26/33(a)	1,175	1,181,654
4.10%, 11/03/32	825	825,810
4.15%, 10/24/29	950	965,139
4.35%, 01/29/29	1,025	1,045,479
4.35%, 11/03/35(a)	825	822,782
4.55%, 01/29/34(a)	1,185	1,212,006
4.55%, 10/24/34	200	204,040
4.60%, 05/01/35	950	971,975
5.50%, 02/01/34	602	648,387
5.55%, 03/05/37	1,362	1,489,463
5.80%, 08/15/34(a)	740	815,747
Unilever Capital Corp.
1.38%, 09/14/30(a)	1,150	1,023,167
1.75%, 08/12/31	1,675	1,480,080
2.13%, 09/06/29	1,655	1,555,161
2.90%, 05/05/27	1,815	1,794,950
3.50%, 03/22/28	2,215	2,199,635
4.25%, 08/12/27	790	795,841
4.63%, 08/12/34	1,375	1,393,789
4.88%, 09/08/28	1,585	1,629,234
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.00%, 12/08/33(a)	$1,404	$1,464,726
5.90%, 11/15/32	2,004	2,198,771
Series 30Y, 2.63%, 08/12/51	905	569,740
		85,877,708
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,078	1,032,302
4.25%, 04/20/27(b)	545	545,267
4.50%, 10/24/28(a)(b)	1,665	1,680,755
4.65%, 04/20/32(b)	1,165	1,167,419
LKQ Corp.
5.75%, 06/15/28	870	899,495
6.25%, 06/15/33(a)	825	882,886
Marubeni Corp., 5.38%, 04/01/35(a)(b)	455	473,571
Mitsubishi Corp.
4.00%, 09/09/28(b)	725	724,556
4.13%, 09/09/30(b)	630	628,973
4.88%, 09/09/35(b)	450	452,142
5.00%, 07/05/28(a)(b)	900	922,079
5.00%, 07/02/29(a)(b)	800	824,115
5.13%, 07/17/34(a)(b)	795	823,299
WW Grainger Inc.
3.75%, 05/15/46	975	788,002
4.20%, 05/15/47	766	650,564
4.45%, 09/15/34	265	264,737
4.60%, 06/15/45	1,433	1,312,043
		14,072,205
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	6,455	6,248,993
3.30%, 01/30/32	6,265	5,803,490
3.40%, 10/29/33	2,520	2,287,513
3.65%, 07/21/27	1,512	1,499,912
3.85%, 10/29/41	3,100	2,555,805
3.88%, 01/23/28(a)	883	878,220
4.38%, 11/15/30	650	649,114
4.63%, 10/15/27	773	778,518
4.63%, 09/10/29(a)	1,965	1,988,451
4.88%, 04/01/28	1,300	1,321,174
4.95%, 09/10/34	2,150	2,149,881
5.00%, 11/15/35	1,035	1,028,756
5.10%, 01/19/29	1,270	1,300,798
5.30%, 01/19/34	1,270	1,306,420
5.38%, 12/15/31	1,035	1,074,159
5.75%, 06/06/28(a)	1,995	2,068,322
6.10%, 01/15/27	1,245	1,268,865
6.15%, 09/30/30	1,305	1,401,909
6.45%, 04/15/27	1,725	1,774,320
6.50%, 01/31/56, (5-year CMT + 2.44%)(d)	700	719,582
6.95%, 03/10/55, (5-year CMT + 2.72%)(d)	920	964,819
Affiliated Managers Group Inc.
3.30%, 06/15/30(a)	827	791,702
5.50%, 08/20/34	515	528,830
Air Lease Corp.
2.10%, 09/01/28	1,047	984,614
2.20%, 01/15/27	825	806,022
2.88%, 01/15/32(a)	1,165	1,046,455
3.00%, 02/01/30	875	818,844
3.13%, 12/01/30	1,254	1,164,078

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.25%, 10/01/29(a)	$985	$940,428
3.63%, 04/01/27	1,158	1,142,096
3.63%, 12/01/27	855	843,258
4.63%, 10/01/28	840	844,256
5.10%, 03/01/29(a)	715	726,145
5.20%, 07/15/31	915	933,147
5.30%, 02/01/28	1,165	1,185,498
5.85%, 12/15/27	1,160	1,193,760
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	215	219,503
Aircastle Ltd.
2.85%, 01/26/28(b)	1,292	1,253,539
5.95%, 02/15/29(b)	1,205	1,257,748
6.50%, 07/18/28(b)	1,210	1,270,874
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/30(b)	1,130	1,143,099
5.25%, 03/15/30(b)	790	808,412
5.75%, 10/01/31(b)	745	778,808
Ally Financial Inc.
2.20%, 11/02/28	1,460	1,371,865
4.75%, 06/09/27	1,225	1,231,479
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(d)	800	816,199
5.55%, 07/31/33, (1-day SOFR + 1.78%)(d)	1,010	1,017,067
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(d)	890	910,092
6.18%, 07/26/35, (1-day SOFR + 2.29%)(d)	1,255	1,300,297
6.85%, 01/03/30, (1-day SOFR + 2.82%)(d)	1,450	1,533,119
6.99%, 06/13/29, (1-day SOFR + 3.26%)(d)	1,479	1,557,627
7.10%, 11/15/27	1,419	1,486,018
8.00%, 11/01/31	3,307	3,763,306
8.00%, 11/01/31(a)	953	1,084,977
American Express Co.
2.55%, 03/04/27	2,958	2,910,067
3.30%, 05/03/27	2,704	2,683,368
4.05%, 05/03/29	1,675	1,686,150
4.05%, 12/03/42	1,905	1,652,942
4.35%, 07/20/29, (1-day SOFR + 0.81%)(d)	3,035	3,059,818
4.42%, 08/03/33, (1-day SOFR + 1.76%)(d)	2,390	2,385,122
4.73%, 04/25/29, (1-day SOFR + 1.26%)(d)	2,540	2,582,180
4.80%, 10/24/36, (1-day SOFR + 1.24%)(d)	2,950	2,935,211
4.92%, 07/20/33, (1-day SOFR + 1.22%)(d)	1,750	1,792,730
4.99%, 05/26/33, (1-day SOFR + 2.26%)(d)	1,326	1,357,014
5.02%, 04/25/31, (1-day SOFR + 1.44%)(d)	2,610	2,697,267
5.04%, 07/26/28, (1-day SOFR + 0.93%)(d)	2,010	2,043,617
5.04%, 05/01/34, (1-day SOFR + 1.84%)(d)	2,140	2,209,650
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(d)	2,395	2,476,761
5.10%, 02/16/28, (1-day SOFR + 1.00%)(d)	2,470	2,501,606
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(d)	2,340	2,413,629
5.28%, 07/26/35, (1-day SOFR + 1.42%)(d)	2,255	2,340,437
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(d)	2,300	2,405,266
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(d)	1,395	1,459,955
5.63%, 07/28/34, (1-day SOFR + 1.93%)(d)	800	840,905
5.67%, 04/25/36, (1-day SOFR + 1.79%)(d)	2,365	2,510,817
5.85%, 11/05/27	2,485	2,573,142
5.92%, 04/25/35, (1-day SOFR + 1.63%)(d)	880	943,316
6.49%, 10/30/31, (1-day SOFR + 1.94%)(d)	2,150	2,359,159
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Credit Corp., 3.30%, 05/03/27	$650	$645,757
Ameriprise Financial Inc.
4.50%, 05/13/32(a)	955	963,967
5.15%, 05/15/33	1,045	1,088,949
5.20%, 04/15/35	1,055	1,082,781
5.70%, 12/15/28	1,510	1,582,233
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,035	988,800
Apollo Global Management Inc.
4.60%, 01/15/31	550	553,723
5.15%, 08/12/35	1,430	1,432,877
5.80%, 05/21/54	1,305	1,293,585
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(d)	400	392,855
6.38%, 11/15/33	1,015	1,121,995
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	1,080	1,024,579
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	965	678,846
Ares Management Corp.
5.60%, 10/11/54	1,295	1,226,804
6.38%, 11/10/28	750	792,811
Atlas Warehouse Lending Co. LP
6.05%, 01/15/28(b)	215	221,960
6.25%, 01/15/30(b)	1,535	1,617,551
Aviation Capital Group LLC
3.50%, 11/01/27(b)	1,090	1,071,929
4.75%, 04/14/27(b)	215	216,011
4.80%, 10/24/30(b)	1,595	1,597,594
5.13%, 04/10/30(b)	815	828,934
5.38%, 07/15/29(b)	910	934,216
6.25%, 04/15/28(a)(b)	1,065	1,107,872
6.38%, 07/15/30(b)	574	614,454
6.75%, 10/25/28(b)	680	722,277
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	1,323	1,279,970
2.75%, 02/21/28(b)	1,780	1,718,480
3.25%, 02/15/27(b)	1,010	997,302
4.95%, 01/15/28(b)	1,025	1,037,089
4.95%, 10/15/32(b)	2,205	2,187,287
5.15%, 01/15/30(b)	1,045	1,063,757
5.38%, 05/30/30(b)	1,410	1,449,614
5.75%, 03/01/29(b)	1,783	1,847,578
5.75%, 11/15/29(b)	1,515	1,575,190
6.38%, 05/04/28(b)	1,920	2,002,061
BGC Group Inc.
6.15%, 04/02/30	1,205	1,241,904
6.60%, 06/10/29	790	824,038
8.00%, 05/25/28	690	737,032
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	938	819,955
1.63%, 08/05/28(a)(b)	1,258	1,179,715
2.00%, 01/30/32(b)	2,078	1,788,563
2.50%, 01/10/30(a)(b)	1,253	1,172,418
2.55%, 03/30/32(a)(b)	675	600,513
2.80%, 09/30/50(a)(b)	742	465,290
2.85%, 08/05/51(b)	1,050	663,751
3.15%, 10/02/27(b)	737	724,773
3.20%, 01/30/52(a)(b)	1,545	1,055,010
3.50%, 09/10/49(a)(b)	815	591,657
4.00%, 10/02/47(b)	684	544,670
4.45%, 07/15/45(a)(b)	665	577,966
5.00%, 06/15/44(a)(b)	841	791,250

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.90%, 11/03/27(a)(b)	$1,385	$1,429,806
6.20%, 04/22/33(a)(b)	1,915	2,084,914
6.25%, 08/15/42(a)(b)	421	450,062
Blue Owl Finance LLC
3.13%, 06/10/31	1,203	1,092,213
4.13%, 10/07/51(a)	665	462,542
4.38%, 02/15/32(a)	875	835,635
6.25%, 04/18/34	1,385	1,426,999
BOC Aviation Ltd.
2.63%, 09/17/30(a)(b)	1,280	1,196,892
3.00%, 09/11/29(a)(b)	1,061	1,020,059
3.50%, 09/18/27(a)(b)	1,215	1,203,703
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	735	749,024
4.88%, 05/03/33(a)(b)	1,105	1,138,338
5.25%, 01/14/30(a)(b)	880	916,200
5.75%, 11/09/28(a)(b)	1,605	1,678,200
Brookfield Asset Management Ltd.
4.65%, 11/15/30	625	628,840
5.30%, 01/15/36	625	628,845
5.80%, 04/24/35	1,365	1,432,757
6.08%, 09/15/55	1,520	1,566,908
Brookfield Capital Finance LLC, 6.09%, 06/14/33	784	840,722
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	1,690	1,481,951
Brookfield Finance Inc.
2.72%, 04/15/31(a)	1,025	939,599
3.50%, 03/30/51	1,450	1,015,621
3.63%, 02/15/52	890	633,453
3.90%, 01/25/28	2,029	2,021,016
4.35%, 04/15/30(a)	1,779	1,786,279
4.70%, 09/20/47	1,823	1,578,208
4.85%, 03/29/29	1,851	1,883,748
5.33%, 01/15/36(a)	1,460	1,470,963
5.68%, 01/15/35	1,300	1,347,761
5.97%, 03/04/54	1,855	1,886,460
6.35%, 01/05/34(a)	1,100	1,196,022
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	384	266,781
Caja de Compensacion de Asignacion Familiar de Los Andes, 7.00%, 07/30/29(b)	125	132,194
Cantor Fitzgerald LP
4.50%, 04/14/27(a)(b)	655	652,506
7.20%, 12/12/28(b)	1,250	1,329,905
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(d)	879	768,266
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)(d)	1,655	1,482,207
3.27%, 03/01/30, (1-day SOFR + 1.79%)(d)	2,435	2,364,167
3.65%, 05/11/27	1,697	1,687,647
3.75%, 03/09/27	2,011	2,002,402
3.80%, 01/31/28(a)	2,509	2,495,609
4.10%, 02/09/27	1,613	1,611,779
4.49%, 09/11/31, (1-day SOFR + 1.25%)(d)	1,705	1,703,911
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)(d)	2,875	2,905,206
5.20%, 09/11/36, (1-day SOFR + 1.63%)(d)	1,525	1,522,310
5.25%, 07/26/30, (1-day SOFR + 2.60%)(d)	1,510	1,556,110
5.27%, 05/10/33, (1-day SOFR + 2.37%)(d)	2,183	2,241,855
5.46%, 07/26/30, (1-day SOFR +1.56%)(d)	1,545	1,602,923
5.47%, 02/01/29, (1-day SOFR + 2.08%)(d)	2,025	2,078,447
5.70%, 02/01/30, (1-day SOFR + 1.91%)(d)	1,515	1,577,571
Security	Par (000)	Value
Diversified Financial Services (continued)
5.82%, 02/01/34, (1-day SOFR + 2.60%)(d)	$2,195	$2,310,833
5.88%, 07/26/35, (1-day SOFR +1.99%)(d)	1,690	1,785,315
6.05%, 02/01/35, (1-day SOFR + 2.26%)(d)	1,565	1,671,721
6.18%, 01/30/36, (1-day SOFR + 2.04%)(d)	3,175	3,330,345
6.31%, 06/08/29, (1-day SOFR + 2.64%)(d)	2,665	2,798,361
6.38%, 06/08/34, (1-day SOFR + 2.86%)(d)	3,220	3,499,435
6.70%, 11/29/32	1,160	1,285,392
7.62%, 10/30/31, (1-day SOFR + 3.07%)(d)	2,800	3,168,360
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(d)	2,005	2,373,486
Cboe Global Markets Inc.
1.63%, 12/15/30(a)	863	764,272
3.00%, 03/16/32	605	560,624
3.65%, 01/12/27	1,165	1,160,427
Charles Schwab Corp. (The)
1.65%, 03/11/31	1,454	1,275,970
1.95%, 12/01/31	1,512	1,324,142
2.00%, 03/20/28(a)	2,015	1,935,041
2.30%, 05/13/31	1,485	1,348,195
2.45%, 03/03/27	2,294	2,251,704
2.75%, 10/01/29(a)	922	878,581
2.90%, 03/03/32	1,650	1,516,444
3.20%, 03/02/27	925	916,371
3.20%, 01/25/28	1,880	1,853,285
3.25%, 05/22/29	1,140	1,110,152
3.30%, 04/01/27	1,169	1,159,676
4.00%, 02/01/29	1,124	1,127,559
4.34%, 11/14/31, (1-day SOFR + 0.94%)(d)	1,130	1,132,930
4.63%, 03/22/30(a)	980	1,003,368
4.91%, 11/14/36, (1-day SOFR + 1.23%)(d)	1,300	1,302,356
5.64%, 05/19/29, (1-day SOFR + 2.21%)(d)	1,990	2,066,725
5.85%, 05/19/34, (1-day SOFR + 2.50%)(d)	1,740	1,870,182
6.14%, 08/24/34, (1-day SOFR + 2.01%)(d)	2,140	2,342,294
6.20%, 11/17/29, (1-day SOFR + 1.88%)(d)	2,214	2,348,382
CI Financial Corp.
3.20%, 12/17/30	1,660	1,494,595
4.10%, 06/15/51(a)	685	484,492
7.50%, 05/30/29(b)	770	817,542
Citadel Finance LLC, 5.90%, 02/10/30(b)	2,160	2,196,136
Citadel LP
4.88%, 01/15/27(b)	808	808,673
6.00%, 01/23/30(b)	630	655,892
6.38%, 01/23/32(b)	950	1,002,832
Citadel Securities Global Holdings LLC
5.50%, 06/18/30(b)	215	220,823
6.20%, 06/18/35(b)	905	952,716
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	20	20,758
CME Group Inc.
2.65%, 03/15/32	1,765	1,614,960
3.75%, 06/15/28	1,347	1,347,558
4.15%, 06/15/48(a)	1,221	1,043,791
4.40%, 03/15/30	1,820	1,844,818
5.30%, 09/15/43	1,301	1,322,228
Credit Suisse USA LLC, 7.13%, 07/15/32	1,483	1,706,956
Eaton Vance Corp., 3.50%, 04/06/27	576	572,508
Enact Holdings Inc., 6.25%, 05/28/29	1,105	1,158,262
Equitable America Global Funding
3.95%, 09/15/27(b)	125	124,819
4.65%, 06/09/28(b)	1,360	1,374,856
4.70%, 09/15/32(b)	700	696,754

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.95%, 06/09/30(a)(b)	$715	$729,702
FMR LLC
4.95%, 02/01/33(b)	880	892,495
5.15%, 02/01/43(b)	412	398,042
6.45%, 11/15/39(b)	770	861,788
6.50%, 12/14/40(b)	810	912,635
7.57%, 06/15/29(b)	1,310	1,460,545
Franklin Resources Inc.
1.60%, 10/30/30	1,767	1,560,712
2.95%, 08/12/51	715	458,952
Invesco Finance PLC, 5.38%, 11/30/43	630	621,042
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	570	581,033
Jefferies Financial Group Inc.
2.63%, 10/15/31	1,957	1,726,784
2.75%, 10/15/32	940	822,347
4.15%, 01/23/30	3,046	2,993,135
4.85%, 01/15/27	1,238	1,245,076
5.88%, 07/21/28(a)	1,870	1,939,016
6.20%, 04/14/34(a)	2,495	2,643,240
6.25%, 01/15/36	870	924,665
6.45%, 06/08/27	632	650,543
6.50%, 01/20/43(a)	839	882,990
6.63%, 10/23/43	430	445,931
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	968	954,122
Lazard Group LLC
4.38%, 03/11/29	1,292	1,295,219
4.50%, 09/19/28	1,051	1,058,733
5.63%, 08/01/35(a)	475	485,698
6.00%, 03/15/31(a)	580	615,337
Legg Mason Inc., 5.63%, 01/15/44(a)	941	945,921
LPL Holdings Inc.
4.00%, 03/15/29(b)	2,305	2,258,329
4.38%, 05/15/31(b)	660	641,990
4.63%, 11/15/27(b)	2,160	2,159,538
4.90%, 04/03/28	705	715,045
5.15%, 06/15/30	1,310	1,338,677
5.20%, 03/15/30(a)	1,675	1,716,037
5.65%, 03/15/35	1,015	1,040,511
5.70%, 05/20/27	920	937,238
5.75%, 06/15/35	440	454,705
6.00%, 05/20/34(a)	1,360	1,426,856
6.75%, 11/17/28	1,060	1,130,552
LSEG U.S. Fin Corp.
4.88%, 03/28/27(b)	900	909,356
5.30%, 03/28/34(b)	1,095	1,139,405
LSEGA Financing PLC
2.00%, 04/06/28(b)	2,428	2,318,806
2.50%, 04/06/31(b)	1,453	1,323,332
3.20%, 04/06/41(b)	1,636	1,274,174
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	710	720,148
5.20%, 03/27/28(b)	560	570,049
6.40%, 03/26/29(b)	775	814,658
6.50%, 03/26/31(b)	780	836,378
Marex Group PLC
5.83%, 05/08/28(a)	155	157,295
6.40%, 11/04/29	1,165	1,203,110
Mastercard Inc.
1.90%, 03/15/31	2,075	1,864,692
Security	Par (000)	Value
Diversified Financial Services (continued)
2.00%, 11/18/31	$1,720	$1,531,489
2.95%, 06/01/29	2,230	2,163,621
2.95%, 03/15/51	1,136	762,709
3.30%, 03/26/27	1,553	1,543,700
3.35%, 03/26/30	2,540	2,484,760
3.50%, 02/26/28	1,051	1,046,439
3.65%, 06/01/49	1,782	1,389,283
3.80%, 11/21/46	1,115	912,874
3.85%, 03/26/50	2,459	1,972,396
3.95%, 02/26/48	1,020	842,735
4.10%, 01/15/28	1,785	1,797,322
4.35%, 01/15/32	1,210	1,221,878
4.55%, 03/15/28	915	931,177
4.55%, 01/15/35	1,100	1,106,757
4.85%, 03/09/33	1,270	1,313,002
4.88%, 03/09/28	1,160	1,188,196
4.88%, 05/09/34	1,570	1,617,462
4.95%, 03/15/32	755	787,094
Mitsubishi HC Capital Inc.
3.97%, 04/13/30(b)	150	147,055
5.08%, 09/15/27(a)(b)	1,095	1,110,413
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	240	246,529
5.66%, 02/28/33(a)(b)	775	815,966
5.81%, 09/12/28(a)(b)	660	687,320
Nasdaq Inc.
1.65%, 01/15/31	1,291	1,140,626
2.50%, 12/21/40	1,414	1,018,441
3.25%, 04/28/50	1,160	813,197
3.95%, 03/07/52	884	683,707
5.35%, 06/28/28	1,990	2,052,688
5.55%, 02/15/34	1,977	2,089,175
5.95%, 08/15/53	985	1,029,021
6.10%, 06/28/63	1,415	1,487,919
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27(b)	568	566,951
4.88%, 04/15/45(b)	440	386,201
Nomura Holdings Inc.
2.17%, 07/14/28	2,024	1,925,062
2.33%, 01/22/27	1,920	1,881,385
2.61%, 07/14/31	1,695	1,535,485
2.68%, 07/16/30	1,899	1,757,098
2.71%, 01/22/29	795	759,519
3.00%, 01/22/32(a)	1,600	1,457,142
3.10%, 01/16/30	2,675	2,544,878
4.90%, 07/01/30	1,390	1,415,317
5.04%, 06/10/36, (5-year CMT + 1.30%)(d)	365	362,134
5.39%, 07/06/27	200	203,648
5.49%, 06/29/35(a)	1,240	1,289,701
5.59%, 07/02/27	200	204,147
5.61%, 07/06/29	915	955,244
5.78%, 07/03/34(a)	1,680	1,789,480
5.84%, 01/18/28	1,915	1,978,593
6.07%, 07/12/28	1,270	1,327,325
6.09%, 07/12/33(a)	930	1,012,719
6.18%, 01/18/33	790	860,291
Nuveen LLC
4.00%, 11/01/28(b)	2,275	2,276,798
5.55%, 01/15/30(b)	1,250	1,306,582
5.85%, 04/15/34(b)	1,125	1,190,700

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp.
2.25%, 03/09/31	$885	$797,277
3.70%, 07/18/27(a)	600	596,409
4.00%, 04/13/32	910	888,695
4.45%, 09/09/30	895	899,826
4.65%, 09/10/29(a)	720	732,804
5.00%, 09/13/27	570	579,428
5.20%, 09/13/32(a)	720	748,594
5.40%, 02/25/35	795	826,289
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	1,086	1,061,507
6.15%, 12/06/28(b)	990	1,039,005
Radian Group Inc.
4.88%, 03/15/27	890	892,770
6.20%, 05/15/29	1,055	1,104,913
Raymond James Financial Inc.
3.75%, 04/01/51	1,440	1,080,244
4.65%, 04/01/30(a)	992	1,013,114
4.90%, 09/11/35	590	587,684
4.95%, 07/15/46	1,484	1,373,508
5.65%, 09/11/55	535	529,720
REC Ltd.
4.75%, 09/27/29(b)	305	309,262
5.63%, 04/11/28(b)	695	713,956
Stellantis Financial Services U.S. Corp.
4.95%, 09/15/28(b)	1,200	1,208,686
5.40%, 09/15/30(b)	1,200	1,211,136
Stifel Financial Corp., 4.00%, 05/15/30	810	793,623
SURA Asset Management SA, 6.35%, 05/13/32(b)	235	250,110
Synchrony Financial
2.88%, 10/28/31(a)	1,835	1,642,208
3.95%, 12/01/27	2,121	2,103,488
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)(d)	280	282,765
5.15%, 03/19/29	1,463	1,486,472
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)(d)	475	485,926
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(d)	1,380	1,432,968
6.00%, 07/29/36, (1-day SOFR + 2.07%)(d)	795	817,299
TPG Operating Group II LP
5.38%, 01/15/36	610	611,866
5.88%, 03/05/34	1,035	1,085,012
USAA Capital Corp.
2.13%, 05/01/30(b)	672	620,811
4.38%, 06/01/28(b)	540	546,512
5.25%, 06/01/27(a)(b)	550	561,273
Visa Inc.
0.75%, 08/15/27	879	837,527
1.10%, 02/15/31(a)	1,984	1,729,561
1.90%, 04/15/27(a)	2,263	2,209,728
2.00%, 08/15/50(a)	3,432	1,901,251
2.05%, 04/15/30(a)	2,843	2,634,057
2.70%, 04/15/40	1,768	1,375,277
2.75%, 09/15/27	1,090	1,072,844
3.65%, 09/15/47	1,577	1,252,474
4.15%, 12/14/35	2,634	2,567,202
4.30%, 12/14/45	4,782	4,233,439
Voya Financial Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(d)	634	599,533
4.80%, 06/15/46	628	566,502
Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 09/20/34(a)	$760	$762,101
5.70%, 07/15/43	646	651,791
Voya Global Funding, 4.60%, 11/24/30(b)	205	206,690
Western Union Co. (The)
2.75%, 03/15/31(a)	961	869,479
6.20%, 11/17/36(a)	923	966,879
6.20%, 06/21/40	575	592,121
		502,243,489
Electric — 9.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,145	1,089,434
3.40%, 04/29/51(a)(b)	1,460	1,066,056
4.00%, 10/03/49(a)(b)	1,340	1,098,965
4.38%, 01/24/29(b)	70	70,596
4.38%, 10/09/31(b)	315	315,744
4.70%, 04/24/33(a)(b)	1,890	1,909,936
4.75%, 03/09/37(b)	1,955	1,934,250
4.88%, 04/23/30(b)	1,752	1,803,568
6.50%, 10/27/36(a)(b)	1,389	1,596,054
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	92	94,209
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	269,177
3.95%, 02/12/30(b)	647	603,249
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(b)	366	329,002
AEP Texas Inc.
3.45%, 05/15/51	897	619,620
3.80%, 10/01/47	677	507,166
3.95%, 06/01/28	859	854,214
4.70%, 05/15/32	980	986,458
5.25%, 05/15/52	825	766,923
5.40%, 06/01/33	935	970,180
5.45%, 05/15/29	1,220	1,268,457
5.70%, 05/15/34(a)	1,330	1,394,363
5.85%, 10/15/55	1,235	1,230,946
Series E, 6.65%, 02/15/33	989	1,090,826
Series G, 4.15%, 05/01/49	505	396,094
Series H, 3.45%, 01/15/50	763	530,234
Series I, 2.10%, 07/01/30(a)	1,317	1,200,548
AEP Transmission Co. LLC
3.10%, 12/01/26	752	745,418
3.15%, 09/15/49	410	283,142
3.75%, 12/01/47	899	700,021
3.80%, 06/15/49	630	484,923
4.00%, 12/01/46	540	442,298
4.25%, 09/15/48	660	550,901
4.50%, 06/15/52	1,035	896,871
5.15%, 04/01/34	685	703,598
5.38%, 06/15/35	160	166,478
5.40%, 03/15/53(a)	1,265	1,253,829
Series M, 3.65%, 04/01/50	925	699,953
Series N, 2.75%, 08/15/51	732	460,814
AES Andes SA
6.25%, 03/14/32(b)	85	88,400
6.30%, 03/15/29(b)	185	190,414
AES Corp. (The)
2.45%, 01/15/31(a)	2,205	2,000,427
3.95%, 07/15/30(b)	1,224	1,193,748
5.45%, 06/01/28	1,865	1,907,732
5.80%, 03/15/32	1,250	1,284,299

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alabama Power Co.
3.00%, 03/15/52	$670	$443,512
3.05%, 03/15/32	1,175	1,093,005
3.13%, 07/15/51	790	533,841
3.45%, 10/01/49	1,394	1,016,354
3.75%, 09/01/27	1,070	1,069,219
3.75%, 03/01/45	1,331	1,064,070
3.85%, 12/01/42	535	446,146
3.94%, 09/01/32	917	894,488
4.10%, 01/15/42(a)	380	329,473
4.15%, 08/15/44	686	583,359
4.30%, 01/02/46(a)	765	656,630
5.10%, 04/02/35	815	837,069
5.50%, 03/15/41(a)	345	348,444
5.70%, 02/15/33(a)	484	518,224
5.85%, 11/15/33	1,050	1,134,362
6.00%, 03/01/39	1,106	1,203,058
6.13%, 05/15/38	705	777,520
Series 11-C, 5.20%, 06/01/41(a)	396	393,084
Series 20-A, 1.45%, 09/15/30	990	877,865
Series A, 4.30%, 07/15/48(a)	841	712,219
Series B, 3.70%, 12/01/47(a)	1,196	926,798
Series C, 4.30%, 03/15/31	650	651,819
Alexander Funding Trust II, 7.47%, 07/31/28(b)	955	1,019,383
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	1,270	1,037,971
Alliant Energy Corp., 5.75%, 04/01/56, (5-year CMT + 2.08%)(d)	265	264,023
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	704	657,680
4.25%, 06/15/28(b)	615	611,854
5.40%, 06/06/27(b)	915	926,797
5.95%, 03/30/29(a)(b)	630	660,154
Ameren Corp.
1.75%, 03/15/28	1,050	996,365
1.95%, 03/15/27	885	861,550
3.50%, 01/15/31	1,214	1,167,438
5.00%, 01/15/29	1,500	1,535,182
5.38%, 03/15/35	980	1,009,471
5.70%, 12/01/26	980	994,740
Ameren Illinois Co.
1.55%, 11/15/30	860	760,215
2.90%, 06/15/51	360	234,164
3.25%, 03/15/50	525	369,271
3.70%, 12/01/47	932	724,015
3.80%, 05/15/28	805	803,423
3.85%, 09/01/32	270	260,289
4.15%, 03/15/46	790	666,832
4.30%, 07/01/44	348	299,145
4.50%, 03/15/49	889	771,051
4.80%, 12/15/43(a)	490	458,391
4.95%, 06/01/33	1,090	1,121,752
5.55%, 07/01/54	995	1,003,147
5.63%, 03/01/55	1,345	1,369,333
5.90%, 12/01/52	920	973,476
American Electric Power Co. Inc.
2.30%, 03/01/30	730	675,134
3.20%, 11/13/27(a)	998	982,974
3.25%, 03/01/50	658	443,074
3.88%, 02/15/62, (5-year CMT + 2.68%)(d)	645	627,701
5.20%, 01/15/29	1,685	1,740,665
5.63%, 03/01/33	1,344	1,420,859
Security	Par (000)	Value
Electric (continued)
5.75%, 11/01/27	$1,516	$1,561,654
5.95%, 11/01/32	1,030	1,112,714
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)(d)	305	329,411
7.05%, 12/15/54, (5-year CMT + 2.75%)(d)	385	404,075
Series C, 5.80%, 03/15/56, (5-year CMT + 2.13%)(d)	1,000	993,058
Series D, 6.05%, 03/15/56, (5-year CMT + 1.94%)(d)	5	4,999
Series J, 4.30%, 12/01/28(a)	1,097	1,104,320
American Transmission Systems Inc.
2.65%, 01/15/32(b)	872	788,492
5.00%, 09/01/44(b)	633	600,754
Appalachian Power Co.
4.40%, 05/15/44	477	406,841
4.45%, 06/01/45	513	437,428
4.50%, 08/01/32(a)	910	906,339
5.65%, 04/01/34	635	668,877
7.00%, 04/01/38	688	791,917
Series AA, 2.70%, 04/01/31	1,265	1,158,510
Series L, 5.80%, 10/01/35(a)	510	548,534
Series P, 6.70%, 08/15/37	450	507,748
Series X, 3.30%, 06/01/27	825	815,809
Series Y, 4.50%, 03/01/49(a)	872	732,064
Series Z, 3.70%, 05/01/50	940	692,208
Arizona Public Service Co.
2.20%, 12/15/31	1,032	910,341
2.60%, 08/15/29	975	922,656
2.65%, 09/15/50	300	184,529
2.95%, 09/15/27(a)	655	644,311
3.35%, 05/15/50	1,120	784,562
3.50%, 12/01/49	1,065	769,300
3.75%, 05/15/46	780	604,813
4.20%, 08/15/48	765	629,038
4.25%, 03/01/49	731	602,610
4.35%, 11/15/45	1,045	888,667
4.50%, 04/01/42	745	666,065
4.70%, 01/15/44(a)	140	121,845
5.05%, 09/01/41(a)	700	675,535
5.50%, 09/01/35(a)	475	490,091
5.55%, 08/01/33	905	951,134
5.70%, 08/15/34	1,145	1,209,252
5.90%, 08/15/55	805	827,613
6.35%, 12/15/32	1,025	1,124,969
Atlantic City Electric Co.
2.30%, 03/15/31	600	544,340
4.00%, 10/15/28	927	928,662
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	102	109,441
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	400	401,496
Avangrid Inc., 3.80%, 06/01/29	1,949	1,924,281
Avista Corp.
4.00%, 04/01/52	700	549,268
4.35%, 06/01/48	1,015	855,220
Baltimore Gas & Electric Co.
2.25%, 06/15/31	920	832,872
2.90%, 06/15/50	580	379,229
3.20%, 09/15/49	654	453,969
3.50%, 08/15/46	1,036	780,185
3.75%, 08/15/47	649	509,885
4.25%, 09/15/48	200	167,245
4.55%, 06/01/52	830	717,529

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 06/01/34	$1,180	$1,234,496
5.40%, 06/01/53	1,330	1,303,456
5.45%, 06/01/35(a)	765	799,941
5.65%, 06/01/54	665	675,549
6.35%, 10/01/36	532	598,443
Basin Electric Power Cooperative
4.75%, 04/26/47(a)(b)	455	405,662
5.85%, 10/15/55(b)	1,225	1,226,457
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	855	746,308
2.85%, 05/15/51	2,475	1,565,239
3.25%, 04/15/28	1,124	1,106,384
3.70%, 07/15/30	1,666	1,639,445
3.80%, 07/15/48	1,468	1,125,587
4.25%, 10/15/50	1,648	1,344,307
4.45%, 01/15/49	1,587	1,341,398
4.50%, 02/01/45	1,149	1,010,944
4.60%, 05/01/53	1,765	1,513,009
5.15%, 11/15/43(a)	1,358	1,320,102
5.95%, 05/15/37	1,009	1,095,640
6.13%, 04/01/36	2,461	2,688,337
8.48%, 09/15/28(a)	770	858,886
Black Hills Corp.
2.50%, 06/15/30	965	892,259
3.05%, 10/15/29	952	906,143
3.15%, 01/15/27	792	783,023
3.88%, 10/15/49	1,015	764,483
4.20%, 09/15/46	440	356,383
4.35%, 05/01/33	614	594,771
4.55%, 01/31/31	730	730,250
5.95%, 03/15/28	785	814,005
6.00%, 01/15/35	900	963,316
6.15%, 05/15/34	835	900,644
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/55, (5-year CMT + 2.45%)(d)	105	106,217
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)(b)	836	910,832
Capital Power U.S. Holdings Inc.
5.26%, 06/01/28(b)	260	265,117
6.19%, 06/01/35(b)	370	388,535
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	271	252,570
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	713	575,548
3.60%, 03/01/52	730	544,918
3.95%, 03/01/48	959	776,691
4.50%, 04/01/44	1,001	895,763
4.80%, 03/15/30	1,103	1,131,983
4.95%, 04/01/33	735	753,065
5.05%, 03/01/35	965	984,403
5.15%, 03/01/34(a)	620	641,188
5.20%, 10/01/28	1,205	1,244,441
5.30%, 04/01/53	845	825,145
Series AA, 3.00%, 02/01/27	500	494,713
Series AD, 2.90%, 07/01/50	696	460,347
Series AE, 2.35%, 04/01/31	740	672,293
Series AF, 3.35%, 04/01/51	1,555	1,114,701
Series AG, 3.00%, 03/01/32	515	475,212
Series ai., 4.45%, 10/01/32	725	725,591
Series AJ, 4.85%, 10/01/52(a)	345	318,654
Security	Par (000)	Value
Electric (continued)
Series AQ, 4.95%, 08/15/35	$765	$775,316
Series K2, 6.95%, 03/15/33	790	902,210
CenterPoint Energy Inc.
2.95%, 03/01/30(a)	739	700,674
5.40%, 06/01/29	1,025	1,062,891
5.95%, 04/01/56, (5-year CMT + 2.22%)(d)	250	252,717
6.70%, 05/15/55, (5-year CMT + 2.59%)(d)	940	964,756
Series A, 7.00%, 02/15/55, (5-year CMT + 3.25%)(d)	415	433,652
Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(d)	265	283,202
CEZ A/S, 5.63%, 04/03/42(b)	70	65,829
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	200	199,176
Cleco Corporate Holdings LLC
3.38%, 09/15/29(a)	494	465,827
4.97%, 05/01/46	572	501,943
Cleco Power LLC
5.30%, 01/15/36(b)	355	360,117
6.00%, 12/01/40(a)	415	435,869
6.50%, 12/01/35(a)	397	437,962
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	640	631,818
4.55%, 11/15/30(a)(b)	655	654,093
5.95%, 12/15/36(a)	552	587,760
CMS Energy Corp.
2.95%, 02/15/27	502	494,560
3.45%, 08/15/27	220	217,670
3.75%, 12/01/50, (5-year CMT + 2.90%)(d)	601	553,046
4.70%, 03/31/43	562	500,178
4.75%, 06/01/50, (5-year CMT + 4.12%)(a)(d)	844	825,285
4.88%, 03/01/44	723	653,589
6.50%, 06/01/55, (5-year CMT + 1.96%)(d)	1,605	1,661,371
Colbun SA
3.15%, 03/06/30(a)(b)	655	617,855
3.15%, 01/19/32(b)	400	366,316
5.38%, 09/11/35(b)	35	35,263
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	585	608,258
Comision Federal de Electricidad
3.35%, 02/09/31(b)	1,725	1,554,255
3.88%, 07/26/33(a)(b)	611	538,566
4.68%, 02/09/51(a)(b)	1,462	1,106,356
4.69%, 05/15/29(b)	1,607	1,589,186
4.75%, 02/23/27(a)(b)	660	661,464
5.70%, 01/24/30(b)	535	543,828
5.75%, 02/14/42(a)(b)	1,307	1,225,102
6.13%, 06/16/45(b)	320	303,040
6.26%, 02/15/52(a)(b)	1,155	1,089,681
6.45%, 01/24/35(a)(b)	1,475	1,510,882
Commonwealth Edison Co.
2.20%, 03/01/30	807	748,429
3.00%, 03/01/50	926	620,904
3.15%, 03/15/32	400	372,770
3.65%, 06/15/46	1,119	873,354
3.70%, 08/15/28	1,009	1,004,697
3.70%, 03/01/45	732	582,395
3.80%, 10/01/42	464	381,163
4.00%, 03/01/48	1,425	1,153,972
4.00%, 03/01/49	700	557,974
4.35%, 11/15/45	695	599,890

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 08/15/43	$502	$456,255
4.70%, 01/15/44	625	573,169
4.90%, 02/01/33	315	323,401
5.30%, 06/01/34	395	414,949
5.30%, 02/01/53	1,125	1,088,665
5.65%, 06/01/54	600	610,444
5.95%, 06/01/55	1,165	1,236,849
6.45%, 01/15/38	929	1,050,128
Series 122, 2.95%, 08/15/27	905	891,743
Series 123, 3.75%, 08/15/47	981	766,267
Series 127, 3.20%, 11/15/49	776	536,440
Series 130, 3.13%, 03/15/51	1,545	1,051,218
Series 131, 2.75%, 09/01/51	580	366,452
Series 133, 3.85%, 03/15/52	1,070	825,460
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	1,275	1,033,084
4.30%, 04/15/44	765	671,130
4.65%, 01/01/29	725	741,246
4.90%, 07/01/33(a)	570	582,859
4.95%, 01/15/30	820	842,144
4.95%, 08/15/34	580	589,071
5.25%, 01/15/53	750	721,528
Series A, 2.05%, 07/01/31	486	432,995
Series A, 3.20%, 03/15/27	817	808,899
Series A, 4.15%, 06/01/45	805	679,203
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	1,442	1,320,260
3.20%, 12/01/51	675	458,765
3.60%, 06/15/61	1,080	760,278
3.70%, 11/15/59	1,225	875,079
3.80%, 05/15/28	810	808,081
3.85%, 06/15/46	1,039	831,816
3.95%, 03/01/43	1,200	1,008,236
4.45%, 03/15/44	1,504	1,330,317
4.50%, 12/01/45	1,545	1,360,141
4.50%, 05/15/58	1,124	939,139
4.63%, 12/01/54	1,760	1,514,457
5.13%, 03/15/35	50	51,396
5.20%, 03/01/33	835	875,069
5.38%, 05/15/34	1,245	1,301,175
5.50%, 03/15/34	1,115	1,177,750
5.50%, 03/15/55	900	891,582
5.70%, 06/15/40	830	867,937
5.70%, 05/15/54	840	855,901
5.75%, 11/15/55	770	787,530
5.90%, 11/15/53(a)	1,920	2,002,935
6.15%, 11/15/52	1,105	1,185,888
Series 05-A, 5.30%, 03/01/35	564	585,897
Series 06-A, 5.85%, 03/15/36	775	834,942
Series 06-B, 6.20%, 06/15/36	700	777,227
Series 06-E, 5.70%, 12/01/36(a)	395	419,754
Series 07-A, 6.30%, 08/15/37(a)	788	882,748
Series 08-B, 6.75%, 04/01/38	1,009	1,167,576
Series 09-C, 5.50%, 12/01/39	843	869,307
Series 12-A, 4.20%, 03/15/42	834	727,743
Series 2017, 3.88%, 06/15/47	969	769,851
Series 20A, 3.35%, 04/01/30	1,396	1,354,369
Series 20B, 3.95%, 04/01/50	1,545	1,234,817
Series A, 4.13%, 05/15/49	1,150	933,682
Series B, 2.90%, 12/01/26(a)	625	617,056
Series B, 3.13%, 11/15/27	807	795,164
Security	Par (000)	Value
Electric (continued)
Series C, 3.00%, 12/01/60	$875	$530,228
Series C, 4.00%, 11/15/57(a)	535	407,489
Series C, 4.30%, 12/01/56	1,041	843,754
Series D, 4.00%, 12/01/28	880	882,136
Series E, 4.65%, 12/01/48	963	853,906
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	1,250	1,235,414
5.20%, 04/11/38(b)	645	640,261
Constellation Energy Generation LLC
5.60%, 03/01/28	1,465	1,514,223
5.60%, 06/15/42	1,285	1,301,758
5.75%, 10/01/41	966	994,211
5.75%, 03/15/54	1,750	1,756,555
5.80%, 03/01/33	950	1,018,405
6.13%, 01/15/34	1,050	1,143,132
6.25%, 10/01/39	1,510	1,654,494
6.50%, 10/01/53	1,425	1,573,175
Consumers Energy Co.
3.10%, 08/15/50	1,120	768,950
3.25%, 08/15/46	945	700,906
3.50%, 08/01/51	575	426,547
3.60%, 08/15/32	755	720,940
3.75%, 02/15/50	793	611,862
3.80%, 11/15/28	696	694,063
3.95%, 05/15/43	625	523,454
3.95%, 07/15/47	655	531,195
4.05%, 05/15/48(a)	1,090	899,091
4.10%, 11/15/45	225	186,817
4.20%, 09/01/52	915	755,161
4.35%, 04/15/49	971	830,041
4.35%, 08/31/64	525	419,561
4.50%, 01/15/31	1,085	1,099,671
4.60%, 05/30/29	765	778,424
4.63%, 05/15/33	1,215	1,225,905
4.65%, 03/01/28(a)	865	878,244
4.70%, 01/15/30	1,445	1,480,146
4.90%, 02/15/29	1,045	1,073,464
5.05%, 05/15/35	730	748,372
Continental Wind LLC, 6.00%, 02/28/33(b)	49	50,069
Dayton Power & Light Co. (The)
3.95%, 06/15/49	705	532,304
4.55%, 08/15/30(b)	1,315	1,312,210
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	345	291,285
4.15%, 05/15/45	531	457,023
Dominion Energy Inc.
4.25%, 06/01/28	1,648	1,652,339
4.35%, 08/15/32	755	743,533
4.60%, 05/15/28	910	921,772
4.70%, 12/01/44	780	696,713
4.85%, 08/15/52	1,155	1,010,787
5.00%, 06/15/30	1,270	1,308,186
5.38%, 11/15/32	1,470	1,535,922
5.45%, 03/15/35	1,355	1,400,981
6.00%, 02/15/56, (5-year CMT + 2.26%)(d)	355	359,182
6.20%, 02/15/56, (5-year CMT + 2.01%)(a)(d)	1,205	1,216,921
6.63%, 05/15/55, (5-year CMT + 2.21%)(d)	2,050	2,121,576
7.00%, 06/15/38	771	889,355
Series A, 4.60%, 03/15/49	499	421,263
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(d)	80	83,424

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 3.30%, 04/15/41	$775	$597,895
Series B, 3.60%, 03/15/27	605	601,743
Series B, 5.95%, 06/15/35	1,215	1,304,721
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)(d)	170	185,022
Series C, 2.25%, 08/15/31	1,740	1,553,588
Series C, 3.38%, 04/01/30	2,481	2,395,839
Series C, 4.05%, 09/15/42	819	674,121
Series C, 4.90%, 08/01/41(a)	996	930,441
Series E, 6.30%, 03/15/33(a)	1,105	1,208,873
Series F, 5.25%, 08/01/33	884	912,124
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	692	629,366
5.10%, 06/01/65	975	885,066
5.30%, 05/15/33	600	630,295
5.45%, 02/01/41	555	564,502
6.05%, 01/15/38	911	992,623
6.25%, 10/15/53	1,035	1,142,110
6.63%, 02/01/32(a)	582	654,819
Series 2025, 5.30%, 01/15/35(a)	740	772,454
Series A, 2.30%, 12/01/31	715	640,817
DTE Electric Co.
2.25%, 03/01/30	599	556,645
2.95%, 03/01/50(a)	620	420,271
3.70%, 03/15/45	828	663,136
3.70%, 06/01/46	769	606,850
3.75%, 08/15/47	912	714,873
3.95%, 06/15/42	504	424,304
3.95%, 03/01/49	1,899	1,534,439
4.25%, 05/14/27	55	55,382
4.30%, 07/01/44	600	523,400
4.85%, 12/01/26	905	914,716
5.20%, 04/01/33	1,100	1,151,366
5.20%, 03/01/34	943	981,496
5.25%, 05/15/35	1,225	1,268,493
5.40%, 04/01/53(a)	930	924,277
5.70%, 10/01/37(a)	371	391,597
5.85%, 05/15/55	540	567,608
Series A, 1.90%, 04/01/28	1,230	1,176,450
Series A, 3.00%, 03/01/32	790	733,686
Series A, 4.00%, 04/01/43(a)	823	700,283
Series A, 4.05%, 05/15/48	855	706,818
Series A, 6.63%, 06/01/36	205	235,587
Series B, 3.25%, 04/01/51	797	564,284
Series B, 3.65%, 03/01/52	712	536,897
Series C, 2.63%, 03/01/31	1,093	1,009,801
DTE Energy Co.
2.95%, 03/01/30	879	835,014
4.88%, 06/01/28	1,270	1,293,060
4.95%, 07/01/27	1,205	1,219,683
5.05%, 10/01/35(a)	685	687,187
5.10%, 03/01/29	2,185	2,243,468
5.20%, 04/01/30	1,485	1,535,741
5.85%, 06/01/34(a)	1,460	1,563,071
Series C, 3.40%, 06/15/29	1,098	1,067,864
Duke Energy Carolinas LLC
2.45%, 08/15/29	846	801,174
2.45%, 02/01/30	253	237,830
2.55%, 04/15/31	642	591,619
2.85%, 03/15/32	1,005	923,443
2.95%, 12/01/26	1,206	1,196,372
Security	Par (000)	Value
Electric (continued)
3.20%, 08/15/49	$1,269	$881,244
3.45%, 04/15/51	970	701,211
3.55%, 03/15/52	627	461,693
3.70%, 12/01/47	952	736,083
3.75%, 06/01/45	924	738,731
3.88%, 03/15/46	908	733,042
3.95%, 11/15/28(a)	1,112	1,114,950
3.95%, 03/15/48	1,132	913,236
4.00%, 09/30/42	1,182	1,008,501
4.25%, 12/15/41	1,050	938,116
4.85%, 03/15/30	759	782,711
4.85%, 01/15/34(a)	785	799,838
4.95%, 01/15/33	2,025	2,097,061
5.25%, 03/15/35	830	863,789
5.30%, 02/15/40(a)	1,322	1,355,927
5.35%, 01/15/53	1,635	1,599,815
5.40%, 01/15/54(a)	626	621,695
6.00%, 01/15/38	872	948,358
6.05%, 04/15/38	977	1,068,557
6.10%, 06/01/37	821	896,316
6.45%, 10/15/32	995	1,106,122
Series A, 6.00%, 12/01/28(a)	942	994,938
Duke Energy Corp.
2.45%, 06/01/30	1,568	1,454,158
2.55%, 06/15/31	1,699	1,548,601
3.15%, 08/15/27	1,242	1,223,813
3.30%, 06/15/41	1,149	894,809
3.40%, 06/15/29	1,065	1,040,038
3.50%, 06/15/51	1,563	1,110,103
3.75%, 09/01/46	2,370	1,830,304
3.95%, 08/15/47(a)	981	771,145
4.20%, 06/15/49	1,000	803,405
4.30%, 03/15/28	1,680	1,688,346
4.50%, 08/15/32(a)	1,845	1,846,252
4.80%, 12/15/45	967	870,875
4.85%, 01/05/27(a)	660	665,301
4.85%, 01/05/29	840	857,769
4.95%, 09/15/35	1,540	1,539,260
5.00%, 12/08/27	1,230	1,250,627
5.00%, 08/15/52	1,865	1,682,746
5.45%, 06/15/34(a)	1,270	1,330,568
5.70%, 09/15/55	2,450	2,444,986
5.75%, 09/15/33(a)	1,070	1,140,921
5.80%, 06/15/54	1,355	1,371,671
6.10%, 09/15/53	1,270	1,337,592
6.45%, 09/01/54, (5-year CMT + 2.59%)(d)	935	981,925
Duke Energy Florida LLC
1.75%, 06/15/30	1,000	902,495
2.40%, 12/15/31(a)	1,097	991,994
2.50%, 12/01/29	1,251	1,182,132
3.00%, 12/15/51	575	377,941
3.20%, 01/15/27	447	443,965
3.40%, 10/01/46	919	683,844
3.80%, 07/15/28(a)	543	542,755
3.85%, 11/15/42	682	567,775
4.20%, 12/01/30	130	130,271
4.20%, 07/15/48	702	583,335
4.85%, 12/01/35	230	231,209
5.65%, 04/01/40	695	729,693
5.88%, 11/15/33(a)	1,030	1,117,964
5.95%, 11/15/52	944	992,478

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.20%, 11/15/53(a)	$995	$1,088,282
6.35%, 09/15/37	724	812,872
6.40%, 06/15/38	1,663	1,882,823
Duke Energy Indiana LLC
2.75%, 04/01/50	525	333,172
3.75%, 05/15/46	769	607,164
5.25%, 03/01/34	798	830,405
5.40%, 04/01/53	1,020	992,311
5.90%, 05/15/55	500	523,082
6.12%, 10/15/35	639	698,307
6.35%, 08/15/38	354	395,904
6.45%, 04/01/39	874	977,582
Series UUU, 4.20%, 03/15/42(a)	445	387,049
Series WWW, 4.90%, 07/15/43	650	611,372
Series YYY, 3.25%, 10/01/49	752	525,139
Duke Energy Ohio Inc.
2.13%, 06/01/30	949	872,104
3.65%, 02/01/29(a)	634	628,267
3.70%, 06/15/46	590	458,732
4.30%, 02/01/49	604	503,577
5.25%, 04/01/33	700	731,490
5.30%, 06/15/35	710	737,351
5.55%, 03/15/54	660	659,929
5.65%, 04/01/53	595	599,837
Duke Energy Progress LLC
2.00%, 08/15/31(a)	1,295	1,149,756
2.50%, 08/15/50	832	500,382
2.90%, 08/15/51(a)	732	473,065
3.40%, 04/01/32(a)	1,105	1,049,437
3.45%, 03/15/29	1,209	1,190,468
3.60%, 09/15/47	801	612,443
3.70%, 09/01/28	871	866,777
3.70%, 10/15/46	801	622,951
4.00%, 04/01/52	795	632,360
4.10%, 05/15/42	809	700,507
4.10%, 03/15/43	859	736,405
4.15%, 12/01/44	807	683,880
4.20%, 08/15/45	1,094	931,507
4.35%, 03/06/27	210	211,379
4.38%, 03/30/44	708	618,287
5.05%, 03/15/35	1,479	1,515,296
5.10%, 03/15/34	890	925,024
5.25%, 03/15/33	880	922,660
5.35%, 03/15/53	1,075	1,049,416
5.55%, 03/15/55(a)	880	883,038
6.30%, 04/01/38	715	803,990
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	777	705,525
2.78%, 01/07/32(b)	710	634,148
3.62%, 08/01/27(b)	679	668,358
E.ON International Finance BV, 6.65%, 04/30/38(b)	1,695	1,916,534
Edison International
4.13%, 03/15/28	1,175	1,161,335
5.25%, 11/15/28	1,140	1,156,464
5.25%, 03/15/32(a)	635	635,694
5.45%, 06/15/29	995	1,011,275
5.75%, 06/15/27(a)	1,141	1,160,398
6.25%, 03/15/30	955	998,223
6.95%, 11/15/29	975	1,038,414
EDP Finance BV, 1.71%, 01/24/28(b)	1,737	1,649,655
Security	Par (000)	Value
Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44(a)	$449	$400,840
6.00%, 05/15/35	719	754,127
Electricite de France SA
4.50%, 09/21/28(b)	2,453	2,472,677
4.75%, 10/13/35(a)(b)	457	453,705
4.88%, 09/21/38(b)	720	681,644
4.88%, 01/22/44(b)	1,826	1,644,238
4.95%, 10/13/45(a)(b)	1,974	1,780,677
5.00%, 09/21/48(a)(b)	2,019	1,814,409
5.25%, 10/13/55(a)(b)	560	507,160
5.60%, 01/27/40(b)	983	1,006,201
5.65%, 04/22/29(b)	1,200	1,252,730
5.70%, 05/23/28(b)	780	806,455
5.75%, 01/13/35(a)(b)	900	946,291
5.95%, 04/22/34(b)	1,200	1,285,203
6.00%, 04/22/64(b)	2,000	1,985,780
6.00%, 01/22/2114(a)(b)	752	747,644
6.25%, 05/23/33(a)(b)	1,145	1,250,309
6.38%, 01/13/55(b)	1,100	1,161,196
6.90%, 05/23/53(b)	1,580	1,779,234
6.95%, 01/26/39(b)	2,904	3,280,757
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(b)	295	319,099
Emera U.S. Finance LP
2.64%, 06/15/31	990	890,549
4.75%, 06/15/46	2,461	2,126,448
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	506	490,200
Enel Chile SA, 4.88%, 06/12/28	1,676	1,698,722
Enel Finance America LLC, 2.88%, 07/12/41(b)	1,540	1,119,839
Enel Finance International NV
2.13%, 07/12/28(b)	1,110	1,054,248
2.50%, 07/12/31(b)	1,911	1,723,817
3.50%, 04/06/28(b)	2,585	2,549,308
3.63%, 05/25/27(b)	1,565	1,553,907
4.13%, 09/30/28(b)	1,000	1,000,724
4.38%, 09/30/30(b)	1,000	998,637
4.63%, 06/15/27(b)	1,515	1,525,113
4.75%, 05/25/47(b)	3,440	3,021,862
4.88%, 06/14/29(a)(b)	1,660	1,711,851
5.00%, 06/15/32(b)	2,210	2,257,773
5.00%, 09/30/35(b)	1,000	997,739
5.13%, 06/26/29(b)	2,190	2,251,431
5.50%, 06/26/34(b)	840	877,769
5.50%, 06/15/52(b)	1,888	1,808,237
5.75%, 09/30/55(b)	1,555	1,532,166
6.00%, 10/07/39(a)(b)	2,362	2,505,774
6.80%, 09/15/37(a)(b)	1,665	1,883,646
7.50%, 10/14/32(b)	1,270	1,468,477
7.75%, 10/14/52(b)	1,660	2,047,272
Engie Energia Chile SA
3.40%, 01/28/30(b)	430	405,465
6.38%, 04/17/34(b)	430	458,857
Engie SA
5.25%, 04/10/29(b)	1,070	1,105,493
5.63%, 04/10/34(a)(b)	1,175	1,238,267
5.88%, 04/10/54(a)(b)	760	778,194
Entergy Arkansas LLC
2.65%, 06/15/51	1,195	728,055
3.35%, 06/15/52	742	515,470

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 06/01/28	$635	$636,304
4.20%, 04/01/49(a)	890	731,503
4.95%, 12/15/44	501	472,509
5.15%, 01/15/33	780	810,131
5.30%, 09/15/33	210	219,691
5.45%, 06/01/34	1,185	1,246,611
5.75%, 06/01/54	635	655,280
Entergy Corp.
1.90%, 06/15/28	1,445	1,370,230
2.40%, 06/15/31	1,304	1,174,337
2.80%, 06/15/30	1,136	1,066,053
3.75%, 06/15/50(a)	1,133	837,042
5.88%, 06/15/56, (5-year CMT + 2.17%)(d)	400	399,497
6.10%, 06/15/56, (5-year CMT + 2.01%)(d)	400	402,379
7.13%, 12/01/54, (5-year CMT + 2.67%)(d)	1,500	1,577,557
Entergy Louisiana LLC
1.60%, 12/15/30	621	552,166
2.35%, 06/15/32	834	736,464
2.90%, 03/15/51	563	361,618
3.05%, 06/01/31	463	435,238
3.10%, 06/15/41	605	462,141
3.12%, 09/01/27	1,001	987,103
3.25%, 04/01/28	924	911,674
4.00%, 03/15/33	1,239	1,199,943
4.20%, 09/01/48	1,466	1,207,345
4.20%, 04/01/50	870	709,722
4.75%, 09/15/52	890	793,023
4.95%, 01/15/45	884	818,365
5.15%, 09/15/34	1,060	1,090,739
5.35%, 03/15/34	865	903,900
5.70%, 03/15/54	995	1,007,215
5.80%, 03/15/55	1,225	1,259,703
Entergy Mississippi LLC
2.85%, 06/01/28	695	677,454
3.50%, 06/01/51	650	467,166
3.85%, 06/01/49	782	608,758
5.00%, 09/01/33	595	608,545
5.80%, 04/15/55	850	874,417
5.85%, 06/01/54	660	680,598
Entergy Texas Inc.
1.75%, 03/15/31	1,073	946,867
3.55%, 09/30/49	847	617,140
4.00%, 03/30/29	730	728,609
4.50%, 03/30/39	671	632,271
5.00%, 09/15/52	560	509,633
5.15%, 06/01/45(a)	298	284,574
5.25%, 04/15/35	925	955,853
5.55%, 09/15/54	775	765,465
5.80%, 09/01/53	545	555,171
Evergy Inc.
2.90%, 09/15/29	909	866,931
6.65%, 06/01/55, (5-year CMT + 2.56%)(d)	240	244,495
Evergy Kansas Central Inc.
3.10%, 04/01/27	630	622,995
3.25%, 09/01/49	930	648,980
3.45%, 04/15/50	850	611,084
4.10%, 04/01/43	897	759,559
4.13%, 03/01/42	965	827,076
4.25%, 12/01/45	551	466,432
4.63%, 09/01/43	391	348,890
4.70%, 03/13/28	470	475,382
Security	Par (000)	Value
Electric (continued)
5.25%, 03/15/35(a)	$590	$605,361
5.70%, 03/15/53	770	778,568
5.90%, 11/15/33	575	621,032
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	105	88,953
Evergy Metro Inc.
4.20%, 06/15/47	525	435,283
4.20%, 03/15/48(a)	562	468,067
4.95%, 04/15/33	590	604,901
5.13%, 08/15/35	545	554,375
5.30%, 10/01/41	664	660,522
5.40%, 04/01/34(a)	585	615,381
Series 2019, 4.13%, 04/01/49	577	466,829
Series 2020, 2.25%, 06/01/30(a)	929	858,957
Series B, 6.05%, 11/15/35(a)	494	536,446
Evergy Missouri West Inc.
3.75%, 03/15/32(b)	342	318,821
5.15%, 12/15/27(b)	870	885,217
5.25%, 12/15/35(b)	500	507,700
5.65%, 06/01/34(a)(b)	570	595,245
Eversource Energy
2.55%, 03/15/31	300	271,120
2.90%, 03/01/27	992	975,826
3.38%, 03/01/32	1,145	1,061,132
3.45%, 01/15/50	1,020	732,779
4.45%, 12/15/30	595	593,427
4.60%, 07/01/27	990	995,478
5.00%, 01/01/27	580	585,006
5.13%, 05/15/33	995	1,009,853
5.45%, 03/01/28	2,290	2,345,084
5.50%, 01/01/34	1,100	1,137,052
5.85%, 04/15/31	1,440	1,521,341
5.95%, 02/01/29	540	565,061
5.95%, 07/15/34	1,215	1,290,381
Series M, 3.30%, 01/15/28	1,810	1,775,210
Series O, 4.25%, 04/01/29	934	933,251
Series R, 1.65%, 08/15/30(a)	967	852,560
Exelon Corp.
2.75%, 03/15/27	1,040	1,021,526
3.35%, 03/15/32	208	195,157
4.05%, 04/15/30	1,917	1,902,179
4.10%, 03/15/52	1,310	1,022,258
4.45%, 04/15/46	1,407	1,203,363
4.70%, 04/15/50	1,083	942,594
4.95%, 06/15/35(a)	1,172	1,171,580
5.10%, 06/15/45	1,522	1,430,087
5.13%, 03/15/31	1,180	1,221,139
5.15%, 03/15/28	1,662	1,699,137
5.15%, 03/15/29	940	967,987
5.30%, 03/15/33	1,290	1,345,823
5.45%, 03/15/34	1,695	1,774,527
5.60%, 03/15/53	1,890	1,864,848
5.63%, 06/15/35	1,040	1,095,419
5.88%, 03/15/55	730	747,504
6.50%, 03/15/55, (5-year CMT + 1.98%)(d)	1,040	1,087,593
7.60%, 04/01/32(a)	615	714,995
Fells Point Funding Trust, 3.05%, 01/31/27(b)	1,550	1,528,722
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	2,397	2,505,302
FirstEnergy Corp.
2.65%, 03/01/30	755	701,871

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 2.25%, 09/01/30	$740	$670,678
Series B, 3.90%, 07/15/27	2,229	2,217,340
Series C, 3.40%, 03/01/50	1,390	975,082
Series C, 4.85%, 07/15/47	1,275	1,131,452
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	890	870,783
3.60%, 06/01/29(b)	379	371,941
4.30%, 01/15/29(b)	1,316	1,319,872
5.20%, 04/01/28(b)	635	649,223
6.15%, 10/01/38	405	445,199
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	1,224	1,182,152
4.55%, 01/15/30	690	698,739
4.55%, 04/01/49(b)	990	858,911
4.75%, 01/15/33(b)	800	803,948
5.00%, 01/15/35	760	765,563
5.45%, 07/15/44(b)	905	885,287
Florida Power & Light Co.
2.45%, 02/03/32	2,732	2,475,291
2.88%, 12/04/51	2,099	1,367,940
3.15%, 10/01/49	1,298	908,864
3.70%, 12/01/47	1,569	1,227,530
3.80%, 12/15/42	892	744,230
3.95%, 03/01/48	1,775	1,447,470
3.99%, 03/01/49	1,450	1,173,255
4.05%, 06/01/42	1,300	1,125,082
4.05%, 10/01/44	975	818,210
4.13%, 02/01/42	1,105	970,839
4.13%, 06/01/48	957	795,502
4.40%, 05/15/28(a)	1,440	1,458,168
4.63%, 05/15/30	1,465	1,495,253
4.80%, 05/15/33	1,460	1,495,546
4.95%, 06/01/35	975	1,000,067
5.00%, 08/01/34	1,025	1,052,945
5.05%, 04/01/28	1,550	1,589,357
5.10%, 04/01/33	1,080	1,124,123
5.13%, 06/01/41(a)	530	534,622
5.15%, 06/15/29	1,240	1,289,189
5.25%, 02/01/41	935	940,491
5.30%, 06/15/34	880	925,795
5.30%, 04/01/53	735	720,758
5.60%, 06/15/54	1,480	1,511,456
5.63%, 04/01/34	777	832,821
5.65%, 02/01/37(a)	660	709,767
5.69%, 03/01/40	800	849,612
5.70%, 03/15/55	1,545	1,605,198
5.80%, 03/15/65	1,245	1,305,345
5.95%, 10/01/33(a)	405	445,578
5.95%, 02/01/38	1,050	1,148,595
5.96%, 04/01/39	880	958,221
Series A, 3.30%, 05/30/27(a)	910	904,301
Georgia Power Co.
3.25%, 03/30/27	710	704,276
4.00%, 10/01/28(a)	800	801,777
4.30%, 03/15/42	1,828	1,625,548
4.30%, 03/15/43	852	749,219
4.55%, 03/15/30	920	937,261
4.65%, 05/16/28(a)	1,225	1,244,464
4.70%, 05/15/32	1,290	1,313,450
4.85%, 03/15/31	1,680	1,730,952
4.95%, 05/17/33	1,898	1,943,344
Security	Par (000)	Value
Electric (continued)
5.00%, 02/23/27(a)	$395	$400,054
5.13%, 05/15/52(a)	1,331	1,263,169
5.20%, 03/15/35(a)	1,320	1,362,721
5.25%, 03/15/34	2,360	2,449,620
5.40%, 06/01/40(a)	394	402,622
5.50%, 10/01/55	1,200	1,190,024
Series 10-C, 4.75%, 09/01/40(a)	904	868,923
Series A, 3.25%, 03/15/51	330	229,401
Series B, 2.65%, 09/15/29	1,243	1,183,530
Series B, 3.70%, 01/30/50	179	136,985
Great River Energy, 6.25%, 07/01/38(a)(b)	338	355,535
Hanwha Futureproof Corp., 4.75%, 04/30/28(b)	35	35,647
Iberdrola International BV, 6.75%, 07/15/36	830	944,599
Idaho Power Co.
3.65%, 03/01/45	175	134,116
5.20%, 08/15/34	660	684,508
5.50%, 03/15/53	850	847,155
5.70%, 03/15/55	925	943,186
5.80%, 04/01/54(a)	420	432,625
Series K, 4.20%, 03/01/48	800	669,273
Indiana Michigan Power Co.
3.25%, 05/01/51	740	504,508
3.85%, 05/15/28	430	429,390
4.25%, 08/15/48	880	720,302
5.63%, 04/01/53	780	787,098
6.05%, 03/15/37	645	710,022
Series K, 4.55%, 03/15/46	720	632,227
Series L, 3.75%, 07/01/47	557	433,916
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	845	678,397
4.70%, 09/01/45(a)(b)	395	340,700
5.05%, 08/15/35(a)(b)	400	405,947
5.65%, 12/01/32(b)	635	668,128
5.70%, 04/01/54(b)	1,475	1,479,636
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	190	187,202
4.75%, 01/15/51(a)(b)	1,245	974,349
4.88%, 01/14/48(a)(b)	802	643,289
Interchile SA, 4.50%, 06/30/56(b)	1,815	1,578,644
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	234	212,946
International Transmission Co., 4.63%, 08/15/43	265	236,263
Interstate Power & Light Co.
3.10%, 11/30/51	430	283,586
3.70%, 09/15/46	575	439,318
4.70%, 10/15/43	407	360,900
5.45%, 09/30/54	315	303,927
5.60%, 06/29/35	845	885,634
5.70%, 10/15/33	185	195,793
6.25%, 07/15/39(a)	481	523,521
Interstate Power and Light Co.
2.30%, 06/01/30	799	734,084
3.50%, 09/30/49(a)	700	511,636
3.60%, 04/01/29	1,059	1,039,658
4.10%, 09/26/28	1,000	999,944
4.95%, 09/30/34	548	549,924
5.60%, 10/01/55	1,000	988,089
IPALCO Enterprises Inc.
4.25%, 05/01/30	1,160	1,138,775
5.75%, 04/01/34	880	900,544

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	$1,470	$1,454,165
7.75%, 12/15/27(b)	165	174,900
ITC Holdings Corp.
2.95%, 05/14/30(b)	1,472	1,390,782
3.35%, 11/15/27	1,052	1,036,894
4.95%, 09/22/27(b)	1,260	1,275,501
5.30%, 07/01/43(a)	1,015	988,558
5.40%, 06/01/33(b)	840	871,443
5.65%, 05/09/34(a)(b)	640	670,764
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	595	536,646
4.15%, 01/15/29(b)	1,345	1,345,698
4.40%, 01/15/31(b)	935	932,681
5.10%, 01/15/35	1,175	1,193,577
5.15%, 01/15/36(a)(b)	660	672,336
6.15%, 06/01/37	423	463,699
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	479	465,184
Kallpa Generacion SA
5.50%, 09/11/35(a)(b)	785	788,925
5.88%, 01/30/32(b)	165	172,128
Kentucky Power Co., 7.00%, 11/15/33(b)	715	786,303
Kentucky Utilities Co.
3.30%, 06/01/50	805	564,924
4.38%, 10/01/45	882	760,907
5.13%, 11/01/40	405	404,748
5.45%, 04/15/33	755	794,512
5.85%, 08/15/55	670	690,472
Series 1, 4.65%, 11/15/43(a)	334	294,861
Liberty Utilities Co.
5.58%, 01/31/29(b)	530	548,678
5.87%, 01/31/34(a)(b)	625	656,390
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,413	1,276,099
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	513	533,862
Louisville Gas and Electric Co.
4.25%, 04/01/49	662	548,138
4.38%, 10/01/45	653	563,501
4.65%, 11/15/43(a)	440	389,912
5.13%, 11/15/40(a)	585	585,432
5.45%, 04/15/33	965	1,016,258
5.85%, 08/15/55	875	898,769
Majapahit Holding BV, 7.88%, 06/29/37(b)	155	188,598
Massachusetts Electric Co.
1.73%, 11/24/30(b)	954	835,766
4.00%, 08/15/46(b)	880	714,831
5.87%, 02/26/54(b)	735	746,103
5.90%, 11/15/39(b)	1,355	1,438,464
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	230	235,424
MidAmerican Energy Co.
2.70%, 08/01/52	340	213,275
3.10%, 05/01/27	748	740,305
3.15%, 04/15/50	825	570,969
3.65%, 04/15/29	1,945	1,924,733
3.65%, 08/01/48	1,227	929,672
3.95%, 08/01/47	1,145	921,107
4.25%, 05/01/46	986	841,908
4.25%, 07/15/49	1,362	1,137,750
4.40%, 10/15/44	788	692,749
Security	Par (000)	Value
Electric (continued)
4.80%, 09/15/43	$658	$611,677
5.30%, 02/01/55	940	908,441
5.35%, 01/15/34(a)	865	910,808
5.50%, 11/15/56	500	498,416
5.75%, 11/01/35	705	759,371
5.80%, 10/15/36	965	1,048,031
5.85%, 09/15/54	1,645	1,723,081
6.75%, 12/30/31	845	956,340
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	548	548,096
Minejesa Capital BV
4.63%, 08/10/30(b)	823	818,663
5.63%, 08/10/37(b)	795	787,050
Mississippi Power Co.
3.95%, 03/30/28	694	693,143
Series 12-A, 4.25%, 03/15/42	753	657,478
Series B, 3.10%, 07/30/51	556	372,629
Monongahela Power Co.
3.55%, 05/15/27(a)(b)	880	873,786
5.40%, 12/15/43(b)	1,165	1,153,549
5.85%, 02/15/34(b)	845	900,252
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	1,502	1,450,309
3.92%, 08/01/28(b)	770	767,396
4.17%, 12/10/42(a)(b)	435	363,273
5.35%, 05/01/34(b)	1,090	1,130,610
5.64%, 03/15/40(b)	351	364,611
National Grid PLC
5.42%, 01/11/34	1,390	1,451,374
5.60%, 06/12/28	980	1,012,798
5.81%, 06/12/33	1,135	1,214,015
National Grid USA
5.80%, 04/01/35(a)	500	525,545
8.00%, 11/15/30(a)	260	298,604
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	749	646,447
1.65%, 06/15/31	703	612,330
2.40%, 03/15/30	1,125	1,051,786
2.75%, 04/15/32	730	661,767
3.05%, 04/25/27(a)	850	839,873
3.40%, 02/07/28	1,041	1,030,143
3.70%, 03/15/29	782	774,189
3.90%, 11/01/28(a)	604	603,440
4.02%, 11/01/32(a)	936	914,379
4.12%, 09/16/27	1,255	1,259,661
4.15%, 12/15/32	697	685,686
4.30%, 03/15/49(a)	603	515,473
4.40%, 11/01/48	690	594,395
4.75%, 02/07/28	535	542,992
4.80%, 02/05/27	650	655,726
4.80%, 03/15/28	1,365	1,388,926
4.85%, 02/07/29	1,085	1,111,875
4.95%, 02/07/30	565	583,684
5.00%, 02/07/31	920	951,310
5.00%, 08/15/34	755	773,731
5.05%, 09/15/28	945	970,120
5.10%, 05/06/27	700	710,388
5.15%, 06/15/29	870	902,158
5.80%, 01/15/33	1,250	1,345,036
7.13%, 09/15/53, (5-year CMT + 3.53%)(d)	260	272,907

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 8.00%, 03/01/32	$635	$753,945
Series D, 4.15%, 08/25/28	925	930,258
Nevada Power Co.
5.38%, 09/15/40	552	561,006
5.45%, 05/15/41(a)	315	319,428
5.90%, 05/01/53(a)	670	684,262
6.00%, 03/15/54	885	921,338
6.25%, 05/15/55, (5-year CMT + 1.94%)(d)	5	5,044
Series CC, 3.70%, 05/01/29	1,089	1,073,848
Series DD, 2.40%, 05/01/30	991	922,498
Series EE, 3.13%, 08/01/50(a)	455	303,421
Series N, 6.65%, 04/01/36	595	673,422
Series R, 6.75%, 07/01/37	565	644,539
New England Power Co.
2.81%, 10/06/50(b)	770	480,328
3.80%, 12/05/47(a)(b)	935	730,951
5.85%, 09/08/55(b)	240	243,942
5.94%, 11/25/52(b)	510	531,303
New York State Electric & Gas Corp.
2.15%, 10/01/31(b)	1,070	945,684
3.25%, 12/01/26(b)	417	412,876
3.30%, 09/15/49(a)(b)	601	411,460
5.05%, 08/15/35(b)	465	472,025
5.30%, 08/15/34(b)	880	909,874
5.65%, 08/15/28(a)(b)	525	547,029
5.85%, 08/15/33(b)	725	774,275
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,560	1,522,654
1.90%, 06/15/28	2,597	2,469,365
2.25%, 06/01/30	3,247	2,986,118
2.44%, 01/15/32	1,529	1,362,277
2.75%, 11/01/29	1,825	1,736,373
3.00%, 01/15/52(a)	1,110	717,272
3.50%, 04/01/29	1,105	1,084,128
3.55%, 05/01/27	2,285	2,268,419
3.80%, 03/15/82, (5-year CMT + 2.55%)(d)	1,062	1,038,428
4.63%, 07/15/27(a)	1,940	1,959,548
4.69%, 09/01/27	900	909,526
4.80%, 12/01/77, (3-mo. SOFR US + 2.67%)(d)	536	524,509
4.85%, 02/04/28	1,640	1,670,088
4.90%, 02/28/28	2,050	2,088,388
4.90%, 03/15/29	1,710	1,753,317
5.00%, 02/28/30(a)	1,070	1,104,690
5.00%, 07/15/32	1,340	1,378,128
5.05%, 03/15/30	1,910	1,974,332
5.05%, 02/28/33	1,660	1,705,735
5.25%, 03/15/34	1,960	2,020,434
5.25%, 02/28/53	1,897	1,786,942
5.30%, 03/15/32	1,115	1,167,128
5.45%, 03/15/35	1,930	2,006,618
5.55%, 03/15/54	1,320	1,292,953
5.65%, 05/01/79, (3-mo. SOFR US + 3.42%)(a)(d)	766	775,239
5.90%, 03/15/55	1,330	1,368,304
6.38%, 08/15/55, (5-year CMT + 2.05%)(d)	2,055	2,132,940
6.50%, 08/15/55, (5-year CMT + 1.98%)(d)	1,735	1,835,771
6.70%, 09/01/54, (5-year CMT + 2.36%)(d)	360	374,109
6.75%, 06/15/54, (5-year CMT + 2.46%)(d)	1,410	1,513,084
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	1,640	1,682,086
Security	Par (000)	Value
Electric (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	$1,896	$1,720,382
2.76%, 01/10/32(a)(b)	680	613,439
3.03%, 06/27/50(b)	605	394,971
4.12%, 11/28/42(a)(b)	485	414,946
4.28%, 12/15/28(b)	808	809,587
4.28%, 10/01/34(b)	851	808,758
4.65%, 10/03/30(b)	920	926,785
5.29%, 01/17/34(b)	990	1,011,073
5.66%, 01/17/54(b)	1,120	1,113,246
5.78%, 09/16/52(b)	1,065	1,067,917
6.00%, 07/03/55(b)	605	623,886
Northern States Power Co./MN
2.25%, 04/01/31	705	643,188
2.60%, 06/01/51	1,026	642,115
2.90%, 03/01/50(a)	1,226	826,223
3.20%, 04/01/52	902	635,466
3.40%, 08/15/42	641	508,749
3.60%, 05/15/46	569	445,049
3.60%, 09/15/47	1,036	794,336
4.00%, 08/15/45	516	432,970
4.13%, 05/15/44	542	464,126
4.50%, 06/01/52	610	530,190
4.85%, 08/15/40(a)	371	359,653
5.05%, 05/15/35(a)	1,140	1,172,505
5.10%, 05/15/53	1,040	984,647
5.25%, 07/15/35	420	432,715
5.35%, 11/01/39	1,105	1,132,397
5.40%, 03/15/54	1,290	1,278,768
5.65%, 05/15/55	705	722,305
6.20%, 07/01/37	604	670,652
6.25%, 06/01/36	585	650,852
Northern States Power Co./WI, 5.65%, 06/15/54	465	478,486
NorthWestern Corp.
4.18%, 11/15/44(a)	685	579,583
5.07%, 03/21/30(b)	65	66,880
NRG Energy Inc.
2.45%, 12/02/27(b)	1,833	1,763,447
4.45%, 06/15/29(b)	858	855,766
4.73%, 10/15/30(b)	770	768,580
5.41%, 10/15/35(b)	870	871,106
7.00%, 03/15/33(b)	1,250	1,386,591
NSTAR Electric Co.
1.95%, 08/15/31	427	378,241
3.10%, 06/01/51(a)	595	409,019
3.20%, 05/15/27	1,044	1,032,875
3.25%, 05/15/29	1,005	976,378
3.95%, 04/01/30	895	886,387
4.40%, 03/01/44	480	424,563
4.55%, 06/01/52	704	607,583
4.85%, 03/01/30	820	841,309
4.95%, 09/15/52	650	597,305
5.20%, 03/01/35	1,500	1,539,065
5.40%, 06/01/34	870	907,555
5.50%, 03/15/40(a)	515	531,932
OGE Energy Corp., 5.45%, 05/15/29	760	789,558
Oglethorpe Power Corp.
3.75%, 08/01/50	755	548,146
4.20%, 12/01/42	550	453,637
4.25%, 04/01/46(a)	388	313,402

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.50%, 04/01/47	$1,035	$876,733
4.55%, 06/01/44(a)	295	249,237
5.05%, 10/01/48	904	823,332
5.25%, 09/01/50(a)	695	639,195
5.38%, 11/01/40	965	964,616
5.80%, 06/01/54	970	963,132
5.90%, 02/01/55	530	534,889
5.95%, 11/01/39	671	718,802
6.19%, 01/01/31(b)	386	404,190
6.20%, 12/01/53	705	737,802
Ohio Edison Co.
4.95%, 12/15/29(b)	670	688,319
5.50%, 01/15/33(b)	50	52,401
6.88%, 07/15/36	530	612,290
8.25%, 10/15/38(a)	370	476,379
Ohio Power Co.
4.00%, 06/01/49	800	625,967
4.15%, 04/01/48	615	489,563
5.00%, 06/01/33(a)	715	730,000
5.65%, 06/01/34(a)	660	691,690
Series D, 6.60%, 03/01/33(a)	500	553,899
Series F, 5.85%, 10/01/35(a)	395	420,637
Series G, 6.60%, 02/15/33	725	785,945
Series P, 2.60%, 04/01/30	585	546,138
Series Q, 1.63%, 01/15/31	219	191,634
Series R, 2.90%, 10/01/51	1,065	667,162
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	651	628,523
3.30%, 03/15/30	614	592,337
3.80%, 08/15/28	651	648,282
3.85%, 08/15/47	650	516,081
3.90%, 05/01/43(a)	275	225,117
4.00%, 12/15/44	565	460,487
4.15%, 04/01/47	590	487,524
4.55%, 03/15/44	345	306,336
5.25%, 05/15/41(a)	280	282,616
5.40%, 01/15/33	865	911,093
5.60%, 04/01/53	1,395	1,391,399
5.80%, 04/01/55(a)	890	912,071
5.85%, 06/01/40(a)	250	264,165
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	585	358,255
2.75%, 05/15/30	1,210	1,143,112
3.10%, 09/15/49	1,179	801,437
3.70%, 11/15/28	820	814,894
3.70%, 05/15/50	1,107	826,210
3.75%, 04/01/45	1,155	922,120
3.80%, 09/30/47	745	584,428
3.80%, 06/01/49	880	679,096
4.10%, 11/15/48	983	804,720
4.15%, 06/01/32	680	668,881
4.30%, 05/15/28	235	236,772
4.50%, 03/20/27(b)	725	730,465
4.55%, 09/15/32	1,630	1,637,450
4.55%, 12/01/41	855	781,227
4.60%, 06/01/52	820	698,724
4.65%, 11/01/29	1,225	1,249,499
4.95%, 09/15/52	1,670	1,522,864
5.25%, 09/30/40	795	802,839
5.30%, 06/01/42	690	684,091
5.35%, 04/01/35(b)	945	983,626
Security	Par (000)	Value
Electric (continued)
5.35%, 10/01/52	$612	$596,497
5.55%, 06/15/54	455	450,884
5.65%, 11/15/33	1,068	1,143,063
5.80%, 04/01/55(b)	1,195	1,227,915
7.00%, 05/01/32	630	717,841
7.25%, 01/15/33	1,040	1,200,851
7.50%, 09/01/38	1,110	1,349,073
Pacific Gas and Electric Co.
2.10%, 08/01/27(a)	1,370	1,321,372
2.50%, 02/01/31	4,187	3,766,891
3.00%, 06/15/28	1,570	1,518,949
3.25%, 06/01/31	1,630	1,515,033
3.30%, 03/15/27	785	775,462
3.30%, 12/01/27	2,175	2,137,618
3.30%, 08/01/40	751	574,485
3.50%, 08/01/50	3,392	2,334,612
3.75%, 07/01/28(a)	898	884,713
3.75%, 08/15/42	914	700,524
3.95%, 12/01/47	1,381	1,043,992
4.00%, 12/01/46	1,033	787,960
4.20%, 03/01/29	705	702,007
4.20%, 06/01/41	840	698,877
4.25%, 03/15/46	165	130,959
4.30%, 03/15/45	1,199	967,003
4.40%, 03/01/32	800	780,649
4.45%, 04/15/42	746	626,576
4.50%, 07/01/40	3,408	2,995,666
4.50%, 12/15/41	503	419,556
4.55%, 07/01/30	5,117	5,099,136
4.60%, 06/15/43	675	573,477
4.65%, 08/01/28	1,065	1,070,850
4.75%, 02/15/44(a)	1,917	1,646,946
4.95%, 07/01/50	5,771	4,980,868
5.00%, 06/04/28	1,210	1,229,650
5.05%, 10/15/32	1,075	1,082,163
5.25%, 03/01/52	1,650	1,464,689
5.45%, 06/15/27	940	953,855
5.55%, 05/15/29	1,740	1,799,162
5.70%, 03/01/35	1,640	1,696,157
5.80%, 05/15/34	1,935	2,018,684
5.90%, 06/15/32	1,121	1,178,352
5.90%, 10/01/54	1,175	1,148,970
6.00%, 08/15/35	1,355	1,431,528
6.10%, 01/15/29	1,395	1,458,161
6.10%, 10/15/55	1,150	1,156,749
6.15%, 01/15/33(a)	297	316,667
6.15%, 03/01/55	1,505	1,524,634
6.40%, 06/15/33	1,865	2,023,955
6.70%, 04/01/53	1,085	1,165,217
6.75%, 01/15/53	2,265	2,458,404
6.95%, 03/15/34	1,555	1,740,402
PacifiCorp
2.70%, 09/15/30	1,277	1,177,747
2.90%, 06/15/52	1,970	1,175,653
3.30%, 03/15/51	1,197	778,164
3.50%, 06/15/29(a)	915	888,856
4.10%, 02/01/42	605	486,393
4.13%, 01/15/49	1,105	843,454
4.15%, 02/15/50	1,177	897,009
5.10%, 02/15/29	1,285	1,309,562
5.25%, 06/15/35	495	498,551

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 02/15/31(a)	$1,980	$2,044,890
5.35%, 12/01/53	2,130	1,904,445
5.45%, 02/15/34	1,700	1,737,111
5.50%, 05/15/54	1,910	1,744,795
5.75%, 04/01/37	1,042	1,070,960
5.80%, 01/15/55	2,555	2,430,564
6.00%, 01/15/39	996	1,020,291
6.10%, 08/01/36(a)	1,079	1,133,430
6.25%, 10/15/37	886	933,691
6.35%, 07/15/38	694	733,219
7.70%, 11/15/31	862	985,994
Palomino Funding Trust I, 7.23%, 05/17/28(b)	1,050	1,111,053
PECO Energy Co.
2.80%, 06/15/50	568	365,242
2.85%, 09/15/51	305	195,567
3.00%, 09/15/49	644	433,786
3.05%, 03/15/51	610	406,779
3.70%, 09/15/47	630	490,778
3.90%, 03/01/48	1,205	965,818
4.15%, 10/01/44	480	409,698
4.38%, 08/15/52	645	544,105
4.60%, 05/15/52	510	446,533
4.80%, 10/15/43(a)	530	486,778
4.88%, 09/15/35	1,050	1,065,175
4.90%, 06/15/33	810	832,829
5.25%, 09/15/54	1,090	1,051,689
5.65%, 09/15/55	1,120	1,143,574
5.95%, 10/01/36(a)	295	322,689
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	466	472,505
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(a)(b)	1,032	969,698
3.38%, 02/05/30(b)	420	401,812
3.88%, 07/17/29(a)(b)	1,075	1,050,997
4.00%, 06/30/50(a)(b)	1,640	1,230,791
4.13%, 05/15/27(b)	2,992	2,984,539
4.38%, 02/05/50(b)	810	652,797
4.88%, 07/17/49(b)	353	305,674
5.25%, 10/24/42(a)(b)	1,818	1,706,156
5.25%, 05/15/47(b)	795	731,937
5.38%, 01/25/29(a)(b)	1,070	1,097,834
5.45%, 05/21/28(b)	1,645	1,688,392
6.15%, 05/21/48(a)(b)	2,235	2,301,038
6.25%, 01/25/49(b)	884	916,426
Pinnacle West Capital Corp.
4.90%, 05/15/28	980	996,826
5.15%, 05/15/30	355	366,993
Potomac Electric Power Co.
4.15%, 03/15/43	1,033	888,404
5.20%, 03/15/34	1,060	1,098,366
5.50%, 03/15/54	425	420,893
6.50%, 11/15/37	788	895,623
7.90%, 12/15/38(a)	335	431,793
PPL Capital Funding Inc.
4.13%, 04/15/30	624	621,344
5.25%, 09/01/34	900	927,168
PPL Electric Utilities Corp.
3.00%, 10/01/49(a)	649	440,224
3.95%, 06/01/47	767	630,389
4.13%, 06/15/44	530	452,304
Security	Par (000)	Value
Electric (continued)
4.15%, 10/01/45	$771	$660,521
4.15%, 06/15/48	699	584,276
4.75%, 07/15/43	325	301,900
4.85%, 02/15/34(a)	820	837,881
5.00%, 05/15/33	1,365	1,410,917
5.20%, 07/15/41(a)	210	203,384
5.25%, 05/15/53	1,565	1,533,117
5.55%, 08/15/55	1,880	1,902,614
6.25%, 05/15/39	685	766,248
Progress Energy Inc.
6.00%, 12/01/39	959	1,024,653
7.00%, 10/30/31	850	958,877
7.75%, 03/01/31	1,024	1,178,586
PSEG Power LLC, 5.20%, 05/15/30(b)	545	559,255
Public Service Co. of Colorado
1.88%, 06/15/31	850	746,902
3.55%, 06/15/46(a)	415	310,652
3.60%, 09/15/42	788	629,947
3.70%, 06/15/28	723	720,979
3.80%, 06/15/47	1,093	850,493
3.95%, 03/15/43	390	318,138
4.05%, 09/15/49	635	502,886
4.10%, 06/01/32(a)	530	521,817
4.10%, 06/15/48	805	651,749
4.30%, 03/15/44	621	536,179
4.50%, 06/01/52	835	711,278
4.75%, 08/15/41(a)	320	298,457
5.15%, 09/15/35(a)	925	942,606
5.25%, 04/01/53	1,420	1,343,060
5.35%, 05/15/34	1,920	1,991,495
5.75%, 05/15/54	1,140	1,158,861
5.85%, 05/15/55	920	947,326
6.50%, 08/01/38(a)	550	619,859
Series 17, 6.25%, 09/01/37	611	674,894
Series 34, 3.20%, 03/01/50	842	582,833
Series 35, 1.90%, 01/15/31	1,237	1,102,990
Series 36, 2.70%, 01/15/51	1,570	970,187
Public Service Co. of New Hampshire
3.60%, 07/01/49	640	481,223
4.40%, 07/01/28	1,015	1,025,781
5.15%, 01/15/53	525	495,942
5.35%, 10/01/33	1,070	1,123,082
Series V, 2.20%, 06/15/31	553	497,895
Public Service Co. of Oklahoma
5.20%, 01/15/35	820	833,510
5.25%, 01/15/33(a)	845	873,188
5.45%, 01/15/36	1,405	1,447,760
Series G, 6.63%, 11/15/37(a)	405	453,498
Series J, 2.20%, 08/15/31	915	813,174
Series K, 3.15%, 08/15/51(a)	535	357,875
Public Service Electric & Gas Co.
1.90%, 08/15/31	800	708,401
2.05%, 08/01/50(a)	506	280,650
2.45%, 01/15/30(a)	645	607,718
2.70%, 05/01/50	510	323,566
3.00%, 05/15/27	1,005	993,317
3.00%, 03/01/51	749	506,277
3.10%, 03/15/32	885	824,495
3.15%, 01/01/50	940	654,365
3.20%, 05/15/29	680	663,464
3.20%, 08/01/49	731	513,405

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.60%, 12/01/47	$854	$655,576
3.65%, 09/01/28	1,147	1,138,907
3.65%, 09/01/42	595	487,473
3.70%, 05/01/28	776	773,788
3.80%, 01/01/43(a)	550	454,832
3.80%, 03/01/46	980	788,739
3.85%, 05/01/49	984	777,210
3.95%, 05/01/42	685	585,779
4.05%, 05/01/48	940	774,105
4.15%, 11/01/45(a)	455	382,672
4.65%, 03/15/33	895	905,202
4.85%, 08/01/34	1,070	1,086,142
4.90%, 12/15/32	666	685,242
5.05%, 03/01/35(a)	380	390,094
5.13%, 03/15/53	590	564,874
5.20%, 08/01/33	330	344,376
5.20%, 03/01/34	1,060	1,102,640
5.30%, 08/01/54	1,185	1,158,088
5.38%, 11/01/39(a)	400	415,511
5.45%, 08/01/53	835	833,435
5.45%, 03/01/54	775	772,928
5.50%, 03/01/40	620	643,514
5.70%, 12/01/36	205	220,040
5.80%, 05/01/37	745	807,951
Series D, 5.25%, 07/01/35(a)	40	41,738
Series I, 4.00%, 06/01/44	450	370,765
Series K, 4.05%, 05/01/45(a)	465	384,101
Public Service Electric and Gas Co.
4.90%, 08/15/35	500	507,227
Series Q, 5.50%, 03/01/55	920	923,347
Public Service Enterprise Group Inc.
1.60%, 08/15/30	947	838,532
2.45%, 11/15/31	275	246,168
4.90%, 03/15/30	660	676,045
5.20%, 04/01/29(a)	715	736,981
5.40%, 03/15/35	740	766,363
5.45%, 04/01/34(a)	1,065	1,110,898
5.85%, 11/15/27(a)	1,435	1,482,825
5.88%, 10/15/28	1,110	1,161,630
6.13%, 10/15/33	760	824,010
Puget Energy Inc.
2.38%, 06/15/28	1,145	1,093,827
4.10%, 06/15/30	1,120	1,096,843
4.22%, 03/15/32	1,080	1,036,933
5.73%, 03/15/35	645	665,365
Puget Sound Energy Inc.
2.89%, 09/15/51	585	379,316
3.25%, 09/15/49	850	590,915
4.22%, 06/15/48	945	788,603
4.30%, 05/20/45	672	566,501
4.43%, 11/15/41	504	444,653
5.33%, 06/15/34	535	555,302
5.45%, 06/01/53	575	561,369
5.48%, 06/01/35	425	437,428
5.60%, 09/15/55	1,225	1,217,831
5.64%, 04/15/41(a)	275	279,430
5.69%, 06/15/54	1,060	1,075,294
5.76%, 10/01/39	715	757,219
5.76%, 07/15/40(a)	585	603,793
5.80%, 03/15/40	545	573,367
6.27%, 03/15/37(a)	490	541,392
Security	Par (000)	Value
Electric (continued)
6.72%, 06/15/36	$240	$270,214
7.02%, 12/01/27(a)	520	550,240
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	1,009	997,204
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	255	270,858
RWE Finance U.S. LLC
5.13%, 09/18/35(b)	385	383,003
5.88%, 04/16/34(b)	2,030	2,141,941
5.88%, 09/18/55(b)	1,440	1,419,864
6.25%, 04/16/54(b)	1,760	1,827,151
San Diego Gas & Electric Co.
3.70%, 03/15/52	990	732,129
3.95%, 11/15/41(a)	577	482,025
4.15%, 05/15/48	749	609,723
4.30%, 04/01/42(a)	461	397,084
4.50%, 08/15/40	1,074	990,893
4.95%, 08/15/28	1,415	1,449,029
5.35%, 05/15/35(a)	718	747,210
5.35%, 05/15/40(a)	350	353,874
5.35%, 04/01/53	230	221,191
5.40%, 04/15/35	1,500	1,563,805
5.55%, 04/15/54	1,045	1,034,372
6.00%, 06/01/39	425	460,461
Series FFF, 6.13%, 09/15/37(a)	450	490,207
Series RRR, 3.75%, 06/01/47	767	591,407
Series TTT, 4.10%, 06/15/49	765	615,542
Series UUU, 3.32%, 04/15/50(a)	797	561,061
Series VVV, 1.70%, 10/01/30	1,183	1,055,282
Series WWW, 2.95%, 08/15/51	1,850	1,200,466
Series XXX, 3.00%, 03/15/32	1,025	942,759
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	1,330	1,309,837
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,856	1,883,476
Sempra
3.25%, 06/15/27	1,704	1,678,729
3.40%, 02/01/28	1,812	1,785,030
3.70%, 04/01/29	1,778	1,750,725
3.80%, 02/01/38	1,698	1,469,441
4.00%, 02/01/48	1,580	1,222,753
4.13%, 04/01/52, (5-year CMT + 2.87%)(a)(d)	1,655	1,611,945
5.50%, 08/01/33(a)	1,550	1,628,712
6.00%, 10/15/39(a)	1,704	1,797,797
6.38%, 04/01/56, (5-year CMT + 2.63%)(a)(d)	50	50,935
6.40%, 10/01/54, (5-year CMT + 2.63%)(d)	1,290	1,313,215
6.55%, 04/01/55, (5-year CMT + 2.14%)(d)	1,020	1,033,344
6.63%, 04/01/55, (5-year CMT + 2.35%)(d)	620	626,632
6.88%, 10/01/54, (5-year CMT + 2.79%)(a)(d)	1,315	1,347,982
Sierra Pacific Power Co.
5.90%, 03/15/54	715	722,996
6.20%, 12/15/55, (5-year CMT + 2.55%)(a)(d)	375	371,740
Series P, 6.75%, 07/01/37(a)	365	413,511
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	265	252,098
Solar Star Funding LLC, 5.38%, 06/30/35(b)	867	888,683
Southern California Edison Co.
2.25%, 06/01/30	1,048	949,380
2.75%, 02/01/32(a)	937	834,492
2.85%, 08/01/29	1,148	1,083,923
3.45%, 02/01/52	1,065	722,431
3.65%, 02/01/50	2,037	1,440,680

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.90%, 12/01/41	$680	$533,829
4.00%, 04/01/47	2,838	2,175,343
4.05%, 03/15/42(a)	945	764,404
4.50%, 09/01/40	1,012	899,154
4.65%, 10/01/43	1,521	1,315,886
4.88%, 02/01/27	875	880,171
5.15%, 06/01/29(a)	1,425	1,453,420
5.20%, 06/01/34(a)	1,190	1,200,007
5.25%, 03/15/30	1,660	1,704,724
5.30%, 03/01/28	1,370	1,397,073
5.45%, 06/01/31	1,320	1,365,055
5.45%, 03/01/35(a)	1,497	1,528,996
5.50%, 03/15/40	1,074	1,069,754
5.63%, 02/01/36	623	634,659
5.65%, 10/01/28	935	967,270
5.70%, 03/01/53	855	809,808
5.75%, 04/15/54	355	341,142
5.85%, 11/01/27	1,285	1,319,411
5.88%, 12/01/53	1,155	1,128,478
5.90%, 03/01/55(a)	1,255	1,236,059
5.95%, 11/01/32(a)	1,115	1,183,228
6.00%, 01/15/34(a)	1,027	1,084,552
6.05%, 03/15/39(a)	980	1,021,496
6.20%, 09/15/55(a)	870	892,698
6.65%, 04/01/29(a)	1,565	1,650,257
Series 04-G, 5.75%, 04/01/35	750	781,054
Series 05-B, 5.55%, 01/15/36(a)	305	309,653
Series 05-E, 5.35%, 07/15/35	812	821,769
Series 06-E, 5.55%, 01/15/37	630	636,391
Series 08-A, 5.95%, 02/01/38	1,050	1,081,898
Series 13-A, 3.90%, 03/15/43	685	536,059
Series 20A, 2.95%, 02/01/51	1,580	985,280
Series A, 4.20%, 03/01/29	1,278	1,270,086
Series B, 3.65%, 03/01/28	895	883,029
Series B, 4.88%, 03/01/49	1,002	861,125
Series C, 3.60%, 02/01/45	924	677,103
Series C, 4.13%, 03/01/48	2,166	1,682,907
Series D, 4.70%, 06/01/27	1,110	1,116,770
Series E, 5.45%, 06/01/52	776	712,386
Series G, 2.50%, 06/01/31	1,181	1,059,316
Series H, 3.65%, 06/01/51	995	698,901
Southern Co. (The)
4.25%, 07/01/36	949	894,008
4.40%, 07/01/46	3,480	2,980,546
4.85%, 06/15/28	1,730	1,760,957
4.85%, 03/15/35	1,465	1,459,170
5.11%, 08/01/27	1,105	1,122,120
5.20%, 06/15/33	1,625	1,678,811
5.50%, 03/15/29(a)	2,245	2,333,575
5.70%, 10/15/32	1,060	1,129,288
5.70%, 03/15/34	1,960	2,070,131
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(d)	780	825,802
Series 21-B, 1.75%, 03/15/28	1,142	1,083,609
Series A, 3.70%, 04/30/30	2,000	1,957,703
Southern Power Co.
5.15%, 09/15/41	883	858,910
5.25%, 07/15/43	596	572,551
Series A, 4.25%, 10/01/30	825	823,651
Series B, 4.90%, 10/01/35	1,125	1,117,956
Series F, 4.95%, 12/15/46(a)	658	598,033
Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co.
3.25%, 11/01/51	$1,180	$789,798
5.30%, 04/01/33	220	226,420
6.20%, 03/15/40	780	841,264
Series J, 3.90%, 04/01/45	724	571,765
Series L, 3.85%, 02/01/48	729	551,571
Series M, 4.10%, 09/15/28	658	657,107
Southwestern Public Service Co.
3.40%, 08/15/46	720	522,348
3.70%, 08/15/47	737	560,482
3.75%, 06/15/49	567	425,460
4.50%, 08/15/41(a)	770	696,578
5.30%, 05/15/35	955	981,197
6.00%, 10/01/36(a)	406	428,667
6.00%, 06/01/54	929	964,629
Series 6, 4.40%, 11/15/48	668	561,726
Series 8, 3.15%, 05/01/50	940	632,690
SP Group Treasury Pte Ltd.
3.38%, 02/27/29(a)(b)	1,021	1,005,050
4.63%, 11/21/29(b)	295	302,599
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	650	640,097
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	865	836,404
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)	150	143,601
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	945	958,397
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	4,035	4,017,609
4.00%, 05/04/47(a)(b)	707	637,111
4.25%, 05/02/28(a)(b)	905	913,094
System Energy Resources Inc.
5.30%, 12/15/34(a)	1,150	1,168,652
6.00%, 04/15/28	395	410,079
Tampa Electric Co.
2.40%, 03/15/31	1,076	983,492
3.45%, 03/15/51(a)	779	561,637
3.63%, 06/15/50	685	506,110
4.10%, 06/15/42	530	453,553
4.20%, 05/15/45(a)	510	423,120
4.30%, 06/15/48	432	365,178
4.35%, 05/15/44	602	521,145
4.45%, 06/15/49	653	556,020
4.90%, 03/01/29	1,085	1,111,723
5.00%, 07/15/52	456	419,145
5.15%, 03/01/35(a)	860	878,667
6.15%, 05/15/37	385	418,015
6.55%, 05/15/36(a)	335	376,642
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)(b)	619	612,656
Toledo Edison Co. (The), 6.15%, 05/15/37	467	514,427
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	1,170	1,205,455
Transelec SA, 3.88%, 01/12/29(b)	100	97,531
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	420	346,829
6.00%, 06/15/40(b)	877	913,810
Tucson Electric Power Co.
1.50%, 08/01/30	1,367	1,213,797
3.25%, 05/15/32	670	623,873

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.25%, 05/01/51	$476	$320,885
4.00%, 06/15/50	962	746,610
4.85%, 12/01/48	581	522,729
5.20%, 09/15/34(a)	605	622,760
5.50%, 04/15/53(a)	740	721,270
5.90%, 04/15/55(a)	765	787,877
Union Electric Co.
2.15%, 03/15/32(a)	1,155	1,016,030
2.63%, 03/15/51	425	260,286
2.95%, 06/15/27	876	864,962
2.95%, 03/15/30	715	683,098
3.25%, 10/01/49	545	382,140
3.50%, 03/15/29	1,041	1,025,539
3.65%, 04/15/45	244	191,835
3.90%, 09/15/42	680	566,400
3.90%, 04/01/52	940	735,919
4.00%, 04/01/48	742	598,617
5.13%, 03/15/55	805	757,080
5.20%, 04/01/34	985	1,020,864
5.25%, 04/15/35	1,015	1,054,272
5.25%, 01/15/54	650	621,504
5.30%, 08/01/37(a)	570	581,925
5.45%, 03/15/53	785	769,802
8.45%, 03/15/39	610	796,784
Virginia Electric & Power Co.
2.30%, 11/15/31	830	740,400
2.40%, 03/30/32	1,110	989,515
2.45%, 12/15/50	1,774	1,038,319
2.95%, 11/15/51	1,745	1,124,503
3.30%, 12/01/49	992	697,943
4.00%, 01/15/43	915	765,614
4.45%, 02/15/44	1,065	941,005
4.60%, 12/01/48(a)	1,425	1,247,556
5.00%, 04/01/33	1,475	1,514,846
5.00%, 01/15/34(a)	955	974,704
5.05%, 08/15/34	1,090	1,112,338
5.15%, 03/15/35(a)	1,025	1,050,057
5.30%, 08/15/33(a)	820	856,581
5.35%, 01/15/54	950	911,159
5.45%, 04/01/53	1,270	1,233,677
5.55%, 08/15/54	1,130	1,119,261
5.65%, 03/15/55	1,200	1,202,211
5.70%, 08/15/53	1,045	1,050,913
6.35%, 11/30/37	937	1,043,772
8.88%, 11/15/38	1,153	1,557,579
Series A, 2.88%, 07/15/29(a)	1,215	1,167,535
Series A, 3.50%, 03/15/27	1,135	1,128,624
Series A, 3.80%, 04/01/28	1,410	1,404,740
Series A, 6.00%, 05/15/37(a)	980	1,062,192
Series B, 3.75%, 05/15/27	963	960,252
Series B, 3.80%, 09/15/47	1,122	878,460
Series B, 4.20%, 05/15/45	665	563,027
Series B, 6.00%, 01/15/36	794	859,428
Series C, 4.00%, 11/15/46	968	784,126
Series C, 4.63%, 05/15/52	1,055	909,328
Series D, 4.65%, 08/15/43	1,225	1,114,007
Virginia Electric and Power Co.
Series C, 4.90%, 09/15/35	1,525	1,527,983
Series D, 5.60%, 09/15/55	1,935	1,925,547
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	1,351	1,340,233
Security	Par (000)	Value
Electric (continued)
4.30%, 07/15/29(b)	$1,399	$1,389,939
4.60%, 10/15/30(a)(b)	5	4,989
5.05%, 12/30/26(b)	150	151,298
5.25%, 10/15/35(b)	910	907,616
5.70%, 12/30/34(b)	1,295	1,337,822
6.00%, 04/15/34(a)(b)	605	638,587
6.95%, 10/15/33(b)	1,900	2,120,092
WEC Energy Group Inc.
1.38%, 10/15/27	1,224	1,166,370
1.80%, 10/15/30	391	348,340
2.20%, 12/15/28	715	676,907
4.75%, 01/15/28	885	898,141
5.15%, 10/01/27(a)	660	672,301
5.63%, 05/15/56, (5-year CMT + 1.90%)(a)(d)	400	405,978
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	475	450,509
3.65%, 12/15/42	405	320,272
4.15%, 10/15/30	735	735,252
4.25%, 06/01/44	455	389,245
4.30%, 12/15/45	245	206,513
4.30%, 10/15/48	665	565,090
4.60%, 10/01/34	795	796,290
4.75%, 09/30/32(a)	910	934,735
5.00%, 05/15/29	610	628,395
5.05%, 10/01/54(a)	655	616,345
5.63%, 05/15/33	377	406,184
5.70%, 12/01/36	595	641,093
Wisconsin Power and Light Co.
1.95%, 09/16/31	645	566,415
3.00%, 07/01/29	702	676,959
3.05%, 10/15/27(a)	845	832,126
3.65%, 04/01/50	620	458,904
3.95%, 09/01/32	1,185	1,144,314
4.10%, 10/15/44	385	313,677
4.95%, 04/01/33	1,420	1,446,123
5.38%, 03/30/34	795	826,244
6.38%, 08/15/37	485	539,504
7.60%, 10/01/38(a)	395	477,713
Wisconsin Public Service Corp.
2.85%, 12/01/51	505	325,028
3.30%, 09/01/49	705	500,467
3.67%, 12/01/42	752	606,671
4.55%, 12/01/29	445	453,556
4.75%, 11/01/44	894	818,700
Xcel Energy Inc.
1.75%, 03/15/27	895	868,838
2.35%, 11/15/31	560	499,545
2.60%, 12/01/29(a)	1,165	1,092,168
3.35%, 12/01/26	822	816,315
3.40%, 06/01/30	1,265	1,219,023
3.50%, 12/01/49	715	515,951
4.00%, 06/15/28	1,074	1,073,101
4.60%, 06/01/32	1,030	1,029,067
4.75%, 03/21/28	720	729,956
4.80%, 09/15/41	513	473,710
5.45%, 08/15/33	1,535	1,596,071
5.50%, 03/15/34	1,545	1,603,182
5.60%, 04/15/35	805	838,309
6.50%, 07/01/36	645	713,056
		1,393,072,594

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc.
3.80%, 04/03/28(a)	$676	$679,406
4.38%, 05/08/42	770	700,631
Acuity Brands Lighting Inc., 2.15%, 12/15/30	854	773,164
Emerson Electric Co.
1.80%, 10/15/27	949	915,411
1.95%, 10/15/30	1,350	1,228,813
2.00%, 12/21/28	1,440	1,363,834
2.20%, 12/21/31(a)	1,770	1,585,150
2.75%, 10/15/50	616	401,549
2.80%, 12/21/51	1,755	1,142,430
5.00%, 03/15/35(a)	850	880,042
5.25%, 11/15/39	635	657,348
6.00%, 08/15/32	545	601,899
6.13%, 04/15/39(a)	230	254,012
Molex Electronic Technologies LLC
4.75%, 04/30/28(b)	945	955,775
5.25%, 04/30/32(b)	705	725,500
		12,864,964
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	1,198	1,164,217
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	920	910,169
5.41%, 07/01/32	679	710,866
5.60%, 05/29/34	640	674,310
Amphenol Corp.
2.20%, 09/15/31	1,470	1,315,846
2.80%, 02/15/30	1,757	1,670,014
3.80%, 11/15/27	1,430	1,428,274
3.90%, 11/15/28	660	660,303
4.13%, 11/15/30	1,325	1,322,362
4.35%, 06/01/29	1,290	1,304,767
4.38%, 06/12/28(a)	905	914,630
4.40%, 02/15/33	1,845	1,837,069
4.63%, 02/15/36	2,325	2,303,080
5.00%, 01/15/35	1,240	1,274,682
5.05%, 04/05/27	940	953,602
5.05%, 04/05/29	1,700	1,752,239
5.25%, 04/05/34(a)	975	1,021,302
5.30%, 11/15/55	2,035	1,982,384
5.38%, 11/15/54(a)	535	530,139
Arrow Electronics Inc.
2.95%, 02/15/32	1,101	989,723
3.88%, 01/12/28	1,155	1,146,502
5.15%, 08/21/29(a)	1,045	1,070,824
5.88%, 04/10/34(a)	840	878,231
Avnet Inc.
3.00%, 05/15/31	725	658,215
5.50%, 06/01/32	535	545,451
6.25%, 03/15/28	1,035	1,073,968
Flex Ltd.
4.88%, 06/15/29	398	403,505
4.88%, 05/12/30	1,314	1,335,055
5.25%, 01/15/32	1,200	1,225,901
5.38%, 11/13/35	450	452,146
6.00%, 01/15/28	1,170	1,208,610
Fortive Corp., 4.30%, 06/15/46	1,031	869,230
Honeywell International Inc.
1.10%, 03/01/27(a)	1,580	1,526,880
1.75%, 09/01/31	2,585	2,264,351
1.95%, 06/01/30	2,220	2,028,343
Security	Par (000)	Value
Electronics (continued)
2.70%, 08/15/29	$1,400	$1,338,498
2.80%, 06/01/50	1,399	925,731
3.81%, 11/21/47(a)	880	705,333
4.25%, 01/15/29	1,525	1,538,632
4.50%, 01/15/34	1,440	1,435,461
4.65%, 07/30/27	1,860	1,883,023
4.70%, 02/01/30(a)	1,880	1,925,326
4.75%, 02/01/32	895	917,401
4.88%, 09/01/29	850	876,471
4.95%, 02/15/28	1,320	1,350,783
4.95%, 09/01/31	1,030	1,072,891
5.00%, 02/15/33	1,910	1,979,692
5.00%, 03/01/35	2,315	2,376,441
5.25%, 03/01/54	2,890	2,798,952
5.35%, 03/01/64	1,145	1,116,216
5.38%, 03/01/41	692	718,621
5.70%, 03/15/36	935	1,003,922
5.70%, 03/15/37(a)	305	327,779
Hubbell Inc.
2.30%, 03/15/31	502	457,310
3.15%, 08/15/27	200	197,070
3.50%, 02/15/28	963	954,416
4.80%, 11/15/35	450	450,597
Jabil Inc.
3.00%, 01/15/31	902	838,369
3.60%, 01/15/30	1,042	1,005,582
3.95%, 01/12/28	1,310	1,306,559
4.25%, 05/15/27(a)	1,225	1,225,996
5.45%, 02/01/29	880	904,677
Keysight Technologies Inc.
3.00%, 10/30/29	1,295	1,237,876
4.60%, 04/06/27	1,252	1,257,392
4.95%, 10/15/34	795	805,335
5.35%, 07/30/30	975	1,016,643
TD SYNNEX Corp.
2.38%, 08/09/28	1,268	1,207,099
2.65%, 08/09/31	1,144	1,029,636
4.30%, 01/17/29	650	649,753
5.30%, 10/10/35	710	710,209
6.10%, 04/12/34	715	759,498
Trimble Inc.
4.90%, 06/15/28	1,336	1,356,693
6.10%, 03/15/33	785	846,951
Tyco Electronics Group SA
2.50%, 02/04/32	1,255	1,131,890
3.13%, 08/15/27(a)	1,031	1,019,775
4.50%, 02/09/31	680	689,034
4.63%, 02/01/30	760	776,053
5.00%, 05/09/35	430	437,296
7.13%, 10/01/37(a)	865	1,024,298
Vontier Corp.
2.40%, 04/01/28	871	831,788
2.95%, 04/01/31(a)	1,277	1,168,203
		90,994,361
Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 4.38%, 07/02/28(b)	35	35,325
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	678	580,470

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Energy - Alternate Sources (continued)
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	$110	$110,439
		726,234
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	790	657,004
5.13%, 08/11/61(b)	2,492	1,984,753
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	530	424,123
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	1,000	1,096,320
Jacobs Engineering Group Inc.
5.90%, 03/01/33(a)	530	560,290
6.35%, 08/18/28	1,470	1,551,186
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	415,962
MasTec Inc.
4.50%, 08/15/28(b)	1,255	1,252,460
5.90%, 06/15/29	985	1,029,988
Mexico City Airport Trust
3.88%, 04/30/28(b)	904	884,348
5.50%, 10/31/46(b)	1,422	1,253,055
5.50%, 07/31/47(b)	2,951	2,596,555
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)(b)	1,680	1,688,170
6.00%, 11/25/29(b)	160	165,278
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	250	248,305
3.75%, 05/05/32(b)	150	146,561
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	170	154,763
Vinci SA, 3.75%, 04/10/29(a)(b)	1,990	1,962,288
		18,071,409
Entertainment — 0.0%
Flutter Treasury DAC, 5.88%, 06/04/31(b)	145	146,451
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(a)(b)	465	479,598
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	870	782,103
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	650	605,631
3.75%, 12/01/29(b)	520	497,832
3.88%, 07/15/30(b)	875	834,031
		3,345,646
Environmental Control — 0.4%
GFL Environmental Inc., 3.50%, 09/01/28(b)	175	171,705
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	445	356,093
Republic Services Inc.
1.45%, 02/15/31(a)	1,555	1,360,430
1.75%, 02/15/32	1,279	1,106,294
2.30%, 03/01/30	1,301	1,211,335
2.38%, 03/15/33(a)	1,155	1,014,108
3.05%, 03/01/50(a)	403	278,988
3.38%, 11/15/27	1,243	1,232,450
3.95%, 05/15/28(a)	1,643	1,646,644
4.75%, 07/15/30	945	970,285
4.88%, 04/01/29	1,405	1,443,132
5.00%, 11/15/29(a)	785	815,941
5.00%, 12/15/33	965	1,003,484
5.00%, 04/01/34	1,295	1,338,872
5.15%, 03/15/35(a)	850	885,707
5.20%, 11/15/34	800	834,790
Security	Par (000)	Value
Environmental Control (continued)
5.70%, 05/15/41	$545	$573,081
6.20%, 03/01/40(a)	782	874,720
Veralto Corp.
5.35%, 09/18/28	1,330	1,373,255
5.45%, 09/18/33	965	1,012,914
Waste Connections Inc.
2.20%, 01/15/32	850	753,604
2.60%, 02/01/30	1,117	1,054,971
2.95%, 01/15/52	1,485	981,503
3.05%, 04/01/50	835	568,043
3.20%, 06/01/32	929	868,142
3.50%, 05/01/29	1,048	1,033,042
4.20%, 01/15/33	1,067	1,053,472
4.25%, 12/01/28	1,021	1,029,225
5.00%, 03/01/34	1,080	1,106,567
5.25%, 09/01/35	740	772,148
Waste Management Inc.
1.15%, 03/15/28(a)	1,080	1,016,794
1.50%, 03/15/31	1,787	1,564,151
2.00%, 06/01/29	795	744,955
2.50%, 11/15/50	920	562,170
2.95%, 06/01/41	945	725,735
3.15%, 11/15/27	368	363,075
3.88%, 01/15/29	985	983,569
3.90%, 03/01/35(a)	663	623,335
4.10%, 03/01/45	695	592,890
4.15%, 04/15/32(a)	1,765	1,757,977
4.15%, 07/15/49	1,081	907,479
4.50%, 03/15/28	1,475	1,495,478
4.63%, 02/15/30	1,630	1,664,113
4.63%, 02/15/33(a)	875	891,528
4.65%, 03/15/30	875	895,636
4.80%, 03/15/32	1,030	1,058,828
4.88%, 02/15/29	2,120	2,179,433
4.88%, 02/15/34(a)	1,735	1,789,831
4.95%, 07/03/27	1,090	1,107,769
4.95%, 07/03/31	1,440	1,496,468
4.95%, 03/15/35	2,370	2,428,970
5.35%, 10/15/54	1,875	1,861,487
7.00%, 07/15/28(a)	950	1,021,133
		56,457,749
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	1,265	1,376,419
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	780	874,084
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	1,137	882,630
5.38%, 01/09/36(b)	1,435	1,466,107
6.05%, 01/15/29(b)	1,210	1,267,396
6.40%, 01/15/34(a)(b)	1,005	1,100,286
Campbell's Company/The
2.38%, 04/24/30	1,080	994,794
3.13%, 04/24/50	968	649,649
4.15%, 03/15/28	1,860	1,864,131
4.75%, 03/23/35	1,120	1,096,958
4.80%, 03/15/48	1,295	1,153,914
5.20%, 03/19/27	840	851,487
5.20%, 03/21/29	1,725	1,775,536
5.25%, 10/13/54	740	691,191
5.40%, 03/21/34	1,485	1,530,240
Cencosud SA
4.38%, 07/17/27(b)	1,145	1,145,038

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.95%, 05/28/31(b)	$235	$246,584
6.63%, 02/12/45(b)	380	405,958
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	1,450	1,352,519
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,510	1,386,040
Conagra Brands Inc.
1.38%, 11/01/27	625	592,566
4.85%, 11/01/28	2,368	2,400,652
5.00%, 08/01/30(a)	475	481,842
5.30%, 11/01/38	1,039	1,003,274
5.40%, 11/01/48(a)	1,860	1,710,658
5.75%, 08/01/35(a)	1,005	1,034,929
7.00%, 10/01/28	1,325	1,414,413
8.25%, 09/15/30	782	901,106
Flowers Foods Inc.
2.40%, 03/15/31(a)	1,293	1,150,323
5.75%, 03/15/35(a)	395	399,028
6.20%, 03/15/55	635	612,087
General Mills Inc.
2.25%, 10/14/31(a)	800	712,112
2.88%, 04/15/30	1,633	1,546,858
3.00%, 02/01/51	1,170	773,086
3.20%, 02/10/27(a)	1,180	1,168,550
4.15%, 02/15/43(a)	670	568,275
4.20%, 04/17/28	2,690	2,698,218
4.55%, 04/17/38	666	630,228
4.70%, 01/30/27	630	634,641
4.70%, 04/17/48(a)	885	792,006
4.88%, 01/30/30(a)	1,750	1,795,015
4.95%, 03/29/33(a)	650	662,860
5.25%, 01/30/35(a)	1,255	1,291,158
5.40%, 06/15/40	850	866,995
5.50%, 10/17/28(a)	1,155	1,199,204
Gruma SAB de CV
5.39%, 12/09/34(b)	250	255,750
5.76%, 12/09/54(b)	375	376,944
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	1,150	890,693
4.70%, 11/10/47(b)	958	845,198
4.88%, 06/27/44(a)(b)	575	525,560
Hershey Co. (The)
1.70%, 06/01/30	1,120	1,009,796
2.45%, 11/15/29	690	652,411
2.65%, 06/01/50(a)	317	199,575
3.13%, 11/15/49	879	609,197
3.38%, 08/15/46	410	310,157
4.25%, 05/04/28	890	899,874
4.50%, 05/04/33(a)	625	630,648
4.55%, 02/24/28	1,070	1,087,961
4.75%, 02/24/30	1,075	1,104,334
4.95%, 02/24/32	905	941,853
5.10%, 02/24/35(a)	945	979,399
Hormel Foods Corp.
1.70%, 06/03/28	1,555	1,473,539
1.80%, 06/11/30	2,271	2,055,114
3.05%, 06/03/51	670	452,796
4.80%, 03/30/27	730	738,332
Ingredion Inc.
2.90%, 06/01/30	1,235	1,161,667
3.90%, 06/01/50	629	478,370
Security	Par (000)	Value
Food (continued)
6.63%, 04/15/37	$449	$503,680
J M Smucker Co. (The)
2.13%, 03/15/32	650	562,487
2.38%, 03/15/30(a)	1,159	1,077,935
3.38%, 12/15/27	1,117	1,104,276
4.25%, 03/15/35	1,330	1,263,418
4.38%, 03/15/45(a)	1,175	996,413
5.90%, 11/15/28(a)	1,890	1,982,393
6.20%, 11/15/33	1,600	1,742,559
6.50%, 11/15/43(a)	1,110	1,207,801
6.50%, 11/15/53(a)	1,810	1,990,816
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 02/02/29	1,090	1,050,487
3.00%, 05/15/32	1,577	1,426,230
3.63%, 01/15/32	1,090	1,021,345
3.75%, 12/01/31	1,190	1,130,710
4.38%, 02/02/52	2,025	1,596,016
5.50%, 01/15/36(b)	2,190	2,241,690
5.75%, 04/01/33	2,468	2,586,452
6.25%, 03/01/56(a)(b)	2,035	2,062,104
6.38%, 02/25/55(b)	1,395	1,442,701
6.38%, 04/15/66(b)	1,595	1,623,019
6.50%, 12/01/52	2,020	2,110,739
6.75%, 03/15/34	2,815	3,124,369
7.25%, 11/15/53	1,895	2,157,283
Kellanova
2.10%, 06/01/30(a)	972	888,656
3.40%, 11/15/27	1,089	1,078,793
4.30%, 05/15/28	1,310	1,318,867
4.50%, 04/01/46	1,138	1,008,185
5.25%, 03/01/33	455	472,875
5.75%, 05/16/54(a)	545	550,917
Series B, 7.45%, 04/01/31	1,080	1,243,989
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	710	746,445
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	1,595	1,561,685
3.88%, 05/15/27	2,280	2,271,481
4.25%, 03/01/31	870	863,010
4.38%, 06/01/46	4,585	3,851,130
4.63%, 01/30/29(a)	915	929,930
4.63%, 10/01/39(a)	860	788,331
4.88%, 10/01/49	1,985	1,743,636
5.00%, 07/15/35(a)	180	180,417
5.00%, 06/04/42	2,520	2,337,865
5.20%, 03/15/32(a)	970	1,001,581
5.20%, 07/15/45	2,950	2,751,199
5.40%, 03/15/35(a)	875	903,679
5.50%, 06/01/50	1,590	1,510,229
6.50%, 02/09/40	1,315	1,429,520
6.75%, 03/15/32(a)	640	712,213
6.88%, 01/26/39	405	454,591
7.13%, 08/01/39(b)	1,410	1,609,269
Kroger Co. (The)
1.70%, 01/15/31	945	832,478
2.20%, 05/01/30(a)	410	377,771
3.70%, 08/01/27	1,282	1,276,988
3.88%, 10/15/46	975	767,420
3.95%, 01/15/50	1,532	1,192,162
4.45%, 02/01/47	1,795	1,536,206

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.50%, 01/15/29	$1,454	$1,474,823
4.65%, 01/15/48	855	750,414
5.00%, 09/15/34	3,645	3,703,418
5.00%, 04/15/42	762	722,490
5.15%, 08/01/43(a)	821	782,321
5.40%, 07/15/40(a)	573	580,131
5.40%, 01/15/49	1,311	1,270,624
5.50%, 09/15/54	2,670	2,603,292
5.65%, 09/15/64	1,955	1,905,642
6.90%, 04/15/38	1,002	1,162,627
7.50%, 04/01/31	745	854,344
8.00%, 09/15/29	594	671,419
Series B, 7.70%, 06/01/29	555	616,867
Mars Inc.
1.63%, 07/16/32(b)	1,110	949,075
2.38%, 07/16/40(b)	1,496	1,089,827
2.45%, 07/16/50(b)	660	397,197
3.20%, 04/01/30(b)	1,700	1,643,856
3.60%, 04/01/34(b)	1,176	1,094,789
3.88%, 04/01/39(a)(b)	1,565	1,389,490
3.95%, 04/01/44(a)(b)	725	614,165
3.95%, 04/01/49(a)(b)	1,272	1,022,016
4.13%, 04/01/54(b)	743	594,074
4.20%, 04/01/59(b)	921	737,010
4.45%, 03/01/27(b)	2,025	2,038,725
4.55%, 04/20/28(b)	1,740	1,761,691
4.60%, 03/01/28(b)	5,415	5,484,837
4.65%, 04/20/31(a)(b)	1,465	1,500,995
4.75%, 04/20/33(a)(b)	1,835	1,865,175
4.80%, 03/01/30(b)	6,715	6,878,720
5.00%, 03/01/32(a)(b)	3,175	3,281,257
5.20%, 03/01/35(b)	7,855	8,126,918
5.65%, 05/01/45(b)	4,290	4,389,657
5.70%, 05/01/55(b)	8,330	8,491,122
5.80%, 05/01/65(b)	1,790	1,838,022
McCormick & Co. Inc./MD
1.85%, 02/15/31	1,232	1,088,787
2.50%, 04/15/30	1,042	970,948
3.40%, 08/15/27	1,541	1,525,923
4.20%, 08/15/47	715	590,015
4.70%, 10/15/34(a)	905	898,651
4.95%, 04/15/33	765	780,981
Mondelez International Inc.
1.50%, 02/04/31	1,200	1,044,654
1.88%, 10/15/32(a)	912	784,916
2.63%, 03/17/27	1,110	1,090,224
2.63%, 09/04/50	2,202	1,336,732
2.75%, 04/13/30	1,557	1,469,358
3.00%, 03/17/32	865	795,906
4.13%, 05/07/28	870	872,308
4.25%, 05/06/28	730	734,027
4.50%, 05/06/30	440	444,795
4.75%, 02/20/29	885	904,898
4.75%, 08/28/34(a)	835	836,658
5.13%, 05/06/35(a)	605	621,689
6.50%, 11/01/31	355	392,884
Nestle Capital Corp.
4.65%, 03/12/29(a)(b)	1,065	1,092,430
4.75%, 03/12/31(b)	480	493,059
4.88%, 03/12/34(a)(b)	950	986,581
5.10%, 03/12/54(b)	670	653,505
Security	Par (000)	Value
Food (continued)
Nestle Holdings Inc.
1.00%, 09/15/27(b)	$2,135	$2,033,868
1.15%, 01/14/27(a)(b)	788	765,753
1.25%, 09/15/30(a)(b)	1,990	1,757,294
1.50%, 09/14/28(a)(b)	1,695	1,595,780
1.88%, 09/14/31(a)(b)	1,658	1,474,575
2.50%, 09/14/41(a)(b)	1,027	742,597
2.63%, 09/14/51(a)(b)	875	560,141
3.63%, 09/24/28(b)	1,259	1,254,873
3.90%, 09/24/38(b)	2,114	1,926,749
4.00%, 09/24/48(b)	3,399	2,818,468
4.13%, 10/01/27(b)	595	599,482
4.25%, 10/01/29(a)(b)	950	960,778
4.30%, 10/01/32(a)(b)	1,995	2,012,351
4.70%, 01/15/53(a)(b)	1,805	1,654,786
4.85%, 03/14/33(b)	2,080	2,144,752
4.95%, 03/14/30(a)(b)	1,105	1,147,418
5.00%, 03/14/28(a)(b)	1,095	1,122,958
5.00%, 09/12/28(b)	1,120	1,154,580
5.00%, 09/12/30(a)(b)	1,095	1,143,970
5.00%, 09/12/33(b)	540	568,861
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	235	236,635
Smithfield Foods Inc.
2.63%, 09/13/31(a)(b)	1,152	1,021,074
3.00%, 10/15/30(a)(b)	660	609,577
4.25%, 02/01/27(b)	992	987,836
5.20%, 04/01/29(b)	1,096	1,111,603
Sysco Corp.
2.40%, 02/15/30	885	824,226
2.45%, 12/14/31(a)	1,210	1,084,641
3.15%, 12/14/51(a)	1,375	927,093
3.25%, 07/15/27	1,516	1,497,861
3.30%, 02/15/50(a)	1,070	754,620
4.45%, 03/15/48	915	788,570
4.50%, 04/01/46	802	699,671
4.85%, 10/01/45	915	840,443
5.10%, 09/23/30	1,420	1,466,768
5.38%, 09/21/35	820	853,719
5.40%, 03/23/35	945	984,545
5.75%, 01/17/29	860	900,666
5.95%, 04/01/30(a)	1,802	1,911,181
6.00%, 01/17/34	740	806,716
6.60%, 04/01/40	775	871,337
6.60%, 04/01/50	2,001	2,222,261
Tesco PLC, 6.15%, 11/15/37(a)(b)	755	795,559
Tyson Foods Inc.
3.55%, 06/02/27	2,237	2,217,796
4.35%, 03/01/29	2,436	2,442,775
4.55%, 06/02/47	1,416	1,219,367
4.88%, 08/15/34(a)	1,031	1,032,834
5.10%, 09/28/48	2,575	2,386,992
5.15%, 08/15/44	849	806,318
5.40%, 03/15/29	1,240	1,282,925
5.70%, 03/15/34(a)	1,290	1,364,690
		296,113,946
Food Service — 0.0%
Sodexo Inc.
2.72%, 04/16/31(a)(b)	1,473	1,341,775
5.15%, 08/15/30(b)	925	950,587

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Service (continued)
5.80%, 08/15/35(b)	$295	$310,501
		2,602,863
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,085	1,069,787
4.20%, 01/29/30(b)	820	783,426
4.25%, 04/30/29(a)(b)	1,182	1,151,112
5.15%, 01/29/50(a)(b)	1,120	950,626
5.50%, 11/02/47	741	667,373
5.50%, 04/30/49(a)(b)	845	759,120
6.18%, 05/05/32(b)	135	139,050
Georgia-Pacific LLC
2.10%, 04/30/27(b)	789	769,111
2.30%, 04/30/30(b)	1,154	1,069,617
4.40%, 06/30/28(b)	730	737,987
4.95%, 06/30/32(a)(b)	875	902,562
7.25%, 06/01/28	1,198	1,286,041
7.75%, 11/15/29(a)	1,245	1,411,295
8.88%, 05/15/31	572	698,072
International Paper Co.
4.35%, 08/15/48(a)	1,270	1,043,333
4.40%, 08/15/47	1,207	1,009,077
4.80%, 06/15/44(a)	1,305	1,174,583
5.00%, 09/15/35	915	919,655
5.15%, 05/15/46	825	768,908
6.00%, 11/15/41(a)	1,056	1,097,953
7.30%, 11/15/39	870	1,025,677
Inversiones CMPC SA
3.00%, 04/06/31(b)	1,037	922,050
3.85%, 01/13/30(b)	1,075	1,016,550
4.38%, 04/04/27(b)	360	360,032
6.13%, 06/23/33(b)	905	933,602
6.13%, 02/26/34(b)	505	520,037
Suzano Austria GmbH
2.50%, 09/15/28	1,090	1,030,042
3.13%, 01/15/32(a)	1,585	1,417,533
3.75%, 01/15/31	2,280	2,152,033
5.00%, 01/15/30	1,944	1,948,108
6.00%, 01/15/29	3,027	3,121,571
7.00%, 03/16/47(a)(b)	1,997	2,201,527
Suzano Netherlands BV, 5.50%, 01/15/36	580	576,375
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	135	143,097
		35,776,922
Gas — 0.8%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	440	443,305
5.13%, 09/16/34(a)(b)	1,075	1,094,072
5.75%, 09/16/44(a)(b)	360	364,787
Atmos Energy Corp.
1.50%, 01/15/31(a)	1,120	983,224
2.63%, 09/15/29	805	765,335
2.85%, 02/15/52(a)	665	422,537
3.00%, 06/15/27	940	928,727
3.38%, 09/15/49	1,157	835,104
4.13%, 10/15/44	1,534	1,316,402
4.13%, 03/15/49	1,213	992,260
4.15%, 01/15/43	900	776,520
4.30%, 10/01/48(a)	1,047	889,939
5.00%, 12/15/54(a)	550	511,079
5.20%, 08/15/35(a)	925	958,356
Security	Par (000)	Value
Gas (continued)
5.45%, 10/15/32	$370	$393,111
5.45%, 01/15/56	1,050	1,037,469
5.50%, 06/15/41	704	731,382
5.75%, 10/15/52(a)	880	912,275
5.90%, 11/15/33	1,055	1,150,487
6.20%, 11/15/53	790	869,155
Boston Gas Co.
3.00%, 08/01/29(b)	1,067	1,021,531
3.15%, 08/01/27(b)	689	678,060
3.76%, 03/16/32(b)	670	637,922
4.49%, 02/15/42(b)	935	815,372
5.84%, 01/10/35(b)	125	133,056
6.12%, 07/20/53(b)	655	667,812
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	1,215	1,199,750
4.27%, 03/15/48(b)	1,161	949,954
4.49%, 03/04/49(b)	767	634,956
4.50%, 03/10/46(b)	1,080	907,082
4.63%, 08/05/27(b)	740	744,293
4.87%, 08/05/32(a)(b)	565	564,590
6.39%, 09/15/33(b)	845	917,723
6.42%, 07/18/54(b)	790	834,902
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	1,028	916,926
4.00%, 04/01/28	579	578,264
4.40%, 07/01/32	1,035	1,028,334
5.25%, 03/01/28	1,539	1,578,249
5.40%, 03/01/33	525	546,212
5.40%, 07/01/34	655	680,335
5.85%, 01/15/41	512	540,044
6.63%, 11/01/37(a)	226	256,319
Centrica PLC, 5.38%, 10/16/43(a)(b)	740	698,397
East Ohio Gas Co. (The)
2.00%, 06/15/30(b)	1,080	979,841
3.00%, 06/15/50(b)	1,267	831,635
ENN Energy Holdings Ltd.
2.63%, 09/17/30(a)(b)	520	481,700
4.63%, 05/17/27(b)	325	326,187
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	695	686,667
5.75%, 10/22/35(b)	600	598,860
7.85%, 11/09/33(b)	755	867,058
KeySpan Gas East Corp.
3.59%, 01/18/52(b)	645	440,592
5.82%, 04/01/41(a)(b)	875	882,766
5.99%, 03/06/33(b)	770	818,587
Korea Gas Corp.
2.88%, 07/16/29(b)	880	848,258
6.25%, 01/20/42(a)(b)	590	660,856
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	450	504,546
National Fuel Gas Co.
2.95%, 03/01/31	945	864,018
3.95%, 09/15/27	785	781,145
4.75%, 09/01/28	790	797,810
5.50%, 03/15/30	895	926,661
5.95%, 03/15/35	725	763,176
NiSource Inc.
1.70%, 02/15/31	1,147	1,004,419
2.95%, 09/01/29	1,258	1,206,532
3.49%, 05/15/27	1,486	1,474,987

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
3.60%, 05/01/30	$2,108	$2,050,274
3.95%, 03/30/48	1,249	996,069
4.38%, 05/15/47	1,750	1,477,492
4.80%, 02/15/44	1,391	1,264,632
5.00%, 06/15/52	790	714,398
5.20%, 07/01/29	1,265	1,306,407
5.25%, 03/30/28(a)	2,075	2,128,807
5.25%, 02/15/43	1,101	1,067,672
5.35%, 04/01/34(a)	1,005	1,041,425
5.35%, 07/15/35	1,680	1,723,681
5.40%, 06/30/33	925	962,765
5.65%, 02/01/45	1,035	1,033,781
5.75%, 07/15/56, (5-year CMT + 2.45%)(a)(d)	625	632,273
5.80%, 02/01/42	490	505,700
5.85%, 04/01/55	2,463	2,500,679
5.95%, 06/15/41	704	738,160
6.38%, 03/31/55, (5-year CMT + 2.52%)(a)(d)	310	320,772
6.95%, 11/30/54, (5-year CMT + 2.45%)(d)	420	437,570
Northwest Natural Holding Co., 7.00%, 09/15/55, (5-year CMT + 2.70%)(a)(d)	275	284,958
ONE Gas Inc.
2.00%, 05/15/30(a)	663	609,216
4.25%, 09/01/32	415	410,992
4.50%, 11/01/48	676	588,255
4.66%, 02/01/44(a)	1,092	990,827
5.10%, 04/01/29	860	887,323
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	1,285	1,168,682
3.35%, 06/01/50(a)	782	549,644
3.50%, 06/01/29	1,129	1,108,002
3.64%, 11/01/46	530	402,116
4.10%, 09/18/34	400	381,350
4.65%, 08/01/43	709	646,828
5.05%, 05/15/52	685	621,842
5.10%, 02/15/35	600	614,033
5.40%, 06/15/33	580	606,738
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	420	398,000
Snam SpA
5.00%, 05/28/30(a)(b)	1,040	1,064,987
5.75%, 05/28/35(b)	1,275	1,332,706
6.50%, 05/28/55(a)(b)	640	688,742
Southern California Gas Co.
2.95%, 04/15/27	1,355	1,335,949
3.75%, 09/15/42	569	463,112
4.45%, 03/15/44(a)	492	432,644
5.05%, 09/01/34	1,135	1,162,252
5.13%, 11/15/40(a)	885	878,624
5.20%, 06/01/33	1,075	1,113,100
5.45%, 06/15/35(a)	970	1,016,139
5.60%, 04/01/54	990	989,805
5.75%, 06/01/53	995	1,009,458
6.00%, 06/15/55(a)	675	707,085
6.35%, 11/15/52(a)	1,015	1,115,800
Series KK, 5.75%, 11/15/35(a)	305	325,728
Series UU, 4.13%, 06/01/48	877	714,736
Series VV, 4.30%, 01/15/49	1,090	909,760
Series WW, 3.95%, 02/15/50	764	594,173
Series XX, 2.55%, 02/01/30(a)	1,345	1,266,193
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	952	758,990
Security	Par (000)	Value
Gas (continued)
4.40%, 06/01/43	$980	$855,470
4.40%, 05/30/47	790	669,360
4.95%, 09/15/34	680	685,245
5.15%, 09/15/32	1,240	1,279,839
5.75%, 09/15/33(a)	1,095	1,166,596
5.88%, 03/15/41	1,100	1,150,366
6.00%, 10/01/34(a)	395	424,715
Series 2020-A, 1.75%, 01/15/31	789	697,153
Series 21A, 3.15%, 09/30/51	855	564,643
Series A, 4.05%, 09/15/28	885	885,561
Series B, 5.10%, 09/15/35	630	637,531
Southwest Gas Corp.
2.20%, 06/15/30	749	683,997
3.18%, 08/15/51(a)	300	209,525
3.70%, 04/01/28	668	662,148
3.80%, 09/29/46(a)	740	574,211
4.05%, 03/15/32(a)	1,105	1,071,132
4.15%, 06/01/49	611	495,855
5.45%, 03/23/28	495	508,473
5.80%, 12/01/27	705	725,924
Spire Inc., 4.70%, 08/15/44	425	370,011
Spire Missouri Inc.
3.30%, 06/01/51	570	396,843
4.80%, 02/15/33	610	617,621
Series 2034, 5.15%, 08/15/34	615	637,451
Washington Gas Light Co.
3.65%, 09/15/49	730	540,430
Series K, 3.80%, 09/15/46	681	532,476
		116,745,832
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	474	436,006
4.63%, 06/15/28	530	532,581
Snap-on Inc.
3.10%, 05/01/50(a)	856	596,209
3.25%, 03/01/27	580	574,803
4.10%, 03/01/48(a)	703	590,600
Stanley Black & Decker Inc.
2.30%, 03/15/30	1,886	1,723,238
2.75%, 11/15/50	1,670	1,003,979
3.00%, 05/15/32	530	479,511
4.25%, 11/15/28	1,667	1,668,621
4.85%, 11/15/48(a)	695	612,484
5.20%, 09/01/40	732	723,898
6.00%, 03/06/28	965	1,000,694
		9,942,624
Health Care - Products — 1.0%
180 Medical Inc., 5.30%, 10/08/35(b)	600	597,767
Abbott Laboratories
1.15%, 01/30/28(a)	1,582	1,498,954
1.40%, 06/30/30(a)	1,216	1,091,648
3.75%, 11/30/26	1,420	1,419,561
4.75%, 11/30/36	2,848	2,895,655
4.75%, 04/15/43	963	930,433
4.90%, 11/30/46	5,218	4,992,280
5.30%, 05/27/40	1,406	1,467,467
6.00%, 04/01/39	731	818,781
6.15%, 11/30/37	1,305	1,475,418
Agilent Technologies Inc.
2.10%, 06/04/30	888	811,652

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
2.30%, 03/12/31	$1,672	$1,515,039
2.75%, 09/15/29	1,084	1,031,492
4.20%, 09/09/27	1,120	1,123,114
4.75%, 09/09/34(a)	910	914,231
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,325	1,234,303
3.00%, 09/23/29(b)	2,198	2,105,011
3.80%, 09/23/49(b)	800	620,914
5.38%, 12/06/32(b)	1,168	1,231,098
5.75%, 12/06/52(b)	1,170	1,206,727
Baxter International Inc.
1.73%, 04/01/31	1,696	1,453,671
1.92%, 02/01/27	2,161	2,105,444
2.27%, 12/01/28	3,065	2,886,659
2.54%, 02/01/32	2,075	1,813,914
3.13%, 12/01/51(a)	1,405	904,137
3.50%, 08/15/46(a)	917	666,686
3.95%, 04/01/30(a)	1,671	1,627,990
4.45%, 02/15/29	255	256,145
4.50%, 06/15/43(a)	535	449,834
4.90%, 12/15/30	1,155	1,161,704
5.65%, 12/15/35	1,175	1,197,421
6.25%, 12/01/37	451	474,462
Boston Scientific Corp.
2.65%, 06/01/30	2,692	2,539,195
4.00%, 03/01/28	830	832,701
4.00%, 03/01/29	1,020	1,018,300
4.55%, 03/01/39(a)	820	790,804
4.70%, 03/01/49(a)	965	885,264
6.25%, 11/15/35	520	585,878
7.38%, 01/15/40	475	581,120
Covidien International Finance SA, 6.55%, 10/15/37(a)	298	339,548
Danaher Corp.
2.60%, 10/01/50(a)	1,675	1,047,717
2.80%, 12/10/51	1,130	729,600
4.38%, 09/15/45	967	861,963
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	1,649	1,522,910
DH Europe Finance II SARL
2.60%, 11/15/29	1,740	1,650,782
3.25%, 11/15/39	1,804	1,498,216
3.40%, 11/15/49	1,474	1,092,203
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,359	1,363,862
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,395	1,427,009
4.80%, 01/15/31	865	882,520
5.50%, 06/15/35(a)	925	966,030
5.65%, 11/15/27	3,659	3,764,541
5.86%, 03/15/30	2,235	2,367,326
5.91%, 11/22/32	2,885	3,116,812
6.38%, 11/22/52(a)	1,875	2,079,558
Koninklijke Philips NV
5.00%, 03/15/42	821	775,455
6.88%, 03/11/38	1,215	1,377,351
Medtronic Global Holdings SCA
4.25%, 03/30/28	1,790	1,802,193
4.50%, 03/30/33	1,770	1,782,145
Medtronic Inc.
4.00%, 04/01/43(a)	350	301,441
4.38%, 03/15/35	3,175	3,145,613
4.63%, 03/15/45	3,119	2,893,702
Security	Par (000)	Value
Health Care - Products (continued)
Olympus Corp., 2.14%, 12/08/26(b)	$870	$851,482
Revvity Inc.
1.90%, 09/15/28	1,175	1,105,229
2.25%, 09/15/31	1,125	993,169
2.55%, 03/15/31	785	710,290
3.30%, 09/15/29	1,895	1,828,922
3.63%, 03/15/51(a)	960	692,295
Smith & Nephew PLC
2.03%, 10/14/30	1,977	1,777,274
5.15%, 03/20/27	585	591,538
5.40%, 03/20/34	800	834,925
Solventum Corp.
5.40%, 03/01/29	1,434	1,482,989
5.45%, 02/25/27	353	357,831
5.45%, 03/13/31	1,860	1,942,088
5.60%, 03/23/34	2,800	2,926,082
5.90%, 04/30/54(a)	2,285	2,344,645
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,602	1,476,020
3.75%, 03/15/51	1,239	926,095
Stryker Corp.
1.95%, 06/15/30	1,863	1,695,168
2.90%, 06/15/50	920	617,375
3.65%, 03/07/28	1,289	1,283,671
4.10%, 04/01/43	1,195	1,031,967
4.25%, 09/11/29	1,270	1,280,517
4.38%, 05/15/44	748	661,936
4.55%, 02/10/27	750	755,446
4.63%, 09/11/34(a)	1,325	1,329,205
4.63%, 03/15/46	1,563	1,418,448
4.70%, 02/10/28	1,270	1,290,171
4.85%, 12/08/28	1,430	1,466,118
4.85%, 02/10/30	1,105	1,137,314
5.20%, 02/10/35	1,045	1,084,093
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	1,697	1,599,729
2.00%, 10/15/31(a)	2,764	2,472,740
2.60%, 10/01/29(a)	1,463	1,391,250
2.80%, 10/15/41	1,975	1,475,356
4.10%, 08/15/47	1,593	1,352,971
4.20%, 03/01/31	860	861,400
4.47%, 10/07/32	955	962,244
4.79%, 10/07/35	800	808,036
4.80%, 11/21/27(a)	1,695	1,725,574
4.89%, 10/07/37	800	800,846
4.95%, 11/21/32(a)	1,025	1,066,132
4.98%, 08/10/30	1,505	1,561,676
5.00%, 12/05/26(a)	575	580,858
5.00%, 01/31/29	845	871,591
5.09%, 08/10/33	1,325	1,383,228
5.20%, 01/31/34	835	874,602
5.30%, 02/01/44	669	672,486
5.40%, 08/10/43(a)	405	412,729
VSP Optical Group Inc., 5.45%, 12/01/35(b)	250	253,810
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	1,945	1,757,288
3.55%, 03/20/30(a)	735	711,572
4.25%, 08/15/35	692	648,784
4.45%, 08/15/45(a)	930	817,514
4.70%, 02/19/27	920	926,193
5.05%, 02/19/30	1,135	1,170,491

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.20%, 09/15/34(a)	$1,300	$1,337,293
5.35%, 12/01/28	970	1,003,849
5.50%, 02/19/35(a)	785	820,496
5.75%, 11/30/39(a)	602	632,691
		154,847,103
Health Care - Services — 3.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	245	156,916
Adventist Health System/West
2.95%, 03/01/29	787	745,712
3.63%, 03/01/49	880	609,764
5.43%, 03/01/32(a)	585	602,105
5.76%, 12/01/34	410	426,642
Series 2025, 4.74%, 12/01/30	360	363,791
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	171,427
3.83%, 08/15/28	170	169,680
4.27%, 08/15/48	377	320,817
Series 2020, 2.21%, 06/15/30(a)	65	60,124
Series 2020, 3.01%, 06/15/50(a)	625	424,270
Aetna Inc.
3.88%, 08/15/47	425	323,374
4.50%, 05/15/42(a)	1,067	926,007
4.75%, 03/15/44	750	661,856
6.63%, 06/15/36	1,410	1,558,783
6.75%, 12/15/37	960	1,071,474
AHS Hospital Corp.
5.02%, 07/01/45	775	743,021
Series 2021, 2.78%, 07/01/51	890	568,252
Allina Health System
2.90%, 11/15/51(a)	255	164,178
4.81%, 11/15/45(a)	830	766,114
Series 2019, 3.89%, 04/15/49	763	605,681
Ascension Health
3.95%, 11/15/46	1,470	1,212,599
4.85%, 11/15/53(a)	722	664,840
Series 2025, 4.08%, 11/15/28	265	266,596
Series 2025, 4.29%, 11/15/30	845	851,058
Series 2025, 4.92%, 11/15/35	640	650,131
Series B, 2.53%, 11/15/29	1,462	1,384,403
Series B, 3.11%, 11/15/39	1,215	978,188
Banner Health
1.90%, 01/01/31	625	562,479
2.34%, 01/01/30	765	715,872
2.91%, 01/01/42(a)	505	378,810
2.91%, 01/01/51(a)	555	359,277
Series 2020, 3.18%, 01/01/50(a)	624	434,873
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	605	534,988
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	105	63,423
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50(a)	494	360,171
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	715	561,107
Baylor Scott & White Holdings
3.97%, 11/15/46	565	463,846
4.19%, 11/15/45	1,087	928,712
Series 2021, 1.78%, 11/15/30(a)	629	564,414
Series 2021, 2.84%, 11/15/50	1,220	796,419
Security	Par (000)	Value
Health Care - Services (continued)
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(a)	$525	$344,451
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	1,145	1,118,310
Series 2018, 4.30%, 07/01/28(a)	410	411,454
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	620	437,096
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	545	493,861
Centene Corp.
2.45%, 07/15/28	3,290	3,067,106
2.50%, 03/01/31	3,540	3,051,984
2.63%, 08/01/31	2,060	1,765,134
3.00%, 10/15/30	3,520	3,140,562
3.38%, 02/15/30	3,565	3,273,675
4.25%, 12/15/27	3,460	3,417,496
4.63%, 12/15/29	5,105	4,935,082
Children's Health System of Texas, 2.51%, 08/15/50	475	284,891
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	745	631,230
Series 2020, 2.59%, 02/01/50(a)	245	153,165
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	379	337,640
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	895	569,537
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(a)	515	337,111
CHRISTUS Health, Series C, 4.34%, 07/01/28	965	969,078
Cigna Group (The)
2.38%, 03/15/31	3,505	3,176,446
2.40%, 03/15/30	2,630	2,444,155
3.05%, 10/15/27	1,288	1,267,151
3.20%, 03/15/40	1,664	1,329,168
3.40%, 03/01/27	2,060	2,044,666
3.40%, 03/15/50(a)	2,220	1,579,075
3.40%, 03/15/51	2,605	1,834,037
3.88%, 10/15/47	1,584	1,240,049
4.38%, 10/15/28	6,210	6,271,780
4.50%, 09/15/30	1,610	1,622,347
4.80%, 08/15/38	3,988	3,860,826
4.80%, 07/15/46	2,334	2,102,465
4.88%, 09/15/32	1,560	1,586,974
4.90%, 12/15/48	4,253	3,857,550
5.00%, 05/15/29	1,720	1,767,717
5.13%, 05/15/31(a)	1,810	1,874,575
5.25%, 02/15/34	2,135	2,210,945
5.25%, 01/15/36	1,520	1,558,587
5.38%, 02/15/42	620	607,102
5.40%, 03/15/33	1,425	1,493,744
5.60%, 02/15/54(a)	2,310	2,279,128
6.00%, 01/15/56	1,715	1,789,274
6.13%, 11/15/41	1,039	1,110,543
City of Hope
Series 2013, 5.62%, 11/15/43(a)	670	665,960
Series 2018, 4.38%, 08/15/48(a)	710	599,856
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	585	511,264
CommonSpirit Health
2.78%, 10/01/30	53	49,504

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.35%, 10/01/29(a)	$788	$763,520
3.82%, 10/01/49	492	374,772
3.91%, 10/01/50	630	475,842
4.19%, 10/01/49	1,058	848,328
4.35%, 09/01/30(a)	470	470,580
4.35%, 11/01/42(a)	650	566,894
4.98%, 09/01/35	505	504,343
5.32%, 12/01/34	1,000	1,028,289
5.55%, 12/01/54	960	932,703
5.58%, 09/01/45	145	143,967
5.66%, 09/01/55	165	163,281
6.46%, 11/01/52	300	328,347
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	537	351,333
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(a)	799	587,937
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	899	642,643
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	747	590,615
Dignity Health
4.50%, 11/01/42(a)	100	87,962
5.27%, 11/01/64(a)	340	311,437
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	1,032	845,936
Elevance Health Inc.
2.25%, 05/15/30	1,861	1,711,897
2.55%, 03/15/31	1,621	1,482,349
2.88%, 09/15/29	1,157	1,104,737
3.13%, 05/15/50(a)	1,934	1,285,791
3.60%, 03/15/51	875	632,585
3.65%, 12/01/27(a)	2,745	2,726,017
3.70%, 09/15/49	1,458	1,083,043
4.00%, 09/15/28	2,110	2,105,471
4.10%, 03/01/28	2,135	2,135,847
4.10%, 05/15/32	992	968,730
4.38%, 12/01/47	2,360	1,980,535
4.55%, 03/01/48	1,665	1,436,232
4.55%, 05/15/52	1,257	1,058,584
4.60%, 09/15/32	975	976,735
4.63%, 05/15/42	1,487	1,347,342
4.65%, 01/15/43	1,730	1,565,617
4.65%, 08/15/44	1,345	1,196,437
4.75%, 02/15/30	1,215	1,240,902
4.75%, 02/15/33	1,640	1,653,111
4.85%, 08/15/54(a)	540	468,728
4.95%, 11/01/31(a)	1,270	1,300,877
5.00%, 01/15/36	1,405	1,407,339
5.10%, 01/15/44	961	913,364
5.13%, 02/15/53	1,885	1,727,300
5.15%, 06/15/29	1,670	1,722,791
5.20%, 02/15/35	1,755	1,799,789
5.38%, 06/15/34	2,400	2,489,700
5.50%, 10/15/32(a)	2,145	2,265,183
5.65%, 06/15/54	1,945	1,914,863
5.70%, 02/15/55(a)	2,175	2,154,268
5.70%, 09/15/55	750	744,852
5.85%, 01/15/36	525	559,539
5.85%, 11/01/64	1,710	1,698,971
5.95%, 12/15/34	780	836,359
6.10%, 10/15/52	1,345	1,402,134
Security	Par (000)	Value
Health Care - Services (continued)
6.38%, 06/15/37	$800	$878,362
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	187	145,661
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	244,312
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	1,332	1,300,841
2.38%, 02/16/31(b)	1,096	973,041
3.00%, 12/01/31(a)(b)	755	683,226
3.75%, 06/15/29(b)	859	839,734
Hackensack Meridian Health Inc.
4.21%, 07/01/48	525	440,879
4.50%, 07/01/57(a)	542	467,548
Series 2020, 2.68%, 09/01/41	950	697,078
Series 2020, 2.88%, 09/01/50	540	352,195
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	149,938
HCA Inc.
2.38%, 07/15/31	1,530	1,372,244
3.13%, 03/15/27	1,621	1,599,715
3.38%, 03/15/29	1,655	1,614,228
3.50%, 09/01/30	5,205	5,010,151
3.50%, 07/15/51	2,675	1,860,533
3.63%, 03/15/32	3,329	3,157,761
4.13%, 06/15/29	3,616	3,607,975
4.30%, 11/15/30	895	892,476
4.38%, 03/15/42	1,260	1,094,509
4.50%, 02/15/27	1,781	1,784,770
4.60%, 11/15/32	1,425	1,424,499
4.63%, 03/15/52	3,425	2,862,315
4.90%, 11/15/35	1,250	1,245,244
5.00%, 03/01/28	1,170	1,192,479
5.13%, 06/15/39	2,016	1,973,976
5.20%, 06/01/28(a)	1,423	1,459,211
5.25%, 03/01/30	1,970	2,039,898
5.25%, 06/15/49	3,203	2,951,919
5.45%, 04/01/31	3,060	3,200,832
5.45%, 09/15/34	2,308	2,395,706
5.50%, 03/01/32	1,325	1,389,584
5.50%, 06/01/33	2,600	2,727,470
5.50%, 06/15/47	2,531	2,437,620
5.60%, 04/01/34	2,390	2,505,666
5.63%, 09/01/28	2,853	2,946,341
5.70%, 11/15/55	1,835	1,790,608
5.75%, 03/01/35	2,350	2,481,486
5.88%, 02/01/29	1,845	1,922,255
5.90%, 06/01/53	1,940	1,938,061
5.95%, 09/15/54	1,795	1,807,028
6.00%, 04/01/54	2,625	2,664,787
6.10%, 04/01/64	1,087	1,105,504
6.20%, 03/01/55	2,415	2,516,599
7.50%, 11/06/33	200	231,937
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,789	1,628,963
3.20%, 06/01/50(a)(b)	1,036	674,948
5.20%, 06/15/29(b)	1,545	1,590,856
5.45%, 06/15/34(b)	1,085	1,119,908
5.88%, 06/15/54(b)	1,810	1,775,507
Highmark Inc., 2.55%, 05/10/31(b)	947	841,885
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	650	506,291

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	$1,155	$1,149,053
Humana Inc.
1.35%, 02/03/27	655	634,043
2.15%, 02/03/32(a)	1,852	1,607,860
3.13%, 08/15/29	615	590,924
3.70%, 03/23/29	1,552	1,523,256
3.95%, 03/15/27	1,097	1,093,347
3.95%, 08/15/49	733	552,956
4.63%, 12/01/42	986	860,896
4.80%, 03/15/47	1,119	962,969
4.88%, 04/01/30	1,525	1,546,593
4.95%, 10/01/44	1,514	1,353,602
5.38%, 04/15/31	2,100	2,172,675
5.50%, 03/15/53	1,155	1,069,851
5.55%, 05/01/35	1,405	1,441,974
5.75%, 03/01/28	865	893,884
5.75%, 12/01/28	610	634,769
5.75%, 04/15/54	1,215	1,165,954
5.88%, 03/01/33(a)	1,385	1,463,312
5.95%, 03/15/34	1,390	1,468,524
6.00%, 05/01/55	625	620,061
8.15%, 06/15/38	435	527,719
ICON Investments Six DAC
5.81%, 05/08/27	790	805,652
5.85%, 05/08/29	1,467	1,531,900
6.00%, 05/08/34	795	841,628
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	941	768,259
Series 2021, 2.85%, 11/01/51	370	240,341
Inova Health System Foundation, 4.07%, 05/15/52(a)	800	648,142
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	685	505,037
Iowa Health System, Series 2020, 3.67%, 02/15/50	530	404,332
IQVIA Inc.
5.70%, 05/15/28	1,215	1,253,151
6.25%, 02/01/29	1,060	1,117,439
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	1,015	826,982
Kaiser Foundation Hospitals
3.15%, 05/01/27	1,250	1,238,522
4.15%, 05/01/47	2,482	2,101,677
4.88%, 04/01/42	977	939,265
Series 2019, 3.27%, 11/01/49	1,912	1,366,706
Series 2021, 2.81%, 06/01/41	1,350	1,014,747
Series 2021, 3.00%, 06/01/51	2,370	1,588,587
Laboratory Corp. of America Holdings
2.70%, 06/01/31	940	864,309
2.95%, 12/01/29	1,125	1,071,189
3.60%, 09/01/27	945	939,281
4.35%, 04/01/30	1,715	1,719,499
4.55%, 04/01/32	1,060	1,062,285
4.70%, 02/01/45	1,687	1,525,889
4.80%, 10/01/34	1,185	1,180,581
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	15	11,791
Series 2020, 3.19%, 07/01/49	545	382,924
Series 2020, 3.34%, 07/01/60	920	621,176
Security	Par (000)	Value
Health Care - Services (continued)
Mayo Clinic
3.77%, 11/15/43	$385	$323,035
Series 2013, 4.00%, 11/15/47	260	210,847
Series 2016, 4.13%, 11/15/52	340	279,590
Series 2021, 3.20%, 11/15/61	758	499,500
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	763	652,059
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	300	225,022
Memorial Health Services, 3.45%, 11/01/49	670	485,224
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	318,616
5.00%, 07/01/42	285	277,624
Series 2015, 4.20%, 07/01/55(a)	312	260,414
Series 2020, 2.96%, 01/01/50	200	136,154
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	914	576,995
Montefiore Obligated Group
4.29%, 09/01/50	329	228,934
Series 18-C, 5.25%, 11/01/48(a)	486	404,372
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	345	263,312
MyMichigan Health, Series 2020, 3.41%, 06/01/50	745	530,904
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	619	544,724
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	170	121,368
2.61%, 08/01/60(a)	238	134,996
3.56%, 08/01/36	110	98,767
4.02%, 08/01/45	610	515,682
4.06%, 08/01/56(a)	149	118,883
4.76%, 08/01/2116(a)	255	213,725
Series 2019, 3.95%, 08/01/2119(a)	410	288,964
Northwell Healthcare Inc.
3.81%, 11/01/49	477	359,335
3.98%, 11/01/46	905	722,604
4.26%, 11/01/47	1,436	1,189,776
6.15%, 11/01/43	745	779,370
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	440	279,457
Novant Health Inc.
2.64%, 11/01/36	875	709,707
3.17%, 11/01/51(a)	1,309	897,508
3.32%, 11/01/61	368	243,479
4.37%, 11/01/43	685	586,698
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	730	454,707
Ochsner Clinic Foundation, 5.90%, 05/15/45(a)	700	717,581
OhioHealth Corp.
2.30%, 11/15/31	775	699,796
2.83%, 11/15/41	765	572,735
Series 2020, 3.04%, 11/15/50	163	112,875
Orlando Health Obligated Group
3.33%, 10/01/50	700	506,063
4.09%, 10/01/48	742	620,453
5.48%, 10/01/35	695	729,177
PeaceHealth Obligated Group
4.34%, 11/15/28	150	150,863
4.86%, 11/15/32	180	182,344

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2018, 4.79%, 11/15/48(a)	$730	$641,400
Series 2020, 3.22%, 11/15/50	920	610,545
Piedmont Healthcare Inc.
2.04%, 01/01/32	545	474,042
2.86%, 01/01/52(a)	460	296,406
Series 2042, 2.72%, 01/01/42	900	645,876
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	715	651,483
Providence St Joseph Health Obligated Group, 5.37%, 10/01/32	750	780,240
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	415	430,462
Series 19A, 2.53%, 10/01/29	1,310	1,235,426
Series 21A, 2.70%, 10/01/51	1,183	712,684
Series A, 3.93%, 10/01/48	1,012	797,222
Series I, 3.74%, 10/01/47	663	508,149
Queen's Health Systems (The), 4.81%, 07/01/52	320	288,445
Quest Diagnostics Inc.
2.80%, 06/30/31(a)	1,382	1,277,918
2.95%, 06/30/30(a)	1,618	1,534,361
4.20%, 06/30/29	1,080	1,084,685
4.60%, 12/15/27	1,285	1,300,654
4.63%, 12/15/29	1,635	1,664,003
4.70%, 03/30/45(a)	641	589,270
5.00%, 12/15/34	1,090	1,110,822
6.40%, 11/30/33	940	1,048,023
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	215	147,084
Roche Holdings Inc.
1.93%, 12/13/28(a)(b)	3,410	3,225,838
2.08%, 12/13/31(a)(b)	3,352	2,975,533
2.31%, 03/10/27(b)	1,774	1,742,423
2.38%, 01/28/27(b)	1,295	1,274,872
2.61%, 12/13/51(b)	3,710	2,320,224
3.63%, 09/17/28(a)(b)	1,160	1,155,725
4.00%, 11/28/44(a)(b)	1,430	1,232,408
4.08%, 12/02/30(b)	600	600,355
4.20%, 09/09/29(a)(b)	1,805	1,821,439
4.37%, 12/02/32(b)	600	602,432
4.59%, 09/09/34(b)	2,150	2,164,018
4.67%, 12/02/35(b)	600	602,226
4.79%, 03/08/29(b)	1,225	1,256,194
4.91%, 03/08/31(b)	1,480	1,532,901
4.99%, 03/08/34(b)	1,695	1,760,572
5.22%, 03/08/54(a)(b)	2,285	2,256,306
5.34%, 11/13/28(b)	2,350	2,447,374
5.49%, 11/13/30(b)	2,310	2,456,709
5.59%, 11/13/33(b)	2,685	2,893,557
7.00%, 03/01/39(b)	1,715	2,072,622
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	590	585,976
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	722	459,315
Sentara Health, 2.93%, 11/01/51	410	264,935
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	235	148,147
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	713	646,526
Security	Par (000)	Value
Health Care - Services (continued)
SSM Health Care Corp.
4.89%, 06/01/28(a)	$755	$767,874
Series A, 3.82%, 06/01/27	883	881,302
Stanford Health Care
3.03%, 08/15/51(a)	625	418,210
Series 2018, 3.80%, 11/15/48	1,081	853,113
Series 2020, 3.31%, 08/15/30	705	681,485
Summa Health, 3.51%, 11/15/51(a)	510	390,546
Sutter Health
5.16%, 08/15/33	25	25,860
5.55%, 08/15/53(a)	10	10,167
Series 2018, 3.70%, 08/15/28	302	300,529
Series 2018, 4.09%, 08/15/48	420	347,065
Series 2025, 5.21%, 08/15/32	690	717,939
Series 2025, 5.54%, 08/15/35	1,975	2,089,877
Series 20A, 2.29%, 08/15/30(a)	335	309,046
Series 20A, 3.16%, 08/15/40	333	266,889
Series 20A, 3.36%, 08/15/50(a)	360	259,400
Texas Health Resources
2.33%, 11/15/50(a)	585	341,769
4.33%, 11/15/55	505	432,150
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	397,165
Trinity Health Corp.
4.13%, 12/01/45	500	426,474
Series 2019, 3.43%, 12/01/48(a)	575	443,659
Series 2021, 2.63%, 12/01/40(a)	925	687,341
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	320	304,894
UnitedHealth Group Inc.
3.70%, 05/15/27	1,100	1,097,234
2.00%, 05/15/30	2,082	1,904,880
2.30%, 05/15/31	2,315	2,094,366
2.75%, 05/15/40	2,110	1,601,599
2.88%, 08/15/29(a)	1,895	1,821,585
2.90%, 05/15/50	2,085	1,354,928
2.95%, 10/15/27	1,806	1,776,874
3.05%, 05/15/41	2,955	2,273,387
3.13%, 05/15/60	1,940	1,209,398
3.25%, 05/15/51	3,625	2,501,656
3.38%, 04/15/27	1,005	997,930
3.45%, 01/15/27	1,123	1,117,117
3.50%, 08/15/39	1,951	1,647,421
3.70%, 08/15/49	2,036	1,542,418
3.75%, 10/15/47	1,574	1,223,608
3.85%, 06/15/28	2,090	2,087,336
3.88%, 12/15/28	1,936	1,932,864
3.88%, 08/15/59	2,022	1,494,736
3.95%, 10/15/42	948	799,730
4.00%, 05/15/29	1,862	1,862,654
4.20%, 05/15/32	2,540	2,522,038
4.20%, 01/15/47	1,150	958,656
4.25%, 01/15/29(a)	2,370	2,387,776
4.25%, 03/15/43	1,558	1,357,376
4.25%, 04/15/47	1,498	1,255,494
4.25%, 06/15/48	2,417	2,016,035
4.38%, 03/15/42	711	635,977
4.40%, 06/15/28	815	824,799
4.45%, 12/15/48	1,823	1,563,713
4.50%, 04/15/33	2,680	2,674,919
4.60%, 04/15/27	835	841,733
4.63%, 07/15/35(a)	1,785	1,777,165

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 11/15/41	$936	$867,609
4.65%, 01/15/31	1,640	1,669,509
4.70%, 04/15/29	1,330	1,361,261
4.75%, 07/15/45	3,465	3,170,494
4.75%, 05/15/52	3,639	3,215,878
4.80%, 01/15/30	2,230	2,290,579
4.90%, 04/15/31	1,710	1,760,851
4.95%, 01/15/32	2,460	2,535,050
4.95%, 05/15/62	1,915	1,688,449
5.00%, 04/15/34(a)	1,915	1,960,397
5.05%, 04/15/53	3,005	2,771,934
5.15%, 07/15/34(a)	3,915	4,048,736
5.20%, 04/15/63	2,845	2,610,595
5.25%, 02/15/28	870	894,270
5.30%, 02/15/30(a)	2,097	2,191,943
5.30%, 06/15/35	1,829	1,906,018
5.35%, 02/15/33	3,665	3,842,492
5.38%, 04/15/54	3,185	3,076,741
5.50%, 07/15/44	2,420	2,439,008
5.50%, 04/15/64	1,850	1,781,443
5.63%, 07/15/54	4,555	4,563,226
5.70%, 10/15/40	535	564,550
5.75%, 07/15/64	2,770	2,776,783
5.80%, 03/15/36(a)	1,814	1,951,864
5.88%, 02/15/53	3,445	3,552,428
5.95%, 02/15/41	590	631,778
5.95%, 06/15/55	935	979,782
6.05%, 02/15/63	2,580	2,699,391
6.50%, 06/15/37	1,188	1,341,881
6.63%, 11/15/37	1,089	1,245,574
6.88%, 02/15/38	1,668	1,946,196
Universal Health Services Inc.
2.65%, 10/15/30	1,525	1,390,940
2.65%, 01/15/32	1,032	910,310
4.63%, 10/15/29	1,205	1,212,817
5.05%, 10/15/34	855	842,343
UPMC
5.04%, 05/15/33	255	261,802
5.38%, 05/15/43	590	584,198
WakeMed, Series A, 3.29%, 10/01/52(a)	160	111,449
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	201	129,697
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	772	686,622
Series 2021, 3.07%, 03/01/51(a)	828	526,545
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	410	244,395
		513,484,816
Holding Companies - Diversified — 0.7%
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	225	223,303
Antares Holdings LP
2.75%, 01/15/27(a)(b)	605	589,278
3.75%, 07/15/27(b)	575	561,120
6.35%, 10/23/29(b)	565	578,067
6.50%, 02/08/29(b)	125	127,860
7.95%, 08/11/28(b)	125	132,424
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)	835	846,509
6.55%, 03/15/32(b)	970	1,007,737
6.70%, 07/29/31	1,630	1,712,122
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.90%, 04/13/29	$1,765	$1,851,726
Ares Capital Corp.
2.88%, 06/15/27	790	771,288
2.88%, 06/15/28	2,343	2,236,350
3.20%, 11/15/31	1,535	1,359,538
5.10%, 01/15/31	830	820,390
5.50%, 09/01/30	1,470	1,483,261
5.80%, 03/08/32	1,710	1,729,061
5.88%, 03/01/29	1,710	1,757,009
5.95%, 07/15/29	1,340	1,378,030
7.00%, 01/15/27	840	861,870
Ares Strategic Income Fund
4.85%, 01/15/29(b)	845	834,229
5.15%, 01/15/31(b)	705	692,971
5.45%, 09/09/28(b)	765	768,709
5.60%, 02/15/30	1,270	1,275,618
5.70%, 03/15/28	2,230	2,258,967
5.80%, 09/09/30(b)	1,090	1,101,668
6.20%, 03/21/32	1,230	1,260,222
6.35%, 08/15/29	1,230	1,268,765
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30(a)	675	674,587
Barings BDC Inc.
5.20%, 09/15/28	255	254,013
7.00%, 02/15/29(a)	230	237,820
Barings Private Credit Corp., 6.15%, 06/11/30(a)(b)	585	581,124
Blackstone Private Credit Fund
2.63%, 12/15/26	570	558,490
3.25%, 03/15/27(a)	1,531	1,503,488
4.00%, 01/15/29(a)	1,087	1,056,556
4.95%, 09/26/27	750	754,628
5.05%, 09/10/30	800	788,663
5.25%, 04/01/30	800	797,089
5.60%, 11/22/29	780	788,902
5.95%, 07/16/29	930	950,957
6.00%, 01/29/32	1,470	1,501,969
6.00%, 11/22/34(a)	1,630	1,654,247
6.25%, 01/25/31	1,065	1,102,390
7.30%, 11/27/28(a)	1,145	1,217,280
Blackstone Secured Lending Fund
2.13%, 02/15/27	878	851,348
2.85%, 09/30/28	215	203,231
5.13%, 01/31/31(a)	400	396,146
5.30%, 06/30/30(a)	905	907,238
5.35%, 04/13/28	985	994,771
5.88%, 11/15/27	1,065	1,086,801
Blue Owl Capital Corp.
2.63%, 01/15/27	777	757,073
2.88%, 06/11/28	1,200	1,131,129
5.95%, 03/15/29(a)	1,415	1,432,792
6.20%, 07/15/30	960	979,452
Blue Owl Capital Corp. III, 3.13%, 04/13/27	510	497,417
Blue Owl Credit Income Corp.
4.70%, 02/08/27	685	681,436
5.80%, 03/15/30	1,725	1,721,656
5.90%, 05/23/28(b)	5	5,073
6.60%, 09/15/29	1,725	1,773,540
6.65%, 03/15/31	1,245	1,285,824
7.75%, 09/16/27	688	713,286
7.75%, 01/15/29	825	872,605

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
7.95%, 06/13/28	$1,800	$1,905,890
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	472	457,353
6.10%, 03/15/28(b)	1,165	1,167,748
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	1,215	1,237,010
Capital Southwest Corp., 5.95%, 09/18/30	550	552,942
Carlyle Secured Lending Inc.
5.75%, 02/15/31	250	245,917
6.75%, 02/18/30	410	420,980
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	1,723	1,706,012
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	665	660,154
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,663	1,583,200
3.38%, 09/06/49(a)(b)	860	639,632
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	644	634,136
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(b)	750	718,869
Franklin BSP Capital Corp.
6.00%, 10/02/30(a)(b)	375	370,626
7.20%, 06/15/29	475	490,650
FS KKR Capital Corp.
2.63%, 01/15/27	575	557,795
3.13%, 10/12/28	1,060	980,954
3.25%, 07/15/27	712	685,733
6.13%, 01/15/30(a)	1,000	993,728
6.13%, 01/15/31(a)	400	393,018
6.88%, 08/15/29(a)	855	868,895
7.88%, 01/15/29(a)	945	984,138
Goldman Sachs BDC Inc.
5.65%, 09/09/30	430	433,820
6.38%, 03/11/27	285	291,286
Goldman Sachs Private Credit Corp.
5.38%, 01/31/29(b)	320	320,215
5.88%, 05/06/28(a)(b)	450	457,411
5.88%, 01/31/31(b)	250	250,635
6.25%, 05/06/30(a)(b)	965	984,086
Golub Capital BDC Inc.
2.05%, 02/15/27(a)	535	517,224
6.00%, 07/15/29	1,165	1,187,856
7.05%, 12/05/28	860	905,432
Golub Capital Private Credit Fund
5.45%, 08/15/28(a)	655	659,075
5.80%, 09/12/29	630	637,194
5.88%, 05/01/30	935	947,850
HA Sustainable Infrastructure Capital Inc.
6.15%, 01/15/31(a)	605	619,722
6.38%, 07/01/34	1,845	1,884,150
6.75%, 07/15/35	700	725,391
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(a)(b)	610	563,114
8.00%, 06/15/27(b)	695	720,987
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	1,390	1,643,131
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	110	105,909
Security	Par (000)	Value
Holding Companies - Diversified (continued)
JAB Holdings BV
2.20%, 11/23/30(a)(b)	$552	$492,006
3.75%, 05/28/51(b)	885	615,864
4.50%, 04/08/52(b)	690	543,675
Main Street Capital Corp.
5.40%, 08/15/28(a)	525	526,304
6.50%, 06/04/27	465	474,728
6.95%, 03/01/29(a)	500	519,673
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	515	513,826
6.00%, 05/19/30(a)	580	593,416
6.15%, 05/17/29(a)	485	500,096
MSD Investment Corp., 6.25%, 05/31/30(b)	775	777,453
New Mountain Finance Corp.
6.20%, 10/15/27(a)	490	498,216
6.88%, 02/01/29(a)	220	224,430
North Haven Private Income Fund LLC
5.13%, 09/25/28(a)(b)	400	398,649
5.75%, 02/01/30	210	210,301
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	510	525,389
Oaktree Specialty Lending Corp.
2.70%, 01/15/27(a)	545	530,466
6.34%, 02/27/30(a)	470	471,066
7.10%, 02/15/29	445	456,998
Oaktree Strategic Credit Fund
6.19%, 07/15/30(a)(b)	735	741,442
6.50%, 07/23/29(a)	485	498,950
8.40%, 11/14/28	515	554,894
Pershing Square Holdings Ltd/Fund, 4.95%, 07/15/39(b)	130	116,210
Sixth Street Lending Partners
5.75%, 01/15/30	900	911,533
6.13%, 07/15/30(a)(b)	1,395	1,433,130
6.50%, 03/11/29	1,110	1,153,915
Sixth Street Specialty Lending Inc.
5.63%, 08/15/30	500	506,101
6.13%, 03/01/29(a)	505	518,166
6.95%, 08/14/28(a)	528	554,791
		108,172,669
Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27(a)	1,032	986,103
4.85%, 10/15/30(a)	130	133,229
5.00%, 10/15/34	1,170	1,193,587
5.50%, 10/15/35	850	889,277
Lennar Corp.
4.75%, 11/29/27	237	238,878
5.00%, 06/15/27	679	684,411
5.20%, 07/30/30	895	924,167
Meritage Homes Corp.
3.88%, 04/15/29(a)(b)	635	622,130
5.13%, 06/06/27(a)	220	221,343
5.65%, 03/15/35	780	800,536
NVR Inc., 3.00%, 05/15/30	1,323	1,258,373
PulteGroup Inc.
5.00%, 01/15/27	397	400,085
6.00%, 02/15/35	434	469,319
6.38%, 05/15/33	610	670,779
7.88%, 06/15/32	463	542,905

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Sekisui House U.S., Inc.
2.50%, 01/15/31	$905	$807,471
3.85%, 01/15/30(a)	535	516,805
3.97%, 08/06/61(a)	302	207,925
6.00%, 01/15/43	970	913,243
Toll Brothers Finance Corp.
3.80%, 11/01/29	765	750,587
4.35%, 02/15/28	885	888,352
4.88%, 03/15/27	565	568,654
5.60%, 06/15/35(a)	520	537,735
		15,225,894
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	860	842,556
3.50%, 11/15/51(a)	840	547,011
4.40%, 03/15/29	1,148	1,128,510
LG Electronics Inc.
5.63%, 04/24/27(a)(b)	485	494,304
5.63%, 04/24/29(b)	85	88,791
Panasonic Holdings Corp.
3.11%, 07/19/29(a)(b)	625	603,999
5.30%, 07/16/34(a)(b)	770	803,049
		4,508,220
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	755	662,047
2.65%, 04/30/30	947	886,255
4.88%, 12/06/28	1,209	1,234,154
5.75%, 03/15/33(a)	715	760,034
Church & Dwight Co. Inc.
2.30%, 12/15/31	525	468,855
3.15%, 08/01/27	1,002	990,100
3.95%, 08/01/47	685	555,266
5.00%, 06/15/52	975	908,227
5.60%, 11/15/32	845	902,598
Clorox Co. (The)
1.80%, 05/15/30(a)	1,220	1,101,070
3.10%, 10/01/27	908	895,106
3.90%, 05/15/28(a)	1,010	1,009,734
4.40%, 05/01/29(a)	895	904,728
4.60%, 05/01/32(a)	1,005	1,018,237
Kimberly-Clark Corp.
1.05%, 09/15/27	1,298	1,238,094
2.00%, 11/02/31(a)	1,075	969,712
2.88%, 02/07/50(a)	534	357,155
3.10%, 03/26/30	1,384	1,332,949
3.20%, 04/25/29	1,098	1,072,383
3.20%, 07/30/46	575	419,285
3.70%, 06/01/43	475	387,131
3.90%, 05/04/47	819	658,499
3.95%, 11/01/28(a)	1,174	1,179,340
4.50%, 02/16/33	865	879,838
5.30%, 03/01/41	710	722,569
6.63%, 08/01/37	1,261	1,473,948
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	760	691,828
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	3,952	3,893,350
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	720	597,858
Security	Par (000)	Value
Household Products & Wares (continued)
4.35%, 09/30/44(a)(b)	$575	$481,767
4.75%, 10/15/46(b)	1,385	1,245,699
4.80%, 09/01/40(b)	945	909,194
5.75%, 02/15/33(a)(b)	95	101,057
		30,908,067
Insurance — 4.9%
200 Park Funding Trust, 5.74%, 02/15/55(b)	2,035	2,050,323
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	240	240,930
ACE Capital Trust II, Series N, 9.70%, 04/01/30	230	277,005
Aegon Funding Co. LLC, 5.50%, 04/16/27(b)	850	863,649
Aegon Ltd., 5.50%, 04/11/48, (6-mo. SOFR US + 3.97%)(d)	1,007	1,016,692
Aflac Inc.
3.60%, 04/01/30	1,868	1,837,459
4.00%, 10/15/46	645	525,351
4.75%, 01/15/49	1,062	949,601
6.45%, 08/15/40(a)	595	664,551
AIA Group Ltd.
3.20%, 09/16/40(a)(b)	2,612	2,083,477
3.38%, 04/07/30(a)(b)	1,720	1,679,950
3.60%, 04/09/29(a)(b)	2,210	2,185,551
3.90%, 04/06/28(b)	1,150	1,149,328
4.50%, 03/16/46(a)(b)	1,915	1,753,498
4.88%, 03/11/44(a)(b)	840	812,713
4.95%, 04/04/33(a)(b)	1,020	1,058,165
4.95%, 03/30/35(b)	825	838,341
5.38%, 04/05/34(a)(b)	1,745	1,822,808
5.40%, 09/30/54(b)	1,205	1,178,835
5.63%, 10/25/27(b)	1,545	1,592,279
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,281	1,429,961
Alleghany Corp.
3.25%, 08/15/51	1,120	773,699
3.63%, 05/15/30	1,060	1,038,087
4.90%, 09/15/44	747	693,979
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.77%)(b)(d)	1,660	1,700,798
6.35%, 09/06/53, (5-year CMT + 3.23%)(b)(d)	1,070	1,151,377
Allstate Corp. (The)
1.45%, 12/15/30	1,536	1,341,164
3.28%, 12/15/26	887	880,781
3.85%, 08/10/49(a)	927	721,011
4.20%, 12/15/46	1,307	1,096,929
4.50%, 06/15/43	1,044	928,445
5.05%, 06/24/29(a)	870	899,295
5.25%, 03/30/33	905	944,147
5.35%, 06/01/33	1,020	1,066,652
5.55%, 05/09/35(a)	1,081	1,139,199
5.95%, 04/01/36	680	732,098
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(a)(d)	775	814,685
American Financial Group Inc., 5.00%, 09/23/35	415	407,550
American Financial Group Inc./OH
4.50%, 06/15/47	1,205	1,023,290
5.25%, 04/02/30(a)	617	647,244
American International Group Inc.
3.40%, 06/30/30	865	832,825
3.88%, 01/15/35(a)	750	706,005
4.38%, 06/30/50	933	787,360

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 07/16/44	$1,610	$1,434,480
4.75%, 04/01/48	1,716	1,541,641
4.80%, 07/10/45	840	771,088
4.85%, 05/07/30	845	865,310
5.13%, 03/27/33(a)	1,775	1,834,461
5.45%, 05/07/35(a)	625	655,230
6.25%, 05/01/36(a)	615	668,351
Series A-9, 5.75%, 04/01/48(d)	210	213,525
American National Global Funding
5.25%, 06/03/30(b)	795	810,229
5.55%, 01/28/30(b)	1,240	1,279,877
American National Group Inc.
5.00%, 06/15/27	977	983,458
5.75%, 10/01/29	220	227,670
6.00%, 07/15/35(a)	1,435	1,452,793
6.14%, 06/13/32(a)(b)	750	784,663
Americo Life Inc., 3.45%, 04/15/31(a)(b)	773	703,999
AmFam Holdings Inc.
2.81%, 03/11/31(b)	935	820,256
3.83%, 03/11/51(a)(b)	891	603,185
Aon Corp.
2.80%, 05/15/30	1,788	1,684,222
3.75%, 05/02/29	1,558	1,538,798
4.50%, 12/15/28(a)	907	919,152
6.25%, 09/30/40	710	784,883
8.21%, 01/01/27	384	399,571
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	740	654,136
2.60%, 12/02/31(a)	930	841,131
2.85%, 05/28/27	1,045	1,026,675
2.90%, 08/23/51	1,136	716,872
3.90%, 02/28/52	1,687	1,284,099
5.00%, 09/12/32	935	962,859
5.35%, 02/28/33	1,105	1,155,141
Aon Global Ltd.
4.25%, 12/12/42(a)	550	467,823
4.45%, 05/24/43	296	258,315
4.60%, 06/14/44	990	876,137
4.75%, 05/15/45	1,055	949,746
Aon North America Inc.
5.13%, 03/01/27	1,055	1,067,523
5.15%, 03/01/29	1,605	1,652,467
5.30%, 03/01/31	1,140	1,189,399
5.45%, 03/01/34	2,890	3,022,349
5.75%, 03/01/54(a)	3,255	3,299,617
Arch Capital Finance LLC
4.01%, 12/15/26	897	896,698
5.03%, 12/15/46	879	836,200
Arch Capital Group Ltd.
3.64%, 06/30/50	1,387	1,051,511
7.35%, 05/01/34	578	678,005
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	997	964,610
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	408	364,183
3.05%, 03/09/52	871	558,061
3.50%, 05/20/51	1,520	1,080,850
4.60%, 12/15/27	1,190	1,201,513
4.85%, 12/15/29	1,415	1,446,009
5.00%, 02/15/32	1,145	1,171,796
5.15%, 02/15/35(a)	2,525	2,563,804
5.45%, 07/15/34	215	223,682
Security	Par (000)	Value
Insurance (continued)
5.50%, 03/02/33	$745	$779,181
5.55%, 02/15/55	2,020	1,966,052
5.75%, 03/02/53	824	821,494
5.75%, 07/15/54(a)	990	986,660
6.50%, 02/15/34	835	925,092
6.75%, 02/15/54	1,155	1,292,448
Ascot Group Ltd.
4.25%, 12/15/30(a)(b)	606	557,606
6.35%, 06/15/35, (5-year CMT + 2.37%)(b)(d)	625	651,215
Assurant Inc.
2.65%, 01/15/32	810	717,557
3.70%, 02/22/30(a)	1,116	1,087,239
4.90%, 03/27/28	860	870,981
5.55%, 02/15/36	485	493,486
6.75%, 02/15/34	590	649,350
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (3-mo. SOFR US + 2.48%)(b)(d)	480	447,065
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(a)	1,275	1,203,282
3.60%, 09/15/51(a)	927	668,239
6.13%, 09/15/28	545	573,057
Athene Global Funding
1.99%, 08/19/28(b)	1,210	1,133,415
2.45%, 08/20/27(a)(b)	770	746,571
2.50%, 03/24/28(b)	1,267	1,210,514
2.55%, 11/19/30(a)(b)	1,215	1,096,160
2.65%, 10/04/31(b)	980	866,882
2.67%, 06/07/31(b)	961	856,852
2.72%, 01/07/29(b)	820	776,393
4.72%, 10/08/29(b)	1,165	1,165,322
4.83%, 05/09/28(b)	955	963,650
4.95%, 01/07/27(b)	600	604,751
5.03%, 07/17/30(b)	810	819,677
5.32%, 11/13/31(b)	1,335	1,356,320
5.34%, 01/15/27(a)(b)	795	805,288
5.35%, 07/09/27(b)	880	893,069
5.38%, 01/07/30(b)	1,055	1,078,098
5.52%, 03/25/27(b)	1,655	1,678,899
5.53%, 07/11/31(b)	955	980,099
5.54%, 08/22/35(b)	990	996,340
5.58%, 01/09/29(b)	1,800	1,851,010
Athene Holding Ltd.
3.45%, 05/15/52(a)	299	194,024
3.50%, 01/15/31	255	241,303
3.95%, 05/25/51	1,180	835,974
4.13%, 01/12/28	1,725	1,720,084
5.88%, 01/15/34(a)	1,090	1,130,234
6.15%, 04/03/30	1,200	1,270,906
6.25%, 04/01/54	1,815	1,786,115
6.63%, 10/15/54, (5-year CMT + 2.61%)(d)	1,165	1,140,128
6.63%, 05/19/55	1,820	1,887,158
6.65%, 02/01/33(a)	750	809,947
6.88%, 06/28/55, (5-year CMT + 2.58%)(d)	1,260	1,237,742
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	405	389,732
AXA SA, 8.60%, 12/15/30(a)	235	277,721
Axis Specialty Finance LLC
3.90%, 07/15/29	828	818,353
4.90%, 01/15/40, (5-year CMT + 3.19%)(d)	607	584,803

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Axis Specialty Finance PLC
4.00%, 12/06/27(a)	$890	$886,106
5.15%, 04/01/45(a)	540	503,011
Beacon Funding Trust, 6.27%, 08/15/54(a)(b)	2,350	2,405,183
Belrose Funding Trust II, 6.79%, 05/15/55(b)	1,730	1,804,594
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	1,522	1,355,910
1.85%, 03/12/30	1,357	1,248,553
2.30%, 03/15/27(a)	1,365	1,341,735
2.50%, 01/15/51(a)	2,055	1,263,831
2.85%, 10/15/50	2,740	1,803,915
2.88%, 03/15/32(a)	1,957	1,838,190
3.85%, 03/15/52(a)	4,660	3,673,393
4.20%, 08/15/48	3,603	3,075,061
4.25%, 01/15/49	3,524	3,032,724
4.30%, 05/15/43	725	654,858
4.40%, 05/15/42	1,256	1,176,753
5.75%, 01/15/40	1,345	1,475,771
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	1,750	1,666,119
Brighthouse Financial Global Funding
2.00%, 06/28/28(a)(b)	638	597,318
5.55%, 04/09/27(b)	380	385,448
5.65%, 06/10/29(a)(b)	560	573,111
Brighthouse Financial Inc.
3.70%, 06/22/27	840	821,306
3.85%, 12/22/51	580	360,855
4.70%, 06/22/47(a)	989	741,224
5.63%, 05/15/30(a)	1,014	1,023,771
Brown & Brown Inc.
2.38%, 03/15/31	1,563	1,399,286
4.20%, 03/17/32	1,055	1,021,404
4.50%, 03/15/29(a)	920	923,145
4.60%, 12/23/26	725	728,345
4.70%, 06/23/28	1,010	1,019,774
4.90%, 06/23/30	825	835,783
4.95%, 03/17/52(a)	1,280	1,122,756
5.25%, 06/23/32	910	931,698
5.55%, 06/23/35	1,405	1,444,260
5.65%, 06/11/34	915	949,434
6.25%, 06/23/55	1,750	1,833,437
Chubb Corp. (The)
6.00%, 05/11/37(a)	1,095	1,201,940
Series 1, 6.50%, 05/15/38	1,190	1,352,262
Chubb INA Holdings LLC
1.38%, 09/15/30	1,650	1,454,115
2.85%, 12/15/51(a)	1,040	678,453
3.05%, 12/15/61(a)	1,605	1,009,037
4.15%, 03/13/43	940	822,277
4.35%, 11/03/45	2,792	2,474,227
4.65%, 08/15/29	1,825	1,866,357
4.90%, 08/15/35	1,520	1,537,885
5.00%, 03/15/34	2,465	2,535,204
6.70%, 05/15/36	750	867,854
Cincinnati Financial Corp.
6.13%, 11/01/34	660	712,882
6.92%, 05/15/28(a)	755	805,992
CNA Financial Corp.
2.05%, 08/15/30(a)	1,155	1,040,078
3.45%, 08/15/27	993	982,053
3.90%, 05/01/29	1,229	1,217,212
5.13%, 02/15/34	605	610,652
Security	Par (000)	Value
Insurance (continued)
5.20%, 08/15/35	$585	$590,880
5.50%, 06/15/33	660	686,200
CNO Financial Group Inc.
5.25%, 05/30/29	1,019	1,037,275
6.45%, 06/15/34	1,120	1,186,804
CNO Global Funding
2.65%, 01/06/29(b)	1,045	994,467
4.38%, 09/08/28(b)	250	250,676
4.88%, 12/10/27(b)	350	354,152
4.95%, 09/09/29(b)	1,075	1,095,851
5.88%, 06/04/27(b)	720	737,417
Constellation Insurance Inc., 6.80%, 01/24/30(b)	1,125	1,140,951
Corebridge Financial Inc.
3.65%, 04/05/27	1,950	1,934,951
3.85%, 04/05/29	2,180	2,146,873
3.90%, 04/05/32	2,325	2,210,114
4.35%, 04/05/42	975	839,664
4.40%, 04/05/52(a)	2,120	1,728,036
5.75%, 01/15/34	1,805	1,883,441
6.05%, 09/15/33	920	979,408
6.38%, 09/15/54, (5-year CMT + 2.65%)(d)	1,280	1,290,801
6.88%, 12/15/52, (5-year CMT + 3.85%)(d)	1,685	1,721,383
Corebridge Global Funding
4.25%, 08/21/28(b)	730	731,792
4.45%, 10/02/30(b)	770	768,128
4.65%, 08/20/27(b)	1,495	1,509,598
4.85%, 06/06/30(a)(b)	695	706,447
4.90%, 01/07/28(a)(b)	1,325	1,345,824
4.90%, 12/03/29(b)	935	955,614
4.90%, 08/21/32(a)(b)	580	585,768
5.20%, 01/12/29(b)	940	964,578
5.20%, 06/24/29(b)	1,295	1,332,570
5.90%, 09/19/28(b)	895	935,828
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.51%)(a)(b)(d)(e)	3,245	3,396,321
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	25	25,766
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(a)(b)	735	664,204
Empower Finance 2020 LP
1.36%, 09/17/27(b)	213	203,359
1.78%, 03/17/31(b)	1,027	918,745
3.08%, 09/17/51(b)	1,280	846,859
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.01%)(d)	540	533,305
Enstar Group Ltd.
3.10%, 09/01/31	1,130	1,018,134
4.95%, 06/01/29	1,570	1,588,976
7.50%, 04/01/45, (5-year CMT + 3.18%)(b)(d)	465	484,384
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	852	814,720
1.75%, 11/15/30(b)	1,082	953,570
1.80%, 03/08/28(b)	1,160	1,101,955
4.88%, 11/19/27(b)	1,140	1,158,510
5.00%, 03/27/30(b)	435	445,905
5.45%, 03/03/28(b)	830	852,000
Equitable Holdings Inc.
4.35%, 04/20/28(a)	1,988	1,995,432
4.57%, 02/15/29(b)	1,217	1,223,993
5.00%, 04/20/48	2,032	1,840,162
5.59%, 01/11/33(a)	865	905,731

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)(d)	$885	$922,546
7.00%, 04/01/28(a)	130	138,144
Essent Group Ltd., 6.25%, 07/01/29	655	684,644
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,655	1,062,817
3.50%, 10/15/50	1,525	1,073,913
4.87%, 06/01/44	770	694,981
F&G Annuities & Life Inc.
6.25%, 10/04/34(a)	1,010	1,023,580
6.50%, 06/04/29	1,040	1,083,894
7.40%, 01/13/28	795	833,736
F&G Global Funding
2.00%, 09/20/28(b)	1,075	1,004,291
2.30%, 04/11/27(a)(b)	765	745,402
4.65%, 09/08/28(b)	565	566,782
5.88%, 06/10/27(a)(b)	715	730,117
5.88%, 01/16/30(a)(b)	585	606,548
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	898,639
4.63%, 04/29/30(a)	1,121	1,126,419
4.85%, 04/17/28(a)	1,209	1,222,993
5.63%, 08/16/32	1,255	1,312,167
5.75%, 05/20/35	535	558,913
6.00%, 12/07/33	970	1,031,916
6.10%, 03/15/55	680	689,588
6.35%, 03/22/54(a)	1,775	1,855,887
6.50%, 05/20/55(a)	500	538,388
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	672,615
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.00%)(b)(d)	475	472,198
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.45%)(b)(d)	760	716,678
Farmers Insurance Exchange, 4.75%, 11/01/57(a)(b)(d)	576	493,137
Fidelis Insurance Holdings Ltd., 4.88%, 06/30/30(b)	100	100,480
Fidelity National Financial Inc.
2.45%, 03/15/31	1,247	1,113,785
3.20%, 09/17/51	800	516,823
3.40%, 06/15/30	1,205	1,148,487
4.50%, 08/15/28	1,032	1,037,121
First American Financial Corp.
2.40%, 08/15/31	1,267	1,110,176
4.00%, 05/15/30	1,055	1,021,408
5.45%, 09/30/34	920	931,385
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	2,725	2,568,852
Five Corners Funding Trust III, 5.79%, 02/15/33(b)	1,500	1,581,646
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	1,120	1,167,140
Fortitude Global Funding, 4.63%, 10/06/28(b)	650	650,478
Fortitude Group Holdings LLC, 6.25%, 04/01/30(a)(b)	1,050	1,092,641
FWD Group Holdings Ltd., 5.84%, 09/22/35(b)	1,500	1,511,912
GA Global Funding Trust
1.95%, 09/15/28(b)	1,082	1,016,839
2.25%, 01/06/27(b)	780	763,602
2.90%, 01/06/32(b)	1,220	1,086,498
4.40%, 09/23/27(b)	1,345	1,348,369
Security	Par (000)	Value
Insurance (continued)
4.50%, 09/18/30(b)	$940	$928,047
5.20%, 12/09/31(b)	485	490,622
5.40%, 01/13/30(b)	1,230	1,264,725
5.50%, 01/08/29(b)	1,140	1,175,217
5.50%, 04/01/32(b)	750	767,868
5.90%, 01/13/35(b)	890	916,194
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	1,870	1,682,810
4.40%, 10/15/29(a)(b)	1,258	1,236,479
6.75%, 03/15/54(b)	1,340	1,372,625
7.95%, 06/15/33(a)(b)	1,011	1,153,910
Globe Life Inc.
2.15%, 08/15/30	1,062	962,545
4.55%, 09/15/28	1,175	1,187,279
4.80%, 06/15/32	595	600,104
5.85%, 09/15/34	680	714,493
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	705	704,123
4.58%, 05/17/48(b)	993	874,626
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,320	1,094,641
Guardian Life Global Funding
1.25%, 11/19/27(b)	725	688,241
1.40%, 07/06/27(b)	730	701,819
1.63%, 09/16/28(a)(b)	665	622,873
3.25%, 03/29/27(b)	655	648,795
4.07%, 09/05/28(b)	265	265,391
4.18%, 09/26/29(b)	865	865,714
4.33%, 10/06/30(b)	450	452,854
4.80%, 04/28/30(b)	885	906,996
5.55%, 10/28/27(b)	1,185	1,219,624
5.74%, 10/02/28(b)	905	946,385
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	646	441,043
4.85%, 01/24/77(b)	1,031	867,798
4.88%, 06/19/64(b)	570	501,599
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	893	813,162
5.50%, 09/01/35	400	408,043
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	1,529	1,459,206
2.90%, 09/15/51(a)	1,110	724,841
3.60%, 08/19/49	1,420	1,074,395
4.30%, 04/15/43	668	584,517
4.40%, 03/15/48	931	804,532
5.95%, 10/15/36	693	755,434
6.10%, 10/01/41	702	760,579
6.63%, 03/30/40(a)	492	568,947
Henneman Trust, 6.58%, 05/15/55(a)(b)	900	947,270
High Street Funding Trust III, 5.81%, 02/15/55(a)(b)	910	907,659
Horace Mann Educators Corp.
4.70%, 10/01/30	500	498,191
7.25%, 09/15/28	265	284,466
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	870	900,601
Jackson Financial Inc.
3.13%, 11/23/31	1,260	1,148,443
4.00%, 11/23/51	1,080	764,063
5.17%, 06/08/27	612	618,853
5.67%, 06/08/32(a)	580	601,326

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Jackson National Life Global Funding
3.05%, 06/21/29(a)(b)	$817	$778,736
4.55%, 09/09/30(b)	470	470,485
4.60%, 10/01/29(b)	300	301,939
4.90%, 01/13/27(b)	600	604,661
5.25%, 04/12/28(b)	940	961,443
5.35%, 01/13/30(b)	1,185	1,228,948
5.55%, 07/02/27(b)	70	71,461
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	660	683,327
Kemper Corp.
2.40%, 09/30/30	990	881,839
3.80%, 02/23/32	490	451,980
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.88%)(b)(d)	150	151,687
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	2,376	1,800,280
3.95%, 05/15/60(b)	1,259	894,442
4.57%, 02/01/29(b)	1,991	2,005,128
4.85%, 08/01/44(a)(b)	1,335	1,195,781
5.50%, 06/15/52(b)	1,690	1,604,669
6.50%, 03/15/35(a)(b)	482	518,078
6.50%, 05/01/42(a)(b)	410	423,473
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	85	97,991
Lincoln Financial Global Funding
4.63%, 05/28/28(b)	1,215	1,226,893
4.63%, 08/18/30(b)	675	679,044
5.30%, 01/13/30(a)(b)	435	449,899
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	1,208	1,100,062
3.05%, 01/15/30(a)	1,388	1,324,091
3.40%, 01/15/31	970	919,873
3.40%, 03/01/32	595	552,846
3.63%, 12/12/26	750	746,506
3.80%, 03/01/28(a)	716	711,180
4.35%, 03/01/48	228	184,239
5.35%, 11/15/35(a)	500	501,667
5.85%, 03/15/34	1,045	1,099,511
6.30%, 10/09/37	609	658,404
7.00%, 06/15/40	739	837,088
Loews Corp.
3.20%, 05/15/30	1,450	1,389,465
4.13%, 05/15/43	1,069	923,572
6.00%, 02/01/35(a)	325	352,055
Manulife Financial Corp.
2.48%, 05/19/27	385	376,871
3.70%, 03/16/32(a)	1,450	1,395,424
4.06%, 02/24/32, (5-year USD ICE Swap +1.65%)(a)(d)	1,300	1,294,273
5.38%, 03/04/46	1,355	1,357,058
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	1,205	862,238
Markel Group Inc.
3.35%, 09/17/29	1,181	1,140,443
3.45%, 05/07/52(a)	1,300	898,902
3.50%, 11/01/27	797	787,433
4.15%, 09/17/50	946	743,735
4.30%, 11/01/47	686	563,939
5.00%, 03/30/43	410	378,473
5.00%, 04/05/46	646	586,512
Security	Par (000)	Value
Insurance (continued)
5.00%, 05/20/49(a)	$1,125	$1,011,800
6.00%, 05/16/54	870	895,757
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	1,450	1,323,505
2.38%, 12/15/31	1,015	910,358
2.90%, 12/15/51(a)	705	455,431
4.20%, 03/01/48	1,221	1,025,729
4.35%, 01/30/47	929	799,890
4.38%, 03/15/29	2,622	2,651,257
4.55%, 11/08/27(a)	1,455	1,471,347
4.65%, 03/15/30(a)	1,980	2,019,050
4.75%, 03/15/39(a)	808	785,093
4.85%, 11/15/31	1,405	1,442,125
4.90%, 03/15/49	2,271	2,083,094
5.00%, 03/15/35	3,440	3,498,019
5.15%, 03/15/34	960	995,189
5.35%, 11/15/44	1,080	1,071,039
5.40%, 09/15/33(a)	1,030	1,085,359
5.40%, 03/15/55	1,760	1,723,920
5.45%, 03/15/53	1,125	1,104,757
5.45%, 03/15/54	1,185	1,165,092
5.70%, 09/15/53(a)	1,455	1,489,881
5.75%, 11/01/32	795	855,411
5.88%, 08/01/33(a)	540	586,493
6.25%, 11/01/52(a)	850	933,418
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	1,040	639,842
3.38%, 04/15/50(b)	1,148	790,809
3.73%, 10/15/70(b)	1,185	787,394
4.50%, 04/15/65(b)	505	391,010
4.90%, 04/01/77(b)	633	526,518
5.08%, 02/15/69(b)(d)	1,755	1,599,916
5.38%, 12/01/41(a)(b)	637	603,422
5.67%, 12/01/52(a)(b)	615	603,742
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	1,608	1,419,992
2.15%, 03/09/31(a)(b)	953	857,066
2.35%, 01/14/27(a)(b)	625	613,889
4.30%, 10/22/27(b)	300	301,930
4.35%, 09/17/31(b)	950	943,407
4.45%, 03/27/28(b)	1,160	1,173,810
4.55%, 05/07/30(b)	1,165	1,177,757
4.85%, 01/17/29(a)(b)	1,315	1,343,427
4.95%, 01/10/30(b)	1,090	1,119,193
5.05%, 12/07/27(a)(b)	1,460	1,489,555
5.05%, 06/14/28(b)	1,405	1,441,150
5.05%, 08/26/35(b)	805	814,621
5.10%, 04/09/27(a)(b)	1,275	1,293,679
5.15%, 05/30/29(b)	1,045	1,077,666
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.15%)(b)(d)	990	1,002,008
5.80%, 09/11/54, (5-year CMT + 3.03%)(b)(d)	2,350	2,397,190
6.10%, 06/11/55, (5-year CMT + 2.91%)(b)(d)	3,715	3,859,766
Mercury General Corp., 4.40%, 03/15/27	773	772,047
Met Tower Global Funding
4.00%, 10/01/27(a)(b)	855	855,911
4.20%, 09/16/30(b)	600	598,514
4.80%, 01/14/28(b)	800	813,327
4.85%, 01/16/27(a)(b)	700	706,262
5.25%, 04/12/29(b)	870	901,664

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	$1,444	$1,606,755
MetLife Inc.
4.05%, 03/01/45	1,852	1,548,629
4.13%, 08/13/42	300	258,581
4.55%, 03/23/30(a)	1,575	1,608,906
4.60%, 05/13/46	1,510	1,369,794
4.72%, 12/15/44	1,025	938,345
4.88%, 11/13/43	1,679	1,577,286
5.00%, 07/15/52	1,830	1,696,838
5.25%, 01/15/54(a)	1,685	1,628,389
5.30%, 12/15/34(a)	1,540	1,607,475
5.38%, 07/15/33	1,585	1,673,780
5.70%, 06/15/35	1,951	2,092,357
5.88%, 02/06/41	1,256	1,327,496
6.38%, 06/15/34	1,068	1,201,111
6.40%, 12/15/66(a)	1,949	2,047,984
6.50%, 12/15/32	936	1,053,032
9.25%, 04/08/68(a)(b)	635	759,612
10.75%, 08/01/69	956	1,273,706
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(d)	1,685	1,779,918
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	1,210	1,063,840
1.88%, 01/11/27(b)	1,082	1,057,634
2.40%, 01/11/32(a)(b)	1,105	985,932
2.95%, 04/09/30(b)	1,805	1,718,211
3.00%, 09/19/27(b)	1,454	1,429,670
3.05%, 06/17/29(b)	812	783,008
3.30%, 03/21/29(b)	755	737,122
3.45%, 12/18/26(b)	609	606,134
4.15%, 08/25/28(b)	620	622,204
4.30%, 08/25/29(a)(b)	1,180	1,187,787
4.40%, 06/30/27(b)	930	935,849
4.85%, 01/08/29(b)	1,705	1,741,213
4.90%, 01/09/30(a)(b)	1,065	1,092,733
5.05%, 06/11/27(a)(b)	860	873,351
5.05%, 01/06/28(b)	945	964,943
5.05%, 01/08/34(b)	1,085	1,110,751
5.15%, 03/28/33(b)	1,957	2,032,022
5.40%, 09/12/28(b)	850	882,474
MGIC Investment Corp., 5.25%, 08/15/28	385	385,007
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.26%)(a)(b)(d)(e)	510	518,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.98%)(b)(d)	1,395	1,461,764
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	640	647,667
4.75%, 10/15/29(b)	980	996,996
5.35%, 04/09/27(b)	955	969,761
5.45%, 12/12/28(b)	1,030	1,066,717
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	935	957,308
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.95%)(b)(d)	343	360,373
6.80%, 06/15/36(a)(b)	175	193,569
National Life Insurance Co., 5.25%, 07/19/68(a)(b)(d)	780	635,751
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	2,055	1,588,768
Security	Par (000)	Value
Insurance (continued)
5.30%, 11/18/44(a)(b)	$685	$652,133
6.75%, 05/15/87	495	495,450
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(b)	1,934	1,536,180
4.95%, 04/22/44(a)(b)	692	611,249
7.88%, 04/01/33(b)	763	870,076
8.25%, 12/01/31(a)(b)	654	768,439
9.38%, 08/15/39(a)(b)	1,022	1,389,469
New York Life Global Funding
1.20%, 08/07/30(b)	1,245	1,089,553
1.85%, 08/01/31(b)	1,399	1,229,392
3.00%, 01/10/28(b)	1,172	1,150,089
3.25%, 04/07/27(b)	915	908,197
3.90%, 10/01/27(a)(b)	1,405	1,405,756
3.90%, 10/16/28(b)	80	79,366
4.15%, 07/25/28(b)	800	803,159
4.40%, 12/13/27(a)(b)	600	605,894
4.40%, 04/25/28(b)	1,340	1,355,592
4.55%, 01/28/33(b)	2,010	2,011,376
4.60%, 12/05/29(b)	605	616,059
4.60%, 06/03/30(a)(b)	1,080	1,101,116
4.70%, 01/29/29(b)	1,255	1,279,426
4.85%, 01/09/28(b)	1,845	1,879,703
4.90%, 04/02/27(a)(b)	650	659,332
4.90%, 06/13/28(b)	639	653,693
5.00%, 06/06/29(a)(b)	705	725,932
5.00%, 01/09/34(b)	1,305	1,335,582
5.35%, 01/23/35(a)(b)	760	796,389
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,966	1,483,435
4.45%, 05/15/69(b)	1,490	1,182,090
5.88%, 05/15/33(b)	1,808	1,929,650
6.75%, 11/15/39(b)	1,741	2,007,874
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.65%)(b)(d)	2,615	2,368,738
2.90%, 09/16/51, (5-year CMT + 2.60%)(a)(b)(d)	1,135	1,017,476
3.40%, 01/23/50, (5-year CMT + 2.61%)(b)(d)	1,907	1,806,368
4.00%, 09/19/47, (5-year USD ICE Swap +2.88%)(b)(d)	520	514,366
5.95%, 04/16/54, (5-year CMT + 2.59%)(b)(d)	2,070	2,161,172
6.25%, 09/13/53, (5-year CMT + 2.95%)(a)(b)(d)	1,295	1,373,933
6.50%, 04/30/55, (5-year CMT + 3.18%)(b)(d)	2,580	2,770,285
NLG Global Funding
4.35%, 09/15/30(b)	570	565,025
5.40%, 01/23/30(b)	1,320	1,365,901
NMI Holdings Inc., 6.00%, 08/15/29	490	507,067
Northwestern Mutual Global Funding
1.70%, 06/01/28(a)(b)	1,145	1,084,299
1.75%, 01/11/27(b)	1,112	1,086,432
3.30%, 04/04/29(b)	100	97,256
4.11%, 09/12/27(b)	970	973,175
4.13%, 08/25/28(b)	375	376,651
4.35%, 09/15/27(b)	990	997,869
4.49%, 03/21/28(b)	1,095	1,109,224
4.60%, 06/03/30(b)	840	855,358
4.71%, 01/10/29(b)	1,190	1,212,628
4.90%, 06/12/28(b)	1,515	1,550,831
4.96%, 01/13/30(b)	1,125	1,155,837
5.07%, 03/25/27(b)	865	877,987

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.16%, 05/28/31(a)(b)	$1,280	$1,333,103
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	1,570	1,121,076
3.63%, 09/30/59(b)	2,019	1,416,077
3.85%, 09/30/47(b)	2,577	2,031,888
6.06%, 03/30/40(b)	1,460	1,570,929
6.17%, 05/29/55(b)	1,590	1,711,545
Old Republic International Corp.
3.85%, 06/11/51	1,057	783,228
5.75%, 03/28/34	765	800,317
Omnis Funding Trust, 6.72%, 05/15/55(b)	1,755	1,852,571
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(b)	535	419,886
Pacific Life Global Funding II
1.45%, 01/20/28(b)	1,192	1,130,731
1.60%, 09/21/28(b)	707	660,820
2.45%, 01/11/32(a)(b)	1,000	892,635
4.45%, 05/01/28(a)(b)	85	86,008
4.50%, 08/28/29(a)(b)	1,245	1,261,041
4.85%, 02/10/30(a)(b)	545	558,888
4.88%, 07/17/32(b)	1,125	1,150,322
4.90%, 04/04/28(b)	790	806,761
4.90%, 01/11/29(a)(b)	1,005	1,028,891
5.50%, 07/18/28(b)	870	900,342
Pacific Life Insurance Co.
4.30%, 10/24/67(b)(d)	1,465	1,192,056
5.95%, 09/15/55(b)	60	61,686
9.25%, 06/15/39(a)(b)	280	385,372
Pacific LifeCorp
3.35%, 09/15/50(a)(b)	1,180	832,373
5.13%, 01/30/43(b)	680	650,490
5.40%, 09/15/52(a)(b)	1,320	1,290,605
6.60%, 09/15/33(b)	965	1,079,095
PartnerRe Finance B LLC
3.70%, 07/02/29	1,425	1,397,834
4.50%, 10/01/50, (5-year CMT + 3.82%)(d)	645	608,087
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(a)(b)	560	591,706
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	836	566,366
Pine Street Trust II, 5.57%, 02/15/49(b)	830	789,329
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	970	994,837
Pricoa Global Funding I
4.35%, 11/25/30(b)	600	601,928
4.40%, 08/27/27(b)	635	639,981
4.65%, 08/27/31(b)	900	911,975
4.70%, 05/28/30(a)(b)	1,100	1,120,683
4.75%, 08/26/32(b)	855	862,465
5.10%, 05/30/28(a)(b)	935	958,965
5.35%, 05/28/35(b)	1,290	1,338,710
Primerica Inc., 2.80%, 11/19/31	1,039	942,133
Principal Financial Group Inc.
2.13%, 06/15/30	833	757,760
3.70%, 05/15/29	513	504,599
4.11%, 02/15/28(b)	925	922,510
4.30%, 11/15/46	805	693,716
4.35%, 05/15/43	620	542,078
4.63%, 09/15/42	750	686,726
5.38%, 03/15/33	760	790,633
5.50%, 03/15/53	515	513,441
6.05%, 10/15/36(a)	1,070	1,171,294
Security	Par (000)	Value
Insurance (continued)
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	$1,127	$991,696
1.63%, 11/19/30(a)(b)	375	328,580
2.50%, 09/16/29(a)(b)	692	650,976
4.25%, 08/18/28(b)	545	547,734
4.60%, 08/19/27(b)	1,105	1,114,008
4.80%, 01/09/28(a)(b)	680	689,163
4.95%, 11/27/29(a)(b)	645	660,847
5.00%, 01/16/27(a)(b)	750	758,018
5.10%, 01/25/29(b)	1,540	1,580,280
5.50%, 06/28/28(b)	800	826,217
Progressive Corp. (The)
2.45%, 01/15/27	900	886,134
2.50%, 03/15/27	860	845,413
3.00%, 03/15/32	1,007	933,627
3.20%, 03/26/30	955	922,429
3.70%, 01/26/45	602	483,529
3.70%, 03/15/52	870	670,716
3.95%, 03/26/50	772	621,063
4.00%, 03/01/29	503	504,520
4.13%, 04/15/47	1,546	1,306,093
4.20%, 03/15/48	1,275	1,083,394
4.35%, 04/25/44	760	674,634
4.95%, 06/15/33(a)	1,190	1,226,298
6.25%, 12/01/32	660	736,043
6.63%, 03/01/29	815	881,207
Protective Life Corp.
3.40%, 01/15/30(a)(b)	741	715,415
4.30%, 09/30/28(b)	702	703,839
4.70%, 01/15/31(b)	825	828,392
5.35%, 12/15/35(b)	825	834,321
5.35%, 08/10/52(b)	150	143,080
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	1,220	1,082,783
1.90%, 07/06/28(a)(b)	785	743,105
4.34%, 09/13/27(a)(b)	450	452,999
4.71%, 07/06/27(b)	570	575,746
4.77%, 12/09/29(b)	970	990,848
4.80%, 06/05/30(b)	810	826,044
4.99%, 01/12/27(a)(b)	705	711,784
5.22%, 06/12/29(b)	640	662,093
5.43%, 01/14/32(b)	815	852,795
5.47%, 12/08/28(b)	1,160	1,203,157
5.76%, 07/05/30(b)	290	306,985
Prudential Financial Inc.
2.10%, 03/10/30(a)	1,065	988,978
3.00%, 03/10/40	910	714,620
3.70%, 10/01/50, (5-year CMT + 3.04%)(d)	1,260	1,175,988
3.70%, 03/13/51	2,908	2,204,465
3.88%, 03/27/28	440	439,665
3.91%, 12/07/47	1,632	1,304,789
3.94%, 12/07/49	2,272	1,795,655
4.35%, 02/25/50	1,534	1,297,237
4.42%, 03/27/48	254	218,600
4.50%, 09/15/47, (3-mo. SOFR US + 2.64%)(d)	1,352	1,335,439
4.60%, 05/15/44	1,245	1,119,398
5.13%, 03/01/52, (5-year CMT + 3.16%)(d)	1,390	1,378,025
5.20%, 03/14/35	1,100	1,133,881
5.70%, 12/14/36(a)	1,373	1,470,130

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)(d)	$1,497	$1,515,748
5.75%, 07/15/33	881	953,359
6.00%, 09/01/52, (5-year CMT + 3.23%)(d)	1,845	1,912,062
6.50%, 03/15/54, (5-year CMT + 2.40%)(d)	1,230	1,295,817
6.63%, 12/01/37(a)	695	796,611
6.63%, 06/21/40	730	842,582
6.75%, 03/01/53, (5-year CMT + 2.85%)(d)	1,065	1,133,264
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,704	1,636,006
3.63%, 03/24/32	750	713,850
Reinsurance Group of America Inc.
3.15%, 06/15/30	706	669,151
3.90%, 05/15/29	1,250	1,236,707
5.75%, 09/15/34	1,125	1,175,442
6.00%, 09/15/33	730	781,661
6.65%, 09/15/55, (5-year CMT + 2.39%)(d)	1,200	1,238,255
Reliance Standard Life Global Funding II
2.75%, 01/21/27(a)(b)	462	452,905
5.28%, 11/07/29(b)	135	138,551
RenaissanceRe Finance Inc., 3.45%, 07/01/27	189	186,455
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	865	847,901
5.75%, 06/05/33	1,175	1,234,820
5.80%, 04/01/35	825	867,209
RGA Global Funding
2.00%, 11/30/26(b)	690	675,926
2.70%, 01/18/29(b)	880	839,393
4.35%, 08/25/28(b)	1,190	1,194,562
4.60%, 11/25/30(b)	650	651,379
5.00%, 08/25/32(b)	1,025	1,031,946
5.05%, 12/06/31(a)(b)	1,015	1,038,965
5.25%, 01/09/30(a)(b)	895	925,654
5.45%, 05/24/29(b)	1,405	1,456,925
5.50%, 01/11/31(b)	1,170	1,221,659
6.00%, 11/21/28(b)	635	666,717
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	225	223,597
Sammons Financial Group Global Funding
4.95%, 06/12/30(b)	1,185	1,203,714
5.05%, 01/10/28(b)	570	578,997
5.10%, 12/10/29(a)(b)	170	175,095
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	1,360	1,263,511
4.45%, 05/12/27(b)	880	878,469
4.75%, 04/08/32(b)	990	970,127
6.88%, 04/15/34(a)(b)	1,100	1,218,418
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	1,190	1,095,131
5.90%, 09/26/28(b)	2,265	2,244,153
7.20%, 10/30/34(b)	1,745	1,692,400
Securian Financial Group Inc., 4.80%, 04/15/48(b)	575	511,762
Selective Insurance Group Inc.
5.38%, 03/01/49	540	500,959
5.90%, 04/15/35	460	483,068
SiriusPoint Ltd., 7.00%, 04/05/29	280	294,393
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	451,370
Stewart Information Services Corp., 3.60%, 11/15/31	996	892,541
Security	Par (000)	Value
Insurance (continued)
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.74%)(a)(b)(d)	$1,273	$1,193,246
4.00%, 09/14/77(b)(d)	1,535	1,520,880
5.88%, 09/10/55, (5-year CMT + 2.65%)(b)(d)	1,525	1,549,013
5.88%, (5-year CMT + 2.84%)(b)(d)(e)	1,440	1,473,552
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(b)(d)	1,014	1,022,363
Swiss RE Subordinated Finance PLC
5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.81%)(b)(d)	750	781,279
6.19%, 04/01/46, (3-mo. CME Term SOFR +2.13%)(a)(b)(d)	1,225	1,278,114
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	525	458,770
Symetra Financial Corp., 5.87%, 04/03/32(b)	330	343,459
Symetra Life Insurance Co., 6.55%, 10/01/55(b)	545	572,548
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,927	1,341,066
4.27%, 05/15/47(b)	3,526	2,950,155
4.90%, 09/15/44(a)(b)	2,479	2,286,555
6.85%, 12/16/39(b)	1,834	2,121,681
Transatlantic Holdings Inc., 8.00%, 11/30/39	615	783,086
Travelers Companies Inc. (The)
2.55%, 04/27/50(a)	885	547,274
3.05%, 06/08/51	1,215	820,163
3.75%, 05/15/46	877	699,192
4.00%, 05/30/47	1,196	984,645
4.05%, 03/07/48	1,033	852,361
4.10%, 03/04/49	1,107	914,492
4.30%, 08/25/45	788	684,359
4.60%, 08/01/43	1,260	1,148,581
5.05%, 07/24/35(a)	875	895,183
5.35%, 11/01/40	1,304	1,336,980
5.45%, 05/25/53(a)	1,010	1,013,603
5.70%, 07/24/55	790	820,995
6.25%, 06/15/37	1,430	1,604,567
6.75%, 06/20/36(a)	885	1,027,037
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	1,014	1,148,108
Trinity Acquisition PLC, 6.13%, 08/15/43(a)	397	407,170
Trustage Financial Group Inc., 4.63%, 04/15/32(b)	485	469,509
Unum Group
4.00%, 06/15/29	1,111	1,099,281
4.05%, 08/15/41(b)	870	715,217
4.13%, 06/15/51	915	700,000
4.50%, 12/15/49	900	735,413
5.25%, 12/15/35	415	414,160
5.75%, 08/15/42	831	833,322
6.00%, 06/15/54	600	597,471
W R Berkley Corp.
3.15%, 09/30/61	545	342,044
3.55%, 03/30/52	587	422,358
4.00%, 05/12/50	655	512,966
4.75%, 08/01/44	910	841,187
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	805	848,969

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	$605	$424,249
5.15%, 01/15/49(a)(b)	945	874,953
Western-Southern Global Funding
4.50%, 07/16/28(b)	560	564,567
4.90%, 05/01/30(a)(b)	760	781,879
Willis North America Inc.
2.95%, 09/15/29	1,400	1,333,072
3.88%, 09/15/49	941	714,442
4.50%, 09/15/28	1,217	1,226,472
4.65%, 06/15/27	825	830,772
5.05%, 09/15/48	765	701,406
5.35%, 05/15/33	650	674,971
5.90%, 03/05/54	1,595	1,618,819
WR Berkley Corp., 6.25%, 02/15/37(a)	415	460,550
Wynnton Funding Trust, 5.25%, 08/15/35(b)	370	374,941
Wynnton Funding Trust II, 5.99%, 08/15/55(b)	1,895	1,925,034
XL Group Ltd., 5.25%, 12/15/43	440	422,681
		765,445,303
Internet — 2.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	2,045	1,864,171
2.70%, 02/09/41(a)	1,655	1,233,109
3.15%, 02/09/51	2,440	1,703,256
3.25%, 02/09/61	1,160	775,037
3.40%, 12/06/27(a)	4,052	4,012,887
4.00%, 12/06/37(a)	2,273	2,111,273
4.20%, 12/06/47(a)	3,280	2,798,029
4.40%, 12/06/57	1,455	1,243,148
4.50%, 11/28/34	1,392	1,386,020
4.88%, 05/26/30(a)	2,035	2,106,355
5.25%, 05/26/35(a)	1,840	1,924,716
5.63%, 11/26/54	1,045	1,086,866
Alphabet Inc.
0.80%, 08/15/27	1,625	1,551,131
1.10%, 08/15/30	3,966	3,503,693
1.90%, 08/15/40	2,935	2,031,731
2.05%, 08/15/50	4,385	2,482,992
2.25%, 08/15/60(a)	3,507	1,870,883
3.88%, 11/15/28(a)	610	613,644
4.00%, 05/15/30	1,550	1,559,057
4.10%, 11/15/30	2,600	2,622,426
4.38%, 11/15/32	805	814,792
4.50%, 05/15/35	2,535	2,551,910
4.70%, 11/15/35	3,755	3,815,613
5.25%, 05/15/55	2,590	2,573,142
5.30%, 05/15/65	1,430	1,406,049
5.35%, 11/15/45	2,600	2,658,565
5.45%, 11/15/55	2,905	2,953,086
5.70%, 11/15/75	2,640	2,715,192
Amazon.com Inc.
1.20%, 06/03/27	1,970	1,899,022
1.50%, 06/03/30	3,559	3,211,648
1.65%, 05/12/28	3,530	3,360,600
2.10%, 05/12/31(a)	4,655	4,213,861
2.50%, 06/03/50(a)	4,114	2,537,949
2.70%, 06/03/60	3,376	1,970,318
2.88%, 05/12/41	3,372	2,605,662
3.10%, 05/12/51	5,790	4,000,482
3.15%, 08/22/27	5,501	5,452,567
3.25%, 05/12/61	2,891	1,914,692
Security	Par (000)	Value
Internet (continued)
3.30%, 04/13/27	$3,057	$3,039,610
3.45%, 04/13/29	2,725	2,693,855
3.60%, 04/13/32	4,185	4,072,513
3.88%, 08/22/37	4,945	4,595,815
3.90%, 11/20/28	2,640	2,650,208
3.95%, 04/13/52	4,334	3,485,636
4.05%, 08/22/47	5,433	4,574,392
4.10%, 11/20/30	3,480	3,496,732
4.10%, 04/13/62	1,765	1,398,566
4.25%, 08/22/57	3,793	3,140,386
4.35%, 03/20/33	2,640	2,658,410
4.55%, 12/01/27	4,435	4,503,275
4.65%, 12/01/29	1,795	1,844,573
4.65%, 11/20/35	4,020	4,055,871
4.70%, 12/01/32(a)	3,450	3,556,750
4.80%, 12/05/34(a)	1,935	2,007,729
4.95%, 12/05/44(a)	2,383	2,342,037
5.45%, 11/20/55	4,100	4,135,131
5.55%, 11/20/65	3,450	3,466,152
AppLovin Corp.
5.13%, 12/01/29	1,800	1,841,243
5.38%, 12/01/31	1,175	1,222,440
5.50%, 12/01/34	1,335	1,381,815
5.95%, 12/01/54	665	668,548
Baidu Inc.
1.63%, 02/23/27(a)	285	277,182
2.38%, 10/09/30	100	92,579
2.38%, 08/23/31(a)	615	562,979
3.43%, 04/07/30(a)	440	429,513
3.63%, 07/06/27(a)	610	607,161
4.38%, 03/29/28	594	599,256
4.88%, 11/14/28	455	465,429
Beignet Investor LLC, 6.58%, 05/30/49(b)	85	91,646
Booking Holdings Inc., 3.55%, 03/15/28(a)	1,156	1,147,026
eBay Inc.
2.60%, 05/10/31	1,691	1,548,858
2.70%, 03/11/30	1,942	1,825,813
3.60%, 06/05/27	1,277	1,268,613
3.65%, 05/10/51	1,555	1,157,726
4.00%, 07/15/42	1,506	1,254,209
4.25%, 03/06/29	500	502,152
5.13%, 11/06/35	750	753,224
5.95%, 11/22/27(a)	795	823,738
6.30%, 11/22/32	975	1,072,156
Expedia Group Inc.
2.95%, 03/15/31	1,199	1,114,946
3.25%, 02/15/30(a)	2,096	2,014,227
3.80%, 02/15/28(a)	1,942	1,929,054
4.63%, 08/01/27	1,144	1,151,378
5.40%, 02/15/35	1,635	1,688,808
JD.com Inc.
3.38%, 01/14/30	364	355,498
4.13%, 01/14/50	100	84,632
Meituan
3.05%, 10/28/30(a)(b)	1,415	1,323,543
4.50%, 04/02/28(b)	870	873,195
4.63%, 10/02/29(b)	1,545	1,554,587
Meta Platforms Inc.
3.50%, 08/15/27(a)	4,592	4,577,067
3.85%, 08/15/32	5,397	5,267,863
4.20%, 11/15/30	3,665	3,690,477

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.30%, 08/15/29	$2,075	$2,106,130
4.45%, 08/15/52	4,360	3,672,372
4.55%, 08/15/31	1,430	1,461,806
4.60%, 05/15/28	3,345	3,410,301
4.60%, 11/15/32	2,420	2,456,176
4.65%, 08/15/62	2,187	1,835,807
4.75%, 08/15/34(a)	4,395	4,471,729
4.80%, 05/15/30	2,625	2,710,986
4.88%, 11/15/35	3,635	3,674,397
4.95%, 05/15/33	2,905	3,008,954
5.40%, 08/15/54	5,325	5,164,674
5.50%, 11/15/45	8,670	8,672,828
5.55%, 08/15/64	4,365	4,222,496
5.60%, 05/15/53	4,425	4,407,870
5.63%, 11/15/55	5,515	5,501,029
5.75%, 05/15/63	2,981	2,978,533
5.75%, 11/15/65	7,800	7,766,918
Netflix Inc.
4.88%, 04/15/28	3,115	3,184,106
4.88%, 06/15/30(b)	2,189	2,254,745
4.90%, 08/15/34(a)	995	1,032,102
5.38%, 11/15/29(b)	1,990	2,085,639
5.40%, 08/15/54	1,105	1,099,235
5.88%, 11/15/28	2,977	3,140,031
6.38%, 05/15/29	1,880	2,022,185
Prosus NV
3.06%, 07/13/31(b)	2,412	2,194,878
3.26%, 01/19/27(b)	880	865,841
3.68%, 01/21/30(b)	2,431	2,329,961
3.83%, 02/08/51(b)	2,697	1,825,784
4.03%, 08/03/50(b)	2,085	1,462,156
4.19%, 01/19/32(b)	1,285	1,234,988
4.85%, 07/06/27(b)	335	337,512
4.99%, 01/19/52(a)(b)	1,785	1,444,197
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	4,491	4,219,079
2.88%, 04/22/31(b)	1,410	1,335,111
3.24%, 06/03/50(b)	2,995	2,201,357
3.29%, 06/03/60(a)(b)	950	663,869
3.60%, 01/19/28(b)	3,844	3,821,394
3.68%, 04/22/41(a)(b)	1,130	972,765
3.84%, 04/22/51(a)(b)	1,935	1,578,351
3.93%, 01/19/38(a)(b)	1,084	1,020,935
3.94%, 04/22/61(b)	1,705	1,367,242
3.98%, 04/11/29(b)	4,534	4,548,233
4.53%, 04/11/49(a)(b)	1,840	1,684,443
Tencent Music Entertainment Group, 2.00%, 09/03/30	1,075	976,389
Uber Technologies Inc.
4.15%, 01/15/31	1,225	1,219,633
4.30%, 01/15/30	1,985	1,995,129
4.50%, 08/15/29(a)(b)	2,435	2,433,039
4.80%, 09/15/34	2,810	2,825,736
4.80%, 09/15/35(a)	1,225	1,224,444
5.35%, 09/15/54	2,100	2,032,885
VeriSign Inc.
2.70%, 06/15/31	1,545	1,402,414
4.75%, 07/15/27(a)	1,155	1,154,980
5.25%, 06/01/32	740	760,778
Weibo Corp., 3.38%, 07/08/30	1,145	1,089,619
		330,635,987
Security	Par (000)	Value
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	$1,212	$1,215,761
6.00%, 06/17/34(a)	850	917,819
6.35%, 06/17/54(a)	840	878,897
6.55%, 11/29/27	2,205	2,295,160
6.75%, 03/01/41(a)	1,051	1,152,287
6.80%, 11/29/32(a)	1,525	1,704,492
7.00%, 10/15/39	1,269	1,441,333
Gerdau Trade Inc., 5.75%, 06/09/35	1,350	1,400,625
GUSAP III LP
4.25%, 01/21/30(a)(b)	965	964,420
7.25%, 04/16/44(b)	185	211,860
Nucor Corp.
2.70%, 06/01/30	679	638,649
2.98%, 12/15/55	447	282,607
3.13%, 04/01/32	975	908,353
3.85%, 04/01/52	975	756,128
3.95%, 05/01/28(a)	1,315	1,315,445
4.30%, 05/23/27(a)	955	959,574
4.40%, 05/01/48	905	785,403
4.65%, 06/01/30(a)	1,000	1,019,929
5.10%, 06/01/35(a)	1,067	1,094,888
5.20%, 08/01/43	355	350,340
6.40%, 12/01/37	980	1,103,643
POSCO
4.50%, 08/04/27(b)	145	145,689
4.88%, 01/23/27(a)(b)	595	599,172
5.75%, 01/17/28(b)	815	840,011
5.88%, 01/17/33(b)	150	160,385
POSCO Holdings Inc.
5.13%, 05/07/30(b)	145	148,762
5.75%, 05/07/35(b)	120	126,704
Reliance Inc.
2.15%, 08/15/30	1,104	1,000,480
6.85%, 11/15/36	500	566,631
Steel Dynamics Inc.
1.65%, 10/15/27	347	331,835
3.25%, 01/15/31(a)	985	938,691
3.25%, 10/15/50	806	560,616
3.45%, 04/15/30	1,255	1,214,159
4.00%, 12/15/28	825	822,766
5.00%, 12/15/26	746	745,897
5.25%, 05/15/35	1,490	1,530,460
5.38%, 08/15/34(a)	435	452,663
5.75%, 05/15/55	535	543,295
Vale Overseas Ltd.
3.75%, 07/08/30	1,860	1,796,327
6.13%, 06/12/33(a)	1,900	2,043,029
6.40%, 06/28/54(a)	2,570	2,649,685
6.88%, 11/21/36(a)	1,268	1,436,865
6.88%, 11/10/39(a)	1,053	1,199,730
Vale SA, 5.63%, 09/11/42	562	569,450
		41,820,915
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31	1,075	943,825
4.40%, 09/15/32(a)	882	843,580
5.10%, 04/01/52(a)	479	388,711
Brunswick Corp/DE, 5.85%, 03/18/29(a)	645	665,700
Carnival Corp.
4.00%, 08/01/28(b)	1,110	1,090,876

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
7.00%, 08/15/29(b)	$685	$719,136
Harley-Davidson Financial Services Inc., 3.05%, 02/14/27(a)(b)	715	705,633
Harley-Davidson Inc., 4.63%, 07/28/45(a)	598	491,964
Polaris Inc.
5.60%, 03/01/31(a)	500	506,448
6.95%, 03/15/29(a)	710	754,862
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	1,440	1,455,687
5.50%, 04/01/28(b)	3,390	3,450,065
5.63%, 09/30/31(b)	2,720	2,780,005
6.00%, 02/01/33(b)	3,055	3,145,479
6.25%, 03/15/32(b)	1,515	1,567,645
7.50%, 10/15/27(a)	60	63,374
		19,572,990
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29	928	896,335
3.70%, 01/15/31	1,112	1,052,004
5.85%, 08/01/34	960	986,616
Hyatt Hotels Corp.
4.38%, 09/15/28	1,176	1,179,737
5.05%, 03/30/28	400	406,971
5.25%, 06/30/29(a)	765	787,276
5.38%, 12/15/31	1,150	1,184,079
5.40%, 12/15/35	650	656,394
5.50%, 06/30/34(a)	460	475,629
5.75%, 01/30/27	695	705,701
5.75%, 04/23/30	945	988,409
5.75%, 03/30/32(a)	960	1,007,475
Las Vegas Sands Corp.
3.90%, 08/08/29	1,300	1,266,231
5.63%, 06/15/28	775	792,708
5.90%, 06/01/27	995	1,013,326
6.00%, 08/15/29(a)	1,105	1,155,745
6.00%, 06/14/30	300	314,730
6.20%, 08/15/34	795	837,730
Marriott International Inc., 5.50%, 04/15/37	2,985	3,083,136
Marriott International Inc./MD
4.20%, 07/15/27	295	295,834
4.50%, 10/15/31(a)	485	487,550
4.50%, 10/01/34(a)	510	500,397
4.80%, 03/15/30	595	608,235
4.88%, 05/15/29	905	924,850
4.90%, 04/15/29	1,247	1,276,327
5.00%, 10/15/27	2,120	2,157,283
5.10%, 04/15/32(a)	840	867,799
5.25%, 10/15/35(a)	525	535,467
5.30%, 05/15/34	1,630	1,691,034
5.35%, 03/15/35	1,660	1,718,479
5.55%, 10/15/28	1,100	1,144,495
Series AA, 4.65%, 12/01/28	550	558,922
Series FF, 4.63%, 06/15/30	1,702	1,728,193
Series GG, 3.50%, 10/15/32	1,875	1,756,740
Series HH, 2.85%, 04/15/31	1,882	1,745,761
Series II, 2.75%, 10/15/33	1,090	955,144
Series X, 4.00%, 04/15/28(a)	1,162	1,161,827
Sands China Ltd.
2.30%, 03/08/27	680	661,510
2.85%, 03/08/29	1,037	978,451
3.25%, 08/08/31	1,195	1,093,740
Security	Par (000)	Value
Lodging (continued)
4.38%, 06/18/30	$1,345	$1,315,199
5.40%, 08/08/28	3,320	3,372,287
		46,325,756
Machinery — 1.0%
AGCO Corp.
5.45%, 03/21/27	720	729,185
5.80%, 03/21/34(a)	1,190	1,245,192
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	1,762	1,682,359
1.70%, 01/08/27	651	636,703
3.60%, 08/12/27(a)	1,389	1,385,860
3.95%, 11/14/28	1,150	1,153,056
4.38%, 08/16/29(a)	1,140	1,158,313
4.40%, 10/15/27	1,545	1,562,814
4.40%, 03/03/28(a)	855	865,359
4.50%, 01/07/27	350	352,774
4.50%, 01/08/27(a)	480	483,596
4.60%, 11/15/27	1,335	1,356,125
4.70%, 11/15/29	1,665	1,711,722
4.80%, 01/08/30	1,070	1,109,597
4.85%, 02/27/29	1,115	1,148,010
5.00%, 05/14/27	610	620,123
Series K, 4.10%, 08/15/28	1,285	1,293,961
Caterpillar Inc.
1.90%, 03/12/31(a)	1,052	948,176
2.60%, 09/19/29	1,050	1,002,402
2.60%, 04/09/30	1,072	1,015,173
3.25%, 09/19/49	1,964	1,426,563
3.25%, 04/09/50	1,849	1,346,359
3.80%, 08/15/42	3,022	2,568,866
4.30%, 05/15/44(a)	1,024	911,682
4.75%, 05/15/64	870	783,582
5.20%, 05/15/35(a)	2,935	3,072,828
5.20%, 05/27/41	541	551,399
5.30%, 09/15/35(a)	615	650,445
5.50%, 05/15/55(a)	560	574,575
6.05%, 08/15/36(a)	905	1,014,879
CNH Industrial Capital LLC
4.50%, 10/08/27	755	760,121
4.50%, 10/16/30(a)	650	651,569
4.55%, 04/10/28(a)	1,220	1,230,381
4.75%, 03/21/28	885	896,741
5.10%, 04/20/29	1,255	1,285,790
5.50%, 01/12/29	1,200	1,242,662
CNH Industrial NV, 3.85%, 11/15/27	1,052	1,047,794
Deere & Co.
2.88%, 09/07/49(a)	354	241,809
3.10%, 04/15/30	1,306	1,261,303
3.75%, 04/15/50	1,199	956,516
3.90%, 06/09/42(a)	1,820	1,587,278
5.38%, 10/16/29	993	1,047,452
5.45%, 01/16/35(a)	1,935	2,058,134
5.70%, 01/19/55(a)	1,150	1,216,360
7.13%, 03/03/31	912	1,037,396
8.10%, 05/15/30(a)	520	605,441
Deere Funding Canada Corp., 4.15%, 10/09/30	575	575,669
Dover Corp.
2.95%, 11/04/29	928	888,099
5.38%, 10/15/35	573	601,242
5.38%, 03/01/41	667	673,730
6.60%, 03/15/38	440	500,161

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Eaton Capital ULC, 4.45%, 05/09/30	$1,645	$1,664,033
Flowserve Corp.
2.80%, 01/15/32	850	763,863
3.50%, 10/01/30	970	926,530
IDEX Corp.
2.63%, 06/15/31	885	810,769
3.00%, 05/01/30(a)	1,105	1,047,731
4.95%, 09/01/29	610	624,706
Ingersoll Rand Inc.
5.18%, 06/15/29	1,000	1,036,686
5.20%, 06/15/27	1,150	1,167,903
5.31%, 06/15/31	1,010	1,060,439
5.40%, 08/14/28	1,130	1,169,465
5.45%, 06/15/34	1,185	1,240,530
5.70%, 08/14/33(a)	1,555	1,659,616
5.70%, 06/15/54(a)	1,180	1,199,932
John Deere Capital Corp.
1.45%, 01/15/31(a)	970	856,598
1.50%, 03/06/28	877	833,067
1.70%, 01/11/27	867	847,334
1.75%, 03/09/27	863	840,771
2.00%, 06/17/31	940	843,915
2.35%, 03/08/27	785	771,313
2.45%, 01/09/30	1,001	946,365
2.80%, 09/08/27	853	839,001
2.80%, 07/18/29(a)	1,087	1,045,562
3.05%, 01/06/28	900	888,742
3.35%, 04/18/29	1,175	1,154,638
3.45%, 03/07/29	1,163	1,148,493
3.90%, 06/07/32(a)	1,190	1,172,001
4.15%, 09/15/27	1,400	1,409,177
4.20%, 07/15/27(a)	1,315	1,323,589
4.35%, 09/15/32	1,205	1,214,398
4.38%, 10/15/30	1,430	1,449,255
4.40%, 09/08/31	2,391	2,419,259
4.50%, 01/08/27	1,025	1,032,792
4.50%, 01/08/27(a)	500	503,801
4.50%, 01/16/29	974	990,895
4.65%, 01/07/28	1,390	1,413,857
4.70%, 06/10/30	1,915	1,970,105
4.75%, 01/20/28(a)	1,760	1,795,126
4.85%, 03/05/27	675	683,491
4.85%, 06/11/29	1,620	1,668,655
4.85%, 10/11/29	847	877,444
4.90%, 06/11/27	1,380	1,403,164
4.90%, 03/03/28	1,225	1,254,134
4.90%, 03/07/31(a)	765	792,222
4.95%, 07/14/28(a)	2,105	2,162,897
5.10%, 04/11/34	1,725	1,798,179
5.15%, 09/08/33	1,600	1,682,468
Series 1, 5.05%, 06/12/34	1,560	1,621,803
Series I, 4.25%, 06/05/28	1,455	1,470,622
Series I, 4.55%, 06/05/30	1,535	1,565,660
Komatsu Finance America Inc.
4.20%, 09/18/30(b)	830	828,867
5.50%, 10/06/27(b)	570	584,370
Nordson Corp.
4.50%, 12/15/29	985	991,062
5.60%, 09/15/28	765	790,879
5.80%, 09/15/33	455	486,510
Security	Par (000)	Value
Machinery (continued)
nVent Finance SARL
2.75%, 11/15/31	$561	$507,329
4.55%, 04/15/28	863	868,362
5.65%, 05/15/33	780	817,386
Oshkosh Corp.
3.10%, 03/01/30	720	688,586
4.60%, 05/15/28	790	797,062
Otis Worldwide Corp.
2.29%, 04/05/27	800	781,989
2.57%, 02/15/30	2,809	2,630,660
3.11%, 02/15/40	1,316	1,038,425
3.36%, 02/15/50(a)	1,252	896,842
5.13%, 11/19/31(a)	1,460	1,519,664
5.13%, 09/04/35	750	766,391
5.25%, 08/16/28	1,245	1,284,264
Regal Rexnord Corp.
6.05%, 04/15/28(a)	2,330	2,411,534
6.30%, 02/15/30	2,190	2,326,576
6.40%, 04/15/33(a)	2,025	2,183,671
Rockwell Automation Inc.
1.75%, 08/15/31(a)	1,365	1,200,216
2.80%, 08/15/61	680	401,946
3.50%, 03/01/29	908	894,327
4.20%, 03/01/49(a)	782	664,029
6.25%, 12/01/37	417	477,399
6.70%, 01/15/28(a)	434	457,403
Weir Group Inc., 5.35%, 05/06/30(b)	25	25,794
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	2,354	2,382,670
4.90%, 05/29/30	940	963,362
5.50%, 05/29/35	840	880,099
5.61%, 03/11/34	760	806,672
Xylem Inc./New York
1.95%, 01/30/28	1,288	1,236,513
2.25%, 01/30/31(a)	1,113	1,013,177
4.38%, 11/01/46	725	624,984
		149,019,342
Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29	2,011	1,894,989
2.88%, 10/15/27	1,783	1,749,920
3.05%, 04/15/30	1,103	1,056,240
3.13%, 09/19/46(a)	288	203,832
3.25%, 08/26/49	1,670	1,175,137
3.38%, 03/01/29	1,417	1,389,301
3.63%, 09/14/28	1,534	1,523,850
3.63%, 10/15/47(a)	803	614,626
3.70%, 04/15/50	1,327	1,007,930
3.88%, 06/15/44(a)	580	479,886
4.00%, 09/14/48	1,770	1,442,648
4.80%, 03/15/30	770	789,657
5.15%, 03/15/35	1,020	1,055,962
5.70%, 03/15/37(a)	1,095	1,171,871
Eaton Corp.
3.10%, 09/15/27	1,227	1,212,895
3.92%, 09/15/47	662	541,958
4.00%, 11/02/32(a)	935	921,727
4.15%, 03/15/33	1,900	1,882,254
4.15%, 11/02/42	1,823	1,612,064
4.35%, 05/18/28	1,245	1,259,307
4.70%, 08/23/52(a)	875	797,375

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Illinois Tool Works Inc.
3.90%, 09/01/42	$1,765	$1,507,877
4.88%, 09/15/41	1,160	1,136,078
Parker-Hannifin Corp.
3.25%, 03/01/27	753	747,052
3.25%, 06/14/29	2,196	2,143,081
4.00%, 06/14/49	1,382	1,127,061
4.10%, 03/01/47	1,200	1,010,570
4.20%, 11/21/34(a)	889	871,093
4.25%, 09/15/27	1,350	1,359,146
4.45%, 11/21/44	244	217,996
4.50%, 09/15/29	1,889	1,919,400
6.25%, 05/15/38(a)	440	496,013
Pentair Finance SARL
4.50%, 07/01/29	990	996,671
5.90%, 07/15/32	739	786,374
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	2,468	2,358,333
2.15%, 03/11/31(b)	3,006	2,734,009
2.88%, 03/11/41(a)(b)	2,335	1,789,938
3.30%, 09/15/46(b)	2,131	1,604,546
3.40%, 03/16/27(b)	1,825	1,815,658
4.20%, 03/16/47(b)	2,499	2,154,087
4.40%, 05/27/45(b)	2,857	2,552,149
Siemens Funding BV
4.35%, 05/26/28(b)	1,700	1,722,752
4.60%, 05/28/30(b)	1,990	2,029,385
4.90%, 05/28/32(b)	1,590	1,644,046
5.20%, 05/28/35(a)(b)	2,010	2,094,913
5.80%, 05/28/55(b)	2,090	2,223,350
5.90%, 05/28/65(a)(b)	1,250	1,337,199
Teledyne Technologies Inc.
2.25%, 04/01/28	1,090	1,044,916
2.75%, 04/01/31	1,864	1,728,104
Textron Inc.
2.45%, 03/15/31	827	751,194
3.00%, 06/01/30	1,155	1,096,344
3.38%, 03/01/28	772	759,031
3.65%, 03/15/27	630	626,150
3.90%, 09/17/29	1,145	1,129,801
4.95%, 03/15/36	400	400,214
5.50%, 05/15/35	880	917,989
6.10%, 11/15/33	630	683,978
		73,299,927
Media — 1.9%
Charter Communications Operating LLC,/Charter Communications Operating Capital
5.85%, 12/01/35(a)	1,905	1,909,331
6.70%, 12/01/55(a)	985	959,909
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	2,765	2,571,444
2.30%, 02/01/32	1,770	1,521,114
2.80%, 04/01/31	2,800	2,515,638
3.50%, 06/01/41	2,545	1,815,801
3.50%, 03/01/42	2,374	1,666,203
3.70%, 04/01/51(a)	3,524	2,267,799
3.75%, 02/15/28	2,747	2,705,110
3.85%, 04/01/61(a)	3,177	1,943,571
Security	Par (000)	Value
Media (continued)
3.90%, 06/01/52	$3,925	$2,576,743
3.95%, 06/30/62	1,715	1,054,808
4.20%, 03/15/28	2,608	2,593,386
4.40%, 04/01/33	1,645	1,550,804
4.40%, 12/01/61	2,619	1,749,666
4.80%, 03/01/50	4,974	3,822,170
5.05%, 03/30/29	3,611	3,646,341
5.13%, 07/01/49	2,350	1,886,543
5.25%, 04/01/53(a)	2,775	2,249,037
5.38%, 04/01/38	1,265	1,173,527
5.38%, 05/01/47	4,491	3,767,097
5.50%, 04/01/63	1,865	1,500,611
5.75%, 04/01/48	4,035	3,535,906
6.10%, 06/01/29	2,135	2,226,223
6.38%, 10/23/35	3,321	3,431,419
6.48%, 10/23/45	5,767	5,525,525
6.55%, 06/01/34	2,705	2,852,792
6.65%, 02/01/34	1,530	1,619,122
6.83%, 10/23/55	1,195	1,174,141
Comcast Corp.
1.50%, 02/15/31	3,140	2,730,344
1.95%, 01/15/31	3,702	3,298,042
2.35%, 01/15/27	2,076	2,039,367
2.45%, 08/15/52(a)	2,708	1,473,935
2.65%, 02/01/30	2,779	2,619,441
2.65%, 08/15/62	2,288	1,178,197
2.80%, 01/15/51	3,083	1,841,555
2.89%, 11/01/51	8,405	5,085,349
2.94%, 11/01/56	10,147	5,889,399
2.99%, 11/01/63	6,606	3,686,487
3.20%, 07/15/36(a)	1,787	1,529,293
3.25%, 11/01/39	1,553	1,233,604
3.30%, 02/01/27	2,142	2,124,987
3.40%, 04/01/30(a)	2,842	2,755,393
3.40%, 07/15/46	2,626	1,865,470
3.45%, 02/01/50	2,878	1,975,827
3.75%, 04/01/40	2,709	2,264,366
3.90%, 03/01/38	2,142	1,880,968
3.97%, 11/01/47	3,366	2,585,146
4.00%, 08/15/47	1,607	1,236,022
4.00%, 03/01/48	1,734	1,335,018
4.00%, 11/01/49	3,706	2,800,777
4.05%, 11/01/52	1,866	1,395,662
4.20%, 08/15/34	1,731	1,660,916
4.25%, 10/15/30	2,936	2,942,363
4.25%, 01/15/33	2,829	2,772,921
4.40%, 08/15/35(a)	1,726	1,659,100
4.60%, 10/15/38	1,495	1,407,568
4.60%, 08/15/45	1,407	1,211,963
4.65%, 02/15/33	1,895	1,903,363
4.65%, 07/15/42	1,335	1,182,216
4.70%, 10/15/48	3,432	2,922,323
4.75%, 03/01/44	886	784,214
4.80%, 05/15/33(a)	1,685	1,705,349
4.95%, 05/15/32	760	779,311
4.95%, 10/15/58	835	712,588
5.10%, 06/01/29	100	103,456
5.17%, 01/15/37(b)	2,227	2,224,062
5.30%, 06/01/34	1,695	1,750,608
5.30%, 05/15/35(a)	1,665	1,716,005
5.35%, 05/15/53(a)	2,295	2,115,626

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 11/15/32	$2,260	$2,396,688
5.50%, 05/15/64(a)	2,300	2,121,465
5.65%, 06/15/35(a)	1,317	1,387,564
5.65%, 06/01/54	2,100	2,014,107
6.05%, 05/15/55(a)	1,650	1,670,153
6.40%, 03/01/40(a)	515	566,966
6.45%, 03/15/37	1,172	1,301,823
6.50%, 11/15/35	1,379	1,544,287
6.55%, 07/01/39	565	637,580
6.95%, 08/15/37	825	954,869
7.05%, 03/15/33	1,044	1,199,914
Cox Communications Inc.
1.80%, 10/01/30(b)	1,605	1,405,865
2.60%, 06/15/31(b)	1,085	966,524
2.95%, 10/01/50(b)	1,085	614,388
3.50%, 08/15/27(b)	1,596	1,576,688
3.60%, 06/15/51(a)(b)	1,170	738,127
4.50%, 06/30/43(b)	880	690,381
4.60%, 08/15/47(b)	1,045	794,926
4.70%, 12/15/42(a)(b)	575	463,537
4.80%, 02/01/35(b)	1,701	1,590,524
5.45%, 09/15/28(b)	2,038	2,099,059
5.45%, 09/01/34(a)(b)	930	918,247
5.70%, 06/15/33(b)	1,683	1,701,140
5.80%, 12/15/53(b)	1,520	1,319,832
5.95%, 09/01/54(a)(b)	1,340	1,193,131
8.38%, 03/01/39(b)	695	814,795
FactSet Research Systems Inc.
2.90%, 03/01/27	879	863,331
3.45%, 03/01/32	1,010	936,064
Fox Corp.
3.50%, 04/08/30(a)	1,518	1,478,748
4.71%, 01/25/29	4,186	4,248,521
5.48%, 01/25/39	1,953	1,977,971
5.58%, 01/25/49(a)	2,292	2,235,418
6.50%, 10/13/33	2,295	2,543,003
Grupo Televisa SAB
5.00%, 05/13/45	1,415	993,061
5.25%, 05/24/49(a)	970	684,612
6.13%, 01/31/46(a)	1,465	1,176,711
6.63%, 01/15/40(a)	1,212	1,115,384
8.50%, 03/11/32	832	909,861
NBCUniversal Media LLC
4.45%, 01/15/43	1,465	1,260,093
5.95%, 04/01/41	625	648,395
6.40%, 04/30/40(a)	740	814,000
News Corp.
3.88%, 05/15/29(a)(b)	665	641,670
5.13%, 02/15/32(a)(b)	695	690,751
Paramount Global
2.90%, 01/15/27	437	429,572
3.38%, 02/15/28	613	598,971
3.70%, 06/01/28	749	736,078
4.20%, 06/01/29	557	547,675
4.20%, 05/19/32	1,271	1,183,694
4.38%, 03/15/43	2,135	1,606,638
4.60%, 01/15/45	772	586,535
4.85%, 07/01/42	849	681,076
4.90%, 08/15/44(a)	710	554,759
4.95%, 01/15/31	1,527	1,506,729
4.95%, 05/19/50	1,313	1,022,353
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/44	$426	$344,938
5.50%, 05/15/33	523	515,649
5.85%, 09/01/43	1,700	1,529,165
5.90%, 10/15/40	478	439,135
6.88%, 04/30/36	1,369	1,436,890
7.88%, 07/30/30	910	1,009,610
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	401	446,117
TCI Communications Inc., 7.13%, 02/15/28(a)	1,314	1,401,494
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,543	1,787,730
Time Warner Cable LLC
4.50%, 09/15/42	2,113	1,648,265
5.50%, 09/01/41	2,161	1,915,343
5.88%, 11/15/40	1,197	1,111,964
6.55%, 05/01/37	2,264	2,314,422
6.75%, 06/15/39	2,482	2,527,331
7.30%, 07/01/38	2,765	2,943,468
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	1,727	1,706,700
3.00%, 07/30/46	405	285,841
3.70%, 12/01/42	970	797,241
4.13%, 06/01/44	1,850	1,583,632
4.38%, 08/16/41(a)	689	626,012
Series B, 7.00%, 03/01/32	248	284,431
Series E, 4.13%, 12/01/41	923	817,012
Videotron Ltd.
3.63%, 06/15/29(a)(b)	1,360	1,325,603
5.70%, 01/15/35(b)	835	860,095
Walt Disney Co. (The)
2.00%, 09/01/29	3,479	3,250,618
2.20%, 01/13/28(a)	2,494	2,416,630
2.65%, 01/13/31	4,940	4,629,314
2.75%, 09/01/49	2,365	1,534,134
3.50%, 05/13/40	3,150	2,664,294
3.60%, 01/13/51(a)	3,915	2,972,474
3.70%, 03/23/27	953	951,518
3.80%, 03/22/30	2,855	2,837,381
3.80%, 05/13/60	2,174	1,631,815
4.63%, 03/23/40(a)	1,263	1,220,520
4.70%, 03/23/50(a)	2,995	2,732,912
4.75%, 09/15/44	1,043	965,876
4.75%, 11/15/46	972	896,152
4.95%, 10/15/45	943	897,378
5.40%, 10/01/43	989	1,004,628
6.15%, 03/01/37	1,180	1,316,466
6.15%, 02/15/41	1,332	1,471,881
6.20%, 12/15/34	1,915	2,170,672
6.40%, 12/15/35	1,684	1,919,003
6.55%, 03/15/33	595	678,172
6.65%, 11/15/37	2,175	2,515,828
7.75%, 12/01/45	474	612,952
		288,493,342
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	455	387,578
4.20%, 06/15/35	380	374,575
4.38%, 06/15/45(a)	816	727,223
Timken Co. (The)
4.13%, 04/01/32	565	545,230
4.50%, 12/15/28	920	925,420

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44	$959	$903,714
5.25%, 10/01/54(a)	550	521,824
		4,385,564
Mining — 1.2%
Anglo American Capital PLC
2.63%, 09/10/30(b)	1,230	1,138,614
2.88%, 03/17/31(b)	438	405,476
3.88%, 03/16/29(b)	1,500	1,481,295
3.95%, 09/10/50(b)	1,250	956,994
4.00%, 09/11/27(b)	50	49,830
4.50%, 03/15/28(b)	1,670	1,681,454
4.75%, 04/10/27(b)	1,105	1,113,381
4.75%, 03/16/52(a)(b)	1,295	1,118,050
5.50%, 05/02/33(b)	1,600	1,663,582
5.63%, 04/01/30(b)	1,770	1,851,416
5.75%, 04/05/34(b)	1,650	1,742,463
6.00%, 04/05/54(b)	900	920,499
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	1,040	1,008,751
3.75%, 10/01/30	1,147	1,099,313
Antofagasta PLC
2.38%, 10/14/30(b)	375	339,563
5.63%, 05/13/32(a)(b)	740	763,292
5.63%, 09/09/35(b)	250	256,375
6.25%, 05/02/34(b)	545	582,427
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	290	320,655
Barrick Mining Corp.
5.25%, 04/01/42(a)	750	744,413
6.45%, 10/15/35(a)	575	642,126
Barrick North America Finance LLC
5.70%, 05/30/41	1,316	1,354,483
5.75%, 05/01/43	1,408	1,453,840
7.50%, 09/15/38(a)	487	589,144
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,260	1,346,028
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	2,019	1,768,935
4.75%, 02/28/28	1,923	1,955,283
4.90%, 02/28/33	1,348	1,380,973
5.00%, 02/21/30	1,810	1,870,671
5.00%, 02/15/36	325	331,245
5.00%, 09/30/43	4,381	4,210,590
5.10%, 09/08/28	1,440	1,484,030
5.13%, 02/21/32	1,475	1,530,170
5.25%, 09/08/30	1,641	1,713,957
5.25%, 09/08/33	2,795	2,917,390
5.30%, 02/21/35	2,360	2,456,458
5.50%, 09/08/53(a)	1,320	1,338,781
5.75%, 09/05/55	1,180	1,230,161
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)(b)	1,919	1,819,979
3.15%, 01/14/30(b)	1,341	1,272,827
3.15%, 01/15/51(b)	1,037	675,414
3.63%, 08/01/27(b)	1,865	1,844,433
3.70%, 01/30/50(a)(b)	4,473	3,199,537
3.75%, 01/15/31(b)	915	873,510
4.25%, 07/17/42(b)	1,280	1,058,398
4.38%, 02/05/49(b)	2,015	1,602,167
4.50%, 08/01/47(b)	2,225	1,827,599
Security	Par (000)	Value
Mining (continued)
4.88%, 11/04/44(b)	$1,467	$1,289,424
5.13%, 02/02/33(b)	1,685	1,690,389
5.63%, 09/21/35(b)	954	978,649
5.63%, 10/18/43(a)(b)	1,633	1,585,162
5.95%, 01/08/34(b)	1,837	1,925,371
6.15%, 10/24/36(a)(b)	825	880,260
6.30%, 09/08/53(b)	1,715	1,768,832
6.33%, 01/13/35(b)	2,250	2,401,538
6.44%, 01/26/36(b)	2,777	3,012,234
6.78%, 01/13/55(b)	2,220	2,393,826
Freeport Indonesia PT
4.76%, 04/14/27(b)	1,410	1,413,684
5.32%, 04/14/32(b)	2,175	2,203,978
6.20%, 04/14/52(a)(b)	1,625	1,662,837
Freeport-McMoRan Inc.
4.13%, 03/01/28	1,130	1,126,623
4.25%, 03/01/30	840	836,048
4.38%, 08/01/28	850	848,620
4.63%, 08/01/30	1,656	1,664,936
5.00%, 09/01/27	550	550,087
5.25%, 09/01/29	1,385	1,407,681
5.40%, 11/14/34	1,200	1,245,966
5.45%, 03/15/43	3,345	3,257,038
Fresnillo PLC, 4.25%, 10/02/50(a)(b)	934	731,380
Glencore Canada Corp., 6.20%, 06/15/35	505	538,184
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	701	687,459
6.00%, 11/15/41(b)	1,030	1,074,501
6.90%, 11/15/37(b)	964	1,099,515
Glencore Funding LLC
2.50%, 09/01/30(a)(b)	1,960	1,798,930
2.63%, 09/23/31(b)	1,785	1,611,510
2.85%, 04/27/31(b)	1,165	1,075,293
3.38%, 09/23/51(a)(b)	870	597,283
3.88%, 10/27/27(a)(b)	1,035	1,029,929
3.88%, 04/27/51(a)(b)	732	553,778
4.00%, 03/27/27(b)	1,652	1,649,516
4.88%, 03/12/29(b)	1,439	1,464,322
4.91%, 04/01/28(a)(b)	1,040	1,058,978
5.19%, 04/01/30(b)	1,540	1,586,468
5.34%, 04/04/27(b)	1,245	1,264,842
5.37%, 04/04/29(b)	1,690	1,746,853
5.40%, 05/08/28(b)	1,140	1,171,041
5.63%, 04/04/34(a)(b)	1,840	1,930,534
5.67%, 04/01/35(b)	1,520	1,598,064
5.70%, 05/08/33(a)(b)	1,345	1,423,082
5.89%, 04/04/54(a)(b)	870	878,108
6.13%, 10/06/28(a)(b)	1,165	1,223,873
6.14%, 04/01/55(a)(b)	1,195	1,252,318
6.38%, 10/06/30(a)(b)	1,375	1,486,144
6.50%, 10/06/33(b)	2,330	2,587,894
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	265	278,595
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(a)(b)	1,800	1,855,593
5.80%, 05/15/50(a)(b)	655	645,157
6.53%, 11/15/28(b)	1,216	1,293,916
6.76%, 11/15/48(b)	600	653,700
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	920	900,426

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.75%, 08/06/50(b)	$706	$587,549
5.65%, 09/12/49(a)(b)	1,385	1,299,338
Kinross Gold Corp.
4.50%, 07/15/27	855	855,133
6.25%, 07/15/33(a)	870	953,557
6.88%, 09/01/41(a)	480	539,476
Minera Mexico SA de CV
4.50%, 01/26/50(a)(b)	1,655	1,392,683
5.63%, 02/12/32(b)	715	736,021
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(b)	574	573,363
4.70%, 05/12/31(b)	811	802,224
Newmont Corp.
2.25%, 10/01/30(a)	795	730,209
2.60%, 07/15/32(a)	1,430	1,302,930
2.80%, 10/01/29	420	400,395
4.88%, 03/15/42	782	754,302
5.45%, 06/09/44	659	664,593
5.88%, 04/01/35	942	1,022,702
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,131	1,090,298
4.20%, 05/13/50	675	563,500
5.35%, 03/15/34	1,490	1,563,036
5.75%, 11/15/41	1,255	1,292,328
Nexa Resources SA
6.60%, 04/08/37(a)(b)	770	799,062
6.75%, 04/09/34(a)(b)	840	895,159
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	965	1,031,327
Rio Tinto Alcan Inc.
5.75%, 06/01/35	572	614,468
6.13%, 12/15/33	1,289	1,422,458
7.25%, 03/15/31	931	1,066,983
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	2,075	1,309,039
5.20%, 11/02/40	2,046	2,065,577
7.13%, 07/15/28	965	1,041,245
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,406	1,223,823
4.38%, 03/12/27(a)	540	543,688
4.50%, 03/14/28	1,735	1,755,704
4.75%, 03/22/42	233	220,123
4.88%, 03/14/30	3,550	3,654,021
5.00%, 03/14/32	950	982,159
5.00%, 03/09/33	1,160	1,198,009
5.13%, 03/09/53	1,630	1,547,415
5.25%, 03/14/35	2,610	2,707,731
5.75%, 03/14/55	2,915	3,018,048
5.88%, 03/14/65	1,310	1,368,395
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,190	1,156,427
Southern Copper Corp.
5.25%, 11/08/42	1,632	1,570,257
5.88%, 04/23/45	2,488	2,575,886
6.75%, 04/16/40	1,745	1,984,384
7.50%, 07/27/35	1,804	2,143,711
Vale Canada Ltd., 7.20%, 09/15/32	175	194,425
Yamana Gold Inc.
2.63%, 08/15/31	1,050	943,590
4.63%, 12/15/27	646	649,140
		192,682,232
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	$565	$555,814
3.25%, 02/15/29	1,375	1,320,854
3.28%, 12/01/28	1,450	1,402,020
3.57%, 12/01/31	1,905	1,781,422
4.25%, 04/01/28	1,000	995,400
5.10%, 03/01/30	820	837,590
5.55%, 08/22/34(a)	435	447,518
		7,340,618
Oil & Gas — 4.4%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	1,525	1,533,744
4.50%, 09/11/34(b)	2,425	2,408,020
5.13%, 09/11/54(b)	2,405	2,303,002
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(a)(b)	2,405	2,427,987
Aker BP ASA
3.10%, 07/15/31(b)	1,785	1,635,897
3.75%, 01/15/30(b)	1,899	1,839,467
4.00%, 01/15/31(b)	1,355	1,308,816
5.13%, 10/01/34(b)	1,295	1,281,353
5.25%, 10/30/35(a)(b)	1,200	1,184,944
5.60%, 06/13/28(a)(b)	1,600	1,649,371
5.80%, 10/01/54(b)	1,430	1,323,891
6.00%, 06/13/33(b)	1,730	1,818,382
Antero Resources Corp.
5.38%, 03/01/30(b)	670	676,163
7.63%, 02/01/29(b)	160	162,560
APA Corp.
4.25%, 01/15/30(a)	1,085	1,065,152
5.10%, 09/01/40	610	543,400
5.35%, 07/01/49	700	593,310
6.00%, 01/15/37	145	146,014
6.10%, 02/15/35	695	716,475
6.75%, 02/15/55(a)	1,120	1,131,592
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,660	1,619,403
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	1,752	1,574,547
2.72%, 01/12/32	3,325	3,039,140
2.77%, 11/10/50(a)	3,700	2,343,884
2.94%, 06/04/51(a)	3,855	2,514,681
3.00%, 02/24/50	2,871	1,917,303
3.00%, 03/17/52(a)	2,425	1,592,104
3.02%, 01/16/27	1,405	1,391,305
3.06%, 06/17/41	2,523	1,942,527
3.38%, 02/08/61	3,308	2,221,636
3.54%, 04/06/27	842	838,825
3.59%, 04/14/27	932	927,532
3.63%, 04/06/30(a)	2,222	2,185,995
3.94%, 09/21/28(a)	1,971	1,971,750
4.23%, 11/06/28	3,455	3,482,338
4.70%, 04/10/29	1,920	1,959,377
4.81%, 02/13/33	4,457	4,535,289
4.87%, 11/25/29	2,000	2,056,901
4.89%, 09/11/33	2,450	2,508,614
4.97%, 10/17/29	1,420	1,464,711
4.99%, 04/10/34(a)	2,001	2,055,067
5.02%, 11/17/27	1,454	1,484,003
5.23%, 11/17/34	3,070	3,196,863
BP Capital Markets PLC
3.28%, 09/19/27(a)	2,498	2,474,703

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.72%, 11/28/28	$1,606	$1,596,943
4.88%, (5-year CMT + 4.39%)(a)(d)(e)	2,945	2,935,581
6.13%, (5-year CMT + 1.92%)(d)(e)	1,865	1,923,414
6.45%, (5-year CMT + 2.15%)(a)(d)(e)	1,970	2,093,935
Burlington Resources LLC
5.95%, 10/15/36	895	973,063
7.20%, 08/15/31	912	1,038,062
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	1,244	1,171,253
3.85%, 06/01/27	2,293	2,283,327
4.95%, 06/01/47	1,982	1,758,554
5.00%, 12/15/29	795	814,205
5.40%, 12/15/34(a)	1,160	1,187,995
5.85%, 02/01/35	592	620,466
6.25%, 03/15/38	1,847	1,983,716
6.45%, 06/30/33(a)	720	786,456
6.50%, 02/15/37(a)	800	873,553
6.75%, 02/01/39	678	755,676
7.20%, 01/15/32	800	902,509
Cenovus Energy Inc.
2.65%, 01/15/32	1,378	1,228,234
3.75%, 02/15/52(a)	1,607	1,141,798
4.25%, 04/15/27	661	663,872
4.65%, 03/20/31	825	827,495
5.25%, 06/15/37	971	949,863
5.40%, 03/20/36	825	833,059
5.40%, 06/15/47	1,263	1,169,673
6.75%, 11/15/39	877	977,512
Chevron Corp.
2.00%, 05/11/27	1,761	1,717,852
2.24%, 05/11/30	2,528	2,349,132
2.98%, 05/11/40	650	515,737
3.08%, 05/11/50	931	646,793
Chevron USA Inc.
1.02%, 08/12/27	1,438	1,374,508
2.34%, 08/12/50(a)	1,389	826,548
3.25%, 10/15/29	924	903,812
3.85%, 01/15/28	1,089	1,091,353
3.95%, 08/13/27	775	778,525
4.05%, 08/13/28(a)	995	1,004,107
4.30%, 10/15/30(a)	1,780	1,801,530
4.41%, 02/26/27(a)	660	665,488
4.48%, 02/26/28	1,165	1,182,955
4.50%, 10/15/32	1,840	1,866,097
4.69%, 04/15/30	2,650	2,718,460
4.82%, 04/15/32	1,200	1,238,413
4.85%, 10/15/35(a)	1,350	1,373,474
4.98%, 04/15/35	1,445	1,489,402
5.25%, 11/15/43(a)	675	683,331
6.00%, 03/01/41	395	434,693
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	351,232
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,103,651
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	1,048,448
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29(a)	685	661,949
3.30%, 09/30/49(a)	500	393,540
4.25%, 05/09/43	1,200	1,120,547
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	388,063
Security	Par (000)	Value
Oil & Gas (continued)
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	$330	$304,406
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(a)	805	811,796
CNOOC Petroleum North America ULC
5.88%, 03/10/35	135	151,821
6.40%, 05/15/37	245	292,083
7.50%, 07/30/39	195	260,318
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	250	280,219
Conoco Funding Co., 7.25%, 10/15/31	300	342,257
ConocoPhillips Co.
3.76%, 03/15/42	1,509	1,245,974
3.80%, 03/15/52	1,402	1,053,417
4.03%, 03/15/62	2,850	2,125,309
4.30%, 11/15/44	1,417	1,222,305
4.70%, 01/15/30	2,600	2,656,511
4.85%, 01/15/32(a)	1,260	1,298,148
4.88%, 10/01/47	765	697,391
5.00%, 01/15/35(a)	2,160	2,210,199
5.05%, 09/15/33	1,540	1,596,639
5.30%, 05/15/53(a)	1,880	1,789,701
5.50%, 01/15/55(a)	2,185	2,135,898
5.55%, 03/15/54	1,710	1,678,947
5.65%, 01/15/65	680	670,235
5.70%, 09/15/63	1,180	1,173,886
5.90%, 10/15/32	824	900,341
5.90%, 05/15/38	700	758,729
5.95%, 03/15/46	745	782,432
6.50%, 02/01/39	2,370	2,694,400
6.95%, 04/15/29	1,188	1,297,275
Continental Resources Inc./OK
2.88%, 04/01/32(b)	1,435	1,254,629
4.38%, 01/15/28	1,963	1,956,344
4.90%, 06/01/44	1,331	1,068,664
5.75%, 01/15/31(b)	2,710	2,794,732
Coterra Energy Inc.
3.90%, 05/15/27	1,400	1,394,202
4.38%, 03/15/29	1,052	1,053,720
5.40%, 02/15/35(a)	995	1,015,006
5.60%, 03/15/34	945	978,933
5.90%, 02/15/55	1,545	1,504,841
Devon Energy Corp.
4.50%, 01/15/30(a)	1,944	1,946,537
4.75%, 05/15/42	1,282	1,119,442
5.00%, 06/15/45(a)	1,615	1,413,067
5.20%, 09/15/34(a)	2,135	2,144,139
5.25%, 10/15/27	1,178	1,178,012
5.60%, 07/15/41	2,030	1,980,713
5.75%, 09/15/54(a)	1,620	1,508,004
5.88%, 06/15/28	780	780,241
7.88%, 09/30/31	1,064	1,239,459
7.95%, 04/15/32	760	886,014
Diamondback Energy Inc.
3.13%, 03/24/31	1,796	1,678,749
3.25%, 12/01/26	677	671,348
3.50%, 12/01/29	2,308	2,238,775
4.25%, 03/15/52	1,403	1,112,324
4.40%, 03/24/51(a)	1,220	993,729
5.15%, 01/30/30	1,610	1,656,866
5.20%, 04/18/27	1,490	1,510,673

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.40%, 04/18/34	$2,200	$2,261,301
5.55%, 04/01/35	1,985	2,052,296
5.75%, 04/18/54	1,910	1,841,466
5.90%, 04/18/64	1,635	1,578,124
6.25%, 03/15/33	1,670	1,807,767
6.25%, 03/15/53	1,180	1,211,353
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	275	251,849
4.50%, 09/14/47(a)(b)	1,031	864,597
5.25%, 11/06/29(b)	1,225	1,242,656
5.95%, 07/30/34(b)	695	725,255
6.15%, 05/10/33(a)(b)	1,185	1,251,727
Eni SpA
4.25%, 05/09/29(a)(b)	2,205	2,211,288
5.50%, 05/15/34(b)	1,620	1,679,046
5.70%, 10/01/40(b)	950	950,404
5.75%, 05/19/35(b)	755	794,182
5.95%, 05/15/54(a)(b)	2,030	2,040,279
Series X-R, 4.75%, 09/12/28(b)	1,915	1,947,217
Eni USA Inc., 7.30%, 11/15/27	1,240	1,310,633
EOG Resources Inc.
3.90%, 04/01/35	931	871,444
4.38%, 04/15/30	1,503	1,516,180
4.40%, 07/15/28	1,545	1,562,976
4.40%, 01/15/31	570	572,756
4.95%, 04/15/50(a)	1,710	1,556,884
5.00%, 07/15/32	1,950	2,002,204
5.10%, 01/15/36(a)	410	418,765
5.35%, 01/15/36	2,190	2,271,640
5.65%, 12/01/54(a)	1,570	1,570,329
5.95%, 07/15/55	1,350	1,404,892
EQT Corp.
3.63%, 05/15/31(a)(b)	1,100	1,037,307
3.90%, 10/01/27	835	830,016
4.50%, 01/15/29	1,480	1,481,206
4.75%, 01/15/31	1,660	1,671,279
5.00%, 01/15/29	783	793,788
5.70%, 04/01/28	1,086	1,121,390
5.75%, 02/01/34	1,340	1,411,554
6.38%, 04/01/29	840	869,732
7.00%, 02/01/30	1,190	1,293,846
7.50%, 06/01/27	180	182,835
7.50%, 06/01/30	1,130	1,247,418
Equinor ASA
2.38%, 05/22/30	1,057	985,735
3.00%, 04/06/27	962	953,242
3.13%, 04/06/30	1,888	1,821,736
3.25%, 11/18/49	1,212	873,872
3.63%, 09/10/28(a)	1,250	1,245,382
3.63%, 04/06/40	774	666,531
3.70%, 04/06/50	1,957	1,520,152
3.95%, 05/15/43	1,242	1,065,578
4.25%, 06/02/28(a)	800	808,113
4.25%, 11/23/41	724	654,625
4.50%, 09/03/30	300	305,594
4.75%, 11/14/35	625	628,788
4.80%, 11/08/43	898	852,671
5.10%, 08/17/40	1,008	1,017,496
5.13%, 06/03/35	1,025	1,064,082
6.50%, 12/01/28(b)	605	648,695
6.80%, 01/15/28(a)	375	397,989
Security	Par (000)	Value
Oil & Gas (continued)
7.15%, 01/15/29	$175	$190,937
7.25%, 09/23/27	734	778,358
Expand Energy Corp.
4.75%, 02/01/32	1,985	1,963,112
5.38%, 02/01/29	805	806,826
5.38%, 03/15/30	2,900	2,940,563
5.70%, 01/15/35	1,335	1,386,457
5.88%, 02/01/29(b)	430	430,410
6.75%, 04/15/29(b)	305	307,218
Exxon Mobil Corp.
2.44%, 08/16/29	2,302	2,201,236
2.61%, 10/15/30	3,388	3,180,006
3.00%, 08/16/39	1,342	1,087,628
3.10%, 08/16/49	2,664	1,864,337
3.29%, 03/19/27	1,667	1,657,416
3.45%, 04/15/51	4,576	3,363,163
3.48%, 03/19/30	4,040	3,964,015
3.57%, 03/06/45	2,195	1,746,990
4.11%, 03/01/46	4,477	3,818,325
4.23%, 03/19/40	3,396	3,153,706
4.33%, 03/19/50	4,251	3,640,292
GS Caltex Corp., 5.38%, 08/07/28(b)	55	56,587
Harbour Energy PLC, 6.33%, 04/01/35(b)	1,390	1,426,833
Helmerich & Payne Inc.
2.90%, 09/29/31(a)	1,067	955,467
4.65%, 12/01/27(a)	715	720,310
4.85%, 12/01/29(a)	630	632,061
5.50%, 12/01/34(a)	855	852,004
Hess Corp.
4.30%, 04/01/27	1,800	1,806,498
5.60%, 02/15/41	2,436	2,550,805
5.80%, 04/01/47	982	1,024,460
6.00%, 01/15/40	1,359	1,487,968
7.13%, 03/15/33	874	1,021,309
7.30%, 08/15/31	1,122	1,298,538
7.88%, 10/01/29(a)	1,046	1,189,385
HF Sinclair Corp.
4.50%, 10/01/30(a)	770	761,532
5.00%, 02/01/28	1,060	1,060,992
5.50%, 09/01/32	510	521,180
5.75%, 01/15/31	1,345	1,395,326
6.25%, 01/15/35	1,305	1,374,275
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(b)	985	1,078,851
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	1,065	961,323
4.75%, 04/19/27(a)(b)	435	436,766
5.38%, 04/24/30(b)	2,130	2,177,036
5.75%, 04/19/47(b)	1,955	1,860,267
6.38%, 10/24/48(a)(b)	2,536	2,571,978
Marathon Petroleum Corp.
3.80%, 04/01/28	1,364	1,354,577
4.50%, 04/01/48	824	668,723
4.75%, 09/15/44	1,447	1,257,615
5.00%, 09/15/54	663	565,057
5.13%, 12/15/26	1,226	1,236,050
5.15%, 03/01/30	2,300	2,368,445
5.70%, 03/01/35(a)	1,765	1,833,050
5.85%, 12/15/45	621	609,722
6.50%, 03/01/41	2,170	2,333,645
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,411	1,533,918

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	$987	$594,589
3.50%, 08/15/29	755	728,936
4.10%, 02/15/47	659	480,423
4.20%, 03/15/48	575	430,457
4.40%, 04/15/46	930	739,419
4.40%, 08/15/49(a)	432	326,635
4.63%, 06/15/45	640	512,687
5.00%, 08/01/27	1,145	1,165,931
5.20%, 08/01/29	1,880	1,926,835
5.38%, 01/01/32	1,755	1,796,755
5.55%, 10/01/34(a)	1,960	1,996,178
6.05%, 10/01/54(a)	1,790	1,740,572
6.13%, 01/01/31	1,835	1,942,098
6.20%, 03/15/40	1,235	1,262,931
6.38%, 09/01/28	625	655,704
6.45%, 09/15/36	3,000	3,203,325
6.60%, 03/15/46	1,965	2,045,492
6.63%, 09/01/30	2,740	2,952,942
7.50%, 05/01/31	650	733,130
7.88%, 09/15/31	1,115	1,279,952
7.95%, 06/15/39	620	735,401
8.50%, 07/15/27	890	932,551
8.88%, 07/15/30	1,730	2,003,491
ORLEN SA, 6.00%, 01/30/35(a)(b)	1,555	1,648,258
Ovintiv Inc.
5.65%, 05/15/28	1,245	1,281,880
6.25%, 07/15/33(a)	280	297,038
6.50%, 08/15/34	1,090	1,171,253
6.50%, 02/01/38	802	846,019
6.63%, 08/15/37	866	921,770
7.10%, 07/15/53	453	487,316
7.20%, 11/01/31	657	729,210
7.38%, 11/01/31(a)	865	967,532
8.13%, 09/15/30(a)	788	902,966
Patterson-UTI Energy Inc.
3.95%, 02/01/28	875	860,876
5.15%, 11/15/29(a)	740	743,051
7.15%, 10/01/33	770	822,309
Pertamina Hulu Energi PT, 5.25%, 05/21/30(b)	385	392,758
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	1,890	1,678,187
3.10%, 01/21/30(a)(b)	840	793,268
3.10%, 08/27/30(b)	1,395	1,306,112
3.65%, 07/30/29(a)(b)	1,355	1,318,983
4.15%, 02/25/60(a)(b)	1,480	1,103,962
4.18%, 01/21/50(b)	1,935	1,526,808
4.70%, 07/30/49(a)(b)	1,317	1,126,732
5.63%, 05/20/43(b)	2,070	2,041,658
6.00%, 05/03/42(b)	1,930	1,981,120
6.45%, 05/30/44(b)	2,172	2,331,757
6.50%, 05/27/41(b)	435	469,186
6.50%, 11/07/48(b)	1,410	1,521,401
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	2,010	1,812,453
3.40%, 04/28/61(a)(b)	2,675	1,858,665
3.50%, 04/21/30(a)(b)	4,563	4,448,295
4.50%, 03/18/45(a)(b)	2,840	2,573,709
4.55%, 04/21/50(b)	4,873	4,339,089
4.80%, 04/21/60(b)	1,512	1,385,136
4.95%, 01/03/31(a)(b)	1,670	1,732,352
Security	Par (000)	Value
Oil & Gas (continued)
5.34%, 04/03/35(a)(b)	$3,040	$3,186,215
5.85%, 04/03/55(b)	2,620	2,786,332
Petronas Energy Canada Ltd., 2.11%, 03/23/28(a)(b)	985	944,159
Phillips 66
2.15%, 12/15/30	2,436	2,187,665
3.30%, 03/15/52	1,730	1,147,024
3.90%, 03/15/28	1,583	1,575,381
4.65%, 11/15/34	876	862,789
4.88%, 11/15/44	3,121	2,777,077
5.88%, 05/01/42	2,845	2,889,153
Phillips 66 Co.
3.15%, 12/15/29	1,718	1,648,837
3.75%, 03/01/28	798	792,383
4.68%, 02/15/45	935	798,450
4.90%, 10/01/46	1,149	1,003,517
4.95%, 12/01/27	2,025	2,060,209
4.95%, 03/15/35(a)	1,135	1,134,479
5.25%, 06/15/31(a)	1,695	1,769,260
5.30%, 06/30/33(a)	1,965	2,035,668
5.50%, 03/15/55(a)	510	475,251
5.65%, 06/15/54(a)	830	794,935
Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(d)	710	699,293
Series B, 6.20%, 03/15/56, (5-year CMT + 2.17%)(d)	870	871,190
Pioneer Natural Resources Co.
1.90%, 08/15/30	1,441	1,304,046
2.15%, 01/15/31	1,053	957,227
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)(b)	390	413,463
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70(b)	1,450	1,030,023
4.50%, 10/25/42(b)	80	71,485
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	1,595	1,557,719
2.99%, 01/15/30(a)(b)	490	467,760
3.90%, 12/06/59(b)	975	750,925
6.35%, 06/12/42(b)	275	302,088
Qatar Energy
2.25%, 07/12/31(b)	3,796	3,423,924
3.13%, 07/12/41(b)	5,955	4,615,089
3.30%, 07/12/51(a)(b)	6,717	4,788,852
QatarEnergy LNG S3, 5.84%, 09/30/27(b)	607	615,810
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	1,900	1,563,406
6.25%, 07/08/32(a)(b)	675	584,483
6.45%, 03/05/34(b)	1,243	1,075,153
6.70%, 02/25/37(b)	2,255	1,933,663
6.95%, 03/05/54(b)	2,060	1,639,554
Reliance Industries Ltd.
2.88%, 01/12/32(b)	2,890	2,637,850
3.63%, 01/12/52(a)(b)	2,745	2,024,815
3.67%, 11/30/27(b)	460	455,259
3.75%, 01/12/62(b)	1,120	808,903
4.88%, 02/10/45(b)	575	538,814
6.25%, 10/19/40(b)	1,055	1,178,474
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(b)	735	740,935
5.20%, 09/16/30(b)	970	978,924
5.98%, 09/16/35(b)	685	702,319

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	$3,827	$3,481,112
4.13%, 09/17/30(b)	3,000	2,955,395
4.25%, 10/02/29(b)	1,275	1,269,746
4.63%, 09/17/35(b)	3,050	2,976,127
4.75%, 10/02/34(a)(b)	2,450	2,437,324
Santos Finance Ltd.
3.65%, 04/29/31(b)	1,841	1,724,952
5.75%, 11/13/35(b)	695	696,833
6.88%, 09/19/33(a)(b)	1,455	1,596,685
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	2,938	2,655,306
3.25%, 11/24/50(b)	3,599	2,443,451
3.50%, 04/16/29(b)	3,061	2,989,550
3.50%, 11/24/70(b)	3,083	1,998,680
4.25%, 04/16/39(a)(b)	4,637	4,220,727
4.38%, 04/16/49(b)	4,746	3,995,933
4.75%, 06/02/30(b)	1,015	1,029,007
5.25%, 07/17/34(b)	3,779	3,897,816
5.38%, 06/02/35(b)	1,680	1,733,752
5.75%, 07/17/54(b)	3,819	3,781,383
5.88%, 07/17/64(b)	3,595	3,547,118
6.38%, 06/02/55(b)	3,825	4,077,853
Shell Finance U.S. Inc.
2.38%, 11/07/29	2,165	2,041,826
2.75%, 04/06/30	2,551	2,427,850
3.25%, 04/06/50(a)	3,277	2,319,901
3.75%, 09/12/46	1,834	1,455,986
4.00%, 05/10/46	2,985	2,467,894
4.13%, 11/06/30	1,050	1,055,478
4.13%, 05/11/35	1,794	1,735,651
4.38%, 05/11/45	4,096	3,588,521
4.55%, 08/12/43	1,606	1,458,259
4.75%, 01/06/36(a)	1,050	1,057,878
Shell International Finance BV
2.38%, 11/07/29(a)	435	410,615
2.75%, 04/06/30	360	343,139
2.88%, 11/26/41	1,095	815,924
3.00%, 11/26/51(a)	980	654,360
3.13%, 11/07/49(a)	2,017	1,393,256
3.25%, 04/06/50(a)	310	219,440
3.63%, 08/21/42	981	801,659
3.88%, 11/13/28	2,645	2,648,609
4.00%, 05/10/46	735	606,632
4.13%, 05/11/35(a)	485	470,018
4.38%, 05/11/45(a)	925	813,068
4.55%, 08/12/43(a)	535	485,940
5.50%, 03/25/40	1,815	1,894,050
6.38%, 12/15/38(a)	4,418	4,935,124
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	290	269,450
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	1,922	1,940,007
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	400	427,836
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	1,675	1,527,543
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	790	734,062
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,670	1,653,974
Security	Par (000)	Value
Oil & Gas (continued)
3.63%, 04/12/27(a)(b)	$2,145	$2,140,974
4.00%, 09/13/47(b)	750	667,331
4.25%, 04/12/47(b)	310	287,894
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	1,459	1,365,180
2.70%, 05/13/30(a)(b)	2,175	2,083,811
2.95%, 08/08/29(a)(b)	1,244	1,209,791
2.95%, 11/12/29(a)(b)	1,004	975,853
3.10%, 01/08/51(b)	1,020	769,556
3.35%, 05/13/50(b)	1,314	1,040,971
3.44%, 11/12/49(a)(b)	665	537,321
3.68%, 08/08/49(b)	1,202	1,011,505
4.25%, 09/12/28(a)(b)	890	902,051
4.60%, 09/12/48(a)(b)	1,018	990,315
Suncor Energy Inc.
3.75%, 03/04/51(a)	1,350	975,247
4.00%, 11/15/47	1,525	1,170,700
5.95%, 12/01/34	919	976,461
6.50%, 06/15/38	805	878,312
6.80%, 05/15/38	959	1,066,481
6.85%, 06/01/39	1,581	1,772,529
7.00%, 11/15/28(a)	495	531,830
7.15%, 02/01/32	860	969,179
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(b)	620	572,564
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	870	790,437
3.50%, 10/17/49(b)	300	211,661
3.75%, 06/18/50(a)(b)	970	714,226
4.63%, 11/20/28(b)	695	695,882
5.38%, 11/20/48(b)	850	801,305
TotalEnergies Capital International SA
2.83%, 01/10/30	3,421	3,267,086
2.99%, 06/29/41	1,573	1,202,049
3.13%, 05/29/50(a)	3,750	2,568,638
3.39%, 06/29/60	1,266	845,649
3.46%, 02/19/29	2,494	2,455,071
3.46%, 07/12/49	1,970	1,432,780
TotalEnergies Capital SA
3.88%, 10/11/28	934	935,647
4.72%, 09/10/34	645	655,490
5.15%, 04/05/34	1,825	1,907,248
5.28%, 09/10/54	1,465	1,408,854
5.43%, 09/10/64	2,205	2,121,804
5.49%, 04/05/54(a)	3,095	3,054,771
5.64%, 04/05/64	2,195	2,185,241
Valero Energy Corp.
2.15%, 09/15/27	1,119	1,080,766
2.80%, 12/01/31	960	878,923
3.65%, 12/01/51	1,620	1,137,870
4.00%, 04/01/29	1,332	1,324,138
4.00%, 06/01/52(a)	1,278	959,686
4.35%, 06/01/28	1,308	1,315,041
4.90%, 03/15/45(a)	658	595,747
5.15%, 02/15/30	1,465	1,511,211
6.63%, 06/15/37	2,261	2,524,500
7.50%, 04/15/32	1,260	1,455,362
Var Energi ASA
5.00%, 05/18/27(b)	155	156,383
5.88%, 05/22/30(b)	1,140	1,188,163

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 05/22/35(b)	$905	$963,709
7.50%, 01/15/28(b)	1,700	1,801,482
8.00%, 11/15/32(b)	1,750	2,029,112
Viper Energy Partners LLC
4.90%, 08/01/30	520	526,505
5.70%, 08/01/35(a)	1,485	1,521,917
Woodside Finance Ltd.
3.70%, 03/15/28(b)	1,820	1,798,075
4.50%, 03/04/29(b)	2,686	2,693,905
4.90%, 05/19/28	225	228,353
5.10%, 09/12/34	1,770	1,763,228
5.40%, 05/19/30	1,065	1,097,931
5.70%, 05/19/32	815	849,957
5.70%, 09/12/54(a)	1,410	1,351,166
6.00%, 05/19/35	2,220	2,330,199
XTO Energy Inc., 6.75%, 08/01/37	552	641,634
		681,706,533
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,990	1,970,552
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	587	575,718
3.14%, 11/07/29(a)	935	903,649
3.34%, 12/15/27(a)	2,698	2,666,537
4.08%, 12/15/47	2,238	1,809,383
4.49%, 05/01/30	877	887,436
Guara Norte SARL, 5.20%, 06/15/34(a)(b)	373	363,292
Halliburton Co.
2.92%, 03/01/30(a)	2,338	2,218,462
4.50%, 11/15/41	705	623,434
4.75%, 08/01/43	1,503	1,343,786
4.85%, 11/15/35(a)	1,835	1,825,476
5.00%, 11/15/45(a)	3,463	3,159,677
6.70%, 09/15/38	1,312	1,474,202
7.45%, 09/15/39	1,653	1,979,927
NOV Inc.
3.60%, 12/01/29(a)	1,128	1,100,626
3.95%, 12/01/42	1,984	1,572,683
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	1,112	1,044,401
3.90%, 05/17/28(b)	2,497	2,493,872
4.30%, 05/01/29(b)	1,574	1,583,059
4.50%, 05/15/28(b)	725	731,720
4.85%, 05/15/33(a)(b)	515	520,266
5.00%, 05/29/27(b)	650	658,350
5.00%, 11/15/29(a)(b)	915	943,273
5.00%, 06/01/34(a)(b)	745	760,964
Schlumberger Investment SA, 2.65%, 06/26/30(a)	1,047	983,353
		34,194,098
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
4.50%, 05/15/28	1,000	1,005,248
5.63%, 05/26/33(a)	750	786,759
Amcor Flexibles North America Inc.
2.63%, 06/19/30	1,323	1,227,827
2.69%, 05/25/31	1,348	1,232,799
4.80%, 03/17/28	1,695	1,718,274
5.10%, 03/17/30	475	487,475
5.50%, 03/17/35(a)	940	974,800
Security	Par (000)	Value
Packaging & Containers (continued)
Amcor Group Finance PLC, 5.45%, 05/23/29	$1,395	$1,443,421
AptarGroup Inc.
3.60%, 03/15/32	360	337,083
4.75%, 03/30/31	825	832,769
Berry Global Inc.
1.65%, 01/15/27	725	703,424
5.50%, 04/15/28	975	1,003,029
5.65%, 01/15/34(a)	990	1,037,885
5.80%, 06/15/31	970	1,027,086
CCL Industries Inc., 3.05%, 06/01/30(b)	1,345	1,272,134
Packaging Corp. of America
3.00%, 12/15/29(a)	830	795,870
3.05%, 10/01/51(a)	1,320	871,494
3.40%, 12/15/27	1,226	1,214,454
4.05%, 12/15/49	719	580,015
5.20%, 08/15/35	775	794,311
5.70%, 12/01/33	1,020	1,085,911
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	1,015	1,048,190
5.44%, 04/03/34	1,650	1,713,723
5.78%, 04/03/54(a)	1,605	1,624,234
Smurfit Westrock Financing DAC
5.19%, 01/15/36	800	808,691
5.42%, 01/15/35	950	982,174
Sonoco Products Co.
2.25%, 02/01/27	570	556,508
2.85%, 02/01/32(a)	875	791,359
3.13%, 05/01/30	1,295	1,227,814
4.60%, 09/01/29	1,175	1,185,494
5.00%, 09/01/34(a)	1,270	1,262,557
5.75%, 11/01/40(a)	440	449,306
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	510	572,934
WestRock MWV LLC
7.95%, 02/15/31	550	635,803
8.20%, 01/15/30	1,530	1,750,319
WRKCo Inc.
3.00%, 06/15/33(a)	977	874,286
3.38%, 09/15/27(a)	999	998,890
3.90%, 06/01/28	1,085	1,078,331
4.00%, 03/15/28	1,058	1,056,953
4.20%, 06/01/32(a)	766	747,320
4.90%, 03/15/29	294	300,242
		40,097,196
Pharmaceuticals — 4.3%
AbbVie Inc.
3.20%, 11/21/29	9,093	8,819,611
4.05%, 11/21/39	6,573	5,947,157
4.25%, 11/14/28	2,957	2,988,169
4.25%, 11/21/49	9,375	7,914,286
4.30%, 05/14/36	1,143	1,108,137
4.40%, 11/06/42	4,504	4,091,699
4.45%, 05/14/46	3,746	3,323,589
4.50%, 05/14/35	4,220	4,187,324
4.55%, 03/15/35	2,898	2,886,437
4.63%, 10/01/42	1,120	1,036,038
4.65%, 03/15/28	2,081	2,115,782
4.70%, 05/14/45	4,642	4,276,202
4.75%, 03/15/45	1,293	1,199,932
4.80%, 03/15/27	3,685	3,725,468
4.80%, 03/15/29	4,375	4,490,115
4.85%, 06/15/44	1,882	1,776,920

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/15/30	$1,990	$2,056,488
4.88%, 11/14/48	3,290	3,063,160
4.95%, 03/15/31	3,300	3,428,171
5.05%, 03/15/34	4,340	4,501,238
5.20%, 03/15/35	1,920	2,004,582
5.35%, 03/15/44	1,450	1,458,055
5.40%, 03/15/54	5,115	5,098,660
5.50%, 03/15/64	2,755	2,745,962
5.60%, 03/15/55	1,185	1,215,736
Astrazeneca Finance LLC
1.75%, 05/28/28	2,438	2,322,433
2.25%, 05/28/31	1,435	1,309,332
4.80%, 02/26/27	1,870	1,892,012
4.85%, 02/26/29	2,005	2,061,372
4.88%, 03/03/28	2,020	2,066,709
4.88%, 03/03/33	780	809,837
4.90%, 03/03/30	1,175	1,217,509
4.90%, 02/26/31	1,730	1,796,541
5.00%, 02/26/34	2,550	2,658,287
AstraZeneca PLC
1.38%, 08/06/30	2,367	2,108,162
2.13%, 08/06/50	1,120	645,151
3.00%, 05/28/51	1,305	902,909
3.13%, 06/12/27	1,310	1,297,478
4.00%, 01/17/29	1,712	1,717,242
4.00%, 09/18/42	1,770	1,548,895
4.38%, 11/16/45	1,654	1,484,631
4.38%, 08/17/48	1,266	1,129,096
6.45%, 09/15/37	4,340	5,008,100
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	1,289	1,350,789
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	868	647,796
4.20%, 07/15/34(a)(b)	679	634,890
4.38%, 12/15/28(b)	6,367	6,362,636
4.40%, 07/15/44(b)	1,537	1,242,330
4.63%, 06/25/38(a)(b)	1,667	1,519,108
4.65%, 11/15/43(a)(b)	480	391,775
4.70%, 07/15/64(b)	1,430	1,092,722
4.88%, 06/25/48(a)(b)	3,675	3,111,432
5.50%, 07/30/35(a)(b)	1,140	1,158,553
Bayer U.S. Finance LLC
6.25%, 01/21/29(a)(b)	1,525	1,601,847
6.38%, 11/21/30(b)	2,515	2,689,750
6.50%, 11/21/33(b)	1,640	1,775,814
6.88%, 11/21/53(b)	1,345	1,455,307
Becton Dickinson & Co.
1.96%, 02/11/31	2,067	1,839,858
2.82%, 05/20/30	1,701	1,604,756
3.70%, 06/06/27	3,118	3,100,043
3.79%, 05/20/50(a)	1,055	804,967
4.30%, 08/22/32	1,059	1,047,819
4.67%, 06/06/47	2,544	2,252,111
4.69%, 02/13/28	1,475	1,493,996
4.69%, 12/15/44	861	771,830
4.87%, 02/08/29	1,070	1,091,732
5.08%, 06/07/29	1,510	1,553,803
5.11%, 02/08/34	785	805,564
Bristol-Myers Squibb Co.
1.13%, 11/13/27	1,663	1,583,261
1.45%, 11/13/30	2,121	1,880,640
2.35%, 11/13/40	1,293	928,939
Security	Par (000)	Value
Pharmaceuticals (continued)
2.55%, 11/13/50	$1,611	$978,842
2.95%, 03/15/32(a)	2,610	2,426,975
3.25%, 02/27/27	670	666,377
3.25%, 08/01/42	970	758,468
3.40%, 07/26/29(a)	4,006	3,930,093
3.45%, 11/15/27	1,275	1,266,954
3.55%, 03/15/42	1,940	1,586,277
3.70%, 03/15/52	3,567	2,695,384
3.90%, 03/15/62	1,404	1,041,076
4.13%, 06/15/39	3,710	3,419,090
4.25%, 10/26/49(a)	6,857	5,738,970
4.35%, 11/15/47	2,159	1,867,341
4.50%, 03/01/44	460	414,811
4.55%, 02/20/48	2,167	1,912,576
4.63%, 05/15/44	1,525	1,399,582
5.00%, 08/15/45	1,390	1,335,512
5.10%, 02/22/31	2,160	2,259,047
5.20%, 02/22/34(a)	3,995	4,192,551
5.50%, 02/22/44(a)	870	885,802
5.55%, 02/22/54	4,525	4,571,678
5.75%, 02/01/31	1,710	1,834,528
5.88%, 11/15/36	522	567,291
5.90%, 11/15/33(a)	767	846,617
Cardinal Health Inc.
3.41%, 06/15/27	1,931	1,912,888
4.37%, 06/15/47	1,037	876,637
4.50%, 09/15/30	650	656,720
4.50%, 11/15/44	597	519,630
4.60%, 03/15/43	635	562,733
4.90%, 09/15/45	859	786,226
5.00%, 11/15/29	1,750	1,800,757
5.13%, 02/15/29(a)	1,325	1,366,214
5.15%, 09/15/35	750	766,245
5.35%, 11/15/34	1,205	1,248,537
5.45%, 02/15/34(a)	685	717,035
5.75%, 11/15/54(a)	1,150	1,165,993
Cencora Inc.
2.70%, 03/15/31	1,595	1,475,744
2.80%, 05/15/30	940	887,622
3.45%, 12/15/27	1,793	1,772,739
4.25%, 03/01/45	955	816,102
4.30%, 12/15/47(a)	917	773,953
4.63%, 12/15/27	1,275	1,290,976
4.85%, 12/15/29(a)	1,000	1,025,487
5.13%, 02/15/34	780	805,981
5.15%, 02/15/35	555	571,445
CVS Health Corp.
1.30%, 08/21/27	3,232	3,081,801
1.75%, 08/21/30	2,455	2,183,093
1.88%, 02/28/31	2,605	2,291,087
2.13%, 09/15/31	720	633,259
2.70%, 08/21/40	565	408,744
3.25%, 08/15/29	3,747	3,618,876
3.63%, 04/01/27	1,191	1,182,745
3.75%, 04/01/30	2,024	1,976,612
4.13%, 04/01/40	1,856	1,604,975
4.25%, 04/01/50	380	298,421
4.30%, 03/25/28	8,171	8,193,656
4.78%, 03/25/38	9,501	9,030,965
4.88%, 07/20/35	1,923	1,904,481
5.00%, 01/30/29	1,925	1,969,511

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 09/15/32	$1,090	$1,116,967
5.05%, 03/25/48	12,954	11,622,518
5.13%, 02/21/30	2,475	2,548,142
5.13%, 07/20/45	6,088	5,576,192
5.25%, 01/30/31	1,680	1,740,266
5.25%, 02/21/33	2,680	2,773,395
5.30%, 06/01/33	1,810	1,872,888
5.30%, 12/05/43	1,005	953,504
5.40%, 06/01/29(a)	1,920	1,992,266
5.45%, 09/15/35(a)	2,035	2,100,545
5.55%, 06/01/31	2,030	2,133,402
5.63%, 02/21/53	2,360	2,253,361
5.70%, 06/01/34	2,697	2,841,101
5.88%, 06/01/53	2,670	2,638,011
6.00%, 06/01/44	1,485	1,515,565
6.00%, 06/01/63	1,359	1,340,775
6.05%, 06/01/54	1,740	1,763,542
6.13%, 09/15/39	1,308	1,380,852
6.20%, 09/15/55	1,965	2,035,894
6.25%, 06/01/27	680	700,471
6.25%, 09/15/65(a)	915	936,865
Eli Lilly & Co.
2.25%, 05/15/50	1,958	1,157,637
2.50%, 09/15/60	512	288,874
3.10%, 05/15/27	831	823,654
3.38%, 03/15/29	1,568	1,546,819
3.70%, 03/01/45	1,095	897,598
3.95%, 05/15/47	776	645,168
3.95%, 03/15/49	1,585	1,304,495
4.00%, 10/15/28	3,025	3,045,521
4.15%, 08/14/27	1,025	1,032,411
4.15%, 03/15/59	1,435	1,159,733
4.20%, 08/14/29	1,550	1,568,173
4.25%, 03/15/31	1,690	1,704,169
4.50%, 02/09/27	1,580	1,592,835
4.50%, 02/09/29	1,800	1,835,365
4.55%, 02/12/28(a)	1,860	1,893,632
4.55%, 10/15/32	1,820	1,855,664
4.60%, 08/14/34	2,210	2,237,894
4.70%, 02/27/33(a)	1,360	1,397,381
4.70%, 02/09/34(a)	2,475	2,522,972
4.75%, 02/12/30	1,685	1,735,692
4.88%, 02/27/53	2,127	1,995,893
4.90%, 02/12/32	585	609,208
4.90%, 10/15/35	1,975	2,029,452
4.95%, 02/27/63	1,585	1,475,820
5.00%, 02/09/54	2,605	2,489,386
5.05%, 08/14/54	2,210	2,118,331
5.10%, 02/12/35	2,150	2,245,603
5.10%, 02/09/64	2,620	2,485,008
5.20%, 08/14/64	1,285	1,241,860
5.50%, 03/15/27(a)	465	475,317
5.50%, 02/12/55	2,065	2,120,923
5.55%, 03/15/37	710	777,099
5.55%, 10/15/55(a)	1,250	1,290,401
5.60%, 02/12/65	1,725	1,775,305
5.65%, 10/15/65	1,170	1,210,853
5.95%, 11/15/37(a)	435	481,037
EMD Finance LLC
4.13%, 08/15/28(b)	795	796,220
4.38%, 10/15/30(b)	1,985	1,994,490
Security	Par (000)	Value
Pharmaceuticals (continued)
4.63%, 10/15/32(b)	$2,190	$2,208,740
5.00%, 10/15/35(b)	1,850	1,869,057
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	3,544	3,543,099
4.20%, 03/18/43	920	812,111
4.50%, 04/15/30(a)	1,310	1,334,065
4.88%, 04/15/35	1,340	1,367,092
5.38%, 04/15/34(a)	965	1,026,696
6.38%, 05/15/38	4,658	5,300,754
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	1,769	1,735,407
4.32%, 03/12/27	645	649,687
Johnson & Johnson
0.95%, 09/01/27	2,481	2,370,460
1.30%, 09/01/30(a)	2,996	2,674,829
2.10%, 09/01/40	1,055	754,894
2.25%, 09/01/50(a)	440	266,470
2.45%, 09/01/60	2,048	1,166,175
2.90%, 01/15/28	2,750	2,709,036
2.95%, 03/03/27	1,468	1,454,916
3.40%, 01/15/38	1,816	1,617,084
3.50%, 01/15/48	1,484	1,170,149
3.55%, 03/01/36	1,656	1,536,769
3.63%, 03/03/37	2,672	2,448,856
3.70%, 03/01/46	3,031	2,500,983
3.75%, 03/03/47	1,793	1,475,990
4.38%, 12/05/33	1,462	1,494,995
4.50%, 03/01/27(a)	1,100	1,111,116
4.50%, 09/01/40(a)	1,080	1,058,850
4.50%, 12/05/43	1,120	1,054,630
4.55%, 03/01/28	1,525	1,553,057
4.70%, 03/01/30	920	950,038
4.80%, 06/01/29	2,375	2,456,967
4.85%, 03/01/32	1,980	2,066,136
4.85%, 05/15/41(a)	494	494,790
4.90%, 06/01/31	2,180	2,285,883
4.95%, 05/15/33(a)	856	909,411
4.95%, 06/01/34(a)	1,620	1,714,801
5.00%, 03/01/35(a)	1,965	2,062,426
5.25%, 06/01/54(a)	1,635	1,673,239
5.85%, 07/15/38	1,456	1,622,020
5.95%, 08/15/37	1,527	1,719,802
6.95%, 09/01/29	1,510	1,682,795
McKesson Corp.
3.95%, 02/16/28	955	955,705
4.25%, 09/15/29	1,320	1,330,063
4.65%, 05/30/30	1,380	1,407,438
4.88%, 03/15/44	692	640,252
4.90%, 07/15/28	935	957,259
4.95%, 05/30/32	1,300	1,342,898
5.10%, 07/15/33(a)	825	858,470
5.25%, 05/30/35(a)	1,265	1,318,890
Mead Johnson Nutrition Co.
4.60%, 06/01/44	770	696,696
5.90%, 11/01/39	435	472,663
Merck & Co. Inc.
1.45%, 06/24/30	1,420	1,269,004
1.70%, 06/10/27	2,444	2,372,644
1.90%, 12/10/28	1,672	1,580,480
2.15%, 12/10/31	3,800	3,388,600
2.35%, 06/24/40	1,923	1,409,016

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.45%, 06/24/50	$2,366	$1,429,318
2.75%, 12/10/51	2,943	1,872,593
2.90%, 12/10/61	2,500	1,502,843
3.40%, 03/07/29	3,108	3,058,961
3.60%, 09/15/42	957	785,100
3.70%, 02/10/45	3,951	3,208,957
3.85%, 09/15/27(a)	1,300	1,303,650
3.90%, 03/07/39(a)	1,771	1,601,003
4.00%, 03/07/49	2,412	1,974,076
4.05%, 05/17/28	510	513,633
4.15%, 09/15/30(a)	1,255	1,263,573
4.15%, 05/18/43	2,084	1,832,086
4.30%, 05/17/30	2,180	2,207,798
4.50%, 05/17/33(a)	2,100	2,133,653
4.55%, 09/15/32	1,300	1,321,885
4.90%, 05/17/44	1,475	1,410,754
4.95%, 09/15/35	1,810	1,858,148
5.00%, 05/17/53(a)	2,150	2,034,809
5.15%, 05/17/63	1,800	1,701,255
5.70%, 09/15/55	1,875	1,942,609
6.50%, 12/01/33	1,125	1,283,813
6.55%, 09/15/37	590	684,434
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	678	740,661
5.85%, 06/30/39(a)	705	769,981
5.95%, 12/01/28	1,580	1,673,392
6.40%, 03/01/28(a)	1,430	1,507,459
Mylan Inc.
4.55%, 04/15/28	1,209	1,208,522
5.20%, 04/15/48	1,133	925,735
5.40%, 11/29/43	746	646,397
Novartis Capital Corp.
2.00%, 02/14/27	1,956	1,917,004
2.20%, 08/14/30	2,704	2,505,211
2.75%, 08/14/50	2,331	1,532,024
3.10%, 05/17/27	1,455	1,443,033
3.70%, 09/21/42	1,068	898,641
3.80%, 09/18/29	1,605	1,600,671
3.90%, 11/05/28	975	979,081
4.00%, 09/18/31(a)	1,745	1,744,025
4.00%, 11/20/45	1,723	1,464,892
4.10%, 11/05/30	975	978,760
4.20%, 09/18/34	1,130	1,113,176
4.30%, 11/05/32	1,180	1,182,416
4.40%, 05/06/44	2,317	2,105,009
4.60%, 11/05/35(a)	975	975,539
4.70%, 09/18/54	1,360	1,242,492
5.20%, 11/05/45	490	488,632
5.30%, 11/05/55	490	485,957
Pfizer Inc.
1.70%, 05/28/30	1,815	1,645,010
1.75%, 08/18/31	1,748	1,547,616
2.55%, 05/28/40	1,556	1,158,686
2.63%, 04/01/30	2,128	2,012,686
2.70%, 05/28/50(a)	874	559,401
3.00%, 12/15/26	722	716,509
3.45%, 03/15/29	2,753	2,722,684
3.60%, 09/15/28(a)	1,913	1,909,954
3.88%, 11/15/27	640	641,028
3.90%, 03/15/39	1,488	1,335,719
4.00%, 12/15/36(a)	1,924	1,822,177
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 03/15/49	$2,329	$1,906,466
4.10%, 09/15/38(a)	483	446,137
4.13%, 12/15/46	2,364	1,985,998
4.20%, 11/15/30	1,000	1,004,787
4.20%, 09/15/48	1,736	1,466,972
4.30%, 06/15/43	1,441	1,280,238
4.40%, 05/15/44	1,528	1,385,872
4.50%, 11/15/32	1,560	1,570,919
4.88%, 11/15/35	1,525	1,543,236
5.60%, 09/15/40	1,052	1,101,969
5.60%, 11/15/55	740	748,956
5.70%, 11/15/65	725	729,221
7.20%, 03/15/39	3,840	4,650,636
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	6,540	6,618,779
4.65%, 05/19/30	4,980	5,099,043
4.75%, 05/19/33	8,240	8,401,157
5.11%, 05/19/43	4,710	4,591,240
5.30%, 05/19/53	9,900	9,595,556
5.34%, 05/19/63	6,739	6,395,040
Sanofi SA
3.63%, 06/19/28	1,886	1,879,401
3.75%, 11/03/27(a)	775	776,127
3.80%, 11/03/28	775	776,308
4.20%, 11/03/32	775	775,526
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	4,175	3,822,674
3.03%, 07/09/40	2,990	2,318,559
3.18%, 07/09/50	3,495	2,388,914
3.38%, 07/09/60(a)	1,536	1,008,248
5.00%, 11/26/28	2,843	2,912,384
5.30%, 07/05/34	1,425	1,479,866
5.65%, 07/05/44	1,505	1,542,131
5.65%, 07/05/54	875	881,938
5.80%, 07/05/64(a)	1,099	1,104,789
Takeda U.S. Financing Inc.
5.20%, 07/07/35	2,230	2,288,106
5.90%, 07/07/55	1,420	1,475,399
Utah Acquisition Sub Inc., 5.25%, 06/15/46	1,336	1,106,534
Viatris Inc.
2.30%, 06/22/27(a)	1,273	1,229,340
2.70%, 06/22/30	1,798	1,638,152
3.85%, 06/22/40(a)	2,316	1,771,201
4.00%, 06/22/50	2,893	1,939,850
Wyeth LLC
5.95%, 04/01/37	3,461	3,777,160
6.00%, 02/15/36	905	992,398
6.50%, 02/01/34	1,208	1,369,083
Zoetis Inc.
2.00%, 05/15/30	1,409	1,291,627
3.00%, 09/12/27	939	924,239
3.00%, 05/15/50(a)	1,011	683,385
3.90%, 08/20/28	1,499	1,499,403
3.95%, 09/12/47	1,037	846,070
4.15%, 08/17/28	850	855,229
4.45%, 08/20/48	619	540,740
4.70%, 02/01/43	1,951	1,813,895
5.00%, 08/17/35	975	992,048
5.60%, 11/16/32	1,105	1,181,171
		661,130,430

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines — 3.7%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	$785	$769,954
4.60%, 11/02/47(b)	3,375	3,164,327
Boardwalk Pipelines LP
3.40%, 02/15/31	1,125	1,057,924
3.60%, 09/01/32	915	847,480
4.45%, 07/15/27	1,118	1,121,127
4.80%, 05/03/29	1,360	1,377,355
5.38%, 02/15/36	505	508,346
5.63%, 08/01/34	945	986,279
Cameron LNG LLC
2.90%, 07/15/31(b)	1,695	1,563,831
3.30%, 01/15/35(b)	1,355	1,198,024
3.40%, 01/15/38(b)	780	681,071
3.70%, 01/15/39(b)	1,525	1,321,501
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	985	837,557
3.70%, 11/15/29	1,976	1,931,862
5.13%, 06/30/27	2,104	2,125,121
Cheniere Energy Inc.
4.63%, 10/15/28	1,640	1,640,004
5.65%, 04/15/34	2,385	2,487,388
Cheniere Energy Partners LP
3.25%, 01/31/32	1,878	1,726,585
4.00%, 03/01/31	3,135	3,045,576
4.50%, 10/01/29	2,830	2,829,195
5.55%, 10/30/35(a)(b)	875	900,207
5.75%, 08/15/34	1,990	2,083,785
5.95%, 06/30/33	2,061	2,190,260
Colonial Enterprises Inc.
3.25%, 05/15/30(b)	1,332	1,253,650
5.63%, 11/15/35(a)(b)	520	526,740
Colonial Pipeline Co.
4.20%, 04/15/43(b)	550	436,109
4.25%, 04/15/48(a)(b)	1,315	1,013,142
6.38%, 08/01/37(a)(b)	155	162,982
7.63%, 04/15/32(b)	920	1,048,992
Columbia Pipeline Group Inc., 5.80%, 06/01/45	840	839,472
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(b)	865	881,995
5.68%, 01/15/34(b)	870	903,727
6.04%, 08/15/28(b)	1,545	1,608,752
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	460	472,852
5.70%, 10/01/54(a)(b)	810	780,079
5.93%, 08/15/30(b)	1,595	1,693,339
5.96%, 02/15/55(b)	870	866,849
6.04%, 11/15/33(b)	2,445	2,625,574
6.50%, 08/15/43(b)	1,350	1,447,836
6.54%, 11/15/53(a)(b)	2,185	2,357,523
6.71%, 08/15/63(b)	835	920,966
DCP Midstream Operating LP
3.25%, 02/15/32	875	806,120
5.13%, 05/15/29	1,310	1,340,938
5.60%, 04/01/44	935	907,432
5.63%, 07/15/27	495	505,056
6.45%, 11/03/36(b)	595	634,914
6.75%, 09/15/37(b)	820	897,123
8.13%, 08/16/30	640	739,297
DT Midstream Inc.
4.13%, 06/15/29(b)	1,030	1,011,209
Security	Par (000)	Value
Pipelines (continued)
4.30%, 04/15/32(a)(b)	$1,010	$975,390
4.38%, 06/15/31(b)	265	259,194
5.80%, 12/15/34(b)	1,170	1,219,577
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,530	1,507,989
5.80%, 01/15/35	525	555,952
6.20%, 01/15/55	365	383,908
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	1,364	1,304,725
3.90%, 11/15/49	501	369,096
4.60%, 12/15/44	794	698,562
4.80%, 11/01/43(a)	662	594,022
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)(b)	934	862,093
4.39%, 11/30/46(b)	1,495	1,254,307
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	425	396,311
8.38%, 06/15/32(a)	690	828,822
Enbridge Energy Partners LP
5.50%, 09/15/40	1,029	1,034,325
7.38%, 10/15/45	207	244,749
Series B, 7.50%, 04/15/38(a)	665	790,216
Enbridge Inc.
2.50%, 08/01/33	1,890	1,625,185
3.13%, 11/15/29	1,760	1,687,536
3.40%, 08/01/51	1,810	1,250,467
3.70%, 07/15/27	1,715	1,703,826
4.00%, 11/15/49	985	762,652
4.20%, 11/20/28	825	827,077
4.25%, 12/01/26	614	615,013
4.50%, 02/15/31	825	827,529
4.50%, 06/10/44	1,044	896,980
4.60%, 06/20/28	1,540	1,557,003
4.90%, 06/20/30(a)	1,285	1,315,168
5.20%, 11/20/35	825	833,486
5.25%, 04/05/27	800	810,631
5.30%, 04/05/29	1,995	2,059,321
5.50%, 12/01/46	1,546	1,541,422
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(d)	1,600	1,595,390
5.55%, 06/20/35	1,515	1,575,435
5.63%, 04/05/34	2,520	2,646,494
5.70%, 03/08/33	3,810	4,035,327
5.95%, 04/05/54(a)	1,980	2,040,382
6.00%, 11/15/28	1,420	1,492,861
6.20%, 11/15/30	1,750	1,885,054
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(d)	1,416	1,433,186
6.70%, 11/15/53	2,085	2,327,716
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)(d)	1,415	1,516,618
7.38%, 03/15/55, (5-year CMT + 3.12%)(d)	345	365,375
7.38%, 01/15/83, (5-year CMT + 3.70%)(d)	700	719,496
7.63%, 01/15/83, (5-year CMT + 4.41%)(a)(d)	490	534,615
8.25%, 01/15/84, (5-year CMT + 3.78%)(d)	1,060	1,132,575
8.50%, 01/15/84, (5-year CMT + 4.43%)(a)(d)	1,910	2,191,288
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.15%)(a)(d)	867	869,791
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(a)(d)	1,523	1,539,199
Energy Transfer LP
3.75%, 05/15/30	2,785	2,716,977

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.00%, 10/01/27	$397	$395,852
4.15%, 09/15/29	1,163	1,156,016
4.20%, 04/15/27	927	926,521
4.40%, 03/15/27	1,192	1,193,613
4.90%, 03/15/35(a)	1,298	1,272,987
4.95%, 05/15/28	1,532	1,556,617
4.95%, 06/15/28	1,765	1,795,644
4.95%, 01/15/43	594	528,359
5.00%, 05/15/44	1,070	942,905
5.00%, 05/15/50	3,465	2,946,394
5.15%, 02/01/43	728	658,352
5.15%, 03/15/45	1,975	1,765,882
5.20%, 04/01/30	425	439,707
5.25%, 04/15/29	2,340	2,408,107
5.25%, 07/01/29	1,015	1,047,533
5.30%, 04/01/44	1,503	1,374,763
5.30%, 04/15/47	1,273	1,148,967
5.35%, 05/15/45	1,346	1,236,721
5.40%, 10/01/47	2,621	2,386,859
5.50%, 06/01/27	1,393	1,414,326
5.55%, 02/15/28	2,179	2,242,554
5.55%, 05/15/34	1,475	1,524,305
5.60%, 09/01/34	2,210	2,289,895
5.63%, 05/01/27(b)	675	675,019
5.70%, 04/01/35	1,994	2,073,687
5.75%, 02/15/33	2,655	2,804,334
5.95%, 10/01/43	712	703,754
5.95%, 05/15/54	2,968	2,862,285
6.00%, 02/01/29(b)	1,525	1,542,829
6.00%, 06/15/48	1,675	1,644,454
6.05%, 12/01/26	555	564,653
6.05%, 06/01/41	832	847,481
6.05%, 09/01/54	2,280	2,229,156
6.10%, 12/01/28	895	940,595
6.10%, 02/15/42	642	649,972
6.13%, 12/15/45	1,895	1,890,006
6.20%, 04/01/55	2,000	1,996,351
6.25%, 04/15/49	2,386	2,398,141
6.40%, 12/01/30	1,730	1,878,034
6.50%, 02/01/42	1,490	1,581,592
6.55%, 12/01/33	2,465	2,719,056
6.63%, 10/15/36	725	792,592
6.85%, 02/15/40	625	680,230
7.38%, 02/01/31(b)	1,333	1,387,197
7.50%, 07/01/38	850	993,205
8.25%, 11/15/29	994	1,122,758
Series 20Y, 5.80%, 06/15/38	1,005	1,033,254
Enterprise Products Operating LLC
2.80%, 01/31/30	2,243	2,132,209
3.13%, 07/31/29	2,334	2,264,233
3.20%, 02/15/52	1,899	1,287,673
3.30%, 02/15/53	1,832	1,253,530
3.70%, 01/31/51	1,611	1,203,928
3.95%, 02/15/27	1,165	1,165,213
3.95%, 01/31/60	1,921	1,438,209
4.15%, 10/16/28	1,767	1,777,639
4.20%, 01/31/50	1,999	1,641,049
4.25%, 02/15/48	2,477	2,073,310
4.30%, 06/20/28	1,705	1,719,051
4.45%, 02/15/43	2,024	1,811,746
4.60%, 01/11/27	1,370	1,379,516
Security	Par (000)	Value
Pipelines (continued)
4.60%, 01/15/31	$2,095	$2,125,650
4.80%, 02/01/49	1,215	1,094,533
4.85%, 01/31/34(a)	1,470	1,496,478
4.85%, 08/15/42	1,455	1,361,346
4.85%, 03/15/44	2,356	2,188,018
4.90%, 05/15/46	1,635	1,507,599
4.95%, 02/15/35	1,935	1,967,867
4.95%, 10/15/54	902	817,542
5.10%, 02/15/45	1,941	1,858,610
5.20%, 01/15/36	1,995	2,046,994
5.35%, 01/31/33	1,480	1,556,554
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.83%)(a)(d)	1,133	1,129,109
5.55%, 02/16/55(a)	2,325	2,302,062
5.70%, 02/15/42	1,187	1,221,618
5.95%, 02/01/41	1,010	1,074,562
6.13%, 10/15/39	1,187	1,295,854
6.45%, 09/01/40	1,455	1,640,186
7.55%, 04/15/38	675	822,101
Series D, 6.88%, 03/01/33	1,077	1,228,829
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.30%)(d)	1,241	1,238,500
Series H, 6.65%, 10/15/34	840	956,599
Series J, 5.75%, 03/01/35	580	621,464
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	426	431,841
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,340	1,242,201
4.32%, 12/30/39(b)	880	752,066
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	1,636	1,529,030
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	1,085	966,456
2.55%, 07/01/30(b)	890	824,589
5.75%, 07/15/35(b)	730	764,356
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	128	124,309
2.16%, 03/31/34(b)	2,195	1,983,693
2.63%, 03/31/36(b)	3,035	2,670,335
2.94%, 09/30/40(b)	2,777	2,363,011
3.25%, 09/30/40(b)	2,235	1,826,633
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	445	445,441
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	830	819,468
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,082,399
6.10%, 08/23/42(b)	2,000	2,081,943
6.13%, 02/23/38(a)(b)	1,255	1,337,466
6.51%, 02/23/42(b)	2,290	2,497,931
Gulfstream Natural Gas System LLC
5.60%, 07/23/35(b)	925	953,240
5.95%, 10/15/45(a)(b)	509	508,823
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	1,079	956,675
5.00%, 08/15/42	1,153	1,072,199
5.00%, 03/01/43	1,130	1,042,001
5.40%, 09/01/44	855	820,094
5.50%, 03/01/44	1,238	1,206,444
5.63%, 09/01/41	639	638,051
5.80%, 03/15/35	1,220	1,289,972
6.38%, 03/01/41	935	1,005,417
6.50%, 02/01/37	723	793,356
6.50%, 09/01/39	1,017	1,115,184

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.55%, 09/15/40	$754	$826,063
6.95%, 01/15/38	1,910	2,172,866
7.30%, 08/15/33(a)	1,030	1,186,063
7.40%, 03/15/31(a)	339	386,253
7.50%, 11/15/40	856	1,023,346
7.75%, 03/15/32	457	532,774
Kinder Morgan Inc.
2.00%, 02/15/31(a)	1,800	1,606,364
3.25%, 08/01/50	1,172	782,000
3.60%, 02/15/51	1,932	1,376,283
4.30%, 03/01/28	1,857	1,867,596
4.80%, 02/01/33	1,478	1,490,436
5.00%, 02/01/29(a)	1,575	1,614,283
5.05%, 02/15/46	1,107	1,011,271
5.10%, 08/01/29	1,020	1,050,494
5.15%, 06/01/30	1,215	1,258,970
5.20%, 06/01/33	2,450	2,529,594
5.20%, 03/01/48	1,366	1,264,921
5.30%, 12/01/34	1,507	1,544,671
5.40%, 02/01/34	1,550	1,605,699
5.45%, 08/01/52	1,205	1,139,334
5.55%, 06/01/45	2,573	2,513,751
5.85%, 06/01/35	605	641,793
5.95%, 08/01/54(a)	1,130	1,146,734
7.75%, 01/15/32	1,736	2,023,329
7.80%, 08/01/31	893	1,039,694
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	810	814,127
MPLX LP
2.65%, 08/15/30	2,935	2,717,288
4.00%, 03/15/28	2,317	2,310,439
4.13%, 03/01/27	1,932	1,930,132
4.25%, 12/01/27	1,452	1,455,362
4.50%, 04/15/38	3,082	2,827,637
4.70%, 04/15/48	2,841	2,385,857
4.80%, 02/15/29	756	768,129
4.80%, 02/15/31	1,850	1,873,665
4.90%, 04/15/58	1,148	954,191
4.95%, 09/01/32	1,739	1,752,937
4.95%, 03/14/52(a)	1,793	1,528,860
5.00%, 01/15/33	1,685	1,700,494
5.00%, 03/01/33	2,235	2,256,382
5.20%, 03/01/47	1,946	1,753,161
5.20%, 12/01/47	746	672,976
5.40%, 04/01/35(a)	1,390	1,409,678
5.40%, 09/15/35	2,180	2,206,082
5.50%, 06/01/34	2,972	3,050,467
5.50%, 02/15/49	2,475	2,296,972
5.65%, 03/01/53	1,090	1,022,610
5.95%, 04/01/55	1,780	1,744,550
6.20%, 09/15/55	1,740	1,759,584
NGPL PipeCo LLC
3.25%, 07/15/31(b)	1,385	1,272,772
4.88%, 08/15/27(b)	696	697,751
7.77%, 12/15/37(b)	742	868,836
Northern Natural Gas Co.
3.40%, 10/16/51(b)	1,185	805,834
4.10%, 09/15/42(b)	425	347,842
4.30%, 01/15/49(b)	1,580	1,293,636
5.63%, 02/01/54(b)	1,065	1,047,326
Northwest Pipeline LLC, 4.00%, 04/01/27	760	758,835
Security	Par (000)	Value
Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30	$1,580	$1,502,794
3.25%, 06/01/30	1,190	1,132,094
3.40%, 09/01/29	1,211	1,168,752
3.95%, 03/01/50	1,520	1,115,459
4.00%, 07/13/27	955	953,297
4.20%, 12/01/42	286	229,290
4.20%, 03/15/45	385	301,663
4.20%, 10/03/47	960	754,888
4.25%, 09/24/27	390	390,917
4.25%, 09/15/46	1,040	829,330
4.35%, 03/15/29	1,514	1,517,265
4.40%, 10/15/29	1,055	1,058,286
4.45%, 09/01/49(a)	490	400,448
4.50%, 03/15/50	785	645,662
4.55%, 07/15/28	1,134	1,143,265
4.75%, 10/15/31	1,905	1,913,835
4.85%, 02/01/49	865	744,807
4.95%, 10/15/32	1,200	1,208,345
4.95%, 07/13/47	254	225,359
5.05%, 11/01/34	2,655	2,641,513
5.05%, 04/01/45	460	409,229
5.15%, 10/15/43(a)	971	895,864
5.20%, 07/15/48	1,614	1,470,230
5.38%, 06/01/29	925	953,326
5.40%, 10/15/35	775	786,035
5.45%, 06/01/47(a)	680	626,639
5.60%, 04/01/44	765	729,476
5.63%, 01/15/28(b)	1,750	1,787,483
5.65%, 11/01/28	1,639	1,702,462
5.65%, 09/01/34	1,015	1,050,633
5.70%, 11/01/54	2,460	2,319,616
5.80%, 11/01/30(a)	460	485,201
5.85%, 11/01/64	1,285	1,227,354
6.00%, 06/15/35	1,235	1,304,339
6.05%, 09/01/33	2,400	2,563,493
6.10%, 11/15/32	1,520	1,631,022
6.25%, 10/15/55	2,010	2,039,858
6.35%, 01/15/31	1,341	1,440,503
6.40%, 05/01/37	585	625,082
6.50%, 09/01/30(b)	2,030	2,177,345
6.63%, 09/01/53	2,825	2,985,977
7.15%, 01/15/51	614	680,862
ONEOK Partners LP
6.13%, 02/01/41	1,119	1,157,857
6.20%, 09/15/43	750	768,729
6.65%, 10/01/36	1,049	1,150,408
6.85%, 10/15/37	1,090	1,213,300
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	523	537,589
Plains All American Pipeline LP, 5.95%, 06/15/35	1,710	1,793,467
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	1,407	1,366,245
3.80%, 09/15/30	1,880	1,823,091
4.30%, 01/31/43	779	641,419
4.50%, 12/15/26	1,315	1,318,747
4.70%, 01/15/31	855	860,658
4.70%, 06/15/44	1,314	1,131,255
4.90%, 02/15/45	1,164	1,023,183
5.15%, 06/01/42	977	894,104

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.60%, 01/15/36	$885	$899,203
5.70%, 09/15/34	1,280	1,327,258
6.65%, 01/15/37	1,035	1,134,269
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	590	585,979
Sabal Trail Transmission LLC
4.25%, 05/01/28(b)	1,185	1,177,524
4.68%, 05/01/38(b)	982	943,126
4.83%, 05/01/48(a)(b)	730	636,535
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,531	2,535,209
4.50%, 05/15/30	3,356	3,375,891
5.00%, 03/15/27	2,190	2,202,832
5.90%, 09/15/37	817	865,033
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	692	618,328
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	545	549,156
5.03%, 10/01/29	930	944,073
5.58%, 10/01/34	2,180	2,206,548
6.18%, 10/01/54	1,125	1,094,592
Southern Natural Gas Co. LLC
4.80%, 03/15/47(b)	1,173	1,052,883
5.45%, 08/01/35(a)(b)	260	266,067
8.00%, 03/01/32	557	648,554
Spectra Energy Partners LP
4.50%, 03/15/45	1,224	1,057,581
5.95%, 09/25/43	718	734,757
Targa Resources Corp.
4.20%, 02/01/33	575	552,010
4.35%, 01/15/29	850	852,860
4.90%, 09/15/30	1,505	1,535,020
4.95%, 04/15/52	1,420	1,217,753
5.20%, 07/01/27	1,445	1,467,955
5.40%, 07/30/36	1,110	1,119,863
5.50%, 02/15/35	2,025	2,076,141
5.55%, 08/15/35	1,835	1,885,710
5.65%, 02/15/36	1,510	1,560,382
6.13%, 03/15/33	1,140	1,222,157
6.13%, 05/15/55(a)	1,430	1,437,832
6.15%, 03/01/29	1,570	1,655,501
6.25%, 07/01/52	1,213	1,240,757
6.50%, 03/30/34	1,945	2,137,201
6.50%, 02/15/53	1,440	1,520,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,627	1,553,893
4.88%, 02/01/31	2,086	2,095,918
5.00%, 01/15/28	1,338	1,338,193
5.50%, 03/01/30	2,444	2,486,856
6.88%, 01/15/29(a)	670	679,583
TC PipeLines LP, 3.90%, 05/25/27	1,056	1,051,998
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,981	1,869,820
7.00%, 03/15/27(a)	525	544,469
7.00%, 10/15/28	1,753	1,887,549
7.63%, 04/01/37	655	781,141
Texas Eastern Transmission LP
3.50%, 01/15/28(b)	1,010	997,950
4.15%, 01/15/48(b)	825	666,954
7.00%, 07/15/32	750	843,362
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,260	1,312,731
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
2.50%, 10/12/31(a)	$495	$440,863
4.10%, 04/15/30	3,336	3,303,982
4.25%, 05/15/28	2,870	2,877,728
4.63%, 03/01/34	2,145	2,105,563
4.88%, 05/15/48(a)	420	383,053
5.00%, 10/16/43	750	715,185
5.10%, 03/15/49(a)	1,370	1,287,666
5.60%, 03/31/34	595	620,742
5.85%, 03/15/36	894	941,211
6.10%, 06/01/40	1,460	1,549,355
6.20%, 10/15/37	1,955	2,107,768
7.00%, 06/01/65, (5-year CMT + 2.61%)(d)	575	586,815
7.25%, 08/15/38	1,215	1,410,820
7.63%, 01/15/39	2,095	2,517,175
Transcanada Trust
5.30%, 03/15/77(d)	2,042	2,034,090
5.50%, 09/15/79, (1-day SOFR + 4.41%)(d)	1,729	1,714,036
5.60%, 03/07/82, (5-year CMT + 3.98%)(d)	1,160	1,142,140
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,201	1,149,409
3.95%, 05/15/50	865	677,935
4.00%, 03/15/28	963	961,902
4.45%, 08/01/42	656	580,820
4.60%, 03/15/48	1,086	951,595
5.10%, 03/15/36(b)	370	376,163
5.40%, 08/15/41	705	703,271
5.75%, 03/15/56(b)	330	333,838
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	153	152,923
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	620	630,691
Valero Energy Partners LP, 4.50%, 03/15/28	944	950,784
Western Midstream Operating LP
4.05%, 02/01/30	1,665	1,637,468
4.50%, 03/01/28	860	863,128
4.75%, 08/15/28	845	852,844
5.25%, 02/01/50	1,610	1,400,690
5.30%, 03/01/48	1,355	1,177,321
5.45%, 11/15/34	1,605	1,618,184
5.45%, 04/01/44	1,315	1,204,777
5.50%, 08/15/48	710	627,901
6.15%, 04/01/33	895	950,009
6.35%, 01/15/29	1,035	1,092,158
Whistler Pipeline LLC
5.40%, 09/30/29(b)	395	406,276
5.70%, 09/30/31(b)	277	288,094
5.95%, 09/30/34(b)	1,340	1,391,222
Williams Companies Inc. (The)
2.60%, 03/15/31	2,415	2,207,708
3.50%, 11/15/30	1,977	1,896,441
3.50%, 10/15/51	1,035	733,516
3.75%, 06/15/27	2,632	2,614,191
4.63%, 06/30/30	1,190	1,203,585
4.65%, 08/15/32(a)	2,000	2,012,365
4.80%, 11/15/29	1,185	1,208,462
4.85%, 03/01/48	1,551	1,382,739
4.90%, 03/15/29(a)	2,270	2,318,244
4.90%, 01/15/45	822	748,929
5.10%, 09/15/45	1,934	1,798,588
5.15%, 03/15/34	2,225	2,271,067

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.30%, 08/15/28	$1,790	$1,844,402
5.30%, 09/30/35(a)	1,980	2,027,740
5.30%, 08/15/52	1,110	1,044,730
5.40%, 03/04/44	966	940,615
5.60%, 03/15/35	1,160	1,212,916
5.65%, 03/15/33	1,390	1,469,677
5.75%, 06/24/44	840	849,627
5.80%, 11/15/43	780	789,058
5.80%, 11/15/54	1,430	1,440,935
6.00%, 03/15/55	880	909,582
6.30%, 04/15/40	2,037	2,223,544
7.75%, 06/15/31	507	584,762
8.75%, 03/15/32(a)	733	894,585
Series A, 7.50%, 01/15/31	737	834,472
		578,790,750
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(a)(b)	1,199	1,110,908
4.87%, 02/15/29(a)(b)	1,375	1,395,950
5.00%, 03/15/48(a)(b)	725	652,752
Brookfield Finance Inc., 5.81%, 03/03/55	880	875,772
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	740	726,755
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	1,063	1,035,728
Carlyle Group Inc. (The), 5.05%, 09/19/35	785	773,663
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	1,133	1,122,015
EQT AB, 5.85%, 05/08/35(b)	415	430,272
KKR & Co. Inc., 5.10%, 08/07/35(a)	1,015	1,013,736
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,453	1,373,796
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	1,553	1,522,929
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	950	692,003
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	1,385	987,935
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	1,170	790,181
		14,504,395
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33	355	410,589
CBRE Services Inc.
2.50%, 04/01/31	1,122	1,021,665
4.80%, 06/15/30	735	748,360
4.90%, 01/15/33	625	632,864
5.50%, 04/01/29(a)	825	856,211
5.50%, 06/15/35	755	784,382
5.95%, 08/15/34	1,365	1,470,641
Corp. Inmobiliaria Vesta SAB de CV
3.63%, 05/13/31(b)	360	331,310
5.50%, 01/30/33(b)	35	35,247
CoStar Group Inc., 2.80%, 07/15/30(b)	1,915	1,763,549
Jones Lang LaSalle Inc., 6.88%, 12/01/28	290	310,464
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	341,211
3.65%, 07/20/27(b)	150	148,905
3.95%, 01/24/29(b)	315	312,413
Security	Par (000)	Value
Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	$1,090	$982,306
3.88%, 03/20/27(b)	760	756,448
4.13%, 02/01/29(a)(b)	1,240	1,238,556
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	65	75,401
		12,220,522
Real Estate Investment Trusts — 3.1%
Agree LP
2.00%, 06/15/28(a)	790	752,222
2.60%, 06/15/33	475	411,655
2.90%, 10/01/30	695	651,961
4.80%, 10/01/32	480	486,939
5.60%, 06/15/35	640	674,284
5.63%, 06/15/34	685	719,727
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	1,466	1,205,823
2.00%, 05/18/32	1,630	1,382,036
2.75%, 12/15/29	1,090	1,025,321
2.95%, 03/15/34	1,525	1,315,621
3.00%, 05/18/51	1,492	920,642
3.38%, 08/15/31	1,157	1,085,829
3.55%, 03/15/52	1,565	1,065,794
3.95%, 01/15/27	630	628,225
3.95%, 01/15/28	940	934,801
4.00%, 02/01/50	1,193	893,471
4.50%, 07/30/29(a)	189	189,554
4.70%, 07/01/30	846	854,379
4.75%, 04/15/35	1,068	1,036,661
4.85%, 04/15/49	693	594,464
4.90%, 12/15/30(a)	1,192	1,210,836
5.15%, 04/15/53	885	782,360
5.25%, 05/15/36	575	572,379
5.50%, 10/01/35(a)	955	974,679
5.63%, 05/15/54	845	796,122
American Assets Trust LP
3.38%, 02/01/31	969	887,734
6.15%, 10/01/34	830	849,243
American Homes 4 Rent LP
2.38%, 07/15/31(a)	711	635,747
3.38%, 07/15/51(a)	520	357,062
3.63%, 04/15/32(a)	1,075	1,015,518
4.25%, 02/15/28	1,115	1,117,166
4.30%, 04/15/52	595	478,491
4.90%, 02/15/29	937	954,726
4.95%, 06/15/30	830	847,808
5.25%, 03/15/35(a)	335	341,630
5.50%, 02/01/34	1,125	1,165,975
5.50%, 07/15/34	565	587,126
American Tower Corp.
1.50%, 01/31/28	1,436	1,359,053
1.88%, 10/15/30(a)	1,984	1,768,592
2.10%, 06/15/30	1,563	1,420,095
2.30%, 09/15/31	811	722,763
2.70%, 04/15/31	1,709	1,568,299
2.75%, 01/15/27	1,167	1,150,353
2.90%, 01/15/30	1,772	1,676,831
2.95%, 01/15/51(a)	1,283	831,527
3.10%, 06/15/50	440	295,352
3.13%, 01/15/27(a)	678	670,871

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.55%, 07/15/27	$1,467	$1,453,063
3.60%, 01/15/28	1,523	1,507,248
3.65%, 03/15/27	1,120	1,112,383
3.70%, 10/15/49	973	730,315
3.80%, 08/15/29	2,931	2,887,065
3.95%, 03/15/29	1,472	1,459,726
4.05%, 03/15/32(a)	1,335	1,300,876
4.90%, 03/15/30	1,525	1,560,519
5.00%, 01/31/30	720	737,430
5.20%, 02/15/29	780	802,348
5.25%, 07/15/28	690	709,188
5.35%, 03/15/35	1,485	1,530,857
5.40%, 01/31/35	915	948,777
5.45%, 02/15/34	1,060	1,105,095
5.50%, 03/15/28	1,313	1,351,132
5.55%, 07/15/33	1,705	1,790,862
5.65%, 03/15/33	681	719,355
5.80%, 11/15/28	1,850	1,931,397
5.90%, 11/15/33	1,185	1,271,264
Americold Realty Operating Partnership LP
5.41%, 09/12/34(a)	805	794,359
5.60%, 05/15/32(a)	725	737,326
AvalonBay Communities Inc.
1.90%, 12/01/28	955	899,889
2.05%, 01/15/32(a)	1,215	1,070,083
2.30%, 03/01/30	1,685	1,563,837
2.45%, 01/15/31	210	192,406
3.20%, 01/15/28	961	946,279
3.30%, 06/01/29	713	695,061
3.35%, 05/15/27	812	805,425
3.90%, 10/15/46	472	382,981
4.15%, 07/01/47	444	372,605
4.35%, 12/01/30	535	537,572
4.35%, 04/15/48	472	407,201
5.00%, 02/15/33	644	662,367
5.00%, 08/01/35(a)	670	680,462
5.30%, 12/07/33	690	722,422
5.35%, 06/01/34	325	339,781
Boston Properties LP
2.45%, 10/01/33	1,962	1,626,168
2.55%, 04/01/32	1,686	1,469,576
2.90%, 03/15/30	1,000	937,961
3.25%, 01/30/31(a)	1,777	1,665,465
3.40%, 06/21/29	1,560	1,506,774
4.50%, 12/01/28	2,559	2,571,465
5.75%, 01/15/35(a)	1,075	1,106,862
6.50%, 01/15/34(a)	1,770	1,913,943
6.75%, 12/01/27	2,270	2,376,502
Brixmor Operating Partnership LP
2.25%, 04/01/28	760	728,633
2.50%, 08/16/31(a)	615	553,094
3.90%, 03/15/27	847	844,592
4.05%, 07/01/30	1,768	1,744,901
4.13%, 05/15/29	1,353	1,346,364
4.85%, 02/15/33	205	205,659
5.20%, 04/01/32	600	615,762
5.50%, 02/15/34	565	584,513
5.75%, 02/15/35	565	595,357
Broadstone Net Lease LLC
2.60%, 09/15/31	655	579,743
5.00%, 11/01/32	500	501,173
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Camden Property Trust
2.80%, 05/15/30	$1,437	$1,358,133
3.15%, 07/01/29	1,314	1,270,174
3.35%, 11/01/49	592	424,585
4.10%, 10/15/28	800	803,690
4.90%, 01/15/34	615	625,975
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)	150	150,023
COPT Defense Properties LP
2.00%, 01/15/29	835	778,278
2.75%, 04/15/31(a)	790	718,840
2.90%, 12/01/33	745	638,714
4.50%, 10/15/30(a)	600	597,565
Cousins Properties LP
5.25%, 07/15/30	825	845,380
5.38%, 02/15/32	600	616,100
5.88%, 10/01/34	695	726,008
Crown Castle Inc.
2.10%, 04/01/31	1,962	1,729,665
2.25%, 01/15/31	1,921	1,719,308
2.50%, 07/15/31	1,360	1,216,725
2.90%, 03/15/27	1,319	1,296,370
2.90%, 04/01/41	2,150	1,579,066
3.10%, 11/15/29	1,279	1,220,116
3.25%, 01/15/51(a)	1,707	1,143,728
3.30%, 07/01/30	1,585	1,505,487
3.65%, 09/01/27	1,565	1,550,384
3.80%, 02/15/28	2,710	2,682,928
4.00%, 03/01/27	922	918,733
4.00%, 11/15/49	362	276,201
4.15%, 07/01/50	368	290,189
4.30%, 02/15/29(a)	1,543	1,539,490
4.75%, 05/15/47	751	658,382
4.80%, 09/01/28(a)	1,420	1,438,708
4.90%, 09/01/29	595	604,093
5.00%, 01/11/28	1,932	1,961,150
5.10%, 05/01/33	1,517	1,537,943
5.20%, 09/01/34	1,220	1,237,081
5.20%, 02/15/49	403	368,885
5.60%, 06/01/29(a)	1,919	1,994,123
5.80%, 03/01/34	1,500	1,579,942
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	15	14,589
CubeSmart LP
2.00%, 02/15/31	720	636,338
2.25%, 12/15/28(a)	862	816,058
2.50%, 02/15/32	1,005	890,403
3.00%, 02/15/30	921	874,745
4.38%, 02/15/29	700	702,626
5.13%, 11/01/35	295	296,258
Digital Realty Trust LP
3.60%, 07/01/29	1,657	1,625,681
3.70%, 08/15/27	1,632	1,620,757
4.45%, 07/15/28	1,190	1,199,465
5.55%, 01/15/28	1,745	1,796,029
DOC DR LLC
2.63%, 11/01/31	746	672,020
3.95%, 01/15/28	952	946,596
4.30%, 03/15/27	553	553,557
EPR Properties
3.60%, 11/15/31	455	422,805

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.75%, 08/15/29	$555	$536,959
4.50%, 06/01/27	410	410,231
4.75%, 12/15/26	385	385,915
4.75%, 11/15/30	500	498,150
4.95%, 04/15/28(a)	375	378,094
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	1,225	1,233,040
5.50%, 06/15/34(a)	925	962,617
Equinix Inc.
1.55%, 03/15/28	1,306	1,234,367
1.80%, 07/15/27	1,165	1,123,053
2.00%, 05/15/28	985	938,676
2.15%, 07/15/30	2,038	1,850,072
2.50%, 05/15/31	2,081	1,885,655
2.95%, 09/15/51	984	630,726
3.00%, 07/15/50	1,051	685,998
3.20%, 11/18/29	2,427	2,331,806
3.40%, 02/15/52	901	628,629
3.90%, 04/15/32	2,425	2,338,038
ERP Operating LP
1.85%, 08/01/31	850	748,954
2.50%, 02/15/30	1,155	1,084,262
3.00%, 07/01/29	1,245	1,200,514
3.25%, 08/01/27	800	791,066
3.50%, 03/01/28	1,152	1,140,196
4.00%, 08/01/47(a)	395	322,935
4.15%, 12/01/28	1,028	1,033,326
4.50%, 07/01/44	1,179	1,052,737
4.50%, 06/01/45	485	431,555
4.65%, 09/15/34(a)	960	957,190
4.95%, 06/15/32	955	980,567
Essential Properties LP
2.95%, 07/15/31	617	563,830
5.40%, 12/01/35	480	482,136
Essex Portfolio LP
1.65%, 01/15/31	660	576,121
1.70%, 03/01/28	805	763,364
2.55%, 06/15/31	500	453,401
2.65%, 03/15/32	1,053	943,897
2.65%, 09/01/50	485	297,540
3.00%, 01/15/30	887	843,470
3.63%, 05/01/27	656	652,682
4.00%, 03/01/29	1,146	1,139,262
4.50%, 03/15/48	610	528,080
5.38%, 04/01/35	760	790,784
5.50%, 04/01/34	790	824,232
Extra Space Storage LP
2.20%, 10/15/30	669	604,465
2.35%, 03/15/32	1,090	953,296
2.40%, 10/15/31	955	848,976
2.55%, 06/01/31	820	744,556
3.88%, 12/15/27	888	883,802
3.90%, 04/01/29	1,175	1,161,467
4.00%, 06/15/29	637	633,151
4.95%, 01/15/33(a)	380	384,587
5.35%, 01/15/35(a)	780	800,491
5.40%, 02/01/34	765	788,627
5.40%, 06/15/35	890	916,795
5.50%, 07/01/30	1,435	1,500,216
5.70%, 04/01/28	1,525	1,576,409
5.90%, 01/15/31	1,010	1,073,555
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Federal Realty OP LP
3.20%, 06/15/29	$590	$569,475
3.25%, 07/15/27	925	913,686
3.50%, 06/01/30	969	936,040
3.63%, 08/01/46(a)	444	323,833
4.50%, 12/01/44	828	733,100
5.38%, 05/01/28	565	580,209
First Industrial LP, 5.25%, 01/15/31	455	467,651
Global Net Lease Inc., 4.50%, 09/30/28(b)	35	34,118
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	1,370	1,237,459
4.00%, 01/15/30	1,142	1,106,680
4.00%, 01/15/31	1,673	1,602,050
5.25%, 02/15/33	440	441,675
5.30%, 01/15/29	1,245	1,267,737
5.63%, 09/15/34	1,490	1,509,108
5.75%, 06/01/28	1,334	1,369,709
5.75%, 11/01/37	730	729,270
6.25%, 09/15/54(a)	1,250	1,251,506
6.75%, 12/01/33	625	677,528
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	305	304,560
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	415	391,509
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	1,030	1,048,926
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	887	878,097
Healthcare Realty Holdings LP
2.00%, 03/15/31	1,352	1,187,221
2.05%, 03/15/31	688	598,603
2.40%, 03/15/30	1,010	922,998
3.10%, 02/15/30	974	922,920
3.63%, 01/15/28	676	666,659
3.75%, 07/01/27	1,021	1,012,984
Healthpeak OP LLC
1.35%, 02/01/27	1,068	1,033,922
2.13%, 12/01/28	1,317	1,239,668
2.88%, 01/15/31	1,223	1,133,797
3.00%, 01/15/30	1,816	1,722,204
3.50%, 07/15/29	855	832,504
4.75%, 01/15/33	450	449,649
5.25%, 12/15/32	1,060	1,094,538
5.38%, 02/15/35(a)	810	833,090
6.75%, 02/01/41	557	619,375
Highwoods Realty LP
2.60%, 02/01/31	635	567,461
3.05%, 02/15/30	573	534,644
3.88%, 03/01/27(a)	250	248,029
4.13%, 03/15/28	492	487,086
4.20%, 04/15/29	559	550,645
5.35%, 01/15/33	250	251,029
7.65%, 02/01/34	155	176,907
Host Hotels & Resorts LP
4.25%, 12/15/28	125	124,888
5.50%, 04/15/35	1,290	1,311,618
5.70%, 06/15/32	865	902,840
5.70%, 07/01/34(a)	1,075	1,112,260
Series H, 3.38%, 12/15/29	966	924,920
Series I, 3.50%, 09/15/30	1,986	1,886,926
Series J, 2.90%, 12/15/31	900	810,036

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	$1,306	$1,138,211
2.30%, 11/15/28	1,185	1,126,338
2.70%, 01/15/34	695	595,658
4.15%, 04/15/32	940	912,892
4.88%, 02/01/35	765	760,579
4.95%, 01/15/33(a)	650	657,878
5.45%, 08/15/30	930	968,611
5.50%, 08/15/33	640	666,481
Kilroy Realty LP
2.50%, 11/15/32	1,078	903,600
2.65%, 11/15/33	960	790,287
3.05%, 02/15/30	1,072	993,971
4.25%, 08/15/29	685	672,811
4.75%, 12/15/28	1,005	1,008,748
5.88%, 10/15/35	450	456,495
6.25%, 01/15/36(a)	630	655,122
Kimco Realty OP LLC
1.90%, 03/01/28	958	914,212
2.25%, 12/01/31	700	622,021
2.70%, 10/01/30	1,121	1,046,307
3.20%, 04/01/32	205	191,570
3.70%, 10/01/49	466	352,818
3.80%, 04/01/27	720	718,646
4.13%, 12/01/46(a)	698	580,875
4.25%, 04/01/45	864	737,686
4.45%, 09/01/47	510	441,190
4.60%, 02/01/33	1,185	1,187,142
4.85%, 03/01/35	850	851,101
5.30%, 02/01/36(a)	1,060	1,093,131
6.40%, 03/01/34	870	965,806
Kite Realty Group LP
4.95%, 12/15/31	600	610,423
5.20%, 08/15/32	335	343,081
5.50%, 03/01/34	420	436,289
Kite Realty Group Trust, 4.75%, 09/15/30	795	802,913
Lineage OP LP, 5.25%, 07/15/30(b)	245	248,654
LXP Industrial Trust
2.38%, 10/01/31	528	461,499
2.70%, 09/15/30	705	647,783
Mid-America Apartments LP
1.70%, 02/15/31	907	797,581
2.75%, 03/15/30(a)	585	554,632
2.88%, 09/15/51	569	363,009
3.60%, 06/01/27(a)	910	905,656
3.95%, 03/15/29	1,316	1,310,884
4.20%, 06/15/28	750	752,873
4.65%, 01/15/33	500	501,936
4.95%, 03/01/35	600	608,765
5.00%, 03/15/34	560	569,720
5.30%, 02/15/32	645	674,876
National Health Investors Inc.
3.00%, 02/01/31	644	584,977
5.35%, 02/01/33	330	328,482
NNN REIT Inc.
2.50%, 04/15/30	1,079	1,004,205
3.00%, 04/15/52	820	521,754
3.10%, 04/15/50	623	410,863
3.50%, 10/15/27	785	777,355
3.50%, 04/15/51	580	412,846
3.60%, 12/15/26	631	627,488
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 10/15/28	$617	$620,739
4.60%, 02/15/31	730	736,646
4.80%, 10/15/48(a)	502	447,601
5.50%, 06/15/34	880	918,178
5.60%, 10/15/33	859	903,899
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	1,150	1,025,353
3.38%, 02/01/31	1,193	1,113,777
3.63%, 10/01/29	858	827,812
4.50%, 04/01/27	1,165	1,168,965
4.75%, 01/15/28	1,010	1,018,682
5.20%, 07/01/30	945	962,941
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	685	615,813
4.95%, 01/15/35	380	377,400
5.25%, 08/15/32	535	548,317
5.75%, 07/15/34	615	646,976
Piedmont Operating Partnership LP
2.75%, 04/01/32	407	349,146
3.15%, 08/15/30	361	330,704
5.63%, 01/15/33	425	428,182
6.88%, 07/15/29	150	159,402
Prologis LP
1.25%, 10/15/30(a)	1,338	1,171,745
1.63%, 03/15/31	677	593,091
1.75%, 07/01/30(a)	785	705,945
1.75%, 02/01/31	1,325	1,171,783
2.13%, 04/15/27	821	801,815
2.13%, 10/15/50	1,021	561,709
2.25%, 04/15/30	1,666	1,545,310
2.25%, 01/15/32	1,325	1,173,104
2.88%, 11/15/29	843	806,174
3.00%, 04/15/50	1,089	731,224
3.05%, 03/01/50	592	401,697
3.38%, 12/15/27	774	766,560
3.88%, 09/15/28	375	374,525
4.00%, 09/15/28	989	990,696
4.38%, 02/01/29	599	605,039
4.38%, 09/15/48	565	483,536
4.63%, 01/15/33	1,120	1,134,619
4.75%, 01/15/31(a)	580	594,237
4.75%, 06/15/33	1,315	1,336,066
4.88%, 06/15/28(a)	1,349	1,380,996
5.00%, 03/15/34	1,235	1,265,520
5.00%, 01/31/35	1,255	1,278,391
5.13%, 01/15/34	1,140	1,177,745
5.25%, 05/15/35	925	960,105
5.25%, 06/15/53	1,639	1,582,887
5.25%, 03/15/54	1,525	1,473,908
Prologis Targeted U.S. Logistics Fund LP
4.25%, 01/15/31(b)	650	647,139
4.75%, 01/15/36(b)	825	811,369
5.25%, 04/01/29(b)	870	898,512
5.25%, 01/15/35(b)	775	796,859
5.50%, 04/01/34(b)	590	617,035
Public Storage Operating Co.
1.85%, 05/01/28	1,217	1,159,950
1.95%, 11/09/28	1,015	961,037
2.25%, 11/09/31	1,015	906,660
2.30%, 05/01/31	1,105	1,001,105

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.09%, 09/15/27	$1,025	$1,011,424
3.39%, 05/01/29	895	878,283
4.38%, 07/01/30(a)	1,120	1,133,101
5.00%, 07/01/35(a)	620	633,420
5.10%, 08/01/33	1,180	1,230,720
5.13%, 01/15/29(a)	975	1,008,631
5.35%, 08/01/53	1,513	1,487,092
Rayonier LP, 2.75%, 05/17/31	867	784,552
Realty Income Corp.
1.80%, 03/15/33	670	559,015
2.10%, 03/15/28	850	815,039
2.20%, 06/15/28	1,032	989,087
2.70%, 02/15/32	571	516,764
2.85%, 12/15/32	1,042	937,874
3.00%, 01/15/27	836	826,862
3.10%, 12/15/29	910	876,157
3.20%, 01/15/27	220	217,910
3.20%, 02/15/31	1,035	982,158
3.25%, 06/15/29(a)	776	755,055
3.25%, 01/15/31	1,585	1,507,709
3.40%, 01/15/28	1,163	1,150,681
3.40%, 01/15/30	926	901,386
3.65%, 01/15/28	1,087	1,080,348
3.95%, 08/15/27	485	484,705
3.95%, 02/01/29	865	862,114
4.00%, 07/15/29(a)	724	722,301
4.50%, 02/01/33	550	547,245
4.65%, 03/15/47	890	799,568
4.70%, 12/15/28	1,350	1,375,184
4.75%, 02/15/29	600	612,450
4.85%, 03/15/30(a)	955	982,214
4.90%, 07/15/33(a)	1,005	1,023,422
5.13%, 02/15/34	1,260	1,300,775
5.13%, 04/15/35	1,055	1,079,611
5.38%, 09/01/54	830	814,688
5.63%, 10/13/32	1,085	1,155,715
5.88%, 03/15/35(a)	445	484,038
Regency Centers LP
2.95%, 09/15/29	796	762,848
3.60%, 02/01/27	758	754,003
3.70%, 06/15/30(a)	1,118	1,096,411
4.13%, 03/15/28	1,312	1,313,672
4.40%, 02/01/47	653	566,101
4.65%, 03/15/49	570	504,772
5.00%, 07/15/32	620	637,769
5.10%, 01/15/35(a)	585	596,714
5.25%, 01/15/34	474	491,193
Rexford Industrial Realty LP
2.13%, 12/01/30	709	635,544
2.15%, 09/01/31	745	654,752
5.00%, 06/15/28	800	813,607
Sabra Health Care LP
3.20%, 12/01/31	975	891,909
3.90%, 10/15/29(a)	617	603,406
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	927	854,059
2.85%, 01/15/32(a)	530	474,682
5.65%, 01/15/35	660	679,927
6.10%, 04/01/34	500	531,850
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	965	960,632
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 05/28/30(b)	$1,195	$1,203,289
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(b)(d)	255	257,229
Simon Property Group LP
1.38%, 01/15/27(a)	920	893,756
1.75%, 02/01/28	1,315	1,256,916
2.20%, 02/01/31	1,175	1,063,238
2.25%, 01/15/32	1,070	945,541
2.45%, 09/13/29	2,829	2,673,727
2.65%, 07/15/30	989	927,623
2.65%, 02/01/32	1,136	1,026,438
3.25%, 11/30/26	1,085	1,078,323
3.25%, 09/13/49(a)	2,102	1,473,235
3.38%, 06/15/27	1,364	1,353,756
3.38%, 12/01/27	1,912	1,892,504
3.80%, 07/15/50	587	447,974
4.25%, 10/01/44	1,031	881,991
4.25%, 11/30/46	840	707,772
4.38%, 10/01/30	1,070	1,078,604
4.75%, 09/26/34	1,785	1,785,756
4.75%, 03/15/42	660	614,592
5.13%, 10/01/35	1,295	1,320,928
5.50%, 03/08/33	810	858,192
5.85%, 03/08/53(a)	1,320	1,365,127
6.25%, 01/15/34	725	799,876
6.65%, 01/15/54	1,060	1,200,599
6.75%, 02/01/40	1,239	1,437,520
Store Capital LLC
2.70%, 12/01/31	655	578,940
2.75%, 11/18/30	585	533,907
4.50%, 03/15/28	1,115	1,115,947
4.63%, 03/15/29	596	594,049
5.40%, 04/30/30(b)	955	975,123
Sun Communities Operating LP
2.30%, 11/01/28	1,250	1,188,266
2.70%, 07/15/31	1,158	1,056,041
4.20%, 04/15/32	1,145	1,117,944
Tanger Properties LP
2.75%, 09/01/31	675	611,655
3.88%, 07/15/27(a)	685	680,795
Trust Fibra Uno
6.39%, 01/15/50(a)(b)	1,369	1,269,616
6.95%, 01/30/44(a)(b)	1,305	1,292,039
7.38%, 02/13/34(a)(b)	1,135	1,218,025
7.70%, 01/23/32(b)	726	784,080
UDR Inc.
1.90%, 03/15/33	623	515,978
2.10%, 08/01/32	730	626,910
2.10%, 06/15/33	470	393,630
3.00%, 08/15/31(a)	993	921,601
3.10%, 11/01/34	558	487,572
3.20%, 01/15/30	1,127	1,082,800
3.50%, 07/01/27	670	662,992
3.50%, 01/15/28	828	817,765
4.40%, 01/26/29	723	728,756
5.13%, 09/01/34	530	541,150
Ventas Realty LP
2.50%, 09/01/31	835	752,434
3.00%, 01/15/30	1,027	978,049
3.85%, 04/01/27	720	717,764
4.00%, 03/01/28	1,430	1,426,466

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 02/01/45	$500	$425,840
4.40%, 01/15/29	1,540	1,548,124
4.75%, 11/15/30(a)	981	997,068
4.88%, 04/15/49	716	634,342
5.00%, 01/15/35	860	864,747
5.10%, 07/15/32	895	920,130
5.63%, 07/01/34	695	728,678
5.70%, 09/30/43	511	514,567
VICI Properties LP
4.75%, 02/15/28	2,608	2,634,547
4.75%, 04/01/28	295	298,237
4.95%, 02/15/30	1,845	1,867,017
5.13%, 11/15/31	2,035	2,063,563
5.13%, 05/15/32	2,325	2,345,030
5.63%, 04/01/35	1,060	1,084,925
5.63%, 05/15/52	1,525	1,433,785
5.75%, 04/01/34	820	850,997
6.13%, 04/01/54	1,055	1,057,079
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	1,010	1,001,875
3.88%, 02/15/29(b)	1,197	1,173,204
4.13%, 08/15/30(b)	905	877,994
4.25%, 12/01/26(b)	860	859,546
4.50%, 01/15/28(a)(b)	765	766,650
4.63%, 12/01/29(b)	2,190	2,177,883
5.75%, 02/01/27(b)	870	880,101
WEA Finance LLC
2.88%, 01/15/27(b)	537	527,023
3.50%, 06/15/29(a)(b)	1,135	1,101,496
4.13%, 09/20/28(a)(b)	921	914,241
4.63%, 09/20/48(a)(b)	907	747,833
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)(b)	755	658,342
Welltower OP LLC
2.05%, 01/15/29	900	848,032
2.70%, 02/15/27	1,013	998,902
2.75%, 01/15/31	1,073	1,000,697
2.75%, 01/15/32	845	771,341
2.80%, 06/01/31	1,195	1,109,921
3.10%, 01/15/30	1,804	1,734,208
3.85%, 06/15/32	815	790,951
4.13%, 03/15/29	834	836,010
4.25%, 04/15/28	1,592	1,604,158
4.50%, 07/01/30	1,290	1,307,218
4.95%, 09/01/48	820	776,492
5.13%, 07/01/35	1,310	1,347,368
5.13%, 03/15/43	415	398,263
6.50%, 03/15/41	740	830,909
Weyerhaeuser Co.
3.38%, 03/09/33	670	614,883
4.00%, 11/15/29	987	978,620
4.00%, 04/15/30	1,582	1,563,281
4.00%, 03/09/52	870	681,423
6.88%, 12/15/33	460	517,332
6.95%, 10/01/27	915	962,100
7.38%, 03/15/32	1,119	1,278,310
WP Carey Inc.
2.25%, 04/01/33	709	599,499
2.40%, 02/01/31	1,054	948,810
2.45%, 02/01/32	555	490,575
3.85%, 07/15/29	839	828,382
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.65%, 07/15/30	$470	$474,732
5.38%, 06/30/34	555	574,617
		485,514,370
Retail — 2.2%
7-Eleven Inc.
1.30%, 02/10/28(b)	2,095	1,971,847
1.80%, 02/10/31(b)	3,295	2,886,733
2.50%, 02/10/41(b)	1,312	912,526
2.80%, 02/10/51(a)(b)	2,286	1,417,960
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	1,004	952,904
3.44%, 05/13/41(a)(b)	1,310	1,036,789
3.55%, 07/26/27(b)	1,538	1,526,310
3.63%, 05/13/51(a)(b)	585	427,862
3.80%, 01/25/50(b)	1,158	888,676
4.15%, 09/29/28(b)	800	802,326
4.50%, 07/26/47(b)	830	715,187
5.08%, 09/29/35(a)(b)	800	808,782
5.27%, 02/12/34(b)	1,505	1,548,007
5.62%, 02/12/54(a)(b)	800	801,672
Arcos Dorados BV, 6.38%, 01/29/32(b)	275	291,596
AutoNation Inc.
1.95%, 08/01/28(a)	855	804,893
2.40%, 08/01/31	989	873,057
3.80%, 11/15/27	755	748,348
3.85%, 03/01/32	970	913,064
4.45%, 01/15/29(a)	500	501,365
4.75%, 06/01/30(a)	960	969,711
5.89%, 03/15/35	820	855,414
AutoZone Inc.
1.65%, 01/15/31	856	750,206
3.75%, 06/01/27	898	893,795
3.75%, 04/18/29	809	798,041
4.00%, 04/15/30	1,225	1,215,246
4.50%, 02/01/28	1,025	1,036,811
4.75%, 08/01/32	1,695	1,715,856
4.75%, 02/01/33	905	910,586
5.10%, 07/15/29	895	922,890
5.13%, 06/15/30(a)	1,145	1,185,175
5.20%, 08/01/33	595	613,225
5.40%, 07/15/34(a)	1,045	1,088,576
6.25%, 11/01/28	885	937,984
6.55%, 11/01/33(a)	805	900,496
Best Buy Co. Inc.
1.95%, 10/01/30(a)	1,302	1,166,902
4.45%, 10/01/28(a)	1,167	1,179,313
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	620	460,274
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,062	830,351
CK Hutchison International 24 II Ltd.
4.38%, 03/13/30(b)	255	257,123
4.75%, 09/13/34(b)	630	633,620
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	1,390	1,444,343
5.50%, 04/26/34(a)(b)	2,080	2,196,339
Costco Wholesale Corp.
1.38%, 06/20/27	1,160	1,121,019
1.60%, 04/20/30	3,149	2,860,195
1.75%, 04/20/32	1,624	1,413,502
3.00%, 05/18/27	1,629	1,616,279

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Darden Restaurants Inc.
3.85%, 05/01/27	$750	$746,974
4.35%, 10/15/27	600	602,595
4.55%, 10/15/29	775	781,281
4.55%, 02/15/48(a)	501	418,214
6.30%, 10/10/33	830	903,615
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	1,410	1,298,777
4.00%, 10/01/29(b)	140	137,574
4.10%, 01/15/52	1,560	1,155,020
Dollar General Corp.
3.50%, 04/03/30	1,676	1,620,353
4.13%, 05/01/28	831	831,244
4.13%, 04/03/50(a)	850	677,084
4.63%, 11/01/27	875	881,879
5.00%, 11/01/32(a)	1,000	1,013,640
5.20%, 07/05/28	681	698,274
5.45%, 07/05/33	1,067	1,107,857
5.50%, 11/01/52(a)	500	481,151
Dollar Tree Inc.
2.65%, 12/01/31	1,605	1,441,921
3.38%, 12/01/51	845	579,102
4.20%, 05/15/28	2,331	2,328,481
El Puerto de Liverpool SAB de CV
6.26%, 01/22/32(b)	635	674,094
6.66%, 01/22/37(a)(b)	775	827,220
Ferguson Enterprises Inc.
4.35%, 03/15/31	920	919,483
5.00%, 10/03/34	1,060	1,075,426
Genuine Parts Co.
1.88%, 11/01/30	1,038	909,253
2.75%, 02/01/32	935	828,916
4.95%, 08/15/29	1,525	1,548,457
6.50%, 11/01/28	975	1,032,573
6.88%, 11/01/33(a)	615	686,670
Home Depot Inc. (The)
0.90%, 03/15/28	895	841,277
1.38%, 03/15/31	2,515	2,185,864
1.50%, 09/15/28	1,717	1,614,170
1.88%, 09/15/31	1,690	1,491,105
2.38%, 03/15/51	2,240	1,312,938
2.50%, 04/15/27	1,205	1,184,208
2.70%, 04/15/30	2,247	2,128,390
2.75%, 09/15/51	1,660	1,047,403
2.80%, 09/14/27	1,930	1,897,903
2.88%, 04/15/27	1,167	1,153,125
2.95%, 06/15/29	3,132	3,033,621
3.13%, 12/15/49	2,118	1,472,044
3.25%, 04/15/32	1,945	1,833,782
3.30%, 04/15/40	2,321	1,921,107
3.35%, 04/15/50	2,545	1,838,695
3.50%, 09/15/56	1,358	969,311
3.63%, 04/15/52	2,520	1,881,705
3.75%, 09/15/28(a)	765	764,824
3.90%, 12/06/28	2,007	2,012,716
3.90%, 06/15/47	1,899	1,533,472
3.95%, 09/15/30(a)	640	638,513
4.20%, 04/01/43	1,988	1,746,739
4.25%, 04/01/46	2,839	2,449,358
4.40%, 03/15/45	1,715	1,519,309
4.50%, 09/15/32	1,825	1,855,909
Security	Par (000)	Value
Retail (continued)
4.50%, 12/06/48	$2,025	$1,778,599
4.65%, 09/15/35	1,075	1,074,906
4.75%, 06/25/29	2,365	2,426,108
4.85%, 06/25/31	1,890	1,958,695
4.88%, 06/25/27	1,275	1,296,021
4.88%, 02/15/44	1,774	1,681,501
4.90%, 04/15/29	1,495	1,538,813
4.95%, 06/25/34	3,155	3,246,999
4.95%, 09/15/52(a)	1,940	1,804,019
5.30%, 06/25/54	2,775	2,713,097
5.40%, 09/15/40	820	853,655
5.40%, 06/25/64	880	861,825
5.88%, 12/16/36	4,598	5,025,823
5.95%, 04/01/41	1,621	1,750,537
InRetail Consumer, 3.25%, 03/22/28(b)	245	238,011
Lowe's Companies Inc.
1.30%, 04/15/28	1,280	1,203,077
1.70%, 09/15/28	1,605	1,507,594
1.70%, 10/15/30	1,980	1,758,631
2.63%, 04/01/31	2,945	2,705,388
2.80%, 09/15/41	1,801	1,306,364
3.00%, 10/15/50	3,267	2,115,377
3.10%, 05/03/27	2,455	2,423,826
3.35%, 04/01/27	1,178	1,168,073
3.50%, 04/01/51	913	648,355
3.65%, 04/05/29	2,272	2,238,898
3.70%, 04/15/46	2,457	1,883,871
3.75%, 04/01/32	2,403	2,309,313
4.05%, 05/03/47	2,761	2,221,642
4.25%, 04/01/52	2,865	2,297,309
4.38%, 09/15/45	757	643,731
4.45%, 04/01/62	2,015	1,609,011
4.50%, 04/15/30	2,114	2,141,938
4.55%, 04/05/49	1,530	1,313,942
4.65%, 04/15/42	824	753,865
5.00%, 04/15/33	2,060	2,116,363
5.00%, 04/15/40(a)	750	733,601
5.00%, 09/15/43(a)	401	385,955
5.13%, 04/15/50	675	624,321
5.15%, 07/01/33	1,745	1,808,006
5.50%, 10/15/35(a)	875	918,819
5.63%, 04/15/53	2,735	2,705,849
5.75%, 07/01/53	790	792,473
5.80%, 10/15/36	470	507,873
5.80%, 09/15/62	1,364	1,359,978
5.85%, 04/01/63	730	732,403
6.50%, 03/15/29(a)	1,550	1,664,541
6.88%, 02/15/28	1,045	1,107,568
Lowe's Cos. Inc.
3.95%, 10/15/27	1,675	1,673,167
4.00%, 10/15/28	1,675	1,675,462
4.25%, 03/15/31	1,675	1,668,570
4.50%, 10/15/32(a)	1,675	1,669,437
4.85%, 10/15/35	1,705	1,701,412
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	210	232,217
McDonald's Corp.
2.13%, 03/01/30	1,567	1,448,132
2.63%, 09/01/29(a)	1,641	1,563,755
3.50%, 03/01/27(a)	1,269	1,261,857
3.50%, 07/01/27	892	885,819
3.60%, 07/01/30	1,519	1,490,968

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.63%, 05/01/43(a)	$920	$742,444
3.63%, 09/01/49	2,881	2,160,350
3.70%, 02/15/42	896	739,859
3.80%, 04/01/28(a)	1,798	1,794,060
4.20%, 04/01/50	1,410	1,160,974
4.40%, 02/12/31	990	999,121
4.45%, 03/01/47	2,150	1,868,215
4.45%, 09/01/48	1,453	1,253,284
4.60%, 05/15/30(a)	1,025	1,045,449
4.60%, 09/09/32(a)	1,455	1,488,564
4.60%, 05/26/45	1,220	1,094,443
4.70%, 12/09/35	1,452	1,457,222
4.80%, 08/14/28	1,057	1,078,892
4.88%, 07/15/40(a)	360	351,813
4.88%, 12/09/45	3,075	2,858,953
4.95%, 08/14/33(a)	1,230	1,275,990
4.95%, 03/03/35	740	756,301
5.00%, 05/17/29	1,065	1,097,991
5.00%, 02/13/36	1,110	1,127,478
5.15%, 09/09/52(a)	1,395	1,320,568
5.20%, 05/17/34	555	580,242
5.45%, 08/14/53(a)	1,260	1,248,904
5.70%, 02/01/39(a)	761	811,870
6.30%, 10/15/37	2,067	2,315,612
6.30%, 03/01/38	1,055	1,180,813
O'Reilly Automotive Inc.
1.75%, 03/15/31	755	661,952
3.60%, 09/01/27	1,175	1,166,604
3.90%, 06/01/29	1,061	1,051,780
4.20%, 04/01/30	1,187	1,185,615
4.35%, 06/01/28(a)	1,037	1,045,534
4.70%, 06/15/32	1,125	1,138,123
5.00%, 08/19/34	805	815,847
Ross Stores Inc., 1.88%, 04/15/31	748	658,617
Starbucks Corp.
2.00%, 03/12/27	1,028	1,002,086
2.25%, 03/12/30	1,290	1,192,251
2.55%, 11/15/30	2,129	1,970,389
3.00%, 02/14/32(a)	1,490	1,378,935
3.35%, 03/12/50	927	648,436
3.50%, 03/01/28	1,664	1,647,126
3.50%, 11/15/50	2,037	1,456,371
3.55%, 08/15/29(a)	1,703	1,674,514
3.75%, 12/01/47	1,025	783,756
4.00%, 11/15/28	1,470	1,469,534
4.30%, 06/15/45(a)	905	773,020
4.45%, 08/15/49	1,747	1,475,354
4.50%, 05/15/28	620	626,303
4.50%, 11/15/48	1,719	1,462,970
4.80%, 05/15/30	450	460,202
4.80%, 02/15/33	755	769,287
4.85%, 02/08/27	575	579,928
4.90%, 02/15/31	1,060	1,094,565
5.00%, 02/15/34(a)	1,020	1,046,187
5.40%, 05/15/35(a)	780	815,650
Target Corp.
1.95%, 01/15/27(a)	1,480	1,450,144
2.35%, 02/15/30(a)	1,345	1,259,397
2.65%, 09/15/30(a)	1,170	1,098,779
2.95%, 01/15/52	1,355	881,345
3.38%, 04/15/29	1,809	1,777,647
Security	Par (000)	Value
Retail (continued)
3.63%, 04/15/46	$1,270	$985,797
3.90%, 11/15/47	1,052	840,299
4.00%, 07/01/42	1,802	1,541,185
4.35%, 06/15/28(a)	860	869,681
4.40%, 01/15/33	985	987,244
4.50%, 09/15/32(a)	1,805	1,827,154
4.50%, 09/15/34	1,365	1,353,133
4.80%, 01/15/53(a)	1,895	1,711,187
5.00%, 04/15/35(a)	1,425	1,451,600
5.25%, 02/15/36(a)	1,140	1,177,770
6.35%, 11/01/32	404	450,500
6.50%, 10/15/37	752	863,675
7.00%, 01/15/38	795	936,065
Tiffany & Co., 4.90%, 10/01/44(a)	580	561,229
TJX Companies Inc. (The)
1.15%, 05/15/28	1,110	1,040,414
1.60%, 05/15/31(a)	1,025	901,284
3.88%, 04/15/30	1,157	1,151,403
4.50%, 04/15/50(a)	506	443,553
Tractor Supply Co.
1.75%, 11/01/30	1,540	1,365,989
5.25%, 05/15/33(a)	1,165	1,213,786
Walmart Inc.
2.38%, 09/24/29(a)	194	184,538
2.50%, 09/22/41	1,610	1,177,136
2.65%, 09/22/51(a)	2,128	1,369,346
2.95%, 09/24/49	1,588	1,106,856
3.25%, 07/08/29	1,172	1,153,185
3.63%, 12/15/47	945	748,689
3.70%, 06/26/28(a)	2,202	2,207,626
3.90%, 04/15/28	1,490	1,499,378
3.95%, 06/28/38	1,045	986,193
4.00%, 04/15/30	1,033	1,044,761
4.00%, 04/11/43	1,080	949,077
4.05%, 06/29/48	2,815	2,394,751
4.10%, 04/28/27(a)	665	669,314
4.10%, 04/15/33(a)	2,535	2,544,314
4.15%, 09/09/32(a)	1,525	1,543,878
4.30%, 04/22/44	840	763,332
4.35%, 04/28/30	2,070	2,109,937
4.50%, 09/09/52(a)	1,696	1,525,380
4.50%, 04/15/53	2,950	2,661,246
4.88%, 07/08/40(a)	720	727,006
4.90%, 04/28/35	1,765	1,830,166
5.00%, 10/25/40(a)	330	339,358
5.25%, 09/01/35	2,215	2,365,754
5.63%, 04/01/40	1,040	1,124,469
5.63%, 04/15/41	875	941,434
5.88%, 04/05/27(a)	135	139,030
6.20%, 04/15/38	1,325	1,512,889
6.50%, 08/15/37	1,505	1,766,043
7.55%, 02/15/30(a)	1,070	1,226,273
		337,177,119
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/28, (1-day SOFR + 1.29%)(b)(d)	1,160	1,143,512
3.96%, 07/18/30, (3-mo. SOFR US + 2.12%)(a)(b)(d)	2,240	2,213,675
4.13%, 10/18/32, (5-year USD ICE Swap + 1.84%)(b)(d)	513	508,568
4.30%, 03/08/29(b)(d)	1,340	1,341,173

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Savings & Loans (continued)
4.35%, 09/30/30(b)	$1,050	$1,050,603
4.65%, 07/14/29, (1-day SOFR + 1.06%)(b)(d)	1,485	1,500,246
4.85%, 07/27/27(b)	1,400	1,419,073
5.13%, 07/29/29(b)	1,025	1,057,671
5.54%, 07/14/36, (1-day SOFR + 1.65%)(a)(b)(d)	620	643,377
		10,877,898
Semiconductors — 2.3%
Advanced Micro Devices Inc.
3.92%, 06/01/32	795	782,747
4.32%, 03/24/28	1,680	1,698,058
4.39%, 06/01/52(a)	755	647,979
Analog Devices Inc.
1.70%, 10/01/28	1,730	1,629,792
2.10%, 10/01/31	2,045	1,819,806
2.80%, 10/01/41	1,182	882,403
2.95%, 10/01/51	1,213	801,001
3.45%, 06/15/27	1,020	1,013,286
3.50%, 12/05/26	1,344	1,339,312
4.25%, 06/15/28	1,705	1,718,637
4.25%, 10/01/32	85	85,845
4.50%, 06/15/30	1,060	1,078,427
5.05%, 04/01/34	1,030	1,074,323
5.30%, 12/15/45(a)	1,020	1,009,852
5.30%, 04/01/54	855	841,210
Applied Materials Inc.
1.75%, 06/01/30	1,467	1,328,741
2.75%, 06/01/50(a)	1,367	896,361
3.30%, 04/01/27	1,892	1,880,086
4.00%, 01/15/31	625	623,434
4.35%, 04/01/47	770	677,803
4.60%, 01/15/36	220	218,402
4.80%, 06/15/29	1,965	2,018,460
5.10%, 10/01/35(a)	893	928,709
5.85%, 06/15/41	1,130	1,215,576
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	1,428	1,415,861
Broadcom Inc.
1.95%, 02/15/28(a)	1,482	1,421,077
2.45%, 02/15/31	4,595	4,223,900
2.60%, 02/15/33	2,965	2,635,883
3.14%, 11/15/35(b)	5,428	4,754,052
3.19%, 11/15/36(b)	5,120	4,421,602
3.42%, 04/15/33	4,710	4,413,772
3.47%, 04/15/34	5,368	4,952,066
3.50%, 02/15/41	5,154	4,283,128
3.75%, 02/15/51	2,987	2,319,432
4.00%, 04/15/29(b)	1,777	1,774,468
4.11%, 09/15/28	2,145	2,154,015
4.15%, 02/15/28	2,087	2,097,083
4.15%, 11/15/30	3,320	3,317,633
4.15%, 04/15/32(b)	2,250	2,221,043
4.20%, 10/15/30(a)	910	913,274
4.30%, 11/15/32	3,374	3,356,084
4.35%, 02/15/30	2,830	2,854,120
4.55%, 02/15/32	1,420	1,436,799
4.60%, 07/15/30	2,625	2,675,085
4.75%, 04/15/29	2,455	2,507,511
4.80%, 04/15/28	2,070	2,109,656
4.80%, 10/15/34	2,555	2,590,655
4.80%, 02/15/36	3,490	3,498,205
Security	Par (000)	Value
Semiconductors (continued)
4.90%, 07/15/32	$2,995	$3,081,695
4.90%, 02/15/38	2,665	2,659,997
4.93%, 05/15/37(b)	3,452	3,469,513
5.00%, 04/15/30(a)	1,605	1,659,911
5.05%, 07/12/27(a)	2,055	2,089,966
5.05%, 07/12/29	3,785	3,911,118
5.05%, 04/15/30	1,580	1,636,270
5.15%, 11/15/31	2,780	2,900,836
5.20%, 04/15/32	2,049	2,142,009
5.20%, 07/15/35	3,790	3,946,653
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	3,010	3,130,146
5.88%, 01/25/34(b)	2,635	2,731,679
5.90%, 01/25/30(b)	1,605	1,687,701
5.90%, 01/25/33(b)	1,625	1,716,217
6.10%, 01/25/36(b)	2,230	2,368,893
6.15%, 01/25/32(b)	915	977,797
6.20%, 01/25/37(b)	2,870	3,059,708
6.25%, 01/25/35(b)	2,505	2,682,145
6.30%, 01/25/39(a)(b)	1,840	1,975,737
6.40%, 01/25/38(b)	1,815	1,962,338
Intel Corp.
1.60%, 08/12/28	2,125	1,990,208
2.00%, 08/12/31	2,295	2,021,137
2.45%, 11/15/29	3,302	3,084,828
2.80%, 08/12/41	1,696	1,203,283
3.05%, 08/12/51(a)	2,370	1,497,715
3.10%, 02/15/60	1,648	969,934
3.15%, 05/11/27	1,659	1,636,794
3.20%, 08/12/61	1,600	947,891
3.25%, 11/15/49	3,919	2,579,147
3.73%, 12/08/47	3,514	2,569,586
3.75%, 03/25/27	1,617	1,609,319
3.75%, 08/05/27	2,065	2,050,644
3.90%, 03/25/30	2,836	2,787,136
4.00%, 08/05/29	1,772	1,755,756
4.00%, 12/15/32	1,183	1,134,828
4.10%, 05/19/46	1,926	1,509,838
4.10%, 05/11/47	1,962	1,518,873
4.15%, 08/05/32(a)	2,030	1,971,781
4.25%, 12/15/42	1,243	1,026,193
4.60%, 03/25/40	1,413	1,280,315
4.75%, 03/25/50(a)	3,610	3,042,421
4.80%, 10/01/41	1,615	1,457,226
4.88%, 02/10/28	2,930	2,974,872
4.90%, 07/29/45	1,631	1,433,885
4.90%, 08/05/52	2,960	2,524,176
4.95%, 03/25/60	1,541	1,296,037
5.00%, 02/21/31	935	961,677
5.05%, 08/05/62	1,825	1,532,917
5.13%, 02/10/30	2,560	2,634,696
5.15%, 02/21/34(a)	1,365	1,389,403
5.20%, 02/10/33(a)	3,960	4,063,215
5.60%, 02/21/54(a)	2,170	2,068,777
5.63%, 02/10/43	1,630	1,603,385
5.70%, 02/10/53	3,585	3,436,585
5.90%, 02/10/63	1,255	1,212,540
KLA Corp.
3.30%, 03/01/50	779	554,609
4.10%, 03/15/29	1,648	1,653,654
4.65%, 07/15/32	1,900	1,941,220

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.70%, 02/01/34	$740	$748,540
4.95%, 07/15/52	2,483	2,306,405
5.00%, 03/15/49	702	657,705
5.25%, 07/15/62	1,360	1,302,776
5.65%, 11/01/34(a)	578	625,640
Lam Research Corp.
1.90%, 06/15/30	1,633	1,486,867
2.88%, 06/15/50(a)	523	348,044
3.13%, 06/15/60	906	580,916
4.00%, 03/15/29	1,799	1,801,706
4.88%, 03/15/49	1,380	1,287,362
Marvell Technology Inc.
2.45%, 04/15/28	1,525	1,467,447
2.95%, 04/15/31	1,570	1,456,975
4.75%, 07/15/30	1,015	1,030,085
4.88%, 06/22/28	1,128	1,147,758
5.45%, 07/15/35(a)	805	831,902
5.75%, 02/15/29	1,115	1,165,265
5.95%, 09/15/33	635	680,910
Microchip Technology Inc.
4.90%, 03/15/28	1,530	1,551,794
5.05%, 03/15/29	1,055	1,076,917
5.05%, 02/15/30	1,245	1,272,185
Micron Technology Inc.
2.70%, 04/15/32	2,418	2,168,190
3.37%, 11/01/41	309	238,953
3.48%, 11/01/51(a)	1,085	770,731
4.66%, 02/15/30	1,293	1,309,531
5.30%, 01/15/31	1,030	1,067,752
5.33%, 02/06/29(a)	1,428	1,473,125
5.65%, 11/01/32	795	836,761
5.80%, 01/15/35	1,460	1,544,582
5.88%, 02/09/33	1,391	1,481,551
5.88%, 09/15/33	1,140	1,217,494
6.05%, 11/01/35	2,185	2,344,948
NVIDIA Corp.
1.55%, 06/15/28	2,350	2,230,955
2.00%, 06/15/31	2,295	2,074,669
2.85%, 04/01/30	2,595	2,487,364
3.50%, 04/01/40	1,992	1,715,072
3.50%, 04/01/50(a)	2,839	2,165,407
3.70%, 04/01/60	964	734,577
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	1,178	1,219,913
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	1,588	1,437,947
2.65%, 02/15/32	1,588	1,421,776
3.13%, 02/15/42	960	709,827
3.15%, 05/01/27	942	928,637
3.25%, 05/11/41	1,760	1,345,417
3.25%, 11/30/51(a)	965	649,047
3.40%, 05/01/30	1,828	1,762,891
4.30%, 08/19/28	1,065	1,068,106
4.30%, 06/18/29	2,094	2,096,956
4.40%, 06/01/27	949	952,767
4.85%, 08/19/32	1,193	1,203,612
5.00%, 01/15/33	1,279	1,301,391
5.25%, 08/19/35	975	991,543
Qorvo Inc.
3.38%, 04/01/31(a)(b)	1,457	1,338,719
4.38%, 10/15/29	1,580	1,558,655
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM Inc.
1.30%, 05/20/28	$2,342	$2,204,364
1.65%, 05/20/32(a)	2,066	1,771,797
2.15%, 05/20/30	2,360	2,176,909
3.25%, 05/20/27(a)	3,564	3,537,917
3.25%, 05/20/50	759	535,493
4.25%, 05/20/32(a)	915	918,732
4.30%, 05/20/47	2,950	2,525,369
4.50%, 05/20/30(a)	870	885,646
4.50%, 05/20/52	1,551	1,339,600
4.65%, 05/20/35(a)	882	891,302
4.75%, 05/20/32	1,090	1,120,562
4.80%, 05/20/45	2,760	2,573,033
5.00%, 05/20/35(a)	1,315	1,356,582
5.40%, 05/20/33	1,880	2,003,478
6.00%, 05/20/53	1,980	2,124,887
SK Hynix Inc.
2.38%, 01/19/31(a)(b)	1,715	1,558,080
5.50%, 01/16/27(b)	620	628,899
5.50%, 01/16/29(b)	1,015	1,050,969
6.38%, 01/17/28(a)(b)	1,002	1,045,834
6.50%, 01/17/33(a)(b)	885	979,478
Skyworks Solutions Inc., 3.00%, 06/01/31	997	903,071
Texas Instruments Inc.
1.75%, 05/04/30	1,305	1,188,044
1.90%, 09/15/31(a)	985	877,291
2.25%, 09/04/29(a)	1,370	1,291,988
2.70%, 09/15/51(a)	735	461,780
2.90%, 11/03/27	1,299	1,282,240
3.65%, 08/16/32(a)	790	761,971
3.88%, 03/15/39	1,292	1,165,870
4.10%, 08/16/52	695	566,966
4.15%, 05/15/48	2,939	2,469,674
4.50%, 05/23/30	1,065	1,086,933
4.60%, 02/08/27	761	767,180
4.60%, 02/15/28	1,250	1,270,181
4.60%, 02/08/29	1,205	1,232,602
4.85%, 02/08/34(a)	895	924,713
4.90%, 03/14/33	1,486	1,539,058
5.00%, 03/14/53	1,230	1,152,153
5.05%, 05/18/63	2,607	2,397,397
5.10%, 05/23/35(a)	795	823,627
5.15%, 02/08/54(a)	715	687,334
TSMC Arizona Corp.
2.50%, 10/25/31	2,245	2,058,036
3.13%, 10/25/41	1,495	1,228,948
3.25%, 10/25/51(a)	2,320	1,797,470
3.88%, 04/22/27	1,580	1,579,207
4.13%, 04/22/29	795	799,936
4.25%, 04/22/32	1,115	1,124,701
4.50%, 04/22/52(a)	1,375	1,318,187
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,540	1,461,421
1.38%, 09/28/30(a)(b)	2,076	1,835,935
1.75%, 04/23/28(b)	2,155	2,047,546
2.25%, 04/23/31(a)(b)	2,590	2,357,456
4.38%, 07/22/27(b)	270	271,697
4.63%, 07/22/32(a)(b)	455	469,806
Xilinx Inc., 2.38%, 06/01/30	1,463	1,361,384
		357,740,283

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	$1,565	$1,479,320
3.48%, 12/01/27	282	278,360
4.20%, 05/01/30	1,047	1,037,211
5.35%, 01/15/30	1,075	1,114,168
5.75%, 01/15/35	965	1,023,364
		4,932,423
Software — 2.2%
Adobe Inc.
2.15%, 02/01/27	1,370	1,345,585
2.30%, 02/01/30	2,528	2,370,645
4.75%, 01/17/28	879	897,271
4.80%, 04/04/29	1,557	1,600,968
4.85%, 04/04/27	845	856,735
4.95%, 01/17/30	550	569,586
4.95%, 04/04/34	1,325	1,377,701
5.30%, 01/17/35	815	863,152
Atlassian Corp.
5.25%, 05/15/29	865	887,827
5.50%, 05/15/34	955	991,524
Autodesk Inc.
2.40%, 12/15/31	1,720	1,538,183
2.85%, 01/15/30	1,423	1,348,088
3.50%, 06/15/27	1,159	1,151,142
5.30%, 06/15/35	830	857,804
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	1,751	1,594,573
2.90%, 12/01/29	1,736	1,648,046
Cadence Design Systems Inc.
4.20%, 09/10/27	965	968,897
4.30%, 09/10/29	1,295	1,301,565
4.70%, 09/10/34	1,150	1,157,136
Concentrix Corp.
6.60%, 08/02/28(a)	1,610	1,661,668
6.85%, 08/02/33(a)	995	992,520
Constellation Software Inc., 5.16%, 02/16/29(b)	655	669,946
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	660	669,673
Electronic Arts Inc.
1.85%, 02/15/31	1,316	1,274,560
2.95%, 02/15/51(a)	1,072	1,006,856
Fidelity National Information Services Inc.
1.65%, 03/01/28	2,302	2,177,438
2.25%, 03/01/31(a)	1,256	1,122,972
3.10%, 03/01/41	1,350	1,013,869
3.75%, 05/21/29	840	823,101
4.50%, 08/15/46	570	484,164
5.10%, 07/15/32(a)	1,125	1,152,994
5.63%, 07/15/52(a)	340	336,003
Series 30Y, 4.75%, 05/15/48	732	635,822
Fiserv Inc.
2.25%, 06/01/27	1,663	1,613,447
2.65%, 06/01/30	1,923	1,768,744
3.50%, 07/01/29	5,055	4,890,916
4.20%, 10/01/28	1,695	1,688,662
4.40%, 07/01/49	3,575	2,848,418
4.55%, 02/15/31	555	550,861
4.75%, 03/15/30	1,455	1,463,703
5.15%, 03/15/27	1,025	1,034,363
5.15%, 08/12/34(a)	1,485	1,477,968
5.25%, 08/11/35(a)	1,280	1,284,243
Security	Par (000)	Value
Software (continued)
5.35%, 03/15/31	$1,140	$1,171,094
5.38%, 08/21/28	1,455	1,491,840
5.45%, 03/02/28	2,055	2,102,160
5.45%, 03/15/34	1,155	1,175,109
5.60%, 03/02/33(a)	1,320	1,364,496
5.63%, 08/21/33	2,200	2,274,507
Intuit Inc.
1.35%, 07/15/27	1,209	1,163,070
1.65%, 07/15/30	860	773,061
5.13%, 09/15/28	2,077	2,144,398
5.20%, 09/15/33	2,140	2,247,531
5.50%, 09/15/53	2,205	2,216,927
Microsoft Corp.
1.35%, 09/15/30(a)	904	811,624
2.50%, 09/15/50	2,578	1,619,585
2.53%, 06/01/50	10,644	6,728,665
2.68%, 06/01/60(a)	5,982	3,563,352
2.92%, 03/17/52(a)	9,834	6,685,097
3.04%, 03/17/62(a)	3,481	2,255,678
3.30%, 02/06/27	5,815	5,794,416
3.40%, 06/15/27(a)	1,013	1,010,307
3.45%, 08/08/36	2,896	2,683,999
3.50%, 02/12/35(a)	477	454,758
3.50%, 11/15/42	825	684,915
3.70%, 08/08/46	2,850	2,346,618
3.75%, 02/12/45(a)	975	829,977
3.95%, 08/08/56	745	603,584
4.00%, 02/12/55(a)	940	774,018
4.10%, 02/06/37	1,408	1,384,736
4.20%, 11/03/35(a)	546	552,690
4.25%, 02/06/47(a)	1,720	1,568,011
4.45%, 11/03/45(a)	1,771	1,680,641
4.50%, 10/01/40(a)	896	884,767
4.50%, 06/15/47	752	690,129
4.50%, 02/06/57(a)	950	869,573
4.75%, 11/03/55(a)	685	643,241
5.20%, 06/01/39	960	1,024,459
5.30%, 02/08/41	1,012	1,081,182
MSCI Inc.
3.25%, 08/15/33(b)	1,155	1,038,717
3.63%, 09/01/30(a)(b)	1,750	1,674,545
3.63%, 11/01/31(b)	1,310	1,236,441
3.88%, 02/15/31(b)	1,280	1,228,555
4.00%, 11/15/29(b)	2,090	2,050,902
5.15%, 03/15/36	575	574,299
5.25%, 09/01/35	1,705	1,724,063
Open Text Corp., 6.90%, 12/01/27(a)(b)	1,386	1,437,796
Oracle Corp.
2.30%, 03/25/28	4,264	4,067,657
2.80%, 04/01/27	3,680	3,607,826
2.88%, 03/25/31	5,692	5,161,113
2.95%, 04/01/30	5,914	5,501,015
3.25%, 11/15/27	4,990	4,886,146
3.25%, 05/15/30	1,135	1,066,670
3.60%, 04/01/40	5,034	3,882,692
3.60%, 04/01/50	7,426	4,912,215
3.65%, 03/25/41	3,809	2,897,973
3.80%, 11/15/37	3,266	2,716,387
3.85%, 07/15/36	2,498	2,151,036
3.85%, 04/01/60	4,931	3,216,818
3.90%, 05/15/35	2,316	2,047,135

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.95%, 03/25/51	$5,796	$4,033,359
4.00%, 07/15/46	5,072	3,703,311
4.00%, 11/15/47	4,122	2,996,277
4.10%, 03/25/61(a)	3,075	2,076,498
4.13%, 05/15/45	3,431	2,587,574
4.20%, 09/27/29(a)	1,885	1,860,035
4.30%, 07/08/34	3,534	3,267,134
4.38%, 05/15/55	2,094	1,533,781
4.45%, 09/26/30	3,470	3,419,243
4.50%, 05/06/28	1,050	1,052,039
4.50%, 07/08/44	2,051	1,646,120
4.65%, 05/06/30(a)	1,635	1,630,163
4.70%, 09/27/34	2,720	2,576,688
4.80%, 08/03/28	2,604	2,629,526
4.80%, 09/26/32	4,235	4,163,446
4.90%, 02/06/33	3,030	2,962,873
5.20%, 09/26/35	6,890	6,751,444
5.25%, 02/03/32	2,510	2,533,653
5.38%, 07/15/40	3,777	3,525,542
5.38%, 09/27/54	2,215	1,892,043
5.50%, 08/03/35	3,315	3,321,376
5.50%, 09/27/64	2,105	1,772,198
5.55%, 02/06/53	3,925	3,437,232
5.88%, 09/26/45	5,420	5,110,606
5.95%, 09/26/55	2,680	2,511,257
6.00%, 08/03/55	3,249	3,018,617
6.10%, 09/26/65	3,920	3,650,577
6.13%, 07/08/39	2,334	2,357,415
6.13%, 08/03/65	1,765	1,646,514
6.15%, 11/09/29	2,635	2,766,933
6.25%, 11/09/32(a)	4,030	4,276,838
6.50%, 04/15/38	1,350	1,413,004
6.90%, 11/09/52	4,930	5,120,547
Paychex Inc.
5.10%, 04/15/30	2,790	2,867,217
5.35%, 04/15/32	2,730	2,839,139
5.60%, 04/15/35	1,335	1,402,415
Roper Technologies Inc.
1.40%, 09/15/27	1,522	1,453,894
1.75%, 02/15/31	2,396	2,101,389
2.00%, 06/30/30	1,222	1,104,711
2.95%, 09/15/29	1,234	1,180,490
3.80%, 12/15/26	1,200	1,197,063
4.20%, 09/15/28	1,758	1,763,135
4.25%, 09/15/28	940	944,418
4.45%, 09/15/30	995	1,000,555
4.50%, 10/15/29	925	934,861
4.75%, 02/15/32	880	892,515
4.90%, 10/15/34	1,745	1,752,418
5.10%, 09/15/35(a)	825	837,357
Salesforce Inc.
1.50%, 07/15/28(a)	2,196	2,075,786
1.95%, 07/15/31	2,520	2,252,044
2.70%, 07/15/41	2,198	1,615,146
2.90%, 07/15/51	3,563	2,312,770
3.05%, 07/15/61	1,955	1,204,247
3.70%, 04/11/28	2,347	2,345,982
ServiceNow Inc., 1.40%, 09/01/30	2,643	2,331,753
Synopsys Inc.
4.55%, 04/01/27	1,980	1,993,811
4.65%, 04/01/28	1,585	1,606,192
Security	Par (000)	Value
Software (continued)
4.85%, 04/01/30	$3,895	$3,979,031
5.00%, 04/01/32	2,205	2,262,187
5.15%, 04/01/35	3,685	3,767,075
5.70%, 04/01/55	3,615	3,623,794
Take-Two Interactive Software Inc.
3.70%, 04/14/27	1,225	1,218,566
4.00%, 04/14/32	520	505,961
4.95%, 03/28/28	2,430	2,474,533
5.40%, 06/12/29	825	854,996
5.60%, 06/12/34	240	251,954
VMware LLC
1.80%, 08/15/28	1,653	1,559,960
2.20%, 08/15/31	2,635	2,347,048
3.90%, 08/21/27(a)	1,601	1,598,289
4.70%, 05/15/30	1,600	1,626,887
Workday Inc.
3.50%, 04/01/27	1,642	1,630,307
3.70%, 04/01/29	1,445	1,426,489
3.80%, 04/01/32	2,270	2,178,723
		346,958,526
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30	1,655	1,561,399
3.63%, 04/22/29	1,835	1,801,582
4.38%, 07/16/42	2,140	1,885,162
4.38%, 04/22/49(a)	1,137	970,313
4.70%, 07/21/32	1,420	1,435,704
5.00%, 01/20/33	155	158,548
6.13%, 11/15/37	625	679,151
6.13%, 03/30/40	3,760	4,070,617
6.38%, 03/01/35	1,775	1,966,593
AT&T Inc.
1.65%, 02/01/28	4,513	4,291,851
2.25%, 02/01/32	4,190	3,695,293
2.30%, 06/01/27	4,252	4,144,053
2.55%, 12/01/33	7,004	6,009,369
2.75%, 06/01/31	5,007	4,614,234
3.10%, 02/01/43	1,063	791,518
3.30%, 02/01/52	1,635	1,088,915
3.50%, 06/01/41	4,074	3,249,116
3.50%, 09/15/53	12,773	8,787,914
3.50%, 02/01/61	1,130	739,233
3.55%, 09/15/55	12,570	8,614,291
3.65%, 06/01/51	5,189	3,728,049
3.65%, 09/15/59	10,254	6,990,455
3.80%, 02/15/27(a)	1,263	1,259,097
3.80%, 12/01/57	9,593	6,814,707
3.85%, 06/01/60	2,120	1,500,333
4.10%, 02/15/28	3,010	3,011,811
4.25%, 03/01/27(a)	2,222	2,226,341
4.30%, 02/15/30	6,040	6,073,749
4.30%, 12/15/42	2,208	1,900,555
4.35%, 03/01/29	5,665	5,697,335
4.35%, 06/15/45	1,815	1,528,864
4.50%, 05/15/35	4,470	4,342,191
4.50%, 03/09/48	2,990	2,520,981
4.55%, 11/01/32	1,475	1,477,695
4.55%, 03/09/49	1,590	1,344,375
4.65%, 06/01/44	811	714,348
4.70%, 08/15/30(a)	2,315	2,360,232
4.75%, 05/15/46	3,165	2,813,386

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.80%, 06/15/44	$1,147	$1,030,756
4.85%, 03/01/39	1,634	1,573,282
4.85%, 07/15/45(a)	775	699,272
4.90%, 11/01/35	2,065	2,058,112
4.90%, 08/15/37(a)	1,261	1,242,179
5.15%, 03/15/42	666	641,847
5.15%, 11/15/46	1,405	1,312,917
5.15%, 02/15/50	1,123	1,034,948
5.25%, 03/01/37	2,015	2,060,692
5.35%, 09/01/40	1,061	1,064,757
5.38%, 08/15/35(a)	2,365	2,447,274
5.40%, 02/15/34	4,814	5,027,828
5.45%, 03/01/47(a)	1,188	1,147,345
5.55%, 08/15/41	983	992,017
5.55%, 11/01/45	2,250	2,210,637
5.65%, 02/15/47(a)	1,065	1,094,920
5.70%, 11/01/54	2,495	2,449,022
5.70%, 03/01/57(a)	713	702,604
6.00%, 08/15/40	1,093	1,153,339
6.05%, 08/15/56	2,400	2,474,991
6.15%, 09/15/34	605	647,391
6.25%, 03/29/41(a)	505	533,858
6.30%, 01/15/38	1,000	1,096,577
6.38%, 03/01/41	738	803,733
6.55%, 02/15/39	692	774,038
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	897	646,089
4.30%, 07/29/49	304	244,192
4.46%, 04/01/48	2,113	1,763,506
5.10%, 05/11/33(a)	1,715	1,750,728
5.20%, 02/15/34(a)	1,280	1,305,229
5.55%, 02/15/54(a)	1,365	1,320,994
Series US-4, 3.65%, 03/17/51	911	658,901
Series US-5, 2.15%, 02/15/32(a)	1,100	955,032
Bharti Airtel Ltd., 3.25%, 06/03/31(b)	555	523,343
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	1,897	1,823,947
4.25%, 11/08/49(b)	835	681,838
5.13%, 12/04/28	2,100	2,156,382
9.63%, 12/15/30	4,459	5,484,198
Cisco Systems Inc.
4.55%, 02/24/28	1,830	1,860,796
4.75%, 02/24/30	2,175	2,238,155
4.80%, 02/26/27	2,585	2,615,430
4.85%, 02/26/29	4,225	4,342,007
4.95%, 02/26/31	4,645	4,832,137
4.95%, 02/24/32	1,605	1,667,495
5.05%, 02/26/34	3,410	3,538,842
5.10%, 02/24/35	2,100	2,180,478
5.30%, 02/26/54	3,690	3,616,294
5.35%, 02/26/64	1,920	1,866,845
5.50%, 01/15/40	3,375	3,560,529
5.50%, 02/24/55	845	853,298
5.90%, 02/15/39	3,706	4,045,423
Corning Inc.
3.90%, 11/15/49	851	671,688
4.38%, 11/15/57	1,290	1,062,380
4.70%, 03/15/37	955	936,447
4.75%, 03/15/42	710	659,820
5.35%, 11/15/48	1,041	1,024,555
5.45%, 11/15/79	1,736	1,605,406
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 08/15/40(a)	$761	$798,542
5.85%, 11/15/68	473	470,291
7.25%, 08/15/36(a)	507	519,018
Deutsche Telekom AG, 3.63%, 01/21/50(a)(b)	2,097	1,544,602
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	1,278	1,272,358
4.38%, 06/21/28(b)	2,510	2,525,763
4.75%, 06/21/38(b)	1,016	990,337
4.88%, 03/06/42(b)	1,583	1,477,570
8.75%, 06/15/30(g)	5,864	6,889,213
9.25%, 06/01/32	1,261	1,579,791
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	860	764,345
Juniper Networks Inc.
2.00%, 12/10/30	1,078	953,819
3.75%, 08/15/29	1,069	1,044,898
5.95%, 03/15/41(a)	716	721,563
Koninklijke KPN NV, 8.38%, 10/01/30	948	1,113,067
KT Corp.
4.13%, 02/02/28(b)	160	160,120
4.38%, 01/03/29(b)	110	111,062
Motorola Solutions Inc.
2.30%, 11/15/30	1,619	1,468,518
2.75%, 05/24/31	1,640	1,501,371
4.60%, 02/23/28(a)	1,432	1,446,833
4.60%, 05/23/29	1,449	1,467,122
4.85%, 08/15/30(a)	755	770,792
5.00%, 04/15/29	820	840,760
5.20%, 08/15/32	825	852,259
5.40%, 04/15/34	1,360	1,406,985
5.50%, 09/01/44	909	894,886
5.55%, 08/15/35	1,045	1,089,909
5.60%, 06/01/32	1,105	1,164,510
NBN Co. Ltd.
1.63%, 01/08/27(a)(b)	1,674	1,631,554
2.50%, 01/08/32(a)(b)	1,470	1,320,566
2.63%, 05/05/31(a)(b)	2,304	2,122,041
4.00%, 10/01/27(b)	1,330	1,326,660
4.15%, 09/16/30(b)	800	799,395
4.25%, 10/01/29(a)(b)	1,120	1,124,764
5.75%, 10/06/28(b)	1,665	1,741,063
Nokia OYJ
4.38%, 06/12/27	1,060	1,062,170
6.63%, 05/15/39(a)	760	816,182
NTT Finance Corp.
1.59%, 04/03/28(b)	2,780	2,625,943
2.07%, 04/03/31(b)	742	659,062
4.37%, 07/27/27(a)(b)	770	773,695
4.57%, 07/16/27(b)	1,765	1,778,308
4.62%, 07/16/28(a)(b)	1,645	1,667,951
4.88%, 07/16/30(b)	3,930	4,014,954
5.10%, 07/02/27(a)(b)	1,325	1,345,907
5.11%, 07/02/29(a)(b)	1,600	1,647,753
5.14%, 07/02/31(a)(b)	1,945	2,007,917
5.17%, 07/16/32(b)	2,800	2,887,362
5.50%, 07/16/35(a)(b)	3,835	4,007,390
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,295	1,195,495
3.88%, 01/31/28(a)(b)	1,018	1,014,413
4.50%, 01/31/43(a)(b)	925	854,145
4.63%, 10/10/34(b)	460	462,360

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$1,766	$1,752,223
5.50%, 02/06/44	1,055	1,049,314
9.00%, 03/01/31	4,188	5,063,527
Rogers Communications Inc.
3.20%, 03/15/27	2,231	2,201,554
3.70%, 11/15/49	1,404	1,028,363
3.80%, 03/15/32	3,691	3,491,492
4.30%, 02/15/48(a)	1,322	1,073,960
4.50%, 03/15/42	1,448	1,253,673
4.50%, 03/15/43(a)	1,008	860,533
4.55%, 03/15/52	3,820	3,103,265
5.00%, 02/15/29	2,578	2,629,157
5.00%, 03/15/44	308	279,921
5.30%, 02/15/34	1,895	1,921,278
5.45%, 10/01/43	856	818,528
7.50%, 08/15/38	795	928,936
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,477	1,467,850
SES AMERICOM, Inc., 5.30%, 03/25/44(b)	939	719,988
SES SA, 5.30%, 04/04/43(b)	540	408,654
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	125	129,874
SoftBank Corp.
4.70%, 07/09/30(b)	695	699,020
5.33%, 07/09/35(b)	635	640,979
Sprint Capital Corp.
6.88%, 11/15/28	3,875	4,173,628
8.75%, 03/15/32	3,525	4,290,547
Telefonica Emisiones SA
4.10%, 03/08/27	2,073	2,070,374
4.67%, 03/06/38(a)	550	506,774
4.90%, 03/06/48	2,096	1,785,492
5.21%, 03/08/47	4,637	4,139,665
5.52%, 03/01/49	1,523	1,406,806
7.05%, 06/20/36	3,507	3,952,375
Telefonica Europe BV, 8.25%, 09/15/30	2,340	2,692,415
TELUS Corp.
2.80%, 02/16/27	982	966,187
3.40%, 05/13/32	996	920,867
3.70%, 09/15/27	1,147	1,138,432
4.60%, 11/16/48(a)	1,000	860,762
T-Mobile USA Inc.
2.05%, 02/15/28	3,089	2,959,744
2.25%, 11/15/31	1,642	1,459,300
2.40%, 03/15/29	1,875	1,776,124
2.55%, 02/15/31	5,712	5,233,156
2.63%, 02/15/29	2,387	2,277,326
2.70%, 03/15/32	1,625	1,466,155
2.88%, 02/15/31	2,195	2,044,413
3.00%, 02/15/41	4,371	3,297,675
3.30%, 02/15/51	5,162	3,527,065
3.38%, 04/15/29	3,356	3,271,087
3.40%, 10/15/52	4,960	3,410,734
3.50%, 04/15/31	3,965	3,800,241
3.60%, 11/15/60	2,081	1,419,527
3.75%, 04/15/27	6,334	6,305,118
3.88%, 04/15/30	12,292	12,108,079
4.20%, 10/01/29	1,185	1,189,028
4.38%, 04/15/40	3,391	3,090,411
4.50%, 04/15/50	5,044	4,246,065
4.63%, 01/15/33	1,080	1,081,114
4.70%, 01/15/35	1,570	1,557,364
Security	Par (000)	Value
Telecommunications (continued)
4.75%, 02/01/28(a)	$2,975	$2,977,052
4.80%, 07/15/28	1,915	1,949,511
4.85%, 01/15/29	1,915	1,957,979
4.95%, 03/15/28	2,005	2,043,535
4.95%, 11/15/35	1,550	1,558,309
5.05%, 07/15/33	4,500	4,620,200
5.13%, 05/15/32	1,345	1,392,399
5.15%, 04/15/34	1,981	2,038,743
5.20%, 01/15/33	2,290	2,375,512
5.25%, 06/15/55(a)	1,725	1,605,334
5.30%, 05/15/35(a)	1,545	1,597,548
5.50%, 01/15/55	1,223	1,182,109
5.65%, 01/15/53	3,051	3,019,739
5.70%, 01/15/56	2,300	2,290,738
5.75%, 01/15/34(a)	2,245	2,394,965
5.75%, 01/15/54	2,242	2,245,015
5.80%, 09/15/62(a)	995	1,004,806
5.88%, 11/15/55	2,150	2,190,647
6.00%, 06/15/54	950	987,019
6.70%, 12/15/33	140	157,941
Verizon Communications Inc.
1.50%, 09/18/30	1,912	1,684,617
1.68%, 10/30/30	1,843	1,633,579
1.75%, 01/20/31	4,452	3,927,260
2.10%, 03/22/28	4,218	4,044,528
2.36%, 03/15/32	7,260	6,416,657
2.55%, 03/21/31	6,363	5,821,824
2.65%, 11/20/40	5,302	3,849,998
2.85%, 09/03/41	1,745	1,274,822
2.88%, 11/20/50(a)	3,778	2,390,952
2.99%, 10/30/56(a)	4,876	2,978,948
3.00%, 03/22/27(a)	1,106	1,102,022
3.00%, 11/20/60(a)	3,188	1,906,648
3.15%, 03/22/30(a)	2,268	2,175,465
3.40%, 03/22/41	5,033	3,984,600
3.55%, 03/22/51	6,140	4,457,597
3.70%, 03/22/61(a)	5,442	3,783,634
3.85%, 11/01/42	1,289	1,045,285
3.88%, 02/08/29	1,663	1,655,055
3.88%, 03/01/52(a)	1,727	1,310,658
4.00%, 03/22/50	1,970	1,532,169
4.02%, 12/03/29	5,740	5,697,556
4.13%, 08/15/46	842	687,021
4.27%, 01/15/36	2,590	2,445,336
4.33%, 09/21/28(a)	5,768	5,815,482
4.40%, 11/01/34	3,135	3,044,956
4.50%, 08/10/33	3,577	3,546,736
4.52%, 09/15/48(a)	2,185	1,868,450
4.67%, 03/15/55	1,240	1,055,996
4.75%, 01/15/33	1,625	1,634,882
4.75%, 11/01/41	1,055	970,554
4.78%, 02/15/35	2,285	2,266,811
4.81%, 03/15/39	2,105	2,024,226
4.86%, 08/21/46	4,180	3,779,130
5.00%, 01/15/36	4,980	4,986,492
5.01%, 04/15/49(a)	1,055	965,792
5.01%, 08/21/54	1,335	1,203,850
5.05%, 05/09/33(a)	1,930	1,991,476
5.25%, 04/02/35(a)	3,375	3,460,416
5.25%, 03/16/37	2,018	2,053,208
5.40%, 07/02/37(a)(b)	3,703	3,788,032

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.50%, 03/16/47	$995	$975,506
5.50%, 02/23/54(a)	2,255	2,203,557
5.75%, 11/30/45	3,350	3,379,008
5.85%, 09/15/35(a)	2,060	2,211,118
5.88%, 11/30/55	1,740	1,756,178
6.00%, 11/30/65	2,235	2,260,348
6.40%, 09/15/33	780	864,435
6.55%, 09/15/43	1,530	1,699,733
7.75%, 12/01/30	410	472,050
Vodafone Group PLC
4.25%, 09/17/50	1,443	1,144,860
4.38%, 05/30/28(a)	660	670,720
4.38%, 02/19/43	1,075	928,771
4.88%, 06/19/49	2,297	2,026,562
5.00%, 05/30/38	947	940,354
5.13%, 06/19/59	20	18,034
5.25%, 05/30/48	2,086	1,960,880
5.63%, 02/10/53(a)	1,640	1,593,592
5.75%, 06/28/54	3,165	3,121,418
5.75%, 02/10/63	595	573,018
5.88%, 06/28/64	1,850	1,828,491
6.15%, 02/27/37	1,915	2,099,378
6.25%, 11/30/32	1,976	2,157,201
7.88%, 02/15/30	1,688	1,932,698
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)(b)	1,335	1,232,770
3.38%, 04/29/30(b)	465	447,967
4.10%, 07/14/51(b)	690	563,387
		605,213,448
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	252	249,090
3.90%, 11/19/29	1,590	1,561,616
5.10%, 05/15/44	807	720,655
6.05%, 05/14/34	305	323,462
6.35%, 03/15/40	1,029	1,088,407
Mattel Inc.
3.75%, 04/01/29(b)	1,777	1,734,261
5.00%, 11/17/30	500	504,490
5.45%, 11/01/41(a)	655	627,087
5.88%, 12/15/27(b)	1,327	1,327,877
6.20%, 10/01/40	495	499,345
		8,636,290
Transportation — 1.7%
AP Moller - Maersk A/S
4.50%, 06/20/29(b)	1,734	1,755,653
5.88%, 09/14/33(a)(b)	1,555	1,663,539
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	660	424,203
3.05%, 02/15/51	1,356	917,795
3.25%, 06/15/27	303	300,847
3.30%, 09/15/51	1,747	1,235,296
3.55%, 02/15/50	1,539	1,151,254
3.90%, 08/01/46	1,574	1,280,173
4.05%, 06/15/48	1,601	1,319,223
4.13%, 06/15/47	1,190	996,097
4.15%, 04/01/45	1,492	1,274,830
4.15%, 12/15/48	1,654	1,383,850
4.38%, 09/01/42	1,167	1,053,523
4.40%, 03/15/42	990	898,913
Security	Par (000)	Value
Transportation (continued)
4.45%, 03/15/43	$1,272	$1,149,298
4.45%, 01/15/53	1,865	1,603,868
4.55%, 09/01/44	1,310	1,186,116
4.70%, 09/01/45	1,182	1,083,402
4.90%, 04/01/44	1,597	1,527,718
4.95%, 09/15/41	745	726,201
5.05%, 03/01/41(a)	965	955,700
5.15%, 09/01/43	1,277	1,256,923
5.20%, 04/15/54	2,455	2,364,005
5.40%, 06/01/41	1,012	1,036,017
5.50%, 03/15/55	2,250	2,259,655
5.75%, 05/01/40	745	797,196
5.80%, 03/15/56	1,625	1,701,248
6.15%, 05/01/37	1,197	1,347,149
6.20%, 08/15/36	654	737,385
7.95%, 08/15/30	560	652,732
Canadian National Railway Co.
2.45%, 05/01/50	502	302,129
3.20%, 08/02/46(a)	1,470	1,079,086
3.50%, 11/15/42	250	197,596
3.65%, 02/03/48	1,229	953,716
3.85%, 08/05/32	1,332	1,293,758
4.20%, 03/12/31	450	451,291
4.38%, 09/18/34(a)	1,140	1,126,432
4.40%, 08/05/52(a)	1,110	953,061
4.45%, 01/20/49	661	578,545
4.50%, 11/07/43	405	355,061
4.75%, 11/12/35(a)	450	453,659
5.85%, 11/01/33(a)	615	674,036
6.13%, 11/01/53	685	751,765
6.20%, 06/01/36	620	696,130
6.25%, 08/01/34	931	1,038,622
6.38%, 11/15/37	835	944,728
6.71%, 07/15/36	565	643,811
6.90%, 07/15/28(a)	1,260	1,354,271
Canadian Pacific Railway Co.
1.75%, 12/02/26	549	536,956
2.05%, 03/05/30	1,562	1,434,188
2.45%, 12/02/31	1,520	1,366,615
2.88%, 11/15/29	1,427	1,362,745
3.00%, 12/02/41	1,655	1,250,631
3.10%, 12/02/51	2,875	1,940,301
3.50%, 05/01/50	474	347,334
4.00%, 06/01/28	1,464	1,464,563
4.20%, 11/15/69	971	742,857
4.30%, 05/15/43	1,174	1,029,163
4.70%, 05/01/48	1,046	942,156
4.80%, 03/30/30	1,630	1,672,494
4.80%, 09/15/35	325	324,404
4.80%, 08/01/45	968	898,350
4.95%, 08/15/45(a)	899	848,087
5.20%, 03/30/35	875	906,669
5.75%, 03/15/33(a)	500	529,174
5.75%, 01/15/42	732	741,970
5.95%, 05/15/37	982	1,063,269
6.13%, 09/15/2115	1,081	1,103,621
7.13%, 10/15/31	645	734,569
Central Japan Railway Co., 4.25%, 11/24/45(b)	270	229,659
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,263	1,266,222
CSX Corp.
2.40%, 02/15/30	961	902,860

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.50%, 05/15/51(a)	$649	$392,785
3.25%, 06/01/27	1,392	1,379,199
3.35%, 09/15/49	820	589,613
3.80%, 03/01/28	1,845	1,841,963
3.80%, 11/01/46	1,601	1,279,957
3.80%, 04/15/50	186	144,574
3.95%, 05/01/50	763	605,370
4.10%, 11/15/32	1,515	1,495,536
4.10%, 03/15/44(a)	1,533	1,303,136
4.25%, 03/15/29	2,522	2,547,220
4.25%, 11/01/66	1,370	1,082,846
4.30%, 03/01/48	1,699	1,444,985
4.40%, 03/01/43	890	790,935
4.50%, 03/15/49	828	720,821
4.50%, 11/15/52(a)	1,727	1,496,403
4.50%, 08/01/54	990	850,401
4.65%, 03/01/68	745	625,368
4.75%, 05/30/42	1,140	1,072,206
4.75%, 11/15/48	1,223	1,111,152
4.90%, 03/15/55(a)	890	814,353
5.05%, 06/15/35	1,555	1,595,169
5.20%, 11/15/33(a)	910	953,747
5.50%, 04/15/41	980	1,011,260
6.00%, 10/01/36	640	701,441
6.15%, 05/01/37	1,276	1,416,810
6.22%, 04/30/40	1,208	1,342,144
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	530	341,967
3.83%, 09/14/61(b)	960	664,727
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(a)(b)	805	778,074
3.69%, 09/13/61(b)	1,080	780,451
4.70%, 05/07/50(b)	1,989	1,773,162
5.00%, 01/25/47(a)(b)	1,202	1,132,844
ENA Master Trust, 4.00%, 05/19/48(a)(b)	670	514,895
FedEx Corp.
2.40%, 05/15/31(a)	1,220	1,104,837
3.10%, 08/05/29	3,140	3,023,491
3.25%, 05/15/41	15	11,294
3.90%, 02/01/35(a)	320	296,901
4.05%, 02/15/48	1,558	1,202,542
4.10%, 02/01/45	135	107,669
4.25%, 05/15/30(a)	1,890	1,899,732
4.40%, 01/15/47	100	82,251
4.55%, 04/01/46	1,213	988,714
4.55%, 04/01/46(a)	1,370	1,155,613
4.75%, 11/15/45	2,142	1,863,881
4.90%, 01/15/34	105	105,443
4.95%, 10/17/48	1,385	1,216,235
5.10%, 01/15/44	2,010	1,847,233
5.25%, 05/15/50(a)	1,660	1,536,821
JB Hunt Transport Services Inc., 4.90%, 03/15/30	1,195	1,221,834
Kirby Corp., 4.20%, 03/01/28	1,009	1,008,979
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	1,415	1,404,655
Nakilat Inc., 6.07%, 12/31/33(b)	787	830,874
Norfolk Southern Corp.
2.30%, 05/15/31	677	614,582
2.55%, 11/01/29	1,076	1,016,592
2.90%, 08/25/51	425	274,589
Security	Par (000)	Value
Transportation (continued)
3.00%, 03/15/32	$864	$800,703
3.05%, 05/15/50(a)	627	421,130
3.15%, 06/01/27	668	660,660
3.16%, 05/15/55	1,384	912,182
3.40%, 11/01/49	779	559,805
3.70%, 03/15/53	981	725,618
3.80%, 08/01/28	1,485	1,479,714
3.94%, 11/01/47	1,263	1,019,009
3.95%, 10/01/42	1,601	1,354,022
4.05%, 08/15/52	1,306	1,039,836
4.10%, 05/15/49	759	618,463
4.10%, 05/15/2121	750	535,155
4.15%, 02/28/48	1,377	1,144,443
4.45%, 03/01/33(a)	770	771,744
4.45%, 06/15/45	1,080	951,729
4.55%, 06/01/53	1,375	1,186,102
4.65%, 01/15/46	1,240	1,118,029
4.80%, 08/15/43	265	241,512
4.84%, 10/01/41	976	932,059
5.05%, 08/01/30	1,045	1,085,655
5.10%, 05/01/35	760	781,740
5.10%, 08/01/2118	600	532,244
5.35%, 08/01/54(a)	1,495	1,457,443
5.55%, 03/15/34	775	822,473
5.95%, 03/15/64	965	1,014,428
7.25%, 02/15/31	990	1,124,326
7.80%, 05/15/27	770	811,492
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	968	1,036,583
Ryder System Inc.
2.85%, 03/01/27	849	836,077
2.90%, 12/01/26	614	607,172
4.30%, 06/15/27	590	591,795
4.30%, 12/01/30	370	369,424
4.85%, 06/15/30(a)	555	567,421
4.90%, 12/01/29	1,030	1,053,110
4.95%, 09/01/29	590	604,032
5.00%, 03/15/30	925	949,916
5.25%, 06/01/28	1,215	1,248,298
5.30%, 03/15/27	480	487,071
5.38%, 03/15/29	965	999,964
5.50%, 06/01/29	740	772,842
5.65%, 03/01/28	730	754,299
6.30%, 12/01/28	1,010	1,071,142
6.60%, 12/01/33(a)	1,155	1,295,462
TTX Co.
3.90%, 02/01/45(b)	220	181,325
4.20%, 07/01/46(b)	720	616,131
4.60%, 02/01/49(b)	749	666,554
4.65%, 06/15/44(b)	295	262,604
5.05%, 11/15/34(b)	940	969,532
5.65%, 12/01/52(a)(b)	525	540,358
5.75%, 11/22/33(b)	535	574,378
Union Pacific Corp.
2.15%, 02/05/27	904	886,641
2.38%, 05/20/31	1,580	1,453,511
2.40%, 02/05/30	1,064	997,905
2.80%, 02/14/32	2,405	2,215,065
2.89%, 04/06/36	1,314	1,118,040
2.95%, 03/10/52	1,425	933,082
2.97%, 09/16/62	1,289	773,101
3.00%, 04/15/27	1,063	1,051,007

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.20%, 05/20/41	$1,516	$1,198,115
3.25%, 02/05/50	432	305,155
3.35%, 08/15/46	820	609,782
3.38%, 02/01/35(a)	930	846,020
3.38%, 02/14/42	730	583,893
3.50%, 02/14/53	2,219	1,613,377
3.55%, 08/15/39	917	791,690
3.55%, 05/20/61	1,513	1,046,119
3.60%, 09/15/37	1,082	971,601
3.70%, 03/01/29	2,016	2,001,578
3.75%, 02/05/70	1,375	952,506
3.80%, 10/01/51	1,795	1,386,483
3.80%, 04/06/71	1,515	1,067,157
3.84%, 03/20/60	3,162	2,343,749
3.85%, 02/14/72	710	505,656
3.88%, 02/01/55	910	699,685
3.95%, 09/10/28	2,786	2,790,081
3.95%, 08/15/59	995	756,277
4.00%, 04/15/47	940	769,487
4.05%, 11/15/45	1,030	860,533
4.05%, 03/01/46	1,178	979,311
4.10%, 09/15/67	892	682,745
4.30%, 03/01/49	1,148	969,569
4.50%, 01/20/33	1,360	1,379,218
4.50%, 09/10/48	867	757,817
4.95%, 09/09/52(a)	1,261	1,175,493
4.95%, 05/15/53	830	774,504
5.10%, 02/20/35(a)	1,630	1,694,103
5.15%, 01/20/63(a)	450	422,578
5.60%, 12/01/54	1,615	1,641,785
6.63%, 02/01/29(a)	1,357	1,462,917
United Parcel Service Inc.
2.50%, 09/01/29	1,394	1,323,942
3.05%, 11/15/27	1,936	1,910,314
3.40%, 03/15/29	2,009	1,980,255
3.40%, 11/15/46	945	711,482
3.40%, 09/01/49	1,098	792,837
3.63%, 10/01/42	771	627,636
3.75%, 11/15/47	1,935	1,522,364
4.25%, 03/15/49(a)	1,529	1,286,669
4.45%, 04/01/30	2,062	2,103,184
4.65%, 10/15/30(a)	1,175	1,205,903
4.88%, 03/03/33(a)	1,540	1,596,551
4.88%, 11/15/40	1,139	1,110,487
5.05%, 03/03/53(a)	1,815	1,696,590
5.15%, 05/22/34(a)	1,280	1,339,324
5.20%, 04/01/40(a)	932	948,924
5.25%, 05/14/35(a)	930	972,523
5.30%, 04/01/50(a)	2,055	2,014,891
5.50%, 05/22/54	2,235	2,221,545
5.60%, 05/22/64	850	838,750
5.95%, 05/14/55	1,980	2,084,008
6.05%, 05/14/65	1,435	1,510,093
6.20%, 01/15/38	2,394	2,666,272
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	870	990,622
Walmart Inc.
1.50%, 09/22/28	2,605	2,460,125
1.80%, 09/22/31	2,910	2,598,741
3.95%, 09/09/27	1,850	1,859,184
Security	Par (000)	Value
Transportation (continued)
XPO Inc., 6.25%, 06/01/28(b)	$1,485	$1,515,359
		257,449,756
Trucking & Leasing — 0.2%
Avolon Holdings Funding Ltd., 4.90%, 10/10/30(a)(b)	1,280	1,288,099
DAE Funding LLC, 3.38%, 03/20/28(b)	1,020	993,105
GATX Corp.
1.90%, 06/01/31	665	584,677
3.10%, 06/01/51	950	615,853
3.50%, 03/15/28(a)	548	539,743
3.50%, 06/01/32	721	672,955
3.85%, 03/30/27	471	468,782
4.00%, 06/30/30	780	769,249
4.50%, 03/30/45(a)	245	211,058
4.55%, 11/07/28	630	635,649
4.70%, 04/01/29(a)	765	775,343
4.90%, 03/15/33	705	711,184
5.20%, 03/15/44(a)	590	562,537
5.40%, 03/15/27	360	365,185
5.45%, 09/15/33	680	708,495
5.50%, 06/15/35	680	702,720
6.05%, 03/15/34	915	981,228
6.05%, 06/05/54	1,890	1,939,141
6.90%, 05/01/34	810	916,132
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	843	812,079
4.20%, 04/01/27(b)	862	861,493
4.40%, 07/01/27(b)	1,272	1,275,455
5.25%, 07/01/29(b)	780	804,133
5.25%, 02/01/30(b)	1,540	1,588,767
5.35%, 01/12/27(b)	585	591,683
5.35%, 03/30/29(a)(b)	910	939,329
5.55%, 05/01/28(b)	1,130	1,163,758
5.70%, 02/01/28(b)	1,090	1,122,896
5.88%, 11/15/27(b)	1,600	1,646,675
6.05%, 08/01/28(b)	2,075	2,166,729
6.20%, 06/15/30(a)(b)	945	1,012,319
SMBC Aviation Capital Finance DAC
2.30%, 06/15/28(a)(b)	610	581,489
5.10%, 04/01/30(a)(b)	860	882,521
5.25%, 11/26/35(b)	800	804,125
5.30%, 04/03/29(a)(b)	990	1,019,401
5.45%, 05/03/28(a)(b)	1,270	1,303,280
5.55%, 04/03/34(b)	1,355	1,406,282
5.70%, 07/25/33(b)	1,940	2,041,996
		36,465,545
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27	527	517,025
6.00%, 06/16/30(a)	480	486,471
		1,003,496
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	1,185	1,072,447
2.80%, 05/01/30(a)	960	911,043
2.95%, 09/01/27	1,157	1,138,255
3.00%, 12/01/26(a)	525	519,783
3.25%, 06/01/51	950	657,785
3.45%, 06/01/29	1,111	1,091,049

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
3.45%, 05/01/50(a)	$1,009	$732,247
3.75%, 09/01/28	1,047	1,042,970
3.75%, 09/01/47	1,796	1,402,687
4.00%, 12/01/46	766	628,279
4.15%, 06/01/49	1,048	862,164
4.20%, 09/01/48	1,072	889,764
4.30%, 12/01/42	626	550,324
4.30%, 09/01/45	386	336,298
4.45%, 06/01/32	1,040	1,045,319
5.15%, 03/01/34	785	813,312
5.25%, 03/01/35(a)	1,290	1,336,412
5.45%, 03/01/54	955	943,859
5.70%, 09/01/55	1,690	1,720,609
6.59%, 10/15/37	994	1,137,422
Essential Utilities Inc.
2.40%, 05/01/31	830	748,989
2.70%, 04/15/30(a)	939	881,010
3.35%, 04/15/50	882	613,069
3.57%, 05/01/29	1,080	1,057,145
4.28%, 05/01/49	1,326	1,076,848
4.80%, 08/15/27	865	874,200
5.25%, 08/15/35	475	486,545
5.30%, 05/01/52	775	729,283
5.38%, 01/15/34	510	528,222
United Utilities PLC, 6.88%, 08/15/28	375	400,925
		26,228,264
Total Corporate Bonds & Notes — 98.2% (Cost: $15,604,725,736)		15,240,389,303
Foreign Government Obligations
Japan — 0.0%
Development Bank of Japan Inc., 4.00%, 08/28/27(b)(h)	15	15,054
Mexico — 0.1%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(b)(h)	13,060	13,258,381
South Korea — 0.1%
Korea Electric Power Corp.
4.00%, 06/14/27(b)(h)	960	960,115
4.75%, 02/13/28(b)(h)	855	868,068
4.88%, 01/31/27(a)(b)(h)	1,610	1,625,508
5.13%, 04/23/34(b)(h)	455	475,298
5.50%, 04/06/28(b)(h)	590	609,819
7.00%, 02/01/27(a)(h)	910	941,643
Korea Gas Corp.
2.00%, 07/13/31(b)(h)	1,230	1,104,407
3.13%, 07/20/27(b)(h)	1,341	1,323,616
3.88%, 07/13/27(a)(b)(h)	1,265	1,263,477
4.25%, 07/10/30(b)(h)	350	354,854
4.88%, 07/05/28(b)(h)	190	194,362
5.00%, 07/08/29(a)(b)(h)	1,035	1,071,049
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(a)(b)(h)	1,210	1,193,326
4.25%, 07/27/27(b)(h)	570	572,178
4.63%, 07/29/29(b)(h)	805	820,662
5.00%, 07/18/28(b)(h)	400	409,911
Korea National Oil Corp.
2.13%, 04/18/27(b)(h)	200	194,983
Security	Par (000)	Value
South Korea (continued)
2.38%, 04/07/31(b)(h)	$970	$888,064
2.63%, 04/18/32(b)(h)	500	452,914
3.38%, 03/27/27(b)(h)	500	495,942
4.13%, 09/30/27(b)(h)	150	150,335
4.88%, 04/03/27(b)(h)	150	151,656
4.88%, 04/03/28(b)(h)	150	152,815
4.88%, 04/03/29(b)(h)	1,000	1,024,904
		17,299,906
Total Foreign Government Obligations — 0.2% (Cost: $30,465,789)		30,573,341
U.S. Government Agency Obligations
U.S. Government Agency Obligations — 0.0%
CoBank ACB
7.13% , (5-year CMT + 2.81%)(d)(e)	20	20,714
7.25% , (5-year CMT + 2.88%)(a)(d)(e)	850	869,265
		889,979
Total U.S. Government Agency Obligations — 0.0% (Cost: $897,190)		889,979
Total Long-Term Investments — 98.4% (Cost: $15,636,088,715)		15,271,852,623
	Shares
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(i)(j)(k)	1,186,775,924	1,187,369,312
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(i)(j)	69,310,000	69,310,000
Total Short-Term Securities — 8.1% (Cost: $1,256,200,803)		1,256,679,312
Total Investments — 106.5% (Cost: $16,892,289,518)		16,528,531,935
Liabilities in Excess of Other Assets — (6.5)%		(1,009,961,207)
Net Assets — 100.0%		$15,518,570,728

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,366,433,622	$—	$(179,080,820)(a)	$(3,353)	$19,863	$1,187,369,312	1,186,775,924	$3,047,145 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	11,310,000	58,000,000 (a)	—	—	—	69,310,000	69,310,000	901,437	—
				$(3,353)	$19,863	$1,256,679,312		$3,948,582	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,240,389,303	$—	$15,240,389,303
Foreign Government Obligations	—	30,573,341	—	30,573,341
U.S. Government Agency Obligations	—	889,979	—	889,979
Short-Term Securities
Money Market Funds	1,256,679,312	—	—	1,256,679,312
	$1,256,679,312	$15,271,852,623	$—	$16,528,531,935

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax